UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number_811-04986

__Franklin Investors Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway
, San Mateo, CA  94403-1906

(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 10/31/20

Item 1. Reports to Stockholders.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Investors
Securities Trust
October 31, 2020
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Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Managed Income Fund

Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
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1
Shareholder Letter
Dear Shareholder:
During the 12 months ended October 31, 2020, the U.S.
economy grew moderately through the end of 2019 amid
concerns about trade, but it contracted in 2020’s first and
second quarters in response to the novel coronavirus
(COVID-19) pandemic. In the third quarter, the economy
recovered substantially based on increased business and
residential investment and consumer spending. The U.S.
Federal Reserve, having lowered the federal funds rate
three times earlier in 2019 amid global trade tensions, held it unchanged through February 2020. However, given larger
risks posed by COVID-19, the Federal Reserve lowered its
key rate twice for a total of 1.50% in March, decreasing it
from 1.75% to 0.25%. The Federal Reserve also announced
broad quantitative easing measures to support credit
markets and adjusted its policy in August to allow more
flexibility to keep interest rates low, while maintaining a 2%
average inflation target.
In this environment, the prices of U.S. stocks, as measured
by the Standard & Poor’s
®
500 Index (S&P 500
®
), rose
7.65%, (the index increasing from 3,037.56 to 3,269.96).
1,2
Investment-grade bonds, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index (Bloomberg Index),
posted a +6.19% total return (an index increase from
2,127.69 to 2,265.52), which includes the reinvestment of
interest.
3
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important
role of financial advisors in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Investors Securities Trust’s annual report, covering
Franklin Convertible Securities Fund, Franklin Equity Income
Fund and Franklin Managed Income Fund, includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Investors Securities Trust
This letter reflects our analysis and opinions as of October
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2020, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: Morningstar. The changes in index prices shown for the S&P 500 do not include reinvestments of income and distributions, which are included in its total return, which was: S&P 500 +9.71% (index total return resulting in an increase from 6,138.73 to 6,734.84).
3. Sources: Morningstar and Bloomberg Barclays Indices. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Economic and Market Overview 3
Franklin Convertible Securities Fund 4
Franklin Equity Income Fund 11
Franklin Managed Income Fund 17
Financial Highlights and Statements of Investments 26
Financial Statements 58
Notes to Financial Statements 63
Report of Independent Registered Public Accounting Firm 82
Tax Information 83
Board Members and Officers 84
Shareholder Information 89
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s 500
Index (S&P 500), posted solid gains during the 12 months
ended October 31, 2020. Equities advanced near the
end of 2019, aided by relatively steady economic growth,
easing trade tensions and the U.S. Federal Reserve’s
(Fed’s) supportive monetary policy. However, a sharp
selloff began in late February 2020 amid investor fears of
a global economic slowdown due to the novel coronavirus
(COVID-19) pandemic. Such fears drove many investors
to sell equities and buy government bonds, cash and other
investments perceived as safe. Nevertheless, equities began
to advance in late March, as monetary and fiscal stimulus
drove stocks, as measured by the S&P 500, to all-time price
highs in early September, before retreating in the period’s
final months.
Pandemic-related restrictions severely curtailed
economic activity, resulting in mass layoffs that drove the
unemployment rate to 14.7% in April 2020.
1
The longest
U.S. economic expansion in history ended in February,
according to the National Bureau of Economic Research,
and the country slipped into a deep recession with second-
quarter 2020 gross domestic product (GDP) posting a record
annualized decline.
In an effort to support the economy, the Fed lowered the
federal funds target rate to a range of 0.00%–0.25% in
March 2020. The Fed also enacted quantitative easing
measures aimed at ensuring credit flows to borrowers and
supporting credit markets with unlimited amounts of bond
purchasing. Furthermore, the Fed signaled that interest rates would potentially remain low, even if inflation persistently exceeded the Fed’s 2% target.
Equities began to rebound in late March 2020, benefiting
from fiscal and monetary stimulus and a gradual lifting of
restrictions. Optimism about potential COVID-19 vaccines,
rising retail sales and rebounding economic activity led the third-quarter GDP to expand at a record annualized pace.
Despite surging summer infection rates, stocks reversed
earlier losses and posted sharp gains. However, stocks
declined in the period’s last two months amid investor
concerns that the economic recovery was stalling, as new
job growth slowed and unemployment claims remained
high, although the unemployment rate declined to 6.9% at
period-end.
1
Concerns about possible new restrictions due
to rising COVID-19 infection rates, the government’s lack of consensus about additional fiscal stimulus and uncertainties surrounding the upcoming presidential election also
tempered investor enthusiasm.
The foregoing information reflects our analysis and opinions as of October 31, 2020 . The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Bureau of Labor Statistics

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Annual Report
Franklin Convertible Securities Fund
This annual report for Franklin Convertible Securities Fund
covers the fiscal year ended October 31, 2020 . The Fund
closed to new investors with limited exceptions on August
29, 2018. Existing investors may continue to purchase
additional shares of the Fund.
Your Fund’s Goal and Main Investments
The Fund seeks to maximize total return, consistent with
reasonable risk, by seeking to optimize capital appreciation and high current income under varying market conditions.
The Fund normally invests at least 80% of its net assets
in convertible securities and common stock received upon
conversion of convertible securities.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a +33.49% cumulative total return. In comparison,
the Fund’s benchmark, the ICE BofA All Alternatives U.S.
Convertibles Index, which tracks the domestic convertible
securities market, posted a +25.56% total return.
1
You
can find the Fund’s long-term performance data in the
Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
When choosing convertible securities for the Fund, we
attempt to maintain a balance in the portfolio between the
equity and debt characteristics of convertible securities
with an emphasis on the equity features. We also consider
the company’s long-term earnings, asset value and cash
flow potential. By investing in convertible securities, the
Fund seeks the opportunity to participate in the capital
appreciation of underlying stocks, while at the same time
relying on the fixed income aspect of the convertible
securities to provide current income and reduced price
volatility, which can limit the risk of loss in a down equity market. Some of the convertible securities in which the Fund may invest have been structured to provide enhanced yield,
increased equity exposure or enhanced downside protection.
These securities, generally referred to as enhanced
convertible securities, typically provide a benefit to the issuer in exchange for the enhanced features, such as a conversion
premium that is paid by the Fund. We may invest in
convertible securities of companies of any capitalization size, but we generally seek to make the portfolio representative of the entire convertible securities market.
Manager’s Discussion
The Fund’s robust absolute returns stemmed primarily from
investments across four sector allocations: information
technology (IT), consumer discretionary, health care and
communication services.
The growing shop-at-home trend had a strong positive
impact on our related holdings in internet-savvy retailers,
e-commerce platforms and digital payment software
providers that spent much of the year extending their
reach and capabilities at a rapid clip, with related gains
distributed across the portfolio’s consumer discretionary
and IT sector allocations. In the consumer discretionary
sector, key contributors included Wayfair (online home-
goods retail), Etsy (online bazaar for handmade or vintage
items and craft supplies), MercadoLibre (Latin America’s
largest e-commerce provider) and Chinese e-commerce
upstart Pinduoduo. Nearly all other consumer discretionary
holdings also advanced. Related IT contributors included
cloud-based business process automation specialist
ServiceNow, and Square (electronic payments and merchant
services). Square has become a staple of the small business
community by creating an easy-to-use and increasingly
popular payment processing platform, particularly among
restaurants and independent retailers.
The Fund’s collection of IT companies was, however, buoyed
foremost by software developers such as DocuSign and IT
services industry standout Twilio. Electronic signature and
transaction verification specialist DocuSign, which allows
Portfolio Composition
10/31/20
% of Total
Net Assets
Convertible Bonds 75.0%
Convertible Preferred Stocks 20.1%
Short-Term Investments & Other Net Assets 4.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
30
.

Franklin Convertible Securities Fund

franklintempleton.com
Annual Report
organizations to manage contracts and other agreements
in the cloud, has benefited directly from the swift move from offline to online and remote-networking activity.
The Fund’s convertible bond investment in Twilio fared well
also. Twilio makes communications software for its cloud-
based platform and related services. Tech companies like
DocuSign and Twilio have received a major tailwind from the
global pandemic-induced shift to working from home.
In the health care sector, holdings geared toward
medical technologies and advanced medical equipment
manufacturing generally fared better than their peers in
other health care industries such as biotechnology and
pharmaceuticals. In particular, medical device manufacturer
DexCom, which makes continuous glucose monitoring
systems for people with diabetes, was backed by strong
sales, corporate earnings and business expansions.
A wide variety of companies led our absolute performance
in the communication services sector, from digital
entertainment to social media, online real estate databases, traditional communication services providers and more.
The value of our new investment in Singapore-based
internet platform provider Sea Limited rose during the
period and served as a key contributor among several in
the communication services sector. The company has seen
a big jump in demand during the pandemic for its digital
entertainment, e-commerce and digital financial services,
allowing it to deliver strong quarterly financial results.
In contrast, the Fund’s small exposures to energy, utilities, consumer staples and materials sector companies worked
against the overall outcome as most of these holdings traded lower, including Oil States International (OSI), a U.S.-based oilfield services provider in the deeply-troubled energy
sector. In general, global energy oversupply combined
with demand destruction to push crude oil and natural gas
prices well below the profitability threshold for many U.S.
energy firms, causing them to seek cost-cutting measures,
bankruptcy protection and/or asset sales to survive.
The Fund’s positions in electric utilities companies had
mixed results that were dragged down by a substantial
decline for South Jersey Industries and smaller losses for
Sempra Energy and Southern Company. Most other notable
detractors were spread across various sector allocations,
including online travel-related search provider Booking
Holdings (consumer discretionary), direct-broadcast satellite provider Dish Network (communication services; sold by
period-end), and both Viavi Solutions (network testing and
monitoring) and Guidewire Software (cloud platform for
insurers worldwide). Overall gains in the health care sector were also pared by a few notable detractors, the worst of
which were Becton Dickinson (sold by period-end) and
Intercept Pharmaceuticals. In particular, biopharmaceutical
drug developer Intercept Pharmaceuticals suffered due to
what may prove to be a minor, temporary setback: the U.S.
Food and Drug Administration ordered the postponement of
an advisory panel meeting to review Ocaliva as a treatment
for liver fibrosis due to nonalcoholic steatohepatitis (NASH)
as it sought to review additional clinical trial data.
Top 10 Holdings
10/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Snap, Inc. 2.4%
Interactive Media & Services, United States
Danaher Corp. 2.3%
Health Care Equipment & Supplies, United
States
Zendesk , Inc. 2.2%
Software, United States
Microchip Technology, Inc. 2.2%
Semiconductors & Semiconductor Equipment,
United States
Okta , Inc. 2.1%
IT Services, United States
MercadoLibre , Inc. 2.0%
Internet & Direct Marketing Retail, Argentina
RH 2.0%
Specialty Retail, United States
Coupa Software, Inc. 2.0%
Software, United States
Pinduoduo , Inc. 1.9%
Internet & Direct Marketing Retail, China
Square, Inc. 1.9%
IT Services, United States

Franklin Convertible Securities Fund

franklintempleton.com
Annual Report
Thank you for your continued participation in Franklin
Convertible Securities Fund. We look forward to serving your future investment needs.
Alan E. Muschott, CFA
Lead Portfolio Manager
Eric Webster, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of October 31, 2020
Franklin Convertible Securities Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +33.49% +26.14%
5-Year +106.10% +14.26%
10-Year +205.84% +11.19%
Advisor
1-Year +33.80% +33.80%
5-Year +108.73% +15.86%
10-Year +213.50% +12.10%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 1.04% 0.50% 0.50%
Advisor 1.33% 0.79% 0.78%
See page 9 for Performance Summary footnotes.

Franklin Convertible Securities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/10–10/31/20)
Advisor Class
(11/1/10–10/31/20)

Franklin Convertible Securities Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock. The Fund may invest in high-yielding, fixed income securities. High yields reflect the higher credit risk associated with these lower-rated securities and, in some cases, the lower market prices for these in-
struments. Interest rate movements may affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may also invest in foreign securities, which involve special risks, including political uncertainty and currency volatility. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmen-
tal or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/21. Fund investment results reflect the fee waiver; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s past four quarterly dividends and the maximum offering price (NAV for Advisor Class) per share on
10/31/20.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Morningstar. The ICE BofA All Alternatives U.S. Convertibles Index comprises domestic securities of all quality grades that are convertible into U.S. dollar-denom-
inated common stock, ADRs or cash equivalents and have a delta (measure of equity sensitivity) that indicates the security likely has a balance between the debt and equity characteristics of the security.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/19–10/31/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.2993 $0.5120 $1.0963 $1.9076
C $0.1073 $0.5120 $1.0963 $1.7156
R6 $0.3822 $0.5120 $1.0963 $1.9905
Advisor $0.3618 $0.5120 $1.0963 $1.9701
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.84% 0.86%
Advisor 0.59% 0.61%

Your Fund’s Expenses
Franklin Convertible Securities Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/20
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/3 1/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,294.14 $4.74 $1,021.00 $4.18 0.82%
C $1,000 $1,288.89 $9.07 $1,017.21 $7.99 1.58%
R6 $1,000 $1,296.00 $2.87 $1,022.64 $2.53 0.50%
Advisor $1,000 $1,295.66 $3.30 $1,022.26 $2.91 0.57%

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Annual Report
Franklin Equity Income Fund
This annual report for Franklin Equity Income Fund covers
the fiscal year ended October 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to maximize total return by emphasizing
high current income and long-term capital appreciation,
consistent with reasonable risk, by normally investing at least
80% of its net assets in equity securities, including securities convertible into common stocks. The Fund generally
invests the remainder of its assets in other equity-related
instruments such as convertible securities and equity-linked notes (ELNs), and may also invest in foreign securities,
including emerging markets.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a -2.43% cumulative total return. In comparison,
the Fund’s new primary benchmark, the Russell 1000
®
Value Index, which measures performance of the largest
companies in the Russell 3000
®
Index, and represents the
majority of the U.S. market’s total market capitalization,
posted a -13.66% total return.
1
The Fund’s new secondary
benchmark and former primary benchmark, the Standard &
Poor’s 500 Index (S&P 500), which tracks the broad U.S.
stock market, posted a +9.71% total return.
1
The Russell
1000
®
Value Index is replacing the S&P 500 Index as the
Fund’s primary benchmark because the investment manager
believes that the Russell 1000
®
Value Index more accurately
reflects the Fund’s investment strategy. You can find the
Fund’s long-term performance data in the Performance
Summary beginning on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We seek to invest in a broadly diversified portfolio of equity securities that we consider to be financially strong, with a focus on blue chip companies. We apply a bottom-up
approach to investing in individual securities. We will assess the market price of a company’s securities relative to our
evaluation of the company’s long-term earnings, cash flow
potential and balance sheet strength. We also consider
a company’s price/earnings ratio, return on capital, profit
margins and asset value. We consider dividend yield and
the opportunity for dividend growth in selecting stocks for
the Fund because we believe that, over time, dividend
income can contribute significantly to total return and can
be a more consistent source of investment return than
capital appreciation. We seek to take advantage of price
dislocations that result from the market’s short-term focus
Portfolio Composition
10/31/20
% of Total
Net Assets
Banks 10.4%
Electric Utilities 9.0%
Health Care Equipment & Supplies 7.2%
Pharmaceuticals 6.2%
Capital Markets 5.9%
Beverages 4.6%
Semiconductors & Semiconductor Equipment 4.5%
Software 4.4%
Aerospace & Defense 3.6%
Oil, Gas & Consumable Fuels 3.5%
Specialty Retail 3.2%
Household Products 3.1%
Machinery 2.9%
Diversified Telecommunication Services 2.8%
Multiline Retail 2.5%
Health Care Providers & Services 2.4%
Food & Staples Retailing 2.2%
Road & Rail 2.2%
Chemicals 2.0%
Hotels, Restaurants & Leisure 1.8%
Media 1.8%
Commercial Services & Supplies 1.7%
Air Freight & Logistics 1.5%
Equity Real Estate Investment Trusts (REITs) 1.4%
Internet & Direct Marketing Retail 1.4%
Technology Hardware, Storage & Peripherals 1.4%
Other 5.6%
Short-Term Investments & Other Net Assets 0.8%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not include any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
35
.

Franklin Equity Income Fund

franklintempleton.com
Annual Report
and choose to invest in those companies that, in our opinion, offer the best trade-off between growth opportunity, business and financial risk, and valuation.
Manager’s Discussion
The information technology (IT) and consumer discretionary
sectors added meaningfully to the Fund’s performance
over the annual period. Within IT, information software and
services firm Microsoft and personal computing device
manufacturer and service provider Apple were notable
contributors. Tremendous growth in the overall cloud
infrastructure market has been a positive catalyst for the
shares of Microsoft, while strong iPhone sales and a fast-
growing wearables business have been growth drivers for
Apple. Overall, nearly every major IT business became more
relevant as a result of the COVID-19 pandemic and the
broader digital transformation opportunity.
Positions in Target and Lowe’s added to returns in the
consumer discretionary sector. Big box retailer Target
continued to demonstrate strong momentum, a growing
customer base and differentiated digital capabilities that
we believe can drive higher growth over time. Demand for
completing home improvement projects has accelerated
during the pandemic which has been a boost for our holding
in Lowe’s. Elsewhere, medical and environmental technology
products company Danaher was a notable contributor in the
health care sector, delivering strong organic growth from
a range of products, including those with COVID-related
tailwinds.
In contrast, the energy, financials and industrials sectors
detracted most from performance. In the energy sector,
Chevron and Royal Dutch Shell weighed on returns as
oil companies faced headwinds brought on by pandemic
disruptions, pricing pressures and demand weakness.
Companies in the financials sector, including our positions
in Citigroup and JPMorgan Chase, struggled with declining
interest rates, fears of elevated credit losses, and the need to build reserves as recessionary conditions took hold due
to the pandemic. In the industrials sector, aerospace and
defense company Raytheon Company merged with United
Technologies in April 2020, to form Raytheon Technologies.
Despite the negative impact of the recent decline in air
passenger demand, the newly combined company expects
to introduce breakthrough technologies at an accelerated
pace across high-value areas of commercial aerospace and
defense.
Thank you for your continued participation in Franklin
Equity Income Fund. We look forward to serving your future
investment needs.
Matthew D. Quinlan
Alan E. Muscott, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
10/31/20
Company
Industry , Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 3.8%
Banks, United States
Procter & Gamble Co. (The) 3.1%
Household Products, United States
Johnson & Johnson 3.1%
Pharmaceuticals, United States
Duke Energy Corp. 2.9%
Electric Utilities, United States
NextEra Energy, Inc. 2.9%
Electric Utilities, United States
Morgan Stanley 2.9%
Capital Markets, United States
Medtronic plc 2.6%
Health Care Equipment & Supplies, United
States
Microsoft Corp. 2.5%
Software, United States
Target Corp. 2.5%
Multiline Retail, United States
Verizon Communications, Inc. 2.4%
Diversified Telecommunication Services, United
States

Performance Summary as of October 31, 2020
Franklin Equity Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -2.43% -7.81%
5-Year +40.07% +5.77%
10-Year +142.99% +8.67%
Advisor
1-Year -2.18% -2.18%
5-Year +41.83% +7.24%
10-Year +149.24% +9.56%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 2.34% 1.94% 1.94%
Advisor 2.74% 2.31% 2.31%
See page 15 for Performance Summary footnotes.

Franklin Equity Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page
15 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/10–10/31/20)
Advisor Class
(11/1/10–10/31/20)

Franklin Equity Income Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price and debt securities when the underlying stock price is low relative to the conversion price. Investments in ELNs of-
ten have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks.
The Fund’s investment in foreign securities also involves special risks, including currency fluctuations and economic as well as political uncertainty. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions;
terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/21. Fund investment results reflect the fee waiver; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s current quarterly dividend and the maximum offering price (NAV for Advisor Class) per share on
10/31/20.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Morningstar. The Russell 1000 Value Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with relatively lower price-to-book ratios and lower forecasted growth rates. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/19–10/31/20)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.6263 $0.7586 $1.3849
C $0.4205 $0.7586 $1.1791
R $0.5612 $0.7586 $1.3198
R6 $0.7228 $0.7586 $1.4814
Advisor $0.6948 $0.7586 $1.4534
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.86% 0.87%
Advisor 0.61% 0.62%

Your Fund’s Expenses
Franklin Equity Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/20
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,081.95 $4.55 $1,020.77 $4.42 0.87%
C $1,000 $1,079.75 $8.48 $1,016.98 $8.22 1.62%
R $1,000 $1,075.49 $5.72 $1,019.62 $5.57 1.10%
R6 $1,000 $1,078.46 $2.61 $1,022.63 $2.54 0.50%
Advisor $1,000 $1,080.92 $3.23 $1,022.03 $3.14 0.62%

franklintempleton.com
Annual Report
Franklin Managed Income Fund
This annual report for Franklin Managed Income Fund
covers the fiscal year ended October 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income to support monthly
distributions, while maintaining the prospects for capital
appreciation by investing, under normal market conditions,
in a diversified portfolio of stocks (substantially dividend paying) and debt securities. The Fund normally invests at
least 25% of its total assets in debt securities, including
bonds, notes, debentures and money market securities, and
at least 25% of its total assets in equity securities, primarily common and preferred stock.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a cumulative total return of -1.06%. In comparison,
the Fund’s new primary and former secondary benchmark,
the blended 25% ICE BofA U.S. Corporate & High Yield
Index, 25% Bloomberg Barclays U.S. Aggregate Bond Index
and 50% MSCI USA High Dividend Yield Index (Blended
Benchmark), which is a combination of leading stock and
bond indexes, posted a +0.65% total return.
1
The ICE BofA
U.S. Corporate & High Yield Index tracks the performance
of U.S. dollar-denominated investment-grade corporate
debt publicly issued in the U.S. domestic market, and below
investment grade, but not in default, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below,
as rated by credit rating agencies Moody’s and Standard &
Poor’s. The Bloomberg Barclays U.S. Aggregate Bond Index
tracks the U.S. investment-grade, taxable bond market.
The MSCI USA High Dividend Yield Index is designed to
reflect the performance of equities in the MSCI USA Index
(excluding REITs) with higher dividend income and quality
characteristics than average dividend yields that are both
sustainable and persistent. The Fund’s new secondary
and former primary benchmark, the Bloomberg Barclays
U.S. Aggregate Bond Index, posted a +6.19% total return.
2
The Fund’s third benchmark, the Standard & Poor’s 500
Index (S&P 500), which is a broad measure of U.S. stock
performance, posted a +9.71% total return.
2
You can find
the Fund’s long-term performance data in the Performance
Summary beginning on page 21 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We apply a bottom-up approach to investing in individual
securities. We will assess the market price of a company’s
securities relative to our evaluation of the company’s
long-term earnings, asset value and cash flow potential.
We also consider a company’s price/earnings ratio, profit
margins and liquidation value. In determining an optimal
mix of equity and fixed income investments for the Fund, we
assess changing economic, market and industry conditions.
The Fund seeks income by investing in a combination of
corporate, agency and government bonds issued in the U.S.
and other countries, as well as common stocks of companies
in any market capitalization range and convertible securities.
The Fund seeks capital appreciation by investing in equity
securities and convertible securities of companies from a
variety of industries. We may, from time to time, use for
various purposes equity-related derivatives, including call
and put options and futures on equity securities and equity
indexes, options on equity index futures, as well as interest-
rate, currency and credit-related derivatives. These purposes include enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments or markets in more
efficient or less expensive ways and/or hedging risks. The
use of such derivative transactions may allow the Fund to
Portfolio Composition
10/31/20
% of Total
Net Assets
Common Stocks 36.4%
Corporate Bonds 25.1%
Equity-Linked Securities 14.8%
Convertible Preferred Stocks 12.3%
U.S. Government and Agency Securities 3.0%
Management Investment Companies 2.6%
Mortgage-Backed Securities 2.4%
Other 0.6%
Short-Term Investments & Other Net Assets 2.8%
1. Source: FactSet. The Fund's Blended Benchmark was calculated internally and rebalanced monthly.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
50
.

Franklin Managed Income Fund

franklintempleton.com
Annual Report
obtain net long or short exposures to selected securities,
markets, interest rates, countries, currencies, credits or
durations.
Manager’s Discussion
The period under review was characterized by a relatively
calm beginning with an improving growth outlook and easing
trade tensions. What followed was an unprecedented
period of volatility for risk assets. The COVID-19 global
pandemic hobbled global growth, which led to the sharpest
contraction on record as economies across the globe
initiated aggressive initiatives to try to control the spread of the virus. Historic monetary and fiscal policy intervention
globally, as well as the gradual reopening of economies
during the second half of the period under review, led to a
sharp reversal in risk assets.
At period-end, the global economy remained amid a sharp
recovery from the pandemic-induced shutdowns with a
number of geographies around the world dealing with new
spikes in infections. The sharp second-quarter U.S. GDP
decline of 31.4% was reversed to a large quarter-over-
quarter gain of 33% in the third quarter, but there continue to be concerns around the sustainability of the recovery and how broad based it will be with certain segments and sectors of the market seemingly not participating in the broader
recovery. The period under review ended with a high degree
of uncertainty around the outcome of the U.S. election and
awaiting progress on COVID-19 vaccine news.
Weakening demand for energy due to the sharp contraction
in economic activity as a result of the global pandemic
was compounded by a market share battle as negotiations
broke down between major Organization of the Petroleum
Exporting Countries (OPEC) and other oil producers,
including Saudi Arabia and Russia. Oil prices recovered
relative to their peak declines of greater than 60%, ending
the period down roughly 34% from the beginning of the
period.
The markets began the year with volatility relatively subdued through mid-February 2020, followed by record spikes in
volatility to all-time highs in March 2020. Subsequently,
volatility steadily declined through the beginning of fall before increasing again through period-end due to uncertainty
about upcoming U.S. elections in early November. Assets
perceived by investors as having lower risk, U.S. Treasury
securities in particular, rallied during the peak periods of volatility and have stayed relatively range-bound for the final seven months of the period with modest increases at the end
of the period. The yield on 10-year U.S. Treasuries declined during the period from 1.71% to 0.87% (bottoming at 0.51%
in August).
The Fund posted a marginally negative return during the
period with losses experienced in February and March as
the coronavirus triggered the fastest bear market on record
followed by the fastest recovery from a bear market on
record as well. Dividend stocks, particularly value-oriented sectors, underperformed and the equity component of
the Fund’s blended benchmark declined with the MSCI
USA High Dividend Yield Index returning -6.48% for the
12-month period.
2
Corporate credit struggled in response to
the onset of the pandemic, but record fiscal and monetary
accommodation thawed out lending markets, leading to
unprecedented supply as well as notable spread tightening
from their peaks during the period. Buoyed by the rally in
U.S. Treasuries, the benchmark Bloomberg Barclays U.S.
Aggregate Bond Index returned +6.19%, while the ICE BofA
U.S. Corporate & High Yield Index returned +6.39%.
2
The Fund entered the period with a fairly balanced weighting across fixed income and equity securities while holding a
reserve of cash equivalents. The Fund had a considerable
shift in asset mix over the course of the period, ending the period under review with a meaningfully lower fixed income
weighting and a considerably higher equity weighting, while
holding a smaller cash balance.
Fixed income holdings performed well during the period, with outperformance (relative to equities during the period) offset by shifts in asset allocation as we reduced holdings of U.S.
Treasuries and financials sector positions in order to take
advantage of lower equity prices and valuations. Relative
to the Fund’s blended fixed income benchmark, Fund
holdings underperformed due to the shorter duration profile
of the Fund’s assets relative to the benchmark as well as
underperformance from select financials and energy sector
bond holdings.
Top Five Equity Holdings
10/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Texas Instruments, Inc. 2.7%
Semiconductors & Semiconductor Equipment ,
United States
Dominion Energy, Inc. 2.5%
Multi-Utilities , United States
JPMorgan Chase & Co. 2.3%
Banks , United States
Sempra Energy 2.2%
Multi-Utilities , United States
Amazon.com, Inc. 2.1%
Internet & Direct Marketing Retail , United States

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U.S. Treasury and agency mortgage-back securities (MBS)
holdings as well as positions in the health care, consumer
staples, consumer discretionary and communication services
sectors led positive absolute returns during the period
with the most notable outperformers relative to benchmark
positioning attributed to health care and consumer staples.
Within health care, the debt of integrated pharmacy health
care provider CVS Health was the leading performer with
high-yield rated hospital company Community Health
Systems helping pace fixed income returns. Outside of
health care, debt holdings of communication services
company T-Mobile helped lead sector returns as the
company’s debt securities performed particularly well in
response to the completion of the long-awaited merger with
Sprint.
The only sector with negative absolute performance on
the corporate bond side of the portfolio was the energy
sector, which suffered due to the double hit from extreme
demand destruction as a result of the global pandemic and
rising supplies due to the market share war following the
breakdown in negotiations between major Organization of
the Petroleum Exporting Countries (OPEC) and other oil
producers during the period. Notable detractors included
Chesapeake Energy and Williams Companies. Outside
of energy underperformance, notable underperformance
relative to our blended benchmark included U.S. Treasury
holdings given our preference for the shorter end of the
yield curve in our positioning. The only other sector worth
highlighting was the negative performance from the
financials sector relative to our benchmark, with negative
contributions from perpetual preferred bond positions of
JPMorgan Chase, PNC Financial and Prudential Financial.
As an asset class, equities underperformed during the
period. We used the weakness and volatility during the
second half of the period under review (with a focus during
the months of February and March) to shift assets out of
areas that outperformed, including U.S. Treasuries and
agency MBS, while adding to common stocks, convertible
securities and equity linked notes.
Information technology (IT), health care, consumer
discretionary and utilities holdings were large positive
absolute contributors during the period with the positive
contributors relative to the benchmark in the IT, utilities, communication services, health care and consumer
discretionary sectors. Positive contributors in the IT sector during the period came from semiconductor players
Texas Instruments, Broadcom and Analog Devices. Other
notable contributors included Microsoft, Apple and Nvidia.
Laboratory company Quest Diagnostics was the top health
care performer in the period with strong contributions from
pharmaceutical players AstraZeneca PLC and AbbVie. Other
notable positive contributors during the period were Peloton
Interactive and Target in the consumer discretionary sector
as well as DTE Energy and NextEra Energy in the utilities
sector.
During the period, negative absolute performance was
focused on the significant weakness in the energy sector
with meaningful negative contributions from the financials
and industrials sectors. Losses in energy holdings were
widespread during the period with minimal differentiation
related to long-term viability. Losses were pronounced
among both oil and gas producers and oilfield service
companies, with sharp declines experienced by Exxon Mobil,
Chevron, Royal Dutch Shell and Schlumberger. Financials
sector holdings struggled with rapidly falling interest
rates and fears of elevated credit losses as recessionary
conditions took hold due to the global pandemic. Holdings
of Wells Fargo, JPMorgan Chase and Toronto-Dominion
Bank all negatively impacted Fund results. The weakness
in the industrials sector was focused on aerospace players
Raytheon Technologies and Boeing.
The Fund used equity call and put options during the period
largely to sell covered calls and sell puts aligned with our price targets for selling and reducing positions on the upside
(covered calls) or initiating and adding to positions at lower levels (put selling). The Fund also used equity index put
spreads during the period. The net effect of derivative use
generated losses during the period under review.
Top Five Fixed Income Holdings
10/31/20
Company
Industry , Country
% of Total
Net Assets
a a
U.S. Treasury Notes 3.0%
Diversified Financial Services , United States
GNMA II, Single-family, 30 Year 1.9%
Diversified Financial Services , United States
CHS/Community Health Systems, Inc. 1.6%
Health Care Providers & Services , United States
CVS Health Corp 1.0%
Health Care Providers & Services , United States
Cigna Corp 0.9%
Health Care Providers & Services , United States

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Annual Report
Thank you for your continued participation in Franklin
Managed Income Fund. We look forward to serving your
future investment needs.
Edward D. Perks, CFA
Co-Lead Portfolio Manager
Brendan Circle, CFA
Co-Lead Portfolio Manager
Todd Brighton, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2020
Franklin Managed Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -1.06% -6.46%
5-Year +31.59% +4.46%
10-Year +92.37% +6.16%
Advisor
1-Year -0.86% -0.86%
5-Year +33.27% +5.91%
10-Year +97.82% +7.06%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 3.80% 1.98% 1.96%
Advisor 4.30% 2.35% 2.33%
See page 24 for Performance Summary footnotes.

Franklin Managed Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 24 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/10–10/31/20)
Advisor Class
(11/1/10–10/31/20)

Franklin Managed Income Fund
Performance Summary

franklintempleton.com
Annual Report
Net Asset Value
Share Class (Symbol) 10/31/20 10/31/19 Change
A (FBLAX) $11.73 $12.80 -$1.07
C (FBMCX) $11.61 $12.67 -$1.06
R (FBFQX) $11.76 $12.84 -$1.08
R6 (FBFRX) $11.76 $12.85 -$1.09
Advisor (FBFZX) $11.76 $12.84 -$1.08
Distributions
(11/1/19–10/31/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.4646 $0.0943 $0.3878 $0.9467
C $0.3684 $0.0943 $0.3878 $0.8505
R $0.4348 $0.0943 $0.3878 $0.9169
R6 $0.5070 $0.0943 $0.3878 $0.9891
Advisor $0.4974 $0.0943 $0.3878 $0.9795
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.93% 0.97%
Advisor 0.68% 0.72%

Franklin Managed Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
The Fund is not guaranteed to achieve its investment goal of making monthly distributions, while maintaining prospects for capital appreciation nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. In addition, some of its distributions may be treated in part as a return of capital, which will decrease shareholders’ cost basis in the Fund and affect the amount of any capital gain or loss that they realize when selling or exchanging fund shares. The annual payout rate may be adjusted higher or lower from year to year and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance and tax bracket.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s October dividend and the maximum offering price (NAV for Advisor Class) per share on 10/31/20.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. FactSet. The Blended Benchmark (25% ICE BofA U.S. Corporate & High Yield Index, 25% Bloomberg Barclays U.S. Aggregate Bond Index and 50% MSCI USA High Divi-
dend Yield Index) is a combination of leading stock and bond indexes. The ICE BofA U.S. Corporate & High Yield Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, and below investment grade, but not in default, U.S. dollar-denominated corporate bonds pub-
licly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by credit rating agencies Moody’s and S&P. The MSCI USA High
Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent.
8. Source: Morningstar. The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, tax-
able bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and Fitch, respectively. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

Your Fund’s Expenses
Franklin Managed Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/20
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,043.22 $4.78 $1,020.46 $4.72 0.93%
C $1,000 $1,039.31 $8.61 $1,016.69 $8.52 1.68%
R $1,000 $1,041.77 $6.06 $1,019.20 $5.99 1.18%
R6 $1,000 $1,044.07 $3.08 $1,022.12 $3.05 0.60%
Advisor $1,000 $1,044.57 $3.49 $1,021.72 $3.46 0.68%

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.13 $20.65 $20.68 $18.24 $18.00
Income from investment operations
a
:
Net investment income
b
......................... 0.22 0.21 0.16 0.27 0.25
Net realized and unrealized gains (losses) ........... 6.67 2.47 1.35 2.98 0.85
Total from investment operations .................... 6.89 2.68 1.51 3.25 1.10
Less distributions from:
Net investment income .......................... (0.30) (0.45) (0.49) (0.47) (0.50)
Net realized gains ............................. (1.61) (0.75) (1.05) (0.34) (0.36)
Total distributions ............................... (1.91) (1.20) (1.54) (0.81) (0.86)
Net asset value, end of year ....................... $27.11 $22.13 $20.65 $20.68 $18.24
Total return
c
................................... 33.49% 13.84% 7.65% 18.39% 6.41%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.85% 0.86% 0.85% 0.86%
Expenses net of waiver and payments by affiliates
d
...... 0.83%
e
0.83% 0.84% 0.84% 0.85%
Net investment income ........................... 0.96% 0.97% 0.76% 1.39% 1.44%
Supplemental data
Net assets, end of year (000’s) ..................... $1,385,821 $1,169,928 $1,153,875 $815,491 $768,553
Portfolio turnover rate ............................ 32.46% 26.83% 35.90% 27.24% 28.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.77 $20.31 $20.37 $17.98 $17.75
Income from investment operations
a
:
Net investment income
b
......................... 0.05 0.04 (—)
c
0.12 0.12
Net realized and unrealized gains (losses) ........... 6.56 2.45 1.33 2.93 0.84
Total from investment operations .................... 6.61 2.49 1.33 3.05 0.96
Less distributions from:
Net investment income .......................... (0.11) (0.28) (0.34) (0.32) (0.37)
Net realized gains ............................. (1.61) (0.75) (1.05) (0.34) (0.36)
Total distributions ............................... (1.72) (1.03) (1.39) (0.66) (0.73)
Net asset value, end of year ....................... $26.66 $21.77 $20.31 $20.37 $17.98
Total return
d
................................... 32.48% 13.03% 6.84% 17.49% 5.65%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.59% 1.60% 1.61% 1.60% 1.61%
Expenses net of waiver and payments by affiliates
e
...... 1.58% 1.58% 1.59% 1.59% 1.60%
Net investment income ........................... 0.21% 0.22% 0.01% 0.64% 0.69%
Supplemental data
Net assets, end of year (000’s) ..................... $233,295 $256,075 $299,716 $303,243 $293,038
Portfolio turnover rate ............................ 32.46% 26.83% 35.90% 27.24% 28.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.28 $20.78 $20.79 $18.33 $18.09
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.28 0.24 0.34 0.33
Net realized and unrealized gains (losses) ........... 6.69 2.50 1.36 3.00 0.84
Total from investment operations .................... 7.00 2.78 1.60 3.34 1.17
Less distributions from:
Net investment income .......................... (0.38) (0.53) (0.56) (0.54) (0.57)
Net realized gains ............................. (1.61) (0.75) (1.05) (0.34) (0.36)
Total distributions ............................... (1.99) (1.28) (1.61) (0.88) (0.93)
Net asset value, end of year ....................... $27.29 $22.28 $20.78 $20.79 $18.33
Total return .................................... 33.89% 14.26% 8.07% 18.84% 6.78%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.54% 0.55% 0.49% 0.50%
Expenses net of waiver and payments by affiliates
c
...... 0.50% 0.49% 0.49% 0.48% 0.49%
Net investment income ........................... 1.30% 1.31% 1.11% 1.75% 1.80%
Supplemental data
Net assets, end of year (000’s) ..................... $113,642 $51,791 $57,824 $22,950 $7,154
Portfolio turnover rate ............................ 32.46% 26.83% 35.90% 27.24% 28.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.14 $20.65 $20.68 $18.24 $18.00
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.26 0.21 0.32 0.30
Net realized and unrealized gains (losses) ........... 6.66 2.49 1.35 2.98 0.85
Total from investment operations .................... 6.94 2.75 1.56 3.30 1.15
Less distributions from:
Net investment income .......................... (0.36) (0.51) (0.54) (0.52) (0.55)
Net realized gains ............................. (1.61) (0.75) (1.05) (0.34) (0.36)
Total distributions ............................... (1.97) (1.26) (1.59) (0.86) (0.91)
Net asset value, end of year ....................... $27.11 $22.14 $20.65 $20.68 $18.24
Total return .................................... 33.80% 14.18% 7.91% 18.69% 6.68%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.60% 0.61% 0.60% 0.61%
Expenses net of waiver and payments by affiliates
c
...... 0.58%
d
0.58% 0.59% 0.59% 0.60%
Net investment income ........................... 1.20% 1.22% 1.01% 1.64% 1.69%
Supplemental data
Net assets, end of year (000’s) ..................... $2,773,524 $2,379,435 $2,189,462 $1,542,254 $1,080,346
Portfolio turnover rate ............................ 32.46% 26.83% 35.90% 27.24% 28.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Statement of Investments, October 31, 2020
Franklin Convertible Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 20.1%
Auto Components 1.4%
Aptiv plc, 5.5%, A ..................................... United States 530,000 $ 63,812,000
Capital Markets 1.2%
a
KKR & Co., Inc., 6%, C ................................. United States 1,060,000 55,162,400
a
Chemicals 1.0%
International Flavors & Fragrances, Inc., 6% ................. United States 1,192,242 46,068,231
Electric Utilities 4.0%
American Electric Power Co., Inc., 6.125% .................. United States 440,000 23,491,600
a
American Electric Power Co., Inc., 6.125% .................. United States 600,000 32,124,000
NextEra Energy, Inc., 5.279% ............................ United States 1,100,000 54,395,000
PG&E Corp., 5.5% .................................... United States 430,000 42,836,600
Southern Co. (The), 6.75%, 2019 ......................... United States 550,000 26,587,000
179,434,200
Food Products 1.4%
Bunge Ltd., 4.875% ................................... United States 630,000 64,990,800
Gas Utilities 0.3%
South Jersey Industries, Inc., 7.25% ....................... United States 360,000 11,955,600
Health Care Equipment & Supplies 2.3%
Danaher Corp., 4.75%, A ................................ United States 54,000 84,774,060
Danaher Corp., 5%, B .................................. United States 14,045 18,739,401
103,513,461
Health Care Technology 0.3%
Change Healthcare, Inc., 6% ............................. United States 300,000 15,621,000
Life Sciences Tools & Services 1.4%
Avantor, Inc., 6.25%, A ................................. United States 820,000 61,590,200
Machinery 0.7%
Fortive Corp., 5%, A ................................... United States 34,350 31,750,735
Multi-Utilities 2.3%
DTE Energy Co., 6.25% ................................ United States 800,000 38,064,000
Sempra Energy, 6%, A ................................. United States 417,500 42,714,425
Sempra Energy, 6.75%, B ............................... United States 206,000 21,030,540
101,808,965
Semiconductors & Semiconductor Equipment 1.9%
Broadcom, Inc., 8%, A .................................. United States 71,100 84,608,289
Water Utilities 0.9%
b
Essential Utilities, Inc., 6% .............................. United States 770,000 41,949,600
Wireless Telecommunication Services 1.0%
a,c
2020 Cash Mandatory Exchangeable Trust, 144A, 5.25% ....... United States 43,000 44,896,300
a
Total Convertible Preferred Stocks (Cost $847,531,761) ..........................
907,161,781

Franklin Investors Securities Trust
Statement of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Convertible Bonds 75.0%
Biotechnology 3.7%
Intercept Pharmaceuticals, Inc. , Senior Note , 2% , 5/15/26 .......
United States 21,000,000 $ 11,709,847
Neurocrine Biosciences, Inc. , Senior Note , 2.25% , 5/15/24 ......
United States 44,750,000 62,765,214
c
PTC Therapeutics, Inc. , Senior Note , 144A, 1.5% , 9/15/26 ....... United States 48,000,000 58,654,186
Sarepta Therapeutics, Inc. , Senior Note , 1.5% , 11/15/24 ........
United States 16,000,000 31,987,388
165,116,635
Communications Equipment 1.5%
Viavi Solutions, Inc. ,
Senior Note, 1.75%, 6/01/23 ........................... United States 40,969,000 47,047,100
Senior Note, 1%, 3/01/24 ............................. United States 20,000,000 23,178,955
70,226,055
Energy Equipment & Services 0.3%
Oil States International, Inc. , Senior Note , 1.5% , 2/15/23 ........
United States 28,000,000 15,888,346
Entertainment 3.3%
iQIYI, Inc. ,
Senior Note, 3.75%, 12/01/23 .......................... China 40,000,000 44,875,000
Senior Note, 2%, 4/01/25 ............................. China 26,000,000 26,178,750
c
Sea Ltd. ,
Senior Note, 144A, 1%, 12/01/24 ....................... Taiwan 3,500,000 10,997,776
Senior Note, 144A, 2.375%, 12/01/25 .................... Taiwan 34,000,000 64,825,750
146,877,276
Health Care Equipment & Supplies 3.5%
c
DexCom, Inc. , Senior Note , 144A, 0.25% , 11/15/25 ............ United States 79,000,000 76,362,462
Insulet Corp. , Senior Note , 0.375% , 9/01/26 .................
United States 65,000,000 79,707,766
156,070,228
Insurance 1.6%
c
AXA SA , Senior Note , 144A, 7.25% , 5/15/21 ................. France 71,500,000 71,410,625
Interactive Media & Services 5.0%
Snap, Inc. , Senior Note , 0.75% , 8/01/26 ....................
United States 59,000,000 110,002,356
Weibo Corp. , Senior Note , 1.25% , 11/15/22 ..................
China 63,000,000 61,188,750
Zillow Group, Inc. , Senior Note , 2.75% , 5/15/25 ...............
United States 34,500,000 54,262,527
225,453,633
Internet & Direct Marketing Retail 9.0%
Booking Holdings, Inc. ,
Senior Note, 0.9%, 9/15/21 ............................ United States 37,500,000 39,241,161
b,c
Senior Note, 144A, 0.75%, 5/01/25 ...................... United States 19,000,000 23,857,559
c
Etsy, Inc. , Senior Note , 144A, 0.125% , 9/01/27 ............... United States 80,000,000 83,265,380
MercadoLibre, Inc. , Senior Note , 2% , 8/15/28 ................
Argentina 32,000,000 90,040,583
Pinduoduo, Inc. , Senior Note , Zero Cpn., 10/01/24 ............
China 40,500,000 87,067,759
c
Wayfair, Inc. , Senior Note , 144A, 0.625% , 10/01/25 ............ United States 85,000,000 81,473,101
404,945,543

Franklin Investors Securities Trust
Statement of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Convertible Bonds
(continued)
IT Services 7.6%
Okta, Inc. , Senior Note , 0.125% , 9/01/25 ....................
United States 73,000,000 $ 95,721,250
Square, Inc. , Senior Note , 0.5% , 5/15/23 ....................
United States 42,000,000 86,947,953
Twilio, Inc. , Senior Note , 0.25% , 6/01/23 ....................
United States 21,500,000 83,919,042
Wix.com Ltd. , Senior Note , Zero Cpn., 7/01/23 ...............
Israel 42,500,000 77,267,979
343,856,224
Life Sciences Tools & Services 1.5%
Illumina, Inc. ,
Senior Note, 0.5%, 6/15/21 ............................ United States 32,500,000 40,204,743
Senior Note, Zero Cpn., 8/15/23 ........................ United States 25,750,000 27,403,047
67,607,790
Machinery 0.9%
Fortive Corp. , Senior Note , 0.875% , 2/15/22 .................
United States 40,270,000 40,220,065
Media 2.9%
c
Liberty Broadband Corp. , Senior Bond , 144A, 2.75% , 9/30/50 .... United States 22,500,000 24,185,693
c
Liberty Interactive LLC , Senior Bond , 144A, 1.75% , 9/30/46 ...... United States 37,000,000 66,205,950
Liberty Media Corp. ,
Senior Bond, 2.25%, 9/30/46 ........................... United States 37,000,000 17,205,691
Senior Note, 1.375%, 10/15/23 ......................... United States 21,200,000 23,804,169
131,401,503
Pharmaceuticals 2.5%
Jazz Investments I Ltd. ,
Senior Note, 1.5%, 8/15/24 ............................ United States 39,750,000 40,714,816
c
Senior Note, 144A, 2%, 6/15/26 ........................ United States 35,000,000 42,044,388
c
Revance Therapeutics, Inc. , Senior Note , 144A, 1.75% , 2/15/27 .. United States 27,000,000 28,854,690
111,613,894
Road & Rail 1.1%
c
Lyft, Inc. , Senior Note , 144A, 1.5% , 5/15/25 .................. United States 52,000,000 50,068,904
Semiconductors & Semiconductor Equipment 4.4%
Inphi Corp. ,
Senior Note, 0.75%, 9/01/21 ........................... United States 7,600,000 18,676,370
c
Senior Note, 144A, 0.75%, 4/15/25 ...................... United States 4,000,000 5,137,303
Microchip Technology, Inc. , Senior Sub. Note , 1.625% , 2/15/27 ...
United States 62,250,000 96,991,961
c
Silicon Laboratories, Inc. , Senior Note , 144A, 0.625% , 6/15/25 ... United States 68,000,000 75,947,997
196,753,631
Software 23.5%
Alteryx, Inc. ,
Senior Note, 0.5%, 8/01/24 ............................ United States 20,000,000 20,912,500
Senior Note, 1%, 8/01/26 ............................. United States 18,000,000 18,821,250
Atlassian, Inc. , Senior Note , 0.625% , 5/01/23 ................
United States 32,500,000 76,380,670
Blackline, Inc. , Senior Note , 0.125% , 8/01/24 .................
United States 9,500,000 14,018,438
Coupa Software, Inc. ,
Senior Note, 0.125%, 6/15/25 .......................... United States 21,000,000 37,505,181
c
Senior Note, 144A, 0.375%, 6/15/26 ..................... United States 44,000,000 51,290,592
DocuSign, Inc. , Senior Note , 0.5% , 9/15/23 ..................
United States 24,000,000 68,295,000
Envestnet, Inc. ,
Senior Note, 1.75%, 6/01/23 ........................... United States 51,500,000 65,532,563
c
Senior Note, 144A, 0.75%, 8/15/25 ...................... United States 11,500,000 11,553,065

Franklin Investors Securities Trust
Statement of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Convertible Bonds
(continued)
Software (continued)
Guidewire Software, Inc. , Senior Note , 1.25% , 3/15/25 .........
United States 44,000,000 $ 48,573,571
c
HubSpot, Inc. , Senior Note , 144A, 0.375% , 6/01/25 ............ United States 68,000,000 85,450,332
New Relic, Inc. , Senior Note , 0.5% , 5/01/23 ..................
United States 24,000,000 23,163,628
Palo Alto Networks, Inc. , Senior Note , 0.75% , 7/01/23 ..........
United States 43,000,000 46,209,346
Pluralsight, Inc. , Senior Note , 0.375% , 3/01/24 ...............
United States 39,000,000 34,164,000
Q2 Holdings, Inc. , Senior Note , 0.75% , 2/15/23 ...............
United States 32,000,000 54,020,000
RealPage, Inc. ,
Senior Note, 1.5%, 11/15/22 ........................... United States 35,850,000 51,212,301
Senior Note, 1.5%, 5/15/25 ............................ United States 18,750,000 19,367,112
ServiceNow, Inc. , Senior Note , Zero Cpn., 6/01/22 .............
United States 23,000,000 84,911,515
Splunk, Inc. ,
Senior Note, 1.125%, 9/15/25 .......................... United States 22,500,000 33,360,908
c
Senior Note, 144A, 1.125%, 6/15/27 ..................... United States 6,500,000 7,186,685
Workday, Inc. , Senior Note , 0.25% , 10/01/22 .................
United States 57,500,000 86,731,152
Workiva, Inc. , Senior Note , 1.125% , 8/15/26 .................
United States 22,000,000 21,885,856
c
Zendesk, Inc. , Senior Note , 144A, 0.625% , 6/15/25 ............ United States 80,000,000 100,423,070
1,060,968,735
Specialty Retail 2.7%
c
Burlington Stores, Inc. , Senior Note , 144A, 2.25% , 4/15/25 ...... United States 28,000,000 32,185,304
RH ,
Senior Note, Zero Cpn., 6/15/23 ........................ United States 27,000,000 48,601,494
c
Senior Note, 144A, Zero Cpn., 9/15/24 ................... United States 24,000,000 40,945,311
121,732,109
Total Convertible Bonds (Cost $2,535,012,685) ..................................
3,380,211,196
Shares
Escrows and Litigation Trusts 0.0%
d
Motors Liquidation Co., Escrow Account .................... United States 376,200 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $3,382,544,446) .............................
4,287,372,977
a
Short Term Investments 4.9%
a a
Country Shares
a
Value
a
Money Market Funds 4.7%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 211,356,904 211,356,904
Total Money Market Funds (Cost $211,356,904) .................................
211,356,904
g
Investments from Cash Collateral Received for
Loaned Securities 0.2%
a a a a a
Money Market Funds 0.2%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 6,200,000 6,200,000

Franklin Investors Securities Trust
Statement of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.0%
†
h
Joint Repurchase Agreement, BNP Paribas SA, 0.07%, 11/02/20
(Maturity Value $1,550,481)
Collateralized by U.S. Treasury Bonds, 6.875% - 8.125%, 5/15/21 -
8/15/25; U.S. Treasury Notes, 0.25% - 3%, 2/15/21 - 9/30/25, U.S.
Treasury Note, Index Linked, 1.125%, 1/15/21; and U.S. Treasury
Bill, Discount Note, 3/25/21 (valued at $1,581,490) ........... 1,550,475 $ 1,550,475
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $7,750,475) ............................................................
7,750,475
Total Short Term Investments (Cost $219,107,379 ) ...............................
219,107,379
a
Total Investments (Cost $3,601,651,825) 100.0% ................................
$4,506,480,356
Other Assets, less Liabilities (0.0) %
†
...........................................
(197,305)
Net Assets 100.0% ...........................................................
$4,506,283,051
See Abbreviations on page 81 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2020. See Note 1(f).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2020, the aggregate value of these securities was $1,137,222,423, representing 25.2% of net assets.
d
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(f) regarding securities on loan.
h
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.23 $24.86 $25.06 $22.50 $22.99
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.46 0.42 0.48 0.47
Net realized and unrealized gains (losses) ........... (1.11) 2.49 0.58 3.55 0.24
Total from investment operations .................... (0.62) 2.95 1.00 4.03 0.71
Less distributions from:
Net investment income .......................... (0.63) (0.58) (0.57) (0.58) (0.60)
Net realized gains ............................. (0.76) (1.00) (0.63) (0.89) (0.60)
Total distributions ............................... (1.39) (1.58) (1.20) (1.47) (1.20)
Net asset value, end of year ....................... $24.22 $26.23 $24.86 $25.06 $22.50
Total return
c
................................... (2.43)% 12.73% 3.98% 18.55% 3.31%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.86% 0.86% 0.85% 0.86% 0.87%
Expenses net of waiver and payments by affiliates
d
...... 0.85% 0.85% 0.84% 0.86%
e
0.87%
e
Net investment income ........................... 1.98% 1.85% 1.66% 2.02% 2.13%
Supplemental data
Net assets, end of year (000’s) ..................... $1,953,985 $2,017,910 $1,752,181 $1,753,135 $1,700,712
Portfolio turnover rate ............................ 26.90% 23.23% 28.40% 27.18% 50.05%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.01 $24.64 $24.86 $22.32 $22.85
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.28 0.26 0.30 0.30
Net realized and unrealized gains (losses) ........... (1.10) 2.47 0.53 3.54 0.23
Total from investment operations .................... (0.80) 2.75 0.79 3.84 0.53
Less distributions from:
Net investment income .......................... (0.42) (0.38) (0.38) (0.41) (0.46)
Net realized gains ............................. (0.76) (1.00) (0.63) (0.89) (0.60)
Total distributions ............................... (1.18) (1.38) (1.01) (1.30) (1.06)
Net asset value, end of year ....................... $24.03 $26.01 $24.64 $24.86 $22.32
Total return
c
................................... (3.19)% 11.91% 3.16% 17.73% 2.51%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.61% 1.61% 1.60% 1.61% 1.62%
Expenses net of waiver and payments by affiliates
d
...... 1.60% 1.60% 1.59% 1.61%
e
1.62%
e
Net investment income ........................... 1.23% 1.10% 0.91% 1.27% 1.38%
Supplemental data
Net assets, end of year (000’s) ..................... $161,707 $208,734 $204,402 $267,450 $257,156
Portfolio turnover rate ............................ 26.90% 23.23% 28.40% 27.18% 50.05%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.23 $24.85 $25.05 $22.49 $22.99
Income from investment operations
a
:
Net investment income
b
......................... 0.43 0.41 0.36 0.42 0.41
Net realized and unrealized gains (losses) ........... (1.10) 2.49 0.58 3.56 0.24
Total from investment operations .................... (0.67) 2.90 0.94 3.98 0.65
Less distributions from:
Net investment income .......................... (0.56) (0.52) (0.51) (0.53) (0.55)
Net realized gains ............................. (0.76) (1.00) (0.63) (0.89) (0.60)
Total distributions ............................... (1.32) (1.52) (1.14) (1.42) (1.15)
Net asset value, end of year ....................... $24.24 $26.23 $24.85 $25.05 $22.49
Total return .................................... (2.62)% 12.50% 3.75% 18.29% 3.05%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.08% 1.09% 1.08% 1.09% 1.11%
Expenses net of waiver and payments by affiliates
c
...... 1.08%
d
1.08% 1.07% 1.09%
d
1.11%
d
Net investment income ........................... 1.75% 1.62% 1.43% 1.79% 1.89%
Supplemental data
Net assets, end of year (000’s) ..................... $5,795 $7,284 $6,750 $7,074 $6,395
Portfolio turnover rate ............................ 26.90% 23.23% 28.40% 27.18% 50.05%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.29 $24.91 $25.11 $22.54 $23.01
Income from investment operations
a
:
Net investment income
b
......................... 0.57 0.54 0.50 0.56 0.43
Net realized and unrealized gains (losses) ........... (1.11) 2.50 0.59 3.57 0.37
Total from investment operations .................... (0.54) 3.04 1.09 4.13 0.80
Less distributions from:
Net investment income .......................... (0.72) (0.66) (0.66) (0.67) (0.67)
Net realized gains ............................. (0.76) (1.00) (0.63) (0.89) (0.60)
Total distributions ............................... (1.48) (1.66) (1.29) (1.56) (1.27)
Net asset value, end of year ....................... $24.27 $26.29 $24.91 $25.11 $22.54
Total return .................................... (2.07)% 13.12% 4.35% 19.00% 3.72%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.52% 0.53% 0.52% 0.49% 0.49%
Expenses net of waiver and payments by affiliates
c
...... 0.51% 0.51% 0.50% 0.49%
d
0.49%
d
Net investment income ........................... 2.32% 2.19% 2.00% 2.39% 2.51%
Supplemental data
Net assets, end of year (000’s) ..................... $97,565 $96,406 $81,171 $12,728 $10,537
Portfolio turnover rate ............................ 26.90% 23.23% 28.40% 27.18% 50.05%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.27 $24.90 $25.10 $22.53 $23.02
Income from investment operations
a
:
Net investment income
b
......................... 0.55 0.50 0.46 0.50 0.45
Net realized and unrealized gains (losses) ........... (1.11) 2.51 0.60 3.60 0.31
Total from investment operations .................... (0.56) 3.01 1.06 4.10 0.76
Less distributions from:
Net investment income .......................... (0.69) (0.64) (0.63) (0.64) (0.65)
Net realized gains ............................. (0.76) (1.00) (0.63) (0.89) (0.60)
Total distributions ............................... (1.45) (1.64) (1.26) (1.53) (1.25)
Net asset value, end of year ....................... $24.26 $26.27 $24.90 $25.10 $22.53
Total return .................................... (2.18)% 13.04% 4.22% 18.88% 3.53%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.61% 0.60% 0.61% 0.62%
Expenses net of waiver and payments by affiliates
c
...... 0.60% 0.60% 0.59% 0.61%
d
0.62%
d
Net investment income ........................... 2.21% 2.10% 1.91% 2.27% 2.38%
Supplemental data
Net assets, end of year (000’s) ..................... $219,362 $173,739 $109,435 $147,681 $80,422
Portfolio turnover rate ............................ 26.90% 23.23% 28.40% 27.18% 50.05%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Statement of Investments, October 31, 2020
Franklin Equity Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a a
Country Shares
a
Value
a a a a a a
Common Stocks 82.4%
Aerospace & Defense 3.6%
Lockheed Martin Corp. ................................. United States 83,500 $ 29,235,855
Raytheon Technologies Corp. ............................ United States 1,070,000 58,122,400
87,358,255
Air Freight & Logistics 1.5%
United Parcel Service, Inc., B ............................ United States 231,500 36,370,965
Banks 9.5%
Bank of America Corp. ................................. United States 2,248,708 53,294,380
Citigroup, Inc. ........................................ United States 930,000 38,520,600
JPMorgan Chase & Co. ................................. United States 940,000 92,157,600
Truist Financial Corp. .................................. United States 1,115,000 46,963,800
230,936,380
Beverages 4.6%
Coca-Cola Co. (The) ................................... United States 1,205,000 57,912,300
PepsiCo, Inc. ........................................ United States 415,000 55,315,350
113,227,650
Capital Markets 5.9%
Apollo Global Management, Inc. .......................... United States 552,500 20,365,150
Ares Management Corp. ................................ United States 550,000 23,265,000
BlackRock, Inc. ....................................... United States 49,500 29,660,895
Morgan Stanley ....................................... United States 1,452,500 69,937,875
143,228,920
Chemicals 0.5%
BASF SE ........................................... Germany 210,000 11,498,727
Commercial Services & Supplies 1.7%
Republic Services, Inc. ................................. United States 480,000 42,321,600
Communications Equipment 0.6%
Cisco Systems, Inc. ................................... United States 403,000 14,467,700
Diversified Telecommunication Services 2.8%
TELUS Corp. ........................................ Canada 645,000 11,029,200
Verizon Communications, Inc. ............................ United States 1,020,000 58,129,800
69,159,000
Electric Utilities 9.0%
Duke Energy Corp. .................................... United States 765,000 70,464,150
Entergy Corp. ........................................ United States 275,000 27,835,500
NextEra Energy, Inc. ................................... United States 960,000 70,281,600
Xcel Energy, Inc. ...................................... United States 710,000 49,721,300
218,302,550
Electrical Equipment 0.8%
Emerson Electric Co. .................................. United States 295,000 19,113,050
Equity Real Estate Investment Trusts (REITs) 1.4%
Prologis, Inc. ......................................... United States 240,000 23,808,000
Public Storage ....................................... United States 50,000 11,453,500
35,261,500
Food & Staples Retailing 2.2%
Walmart, Inc. ........................................ United States 385,000 53,418,750

Franklin Investors Securities Trust
Statement of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 0.6%
Nestle SA ........................................... Switzerland 140,000 $ 15,744,335
Health Care Equipment & Supplies 3.2%
Baxter International, Inc. ................................ United States 195,500 15,164,935
Medtronic plc ........................................ United States 630,000 63,359,100
78,524,035
Health Care Providers & Services 1.7%
HCA Healthcare, Inc. ................................... United States 19,000 2,354,860
UnitedHealth Group, Inc. ................................ United States 126,500 38,600,210
40,955,070
Hotels, Restaurants & Leisure 1.8%
McDonald's Corp. ..................................... United States 210,000 44,730,000
Household Products 3.1%
Procter & Gamble Co. (The) ............................. United States 560,000 76,776,000
Insurance 0.8%
Arthur J Gallagher & Co. ................................ United States 183,000 18,978,930
Machinery 0.7%
Illinois Tool Works, Inc. ................................. United States 47,000 9,206,360
Stanley Black & Decker, Inc. ............................. United States 51,780 8,605,836
17,812,196
Media 1.8%
Comcast Corp., A ..................................... United States 1,029,500 43,486,080
Multiline Retail 2.5%
Target Corp. ......................................... United States 395,000 60,126,900
Oil, Gas & Consumable Fuels 3.5%
Canadian Natural Resources Ltd. ......................... Canada 715,000 11,404,250
Chevron Corp. ....................................... United States 615,000 42,742,500
Exxon Mobil Corp. ..................................... United States 195,000 6,360,900
a
Royal Dutch Shell plc, ADR, A ............................ Netherlands 780,000 19,929,000
Suncor Energy, Inc. .................................... Canada 400,000 4,516,000
84,952,650
Personal Products 0.8%
Unilever NV, NYRS .................................... United Kingdom 350,000 19,796,000
Pharmaceuticals 6.2%
Johnson & Johnson ................................... United States 555,500 76,164,605
Merck & Co., Inc. ..................................... United States 425,000 31,964,250
Pfizer, Inc. ........................................... United States 1,184,300 42,018,964
150,147,819
Road & Rail 2.2%
Norfolk Southern Corp. ................................. United States 255,000 53,325,600
Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc. ................................... United States 165,000 19,557,450
Broadcom, Inc. ....................................... United States 43,500 15,208,905
Intel Corp. ........................................... United States 268,402 11,884,840
Texas Instruments, Inc. ................................. United States 233,000 33,689,470
80,340,665

Franklin Investors Securities Trust
Statement of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 2.7%
Microsoft Corp. ....................................... United States 297,500 $ 60,234,825
Oracle Corp. ......................................... United States 107,200 6,014,992
66,249,817
Specialty Retail 1.6%
Lowe's Cos., Inc. ...................................... United States 190,000 30,039,000
TJX Cos., Inc. (The) ................................... United States 187,000 9,499,600
39,538,600
Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc. .......................................... United States 305,000 33,202,300
Trading Companies & Distributors 0.4%
Fastenal Co. ......................................... United States 200,000 8,646,000
Total Common Stocks (Cost $1,483,749,702) ....................................
2,007,998,044
b
Equity-Linked Securities 9.8%
Banks 0.9%
c
Royal Bank of Canada into Bank of America Corp., 144A, 7.75%,
11/01/21 .......................................... United States 902,000 21,259,864
Chemicals 1.5%
c
Citigroup Global Markets Holdings, Inc. into Sherwin-Williams Co.
(The), 144A, 6.5%, 7/09/21 ............................ United States 30,200 19,151,082
c
Goldman Sachs International Bank into Linde plc, 144A, 6.5%,
10/25/21 .......................................... United Kingdom 80,150 18,102,732
37,253,814
Health Care Equipment & Supplies 0.6%
c
Citigroup Global Markets Holdings, Inc. into Becton Dickinson and
Co., 144A, 7.5%, 12/11/20 ............................. United States 61,000 14,346,953
Health Care Providers & Services 0.7%
c
Goldman Sachs International Bank into HCA Healthcare, Inc., 144A,
6%, 12/23/20 ....................................... United States 145,000 18,176,064
Internet & Direct Marketing Retail 1.4%
c
Wells Fargo Bank NA into Amazon.com, Inc., 144A, 6%, 4/05/21 .. United States 14,500 33,442,071
Machinery 0.8%
c
Goldman Sachs International Bank into Stanley Black & Decker, Inc.,
144A, 7%, 2/24/21 ................................... United States 115,000 18,764,799
Software 1.7%
c
Barclays Bank plc into Microsoft Corp., 144A, 6.5%, 11/05/20 .... United States 110,000 17,379,190
c
Barclays Bank plc into Oracle Corp., 144A, 6.5%, 1/22/21 ....... United States 440,000 24,158,401
41,537,591
Specialty Retail 1.6%
c
Citigroup Global Markets Holdings, Inc. into TJX Cos., Inc. (The),
144A, 6.5%, 9/14/21 ................................. United States 321,500 16,714,332
c
Royal Bank of Canada into Tractor Supply Co., 144A, 6%, 12/11/20 United States 200,000 22,425,191
39,139,523

Franklin Investors Securities Trust
Statement of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Trading Companies & Distributors 0.6%
c
Citigroup Global Markets Holdings, Inc. into Fastenal Co., 144A, 7%,
12/22/20 .......................................... United States 360,000 $ 14,804,418
Total Equity-Linked Securities (Cost $229,624,614) ..............................
238,725,097
Convertible Preferred Stocks 7.0%
Health Care Equipment & Supplies 3.4%
Becton Dickinson and Co., 6%, B ......................... United States 487,200 25,373,376
Boston Scientific Corp., 5.5%, A .......................... United States 110,000 11,393,800
Danaher Corp., 4.75%, A ................................ United States 25,000 39,247,250
Danaher Corp., 5%, B .................................. United States 4,652 6,206,885
82,221,311
Machinery 1.4%
Fortive Corp., 5%, A ................................... United States 36,600 33,830,478
Semiconductors & Semiconductor Equipment 1.2%
Broadcom, Inc., 8%, A .................................. United States 25,000 29,749,750
Water Utilities 1.0%
Essential Utilities, Inc., 6% .............................. United States 475,000 25,878,000
Total Convertible Preferred Stocks (Cost $155,342,321) ..........................
171,679,539
Total Long Term Investments (Cost $1,868,716,637) .............................
2,418,402,680
a
Short Term Investments 1.3%
a a
Country Shares
a
Value
a
Money Market Funds 0.6%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 13,813,242 13,813,242
Total Money Market Funds (Cost $13,813,242) ..................................
13,813,242
f
Investments from Cash Collateral Received for
Loaned Securities 0.7%
a a a a a
Money Market Funds 0.6%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 14,180,000 14,180,000

Franklin Investors Securities Trust
Statement of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.1%
g
Joint Repurchase Agreement, BNP Paribas SA, 0.07%, 11/02/20
(Maturity Value $3,545,609)
Collateralized by U.S. Treasury Bonds, 6.875% - 8.125%, 5/15/21 -
8/15/25; U.S. Treasury Notes, 0.25% - 3%, 2/15/21 - 9/30/25, U.S.
Treasury Note, Index Linked, 1.125%, 1/15/21; and U.S. Treasury
Bill, Discount Note, 3/25/21 (valued at $3,616,519) ........... 3,545,595 $ 3,545,595
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $17,725,595) ...........................................................
17,725,595
Total Short Term Investments (Cost $31,538,837 ) ................................
31,538,837
a
Total Investments (Cost $1,900,255,474) 100.5% ................................
$2,449,941,517
Other Assets, less Liabilities (0.5)% ...........................................
(11,527,927)
Net Assets 100.0% ...........................................................
$2,438,413,590
See Abbreviations on page 81 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is on loan at October 31, 2020. See Note 1(f).
b
See Note 1(e) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2020, the aggregate value of these securities was $238,725,097, representing 9.8% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(f) regarding securities on loan.
g
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.80 $11.89 $12.36 $11.65 $11.40
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.29 0.27 0.33 0.30
Net realized and unrealized gains (losses) ........... (0.44) 1.17 (0.16) 0.91 0.31
Total from investment operations .................... (0.13) 1.46 0.11 1.24 0.61
Less distributions from:
Net investment income .......................... (0.46) (0.41) (0.38) (0.36) (0.36)
Net realized gains ............................. (0.48) (0.14) (0.20) (0.17) (—)
c
Total distributions ............................... (0.94) (0.55) (0.58) (0.53) (0.36)
Net asset value, end of year ....................... $11.73 $12.80 $11.89 $12.36 $11.65
Total return
d
................................... (1.06)% 12.64% 0.89% 10.88% 5.54%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.93% 0.96% 1.02% 1.02% 1.02%
Expenses net of waiver and payments by affiliates
e
...... 0.91% 0.94% 1.01% 1.00% 1.01%
Net investment income ........................... 2.55% 2.36% 2.22% 2.72% 2.62%
Supplemental data
Net assets, end of year (000’s) ..................... $2,860,390 $2,966,899 $2,586,246 $2,646,599 $2,532,459
Portfolio turnover rate ............................ 64.69% 53.02% 63.64% 34.99% 46.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.67 $11.78 $12.25 $11.55 $11.31
Income from investment operations
a
:
Net investment income
b
......................... 0.22 0.20 0.19 0.24 0.21
Net realized and unrealized gains (losses) ........... (0.43) 1.15 (0.17) 0.90 0.31
Total from investment operations .................... (0.21) 1.35 0.02 1.14 0.52
Less distributions from:
Net investment income .......................... (0.37) (0.32) (0.29) (0.27) (0.28)
Net realized gains ............................. (0.48) (0.14) (0.20) (0.17) (—)
c
Total distributions ............................... (0.85) (0.46) (0.49) (0.44) (0.28)
Net asset value, end of year ....................... $11.61 $12.67 $11.78 $12.25 $11.55
Total return
d
................................... (1.79)% 11.79% 0.14% 10.06% 4.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.68% 1.71% 1.76% 1.77% 1.77%
Expenses net of waiver and payments by affiliates
e
...... 1.66% 1.69% 1.75% 1.75% 1.76%
Net investment income ........................... 1.84% 1.61% 1.48% 1.97% 1.87%
Supplemental data
Net assets, end of year (000’s) ..................... $341,521 $491,751 $493,762 $633,108 $630,110
Portfolio turnover rate ............................ 64.69% 53.02% 63.64% 34.99% 46.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.84 $11.92 $12.39 $11.67 $11.42
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.26 0.26 0.30 0.27
Net realized and unrealized gains (losses) ........... (0.45) 1.18 (0.18) 0.92 0.32
Total from investment operations .................... (0.17) 1.44 0.08 1.22 0.59
Less distributions from:
Net investment income .......................... (0.43) (0.38) (0.35) (0.33) (0.34)
Net realized gains ............................. (0.48) (0.14) (0.20) (0.17) (—)
c
Total distributions ............................... (0.91) (0.52) (0.55) (0.50) (0.34)
Net asset value, end of year ....................... $11.76 $12.84 $11.92 $12.39 $11.67
Total return .................................... (1.38)% 12.43% 0.63% 10.66% 5.28%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.18% 1.21% 1.27% 1.27% 1.27%
Expenses net of waiver and payments by affiliates
d
...... 1.16% 1.19% 1.26% 1.25% 1.26%
Net investment income ........................... 2.33% 2.11% 1.97% 2.47% 2.37%
Supplemental data
Net assets, end of year (000’s) ..................... $3,093 $4,081 $3,371 $4,763 $4,482
Portfolio turnover rate ............................ 64.69% 53.02% 63.64% 34.99% 46.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.85 $11.93 $12.39 $11.67 $11.42
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.33 0.31 0.41 0.34
Net realized and unrealized gains (losses) ........... (0.45) 1.18 (0.14) 0.88 0.31
Total from investment operations .................... (0.10) 1.51 0.17 1.29 0.65
Less distributions from:
Net investment income .......................... (0.51) (0.45) (0.43) (0.40) (0.40)
Net realized gains ............................. (0.48) (0.14) (0.20) (0.17) (—)
c
Total distributions ............................... (0.99) (0.59) (0.63) (0.57) (0.40)
Net asset value, end of year ....................... $11.76 $12.85 $11.93 $12.39 $11.67
Total return .................................... (0.86)% 13.14% 1.23% 11.33% 5.90%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.63% 0.68% 0.71% 0.73%
Expenses net of waiver and payments by affiliates
d
...... 0.58% 0.61% 0.66% 0.64% 0.66%
Net investment income ........................... 2.87% 2.69% 2.56% 3.08% 2.97%
Supplemental data
Net assets, end of year (000’s) ..................... $155,563 $159,877 $138,923 $342 $233
Portfolio turnover rate ............................ 64.69% 53.02% 63.64% 34.99% 46.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
a
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.84 $11.92 $12.39 $11.67 $11.42
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.32 0.30 0.35 0.29
Net realized and unrealized gains (losses) ........... (0.44) 1.18 (0.16) 0.93 0.35
Total from investment operations .................... (0.10) 1.50 0.14 1.28 0.64
Less distributions from:
Net investment income .......................... (0.50) (0.44) (0.41) (0.39) (0.39)
Net realized gains ............................. (0.48) (0.14) (0.20) (0.17) (—)
c
Total distributions ............................... (0.98) (0.58) (0.61) (0.56) (0.39)
Net asset value, end of year ....................... $11.76 $12.84 $11.92 $12.39 $11.67
Total return .................................... (0.86)% 12.96% 1.14% 11.21% 5.79%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.68% 0.71% 0.77% 0.77% 0.77%
Expenses net of waiver and payments by affiliates
d
...... 0.66% 0.69% 0.76% 0.75% 0.76%
Net investment income ........................... 2.79% 2.61% 2.47% 2.97% 2.87%
Supplemental data
Net assets, end of year (000’s) ..................... $166,947 $180,882 $124,265 $243,674 $138,111
Portfolio turnover rate ............................ 64.69% 53.02% 63.64% 34.99% 46.03%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Statement of Investments, October 31, 2020
Franklin Managed Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
a a
Country Shares
a
Value
a a a a a a
Common Stocks 36.4%
Aerospace & Defense 1.1%
General Dynamics Corp. ................................ United States 200,000 $ 26,266,000
Northrop Grumman Corp. ............................... United States 42,900 12,433,278
38,699,278
Automobiles 0.3%
a
General Motors Co. .................................... United States 300,000 10,359,000
Banks 6.2%
Bank of America Corp. ................................. United States 2,250,000 53,325,000
Citigroup, Inc. ........................................ United States 350,000 14,497,000
JPMorgan Chase & Co. ................................. United States 700,000 68,628,000
Truist Financial Corp. .................................. United States 1,200,000 50,544,000
US Bancorp ......................................... United States 800,000 31,160,000
218,154,000
Beverages 1.9%
Coca-Cola Co. (The) ................................... United States 650,200 31,248,612
PepsiCo, Inc. ........................................ United States 270,000 35,988,300
67,236,912
Biotechnology 0.6%
AbbVie, Inc. ......................................... United States 250,000 21,275,000
Capital Markets 1.2%
Morgan Stanley ....................................... United States 875,000 42,131,250
Chemicals 0.5%
a
Linde plc ............................................ United Kingdom 78,000 17,186,520
Diversified Telecommunication Services 2.1%
Deutsche Telekom AG .................................. Germany 1,200,000 18,237,713
Verizon Communications, Inc. ............................ United States 1,000,000 56,990,000
75,227,713
Electric Utilities 1.3%
Duke Energy Corp. .................................... United States 175,000 16,119,250
FirstEnergy Corp. ..................................... United States 1,000,000 29,720,000
45,839,250
Food Products 1.6%
Nestle SA ........................................... Switzerland 500,000 56,062,500
Health Care Providers & Services 2.2%
CVS Health Corp. ..................................... United States 520,000 29,166,800
Quest Diagnostics, Inc. ................................. United States 400,000 48,856,000
78,022,800
Household Products 1.7%
Procter & Gamble Co. (The) ............................. United States 450,000 61,695,000
Industrial Conglomerates 1.4%
Honeywell International, Inc. ............................. United States 300,000 49,485,000
Insurance 0.3%
Travelers Cos., Inc. (The) ............................... United States 100,000 12,071,000
IT Services 0.6%
International Business Machines Corp. ..................... United States 200,000 22,332,000
Multiline Retail 0.9%
Target Corp. ......................................... United States 200,000 30,444,000

Franklin Investors Securities Trust
Statement of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multi-Utilities 2.6%
Dominion Energy, Inc. .................................. United States 500,000 $ 40,170,000
DTE Energy Co. ...................................... United States 200,000 24,684,000
Sempra Energy ....................................... United States 200,000 25,072,000
89,926,000
Oil, Gas & Consumable Fuels 3.5%
BP plc, ADR ......................................... United Kingdom 500,000 7,740,000
Chevron Corp. ....................................... United States 750,000 52,125,000
Exxon Mobil Corp. ..................................... United States 1,250,000 40,775,000
b
Royal Dutch Shell plc, ADR, A ............................ Netherlands 350,000 8,942,500
TOTAL SE, ADR ...................................... France 400,000 12,132,000
121,714,500
Pharmaceuticals 3.2%
AstraZeneca plc, ADR .................................. United Kingdom 550,000 27,588,000
Bristol-Myers Squibb Co. ................................ United States 600,000 35,070,000
Eli Lilly and Co. ....................................... United States 125,000 16,307,500
Johnson & Johnson ................................... United States 250,000 34,277,500
113,243,000
Road & Rail 1.0%
Union Pacific Corp. .................................... United States 205,000 36,323,950
Semiconductors & Semiconductor Equipment 1.2%
Analog Devices, Inc. ................................... United States 350,000 41,485,500
Trading Companies & Distributors 0.6%
Fastenal Co. ......................................... United States 500,000 21,615,000
Wireless Telecommunication Services 0.4%
Vodafone Group plc ................................... United Kingdom 10,000,000 13,338,141
Total Common Stocks (Cost $1,201,327,970) ....................................
1,283,867,314
Management Investment Companies 2.6%
Capital Markets 2.6%
c
Franklin FTSE United Kingdom ETF ....................... United States 1,500,000 27,669,150
c
Franklin Liberty Systematic Style Premia ETF ................ United States 1,175,000 25,719,105
c
Franklin Liberty U.S. Low Volatility ETF ..................... United States 1,000,000 37,699,500
91,087,755
Total Management Investment Companies (Cost $100,268,313) ...................
91,087,755
d
Equity-Linked Securities 14.8%
Aerospace & Defense 1.3%
e
Societe Generale SA into Raytheon Technologies Corp., 144A, 8%,
6/01/21 ........................................... United States 832,000 46,442,035
Banks 0.5%
e
Barclays Bank plc into Bank of America Corp., 144A, 8.5%, 11/25/20 United States 750,000 18,292,000
Capital Markets 1.2%
e
Credit Suisse AG into Charles Schwab Corp. (The), 144A, 6.5%,
5/18/21 ........................................... United States 1,007,000 41,470,057
Communications Equipment 1.2%
e
Royal Bank of Canada into Cisco Systems, Inc., 144A, 7.5%, 8/04/21 United States 1,077,000 41,143,128
Energy Equipment & Services 0.3%
e
Societe Generale SA into Schlumberger Ltd., 144A, 9%, 2/01/21 .. United States 715,000 11,868,758

Franklin Investors Securities Trust
Statement of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
a a
Country Shares
a
Value
a a a a a a
d
Equity-Linked Securities
(continued)
Internet & Direct Marketing Retail 2.1%
e
Goldman Sachs International Bank into Amazon.com, Inc., 144A,
7.5%, 1/11/21 ....................................... United States 38,000 $ 73,903,016
IT Services 0.8%
e
Barclays Bank plc into Fidelity National Information Services, Inc.,
144A, 7.5%, 6/02/21 ................................. United States 222,000 28,552,352
Media 0.9%
e
Merrill Lynch International & Co. CV into Comcast Corp., 144A, 7%,
8/09/21 ........................................... United States 744,000 31,746,738
Pharmaceuticals 1.5%
e
Credit Suisse AG into Pfizer, Inc., 144A, 8%, 8/27/21 ........... United States 1,493,000 53,618,343
Semiconductors & Semiconductor Equipment 4.2%
e
Barclays Bank plc into Intel Corp., 144A, 8%, 8/16/21 .......... United States 1,054,000 50,458,245
e
BNP Paribas Issuance BV into Texas Instruments, Inc., 144A, 8.5%,
6/01/21 ........................................... United States 715,000 97,148,446
147,606,691
Software 0.8%
e
Merrill Lynch International & Co. CV into Oracle Corp., 144A, 8%,
11/08/21 .......................................... United States 470,000 26,990,344
Total Equity-Linked Securities (Cost $548,265,131) ..............................
521,633,462
Convertible Preferred Stocks 12.3%
Capital Markets 0.3%
b,f
KKR & Co., Inc., 6%, C ................................. United States 200,000 10,408,000
f
Chemicals 0.5%
International Flavors & Fragrances, Inc., 6% ................. United States 500,000 19,320,000
Electric Utilities 4.3%
b
American Electric Power Co., Inc., 6.125% .................. United States 700,000 37,373,000
NextEra Energy, Inc., 5.279% ............................ United States 1,200,000 59,340,000
Southern Co. (The), 6.75%, 2019 ......................... United States 1,150,000 55,591,000
152,304,000
Health Care Equipment & Supplies 1.9%
Boston Scientific Corp., 5.5%, A .......................... United States 250,000 25,895,000
Danaher Corp., 5%, B .................................. United States 30,000 40,027,200
65,922,200
Health Care Technology 0.4%
Change Healthcare, Inc., 6% ............................. United States 250,000 13,017,500
Multi-Utilities 3.8%
Dominion Energy, Inc., 7.25%, A .......................... United States 450,000 46,737,000
DTE Energy Co., 6.25% ................................ United States 750,000 35,685,000
b
Sempra Energy, 6%, A ................................. United States 500,000 51,155,000
133,577,000
Semiconductors & Semiconductor Equipment 1.1%
Broadcom, Inc., 8%, A .................................. United States 32,000 38,079,680
Total Convertible Preferred Stocks (Cost $400,794,343) ..........................
432,628,380

Franklin Investors Securities Trust
Statement of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.3%
Banks 0.3%
JPMorgan Chase & Co., 6%, EE .......................... United States 461,463 $ 12,621,013
Total Preferred Stocks (Cost $11,536,575) ......................................
12,621,013
Principal
Amount
*
Corporate Bonds 25.1%
Automobiles 0.3%
General Motors Co. , Senior Note , 5.4% , 10/02/23 .............
United States 10,000,000 11,067,333
Banks 1.9%
Bank of America Corp. ,
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 15,000,000 16,680,292
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 10,000,000 11,454,076
Barclays plc , Senior Note , 3.65% , 3/16/25 ...................
United Kingdom 15,000,000 16,278,912
Citigroup, Inc. , Sub. Bond , 4.125% , 7/25/28 ..................
United States 20,000,000 22,908,960
67,322,240
Beverages 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 4.9% , 2/01/46 ............................ Belgium 10,000,000 12,274,869
Capital Markets 1.0%
Goldman Sachs Group, Inc. (The) , Senior Note , 3.5% , 11/16/26 ..
United States 15,000,000 16,617,496
Morgan Stanley , Sub. Bond , 4.35% , 9/08/26 .................
United States 15,000,000 17,421,650
34,039,146
Chemicals 0.7%
DuPont de Nemours, Inc. , Senior Note , 4.493% , 11/15/25 .......
United States 20,000,000 23,100,627
Communications Equipment 0.4%
e
CommScope Technologies LLC , Senior Note , 144A, 5% , 3/15/27 .. United States 15,000,000 14,071,875
Consumer Finance 1.4%
Capital One Financial Corp. ,
Senior Note, 3.75%, 3/09/27 ........................... United States 10,000,000 11,180,525
Sub. Note, 3.75%, 7/28/26 ............................ United States 10,000,000 10,982,347
Ford Motor Credit Co. LLC , Senior Note , 5.113% , 5/03/29 .......
United States 25,000,000 26,000,000
48,162,872
Diversified Telecommunication Services 0.4%
e
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5.125% , 5/01/27 ................................ United States 15,000,000 15,770,025
Electric Utilities 0.9%
Duke Energy Corp. , Senior Note , 3.15% , 8/15/27 .............
United States 10,000,000 10,984,590
e
Vistra Operations Co. LLC , Senior Secured Bond , 144A, 4.3% ,
7/15/29 ........................................... United States 20,000,000 21,649,066
32,633,656
Equity Real Estate Investment Trusts (REITs) 1.1%
American Tower Corp. , Senior Bond , 3.375% , 10/15/26 .........
United States 15,000,000 16,597,399
Healthpeak Properties, Inc. , Senior Note , 3.875% , 8/15/24 ......
United States 5,000,000 5,505,183
Realty Income Corp. , Senior Bond , 3.875% , 7/15/24 ...........
United States 15,000,000 16,535,210
38,637,792
Food & Staples Retailing 0.7%
Walmart, Inc. , Senior Bond , 3.25% , 7/08/29 ..................
United States 20,000,000 23,095,282

Franklin Investors Securities Trust
Statement of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.3%
Edwards Lifesciences Corp. , Senior Note , 4.3% , 6/15/28 ........
United States 9,700,000 $ 11,470,863
Health Care Providers & Services 5.0%
Anthem, Inc. , Senior Bond , 3.65% , 12/01/27 .................
United States 10,000,000 11,302,579
Centene Corp. , Senior Note , 4.625% , 12/15/29 ...............
United States 20,000,000 21,800,600
e
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 11%, 6/30/23 ...................... United States 4,000,000 3,354,580
Secured Note, 144A, 8.125%, 6/30/24 .................... United States 6,000,000 4,627,500
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 25,000,000 24,440,000
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 25,000,000 25,125,000
Cigna Corp. ,
Senior Note, 3.75%, 7/15/23 ........................... United States 13,292,000 14,393,004
Senior Note, 3.4%, 3/01/27 ............................ United States 15,000,000 16,701,794
CVS Health Corp. ,
Senior Bond, 5.05%, 3/25/48 ........................... United States 15,000,000 18,984,423
Senior Note, 3.875%, 7/20/25 .......................... United States 15,000,000 16,848,485
Tenet Healthcare Corp. , Senior Secured Note , 4.625% , 7/15/24 ...
United States 17,000,000 17,304,329
174,882,294
Hotels, Restaurants & Leisure 0.9%
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 10,000,000 9,985,619
e
Vail Resorts, Inc. , Senior Note , 144A, 6.25% , 5/15/25 .......... United States 10,000,000 10,512,500
e
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 10,000,000 9,593,750
30,091,869
Household Products 0.5%
Clorox Co. (The) , Senior Note , 3.1% , 10/01/27 ...............
United States 5,000,000 5,587,150
Procter & Gamble Co. (The) , Senior Note , 2.7% , 2/02/26 ........
United States 10,000,000 11,021,806
16,608,956
Insurance 0.5%
e
Liberty Mutual Group, Inc. , Senior Note , 144A, 4.95% , 5/01/22 ... United States 7,100,000 7,562,466
Prudential Financial, Inc. , Junior Sub. Bond , 3.7% to 10/01/30, FRN
thereafter , 10/01/50 .................................. United States 10,000,000 10,237,500
17,799,966
IT Services 0.7%
Fiserv, Inc. , Senior Note , 4.2% , 10/01/28 ....................
United States 20,000,000 23,488,760
Machinery 0.2%
CNH Industrial NV , Senior Note , 3.85% , 11/15/27 .............
United Kingdom 7,500,000 8,145,910
Media 0.3%
DISH DBS Corp. , Senior Note , 5.875% , 7/15/22 ..............
United States 12,000,000 12,372,000
Metals & Mining 0.6%
e
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 9.875% , 10/17/25 United States 10,000,000 11,450,000
Freeport-McMoRan, Inc. , Senior Bond , 5.25% , 9/01/29 .........
United States 10,000,000 10,816,900
22,266,900
Multiline Retail 0.5%
Dollar General Corp. , Senior Note , 3.875% , 4/15/27 ...........
United States 10,000,000 11,446,340
Dollar Tree, Inc. , Senior Note , 4% , 5/15/25 ..................
United States 5,000,000 5,635,475
17,081,815

Franklin Investors Securities Trust
Statement of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 0.7%
e
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ........................ United States 15,000,000 $ 14,553,000
Occidental Petroleum Corp. , Senior Note , 6.375% , 9/01/28 ......
United States 10,000,000 8,768,750
23,321,750
Pharmaceuticals 1.7%
e
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 5.5% ,
11/01/25 .......................................... United States 10,000,000 10,283,000
e
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 15,000,000 17,064,816
Bristol-Myers Squibb Co. , Senior Note , 3.4% , 7/26/29 ..........
United States 10,000,000 11,547,946
Mylan, Inc. , Senior Note , 4.55% , 4/15/28 ....................
United States 19,000,000 22,050,870
60,946,632
Road & Rail 0.6%
e
Ashtead Capital, Inc. , Senior Note , 144A, 4.125% , 8/15/25 ...... United Kingdom 21,000,000 21,620,970
Semiconductors & Semiconductor Equipment 0.6%
Microchip Technology, Inc. , Senior Secured Note , 4.333% , 6/01/23
United States 15,000,000 16,176,181
Xilinx, Inc. , Senior Note , 2.95% , 6/01/24 ....................
United States 6,000,000 6,409,744
22,585,925
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc. , Senior Bond , 2.375% , 11/01/26 ..................
United States 20,000,000 21,793,331
Tobacco 0.9%
BAT Capital Corp. , Senior Note , 3.557% , 8/15/27 .............
United Kingdom 15,000,000 16,183,217
Reynolds American, Inc. , Senior Note , 4.45% , 6/12/25 ..........
United Kingdom 15,000,000 16,953,260
33,136,477
Wireless Telecommunication Services 1.4%
Sprint Corp. , Senior Note , 7.625% , 2/15/25 ..................
United States 10,000,000 11,818,750
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 4.738% ,
9/20/29 ........................................... United States 7,500,000 8,181,337
e
T-Mobile USA, Inc. , Senior Secured Note , 144A, 3.875% , 4/15/30 . United States 25,000,000 28,115,250
48,115,337
Total Corporate Bonds (Cost $802,855,728) .....................................
885,905,472
U.S. Government and Agency Securities 3.0%
U.S. Treasury Notes ,
2.75%, 9/15/21 ..................................... United States 50,000,000 51,131,367
2.875%, 10/31/23 .................................... United States 50,000,000 54,001,953
Total U.S. Government and Agency Securities (Cost $99,892,410) .................
105,133,320
Asset-Backed Securities 0.3%
Airlines 0.3%
United Airlines Pass Through Trust , 2020-1 , A , 5.875% , 4/15/29 ..
United States 10,000,000 10,055,801
Total Asset-Backed Securities (Cost $10,000,000) ...............................
10,055,801
Mortgage-Backed Securities 2.4%
Federal National Mortgage Association (FNMA) Fixed Rate 0.5%
FNMA, 30 Year, 3%, 7/01/50 - 8/01/50 ...................... United States 14,933,873 15,663,376
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 2,552,763 2,800,765
18,464,141

Franklin Investors Securities Trust
Statement of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate 1.9%
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ................. United States 31,405,899 $ 33,037,912
GNMA II, Single-family, 30 Year, 3.5%, 6/20/50 ............... United States 32,771,432 34,599,886
67,637,798
Total Mortgage-Backed Securities (Cost $86,752,024) ............................
86,101,939
Total Long Term Investments (Cost $3,261,692,494) .............................
3,429,034,456
a
Short Term Investments 0.9%
a a
Country Shares
a
Value
a
Money Market Funds 0.8%
c,g
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 28,554,890 28,554,890
Total Money Market Funds (Cost $28,554,890) ..................................
28,554,890
h
Investments from Cash Collateral Received for
Loaned Securities 0.1%
a a a a a
Money Market Funds 0.1%
c,g
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 2,956,000 2,956,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
i
Joint Repurchase Agreement, BNP Paribas SA, 0.07%, 11/02/20
(Maturity Value $739,708)
Collateralized by U.S. Treasury Bonds, 6.875% - 8.125%, 5/15/21 -
8/15/25; U.S. Treasury Notes, 0.25% - 3%, 2/15/21 - 9/30/25, U.S.
Treasury Note, Index Linked, 1.125%, 1/15/21; and U.S. Treasury
Bill, Discount Note, 3/25/21 (valued at $754,502) ............ 739,705 739,705
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $3,695,705) ............................................................
3,695,705
Total Short Term Investments (Cost $32,250,595 ) ................................
32,250,595
a
Total Investments (Cost $3,293,943,089) 98.1% ..................................
$3,461,285,051
Options Written (0.0)%
†
......................................................
(979,200)
Other Assets, less Liabilities 1.9% .............................................
67,207,976
Net Assets 100.0% ...........................................................
$3,527,513,827
Number of
Contracts
Notional
Amount
#
j
Options Written (0.0)%
†
Calls - Exchange-Traded
Equity Options
General Motors Co., November Strike Price $37.50, Expires
11/20/20 .......................................... 3,000 10,359,000 (207,000)
Linde plc, November Strike Price $250.00, Expires 11/20/20 ..... 780 17,186,520 (46,800)
(253,800)

Franklin Investors Securities Trust
Statement of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
j
Options Written
(continued)
Puts - Exchange-Traded
Equity Options
Linde plc, November Strike Price $220.00, Expires 11/20/20 ..... 780 17,186,520 $ (725,400)
(725,400)
Total Options Written (Premiums received $941,329) ............................
$ (979,200)
See Abbreviations on page 81 .
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at year end.
b
A portion or all of the security is on loan at October 31, 2020. See Note 1(f).
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
See Note 1(e) regarding equity-linked securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2020, the aggregate value of these securities was $769,608,597, representing 21.8% of net assets.
f
Non-income producing.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(f) regarding securities on loan.
i
See Note 1(c) regarding joint repurchase agreement.
j
See Note 1(d) regarding written options.

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
October 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $3,382,544,446 $1,868,716,637 $3,161,424,181
Cost - Controlled affiliates (Note 3f) .......................... — — 100,268,313
Cost - Non-controlled affiliates (Note 3f) ...................... 217,556,904 27,993,242 31,510,890
Cost - Unaffiliated repurchase agreements .................... 1,550,475 3,545,595 739,705
Value - Unaffiliated issuers (Includes securities loaned $7,576,438,
$17,290,260 and $3,609,657 , respectively) .................... $4,287,372,977 $2,418,402,680 $3,337,946,701
Value - Controlled affiliates (Note 3f) ......................... — — 91,087,755
Value - Non-controlled affiliates (Note 3f) ...................... 217,556,904 27,993,242 31,510,890
Value - Unaffiliated repurchase agreements .................... 1,550,475 3,545,595 739,705
Cash .................................................. — 846,000 1,348,750
Receivables:
Investment securities sold ................................. — 7,992,575 59,708,579
Capital shares sold ...................................... 6,921,144 3,170,610 2,331,001
Dividends and interest ................................... 11,443,632 2,832,772 15,509,536
European Union tax reclaims .............................. — 531,291 577,821
Other assets ............................................ 1,406 921 1,344
Total assets ........................................ 4,524,846,538 2,465,315,686 3,540,762,082
Liabilities:
Payables:
Investment securities purchased ............................ — 3,962,959 —
Capital shares redeemed ................................. 7,711,045 3,068,791 5,182,923
Management fees ....................................... 1,689,443 931,631 1,759,518
Distribution fees ........................................ 508,715 577,171 916,042
Transfer agent fees ...................................... 704,856 483,386 519,620
Options written, at value (premiums received $–, $– and $941,329 , respectively) ............................................ — — 979,200
Payable upon return of securities loaned ....................... 7,750,475 17,725,595 3,695,705
Accrued expenses and other liabilities ......................... 198,953 152,563 195,247
Total liabilities ....................................... 18,563,487 26,902,096 13,248,255
Net assets, at value ............................... $4,506,283,051 $2,438,413,590 $3,527,513,827
Net assets consist of:
Paid-in capital ........................................... $3,135,550,501 $1,863,391,641 $3,343,814,099
Total distributable earnings (losses) ........................... 1,370,732,550 575,021,949 183,699,728
Net assets, at value ............................... $4,506,283,051 $2,438,413,590 $3,527,513,827

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Class A:
Net assets, at value ..................................... $1,385,821,496 $1,953,984,906 $2,860,389,839
Shares outstanding ...................................... 51,123,274 80,662,254 243,927,941
Net asset value per share
a
................................ $27.11 $24.22 $11.73
Maximum offering price per share (net asset value per share ÷
94.50% ) .............................................. $28.69 $25.63 $12.41
Class C:
Net assets, at value ..................................... $233,295,148 $161,707,059 $341,521,091
Shares outstanding ...................................... 8,751,697 6,728,566 29,428,217
Net asset value and maximum offering price per share
a
........... $26.66 $24.03 $11.61
Class R:
Net assets, at value ..................................... $— $5,794,573 $3,093,290
Shares outstanding ...................................... — 239,076 262,997
Net asset value and maximum offering price per share ........... $— $24.24 $11.76
Class R6:
Net assets, at value ..................................... $113,642,468 $97,565,128 $155,562,813
Shares outstanding ...................................... 4,163,619 4,020,108 13,223,110
Net asset value and maximum offering price per share ........... $27.29 $24.27 $11.76
Advisor Class:
Net assets, at value ..................................... $2,773,523,939 $219,361,924 $166,946,794
Shares outstanding ...................................... 102,298,755 9,041,298 14,200,791
Net asset value and maximum offering price per share ........... $27.11 $24.26 $11.76
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
for the year ended October 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Investment income:
Dividends: (net of foreign taxes of $–, $956,741 and $482,498 , respectively)
Unaffiliated issuers ...................................... $38,970,313 $67,759,604 $59,457,010
Controlled affiliates (Not e 3f) ............................... — — 1,251,558
Non-controlled affiliates (Not e 3f) ........................... 435,828 196,679 774,035
Interest:
Unaffiliated issuers ...................................... 32,139,217 813,422 65,052,813
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 45,581 4,904 7,350
Non-controlled affiliates (Note 3 f ) ........................... 17,040 82 745
Other income (Note 1 g ) .................................... — 388,345 401,325
Total investment income ................................. 71,607,979 69,163,036 126,944,836
Expenses:
Management fees (Note 3 a ) ................................. 18,404,545 11,186,167 20,133,115
Distribution fees: (Note 3c )
    Class A .............................................. 3,090,419 4,917,333 7,261,329
    Class C .............................................. 2,459,549 1,860,820 4,300,261
    Class R .............................................. — 30,304 18,713
Transfer agent fees: (Note 3e )
    Class A .............................................. 1,363,900 2,485,155 3,095,604
    Class C .............................................. 274,604 234,904 458,293
    Class R .............................................. — 8,047 4,005
    Class R6 ............................................. 68,544 42,059 52,493
    Advisor Class .......................................... 2,687,896 243,943 184,502
Custodian fees (Note 4 ) .................................... 30,780 18,355 27,481
Reports to shareholders .................................... 266,984 164,316 210,150
Registration and filing fees .................................. 131,184 178,898 249,190
Professional fees ......................................... 91,188 96,044 92,896
Trustees' fees and expenses ................................ 41,196 25,461 39,015
Other .................................................. 77,784 52,288 70,834
Total expenses ....................................... 28,988,573 21,544,094 36,197,881
Expense reductions (Note 4 ) ............................. (15,514) (919) (42,850)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (304,320) (102,175) (498,711)
Net expenses ....................................... 28,668,739 21,441,000 35,656,320
Net investment income .............................. 42,939,240 47,722,036 91,288,516
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 564,693,488 35,361,475 96,664,485
Controlled affiliates (Note 3 f ) ............................. — — (2,677,215)
Written options ......................................... — — (19,192,145)
Foreign currency transactions .............................. — 29,380 20,123
Net realized gain (loss) ................................ 564,693,488 35,390,855 74,815,248
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 507,214,078 (149,225,293) (204,099,384)
Controlled affiliates (Note 3 f ) ............................. — — (9,169,858)
Translation of other assets and liabilities denominated in foreign currencies ........................................... — 8,445 53,393
Written options ......................................... — — (5,196,875)
Net change in unrealized appreciation (depreciation) .......... 507,214,078 (149,216,848) (218,412,724)
Net realized and unrealized gain (loss) .......................... 1,071,907,566 (113,825,993) (143,597,476)
Net increase (decrease) in net assets resulting from operations ........ $1,114,846,806 $(66,103,957) $(52,308,960)

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
Franklin Convertible Securities Fund Franklin Equity Income Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ............ $42,939,240 $40,894,875 $47,722,036 $41,731,072
Net realized gain (loss) ............ 564,693,488 324,390,042 35,390,855 91,535,502
Net change in unrealized appreciation
(depreciation) ................. 507,214,078 115,337,070 (149,216,848) 146,788,898
Net increase (decrease) in net
assets resulting from operations . 1,114,846,806 480,621,987 (66,103,957) 280,055,472
Distributions to shareholders:
Class A ........................ (100,126,924) (66,139,328) (108,336,733) (113,557,485)
Class C ........................ (19,635,749) (14,733,353) (9,211,870) (11,317,759)
Class R ........................ — — (349,918) (419,288)
Class R6 ....................... (8,435,869) (3,516,561) (5,610,985) (5,532,461)
Advisor Class ................... (205,378,395) (131,568,983) (10,606,257) (8,002,666)
Total distributions to shareholders ..... (333,576,937) (215,958,225) (134,115,763) (138,829,659)
Capital share transactions: (Note 2 )
Class A ........................ (32,527,936) (66,639,987) 97,596,429 152,902,721
Class C ........................ (71,327,737) (64,918,362) (30,492,088) (7,886,644)
Class R ........................ — — (937,037) 93,237
Class R6 ....................... 42,503,124 (9,724,781) 9,077,163 9,835,991
Advisor Class ................... (70,863,853) 32,971,457 59,317,042 53,962,771
Total capital share transactions ....... (132,216,402) (108,311,673) 134,561,509 208,908,076
Net increase (decrease) in net
assets ..................... 649,053,467 156,352,089 (65,658,211) 350,133,889
Net assets:
Beginning of year .................. 3,857,229,584 3,700,877,495 2,504,071,801 2,153,937,912
End of year ...................... $4,506,283,051 $3,857,229,584 $2,438,413,590 $2,504,071,801

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
Franklin Managed Income Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $91,288,516 $81,744,524
Net realized gain (loss) ................................................. 74,815,248 214,188,559
Net change in unrealized appreciation (depreciation) ........................... (218,412,724) 131,291,446
Net increase (decrease) in net assets resulting from operations ................ (52,308,960) 427,224,529
Distributions to shareholders:
Class A ............................................................. (224,726,464) (122,327,719)
Class C ............................................................. (31,740,281) (19,053,022)
Class R ............................................................. (279,688) (160,782)
Class R6 ............................................................ (12,745,644) (6,990,241)
Advisor Class ........................................................ (14,013,214) (7,106,607)
Total distributions to shareholders .......................................... (283,505,291) (155,638,371)
Capital share transactions: (Note 2 )
Class A ............................................................. 158,395,068 170,733,085
Class C ............................................................. (109,248,688) (39,706,617)
Class R ............................................................. (658,458) 422,350
Class R6 ............................................................ 10,102,120 9,808,027
Advisor Class ........................................................ 1,247,711 44,080,423
Total capital share transactions ............................................ 59,837,753 185,337,268
Net increase (decrease) in net assets ................................... (275,976,498) 456,923,426
Net assets:
Beginning of year ....................................................... 3,803,490,325 3,346,566,899
End of year ........................................................... $3,527,513,827 $3,803,490,325

Franklin Investors Securities Trust

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of seven
separate funds, three of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). Class C shares automatically convert to Class
A shares after they have been held for 10 years. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Franklin Convertible Securities Fund closed to new investors with limited exceptions on August 29, 2018.
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Managed Income Fund
Franklin Equity Income Fund
Class A, Class C, Class R6 & Advisor Class
Franklin Convertible Securities Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt and certain preferred securities generally trade in the
OTC market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' securities to the latest indications of fair value at 4 p.m. Eastern time. At October
31, 2020, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy.
See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The
joint repurchase agreement held by the Funds at year end,
as indicated in the Statements of Investments, had been
entered into on October 30, 2020.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage and/or gain exposure
to equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or
units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 9 regarding other derivative information.
e. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
f. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received
is deposited into a joint cash account with other funds
and is used to invest in a money market fund managed
by Franklin Advisers, Inc., an affiliate of the Funds, and/
or a joint repurchase agreement. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
g. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional
tax reclaims for previously withheld taxes on dividends
earned in those countries (EU reclaims). These additional
filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected as
other income in the Statements of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statements of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amounts of foreign taxes Fund shareholders can use as
tax credits in their individual income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2020, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized
as income over the expected term of the loan. Dividend
income and capital gain distributions by Underlying Funds
are recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
The Franklin Managed Income Fund employs a managed
distribution policy. Under this policy, the fund will distribute level monthly distributions in any given year regardless of
the performance of the fund; however, the twelfth monthly
payment may be greater than the initially anticipated amount if additional income or capital gains are required to be
distributed. These distributions may include income and
capital gains generated by the Fund, as well as a possible
return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted
higher or lower from year to year in response to market
conditions. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2020
Shares sold
a
................................... 5,850,734 $139,679,271 15,203,458 $367,436,854
Shares issued in reinvestment of distributions .......... 4,470,194 95,912,693 4,273,011 105,999,994
Shares redeemed ............................... (12,063,859) (268,119,900) (15,752,185) (375,840,419)
Net increase (decrease) .......................... (1,742,931) $(32,527,936) 3,724,284 $97,596,429
Year ended October 31, 2019
Shares sold
a
................................... 6,419,478 $138,547,580 12,618,566 $311,210,362
Shares issued in reinvestment of distributions .......... 3,246,558 63,366,459 4,757,293 111,013,154
Shares redeemed ............................... (12,685,094) (268,554,026) (10,930,597) (269,320,795)
Net increase (decrease) .......................... (3,019,058) $(66,639,987) 6,445,262 $152,902,721
Class C
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class C Shares:
Year ended October 31, 2020
Shares sold ................................... 619,567 $14,330,154 1,933,557 $47,371,567
Shares issued in reinvestment of distributions .......... 809,713 17,051,309 357,077 8,915,280
Shares redeemed
a
.............................. (4,440,559) (102,709,200) (3,588,237) (86,778,935)
Net increase (decrease) .......................... (3,011,279) $(71,327,737) (1,297,603) $(30,492,088)
Year ended October 31, 2019
Shares sold ................................... 840,031 $17,694,676 1,754,938 $42,669,455
Shares issued in reinvestment of distributions .......... 685,031 13,012,703 476,082 10,958,143
Shares redeemed
a
.............................. (4,516,464) (95,625,741) (2,499,030) (61,514,242)
Net increase (decrease) .......................... (2,991,402) $(64,918,362) (268,010) $(7,886,644)
Class R
Class R Shares:
Year ended October 31, 2020
Shares sold ................................... — $— 31,941 $797,707
Shares issued in reinvestment of distributions .......... — — 13,393 334,537
Shares redeemed ............................... — — (83,928) (2,069,281)
Net increase (decrease) .......................... — $— (38,594) $(937,037)
Year ended October 31, 2019
Shares sold ................................... — $— 44,565 $1,076,955
Shares issued in reinvestment of distributions .......... — — 16,690 388,732
Shares redeemed ............................... — — (55,202) (1,372,450)
Net increase (decrease) .......................... — $— 6,053 $93,237
Class R6
Class R6 Shares:
Year ended October 31, 2020
Shares sold ................................... 3,267,482 $75,404,210 1,357,448 $33,390,556
Shares issued in reinvestment of distributions .......... 388,985 8,411,655 180,063 4,449,934
Shares redeemed ............................... (1,817,799) (41,312,741) (1,184,933) (28,763,327)
Net increase (decrease) .......................... 1,838,668 $42,503,124 352,578 $9,077,163
Year ended October 31, 2019
Shares sold ................................... 865,814 $18,678,428 958,941 $23,746,953
Shares issued in reinvestment of distributions .......... 178,341 3,515,052 187,558 4,394,439
Shares redeemed ............................... (1,502,089) (31,918,261) (738,112) (18,305,401)
Net increase (decrease) .......................... (457,934) $(9,724,781) 408,387 $9,835,991
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended October 31, 2020
Shares sold ................................... 29,352,686 $687,281,747 4,631,310 $110,786,281
Shares issued in reinvestment of distributions .......... 8,255,321 177,255,222 398,372 9,845,978
Shares redeemed ............................... (42,789,544) (935,400,822) (2,600,761) (61,315,217)
Net increase (decrease) .......................... (5,181,537) $(70,863,853) 2,428,921 $59,317,042
Year ended October 31, 2019
Shares sold ................................... 31,898,944 $682,438,950 3,482,614 $85,115,695
Shares issued in reinvestment of distributions .......... 5,813,623 113,983,447 310,395 7,308,854
Shares redeemed ............................... (36,235,757) (763,450,940) (1,575,590) (38,461,778)
Net increase (decrease) .......................... 1,476,810 $32,971,457 2,217,419 $53,962,771
Franklin Managed Income Fund
Shares Amount
Class A
Class A Shares:
Year ended October 31, 2020
Shares sold
a
................................... 46,128,007 $550,402,800
Shares issued in reinvestment of distributions .......... 17,971,520 219,203,827
Shares redeemed ............................... (51,901,964) (611,211,559)
Net increase (decrease) .......................... 12,197,563 $158,395,068
Year ended October 31, 2019
Shares sold
a
................................... 39,624,179 $481,294,589
Shares issued in reinvestment of distributions .......... 9,892,242 119,363,850
Shares redeemed ............................... (35,313,277) (429,925,354)
Net increase (decrease) .......................... 14,203,144 $170,733,085
Class C
Class C Shares:
Year ended October 31, 2020
Shares sold ................................... 5,329,297 $62,900,103
Shares issued in reinvestment of distributions .......... 2,513,851 30,475,395
Shares redeemed
a
.............................. (17,214,160) (202,624,186)
Net increase (decrease) .......................... (9,371,012) $(109,248,688)
Year ended October 31, 2019
Shares sold ................................... 6,705,072 $79,963,632
Shares issued in reinvestment of distributions .......... 1,528,493 18,200,268
Shares redeemed
a
.............................. (11,352,596) (137,870,517)
Net increase (decrease) .......................... (3,119,031) $(39,706,617)
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Managed Income Fund
Shares Amount
Class R Shares:
Year ended October 31, 2020
Shares sold ................................... 39,218 $475,079
Shares issued in reinvestment of distributions .......... 22,757 278,538
Shares redeemed ............................... (116,833) (1,412,075)
Net increase (decrease) .......................... (54,858) $(658,458)
Year ended October 31, 2019
Shares sold ................................... 79,143 $961,918
Shares issued in reinvestment of distributions .......... 13,269 160,596
Shares redeemed ............................... (57,333) (700,164)
Net increase (decrease) .......................... 35,079 $422,350
Class R6
Class R6 Shares:
Year ended October 31, 2020
Shares sold ................................... 3,106,638 $37,375,347
Shares issued in reinvestment of distributions .......... 1,041,392 12,723,008
Shares redeemed ............................... (3,371,512) (39,996,235)
Net increase (decrease) .......................... 776,518 $10,102,120
Year ended October 31, 2019
Shares sold ................................... 2,981,043 $36,633,670
Shares issued in reinvestment of distributions .......... 576,916 6,987,353
Shares redeemed ............................... (2,761,099) (33,812,996)
Net increase (decrease) .......................... 796,860 $9,808,027
Advisor Class
Advisor Class Shares:
Year ended October 31, 2020
Shares sold ................................... 5,713,128 $68,045,247
Shares issued in reinvestment of distributions .......... 996,705 12,186,523
Shares redeemed ............................... (6,600,817) (78,984,059)
Net increase (decrease) .......................... 109,016 $1,247,711
Year ended October 31, 2019
Shares sold ................................... 6,300,058 $76,396,303
Shares issued in reinvestment of distributions .......... 504,313 6,125,151
Shares redeemed ............................... (3,140,172) (38,441,031)
Net increase (decrease) .......................... 3,664,199 $44,080,423
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Managed Income Fund pays an investment management fee to Advisers based on the average daily net assets of the
Fund as follows:
Franklin Convertible Securities Fund and Franklin Equity Income Fund pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.620% Up to and including $250 million
0.595% Over $250 million, up to and including $500 million
0.570% Over $500 million, up to and including $1 billion
0.545% Over $1 billion, up to and including $2.5 billion
0.520% Over $2.5 billion, up to and including $5 billion
0.495% Over $5 billion, up to and including $10 billion
0.470% Over $10 billion, up to and including $15 billion
0.445% Over $15 billion, up to and including $20 billion
0.420% In excess of $20 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
For the year ended October 31, 2020, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Managed Income Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Gross effective investment management fee rate ........ 0.458% 0.457% 0.549%
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.35%
Compensation Plans:
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... —% 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended October 31, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended October 31, 2020, investments in affiliated management investment companies were as follows:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $50,718 $376,365 $515,758
CDSC retained ........................... $14,702 $33,804 $48,363
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Transfer agent fees ........................ $1,302,775 $1,065,041 $1,550,660
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a a a a a a a a a
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $89,909,657 $1,175,294,870 $(1,053,847,623) $ — $ — $ 211,356,904 211,356,904 $ 435,828
3. Transactions with Affiliates
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a a a a a a a a a
Franklin Convertible Securities Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $104,772,000 $(98,572,000) $ — $ — $ 6,200,000 6,200,000 $ 17,040
Total Affiliated Securities .... $89,909,657 $1,280,066,870 $(1,152,419,623) $— $— $217,556,904 $452,868
Franklin Equity Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $69,588,667 $402,724,855 $(458,500,280) — — $ 13,813,242 13,813,242 $ 196,679
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $32,190,000 $(18,010,000) — — 14,180,000 14,180,000 $ 82
Total Affiliated Securities .... $69,588,667 $434,914,855 $(476,510,280) $— $— $27,993,242 $196,761
Franklin Managed Income Fund
Controlled Affiliates
Dividends
Franklin FTSE United Kingdom
ETF .................... $— $46,079,500 $(9,701,035) $ (2,677,215) $ (6,032,100) $ 27,669,150 1,500,000 $ 637,180
Franklin Liberty Systematic Style
Premia ETF .............. $— $29,959,563 $— — (4,240,458) 25,719,105 1,175,000 60,020
Franklin Liberty U.S. Low Volatility
ETF .................... $36,596,800 $— $— — 1,102,700 37,699,500 1,000,000 554,358
Total Controlled Affiliates .... $36,596,800 $76,039,063 $(9,701,035) $ (2,677,215) $ (9,169,858) $91,087,755 $ 1,251,558
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $331,668,940 $1,570,130,021 $(1,873,244,071) — — $ 28,554,890 28,554,890 $ 774,035
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $28,532,000 $(25,576,000) — — $ 2,956,000 2,956,000 $ 745
Total Affiliated Securities .... $368,265,740 $1,674,701,084 $(1,908,521,106) $(2,677,215) $(9,169,858) $122,598,645 $2,026,338
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Effective March 1, 2020, Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin Managed Income Fund so that the expenses (including acquired fund fees and expenses but excluding distribution fees, and certain non-routine expenses or costs such as those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R,
Advisor Class and for Class R6 of the Fund do not exceed 0.68% and 0.60% respectively, based on the average net assets of each class until February 28, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
For Franklin Convertible Securities Fund and Franklin Equity Income Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until February 28, 2021.
h. Interfund Transactions
Franklin Managed Income Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended
October 31, 2020, these purchase and sale transactions aggregated $0 and $13,406,250, respectively.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended October 31, 2020, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended October 31, 2020 and October 31, 2019, was as follows:
Franklin Convertible Securities Fund Franklin Equity Income Fund
2020 2019 2020 2019
Distributions paid from:
Ordinary income ........................ $144,316,737 $120,285,792 $61,251,863 $51,918,486
Long term capital gain .................... 189,260,200 95,672,433 72,863,900 86,911,173
$333,576,937 $215,958,225 $134,115,763 $138,829,659
Franklin Managed Income Fund
2020 2019
Distributions paid from:
Ordinary income ........................ $158,461,426 $115,713,153
Long term capital gain .................... 125,043,865 39,925,218
$283,505,291 $155,638,371
3. Transactions with Affiliates
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU Reclaims, bond discounts and premiums, equity-linked securities and wash sales.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2020, were as follows:
At October 31, 2020, in connection with securities lending transactions, the Franklin Convertible Securities Fund, Franklin
Equity Income Fund and Franklin Managed Income Fund loaned equity investments and received $7,750,475, $17,725,595 and $3,695,705 of cash collateral, respectively. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Credit Risk
At October 31, 2020, Franklin Convertible Securities Fund and Franklin Managed Income Fund had 86.3% and 12.8%,
respectively, of their portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
a a a a
Cost of investments ....................... $3,628,205,838 $1,900,534,325 $3,303,928,072
Unrealized appreciation ..................... $996,649,555 $650,649,120 $326,222,021
Unrealized depreciation ..................... (118,375,037) (101,241,928) (168,865,042)
Net unrealized appreciation (depreciation) ....... $878,274,518 $549,407,192 $157,356,979
Distributable earnings:
Undistributed ordinary income ................ $59,042,529 $3,651,266 $—
Undistributed long term capital gains ........... 433,415,513 21,421,257 25,765,254
Total distributable earnings .................. $492,458,042 $25,072,523 $25,765,254
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Purchases .............................. $1,267,521,192 $789,989,902 $2,486,015,830
Sales .................................. $1,780,480,645 $645,388,142 $2,300,419,128
5. Income Taxes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Other Derivative Information
At October 31, 2020, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended October 31, 2020, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended October 31, 2020, the average month end notional amount of options contracts represented 4,154,685 shares.
See Note 1(d) regarding derivative financial instruments.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement(s) of
Assets and Liabilities
Location Fair Value
Statement(s) of
Assets and Liabilities
Location Fair Value
Franklin Managed Income Fund
Equity contracts ...........
Investments in securities, at value $ — Options written, at value $ 979,200
Total .................... $— $979,200
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Franklin Managed Income Fund
Equity Contracts ...........
Investments $(10,491,628)
a
Investments $11,530,769
a
Written options (19,192,145) Written options (5,196,875)
Total .................... $(29,683,773) $6,333,894
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation)  on investments in the
Statements of Operations.

Franklin Investors Securities Trust
Notes to Financial Statements

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Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit
Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended October 31, 2020, the Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Convertible Securities Fund
Assets:
Investments in Securities:
Convertible Preferred Stocks :
Auto Components ...................... $ 63,812,000 $ — $ — $ 63,812,000
Capital Markets ........................ 55,162,400 — — 55,162,400
Chemicals ........................... 46,068,231 — — 46,068,231
Electric Utilities ........................ 179,434,200 — — 179,434,200
Food Products ........................ 64,990,800 — — 64,990,800
Gas Utilities .......................... 11,955,600 — — 11,955,600
Health Care Equipment & Supplies ......... 103,513,461 — — 103,513,461
Health Care Technology ................. 15,621,000 — — 15,621,000
Life Sciences Tools & Services ............ 61,590,200 — — 61,590,200
Machinery ............................ 31,750,735 — — 31,750,735
Multi-Utilities .......................... 101,808,965 — — 101,808,965
Semiconductors & Semiconductor Equipment . 84,608,289 — — 84,608,289
Water Utilities ......................... 41,949,600 — — 41,949,600
Wireless Telecommunication Services ....... — 44,896,300 — 44,896,300
Convertible Bonds ....................... — 3,380,211,196 — 3,380,211,196
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 217,556,904 1,550,475 — 219,107,379
Total Investments in Securities ........... $1,079,822,385 $3,426,657,971 $— $4,506,480,356
Franklin Equity Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 87,358,255 — — 87,358,255
Air Freight & Logistics ................... 36,370,965 — — 36,370,965
10. Credit Facility
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin Equity Income Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Banks ............................... $ 230,936,380 $ — $ — $ 230,936,380
Beverages ........................... 113,227,650 — — 113,227,650
Capital Markets ........................ 143,228,920 — — 143,228,920
Chemicals ........................... — 11,498,727 — 11,498,727
Commercial Services & Supplies ........... 42,321,600 — — 42,321,600
Communications Equipment .............. 14,467,700 — — 14,467,700
Diversified Telecommunication Services ..... 69,159,000 — — 69,159,000
Electric Utilities ........................ 218,302,550 — — 218,302,550
Electrical Equipment .................... 19,113,050 — — 19,113,050
Equity Real Estate Investment Trusts (REITs) . 35,261,500 — — 35,261,500
Food & Staples Retailing ................. 53,418,750 — — 53,418,750
Food Products ........................ — 15,744,335 — 15,744,335
Health Care Equipment & Supplies ......... 78,524,035 — — 78,524,035
Health Care Providers & Services .......... 40,955,070 — — 40,955,070
Hotels, Restaurants & Leisure ............. 44,730,000 — — 44,730,000
Household Products .................... 76,776,000 — — 76,776,000
Insurance ............................ 18,978,930 — — 18,978,930
Machinery ............................ 17,812,196 — — 17,812,196
Media ............................... 43,486,080 — — 43,486,080
Multiline Retail ........................ 60,126,900 — — 60,126,900
Oil, Gas & Consumable Fuels ............. 84,952,650 — — 84,952,650
Personal Products ..................... 19,796,000 — — 19,796,000
Pharmaceuticals ....................... 150,147,819 — — 150,147,819
Road & Rail .......................... 53,325,600 — — 53,325,600
Semiconductors & Semiconductor Equipment . 80,340,665 — — 80,340,665
Software ............................. 66,249,817 — — 66,249,817
Specialty Retail ........................ 39,538,600 — — 39,538,600
Technology Hardware, Storage & Peripherals . 33,202,300 — — 33,202,300
Trading Companies & Distributors .......... 8,646,000 — — 8,646,000
Equity-Linked Securities ................... — 238,725,097 — 238,725,097
Convertible Preferred Stocks ............... 171,679,539 — — 171,679,539
Short Term Investments ................... 27,993,242 3,545,595 — 31,538,837
Total Investments in Securities ........... $2,180,427,763 $269,513,754 $— $2,449,941,517
Franklin Managed Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 38,699,278 — — 38,699,278
Automobiles .......................... 10,359,000 — — 10,359,000
Banks ............................... 218,154,000 — — 218,154,000
Beverages ........................... 67,236,912 — — 67,236,912
Biotechnology ......................... 21,275,000 — — 21,275,000
Capital Markets ........................ 42,131,250 — — 42,131,250
Chemicals ........................... 17,186,520 — — 17,186,520
Diversified Telecommunication Services ..... 56,990,000 18,237,713 — 75,227,713
Electric Utilities ........................ 45,839,250 — — 45,839,250
Food Products ........................ 56,062,500 — — 56,062,500
Health Care Providers & Services .......... 78,022,800 — — 78,022,800
Household Products .................... 61,695,000 — — 61,695,000
Industrial Conglomerates ................ 49,485,000 — — 49,485,000
Insurance ............................ 12,071,000 — — 12,071,000
IT Services ........................... 22,332,000 — — 22,332,000
Multiline Retail ........................ 30,444,000 — — 30,444,000
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Managed Income Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Multi-Utilities .......................... $ 89,926,000 $ — $ — $ 89,926,000
Oil, Gas & Consumable Fuels ............. 121,714,500 — — 121,714,500
Pharmaceuticals ....................... 113,243,000 — — 113,243,000
Road & Rail .......................... 36,323,950 — — 36,323,950
Semiconductors & Semiconductor Equipment . 41,485,500 — — 41,485,500
Trading Companies & Distributors .......... 21,615,000 — — 21,615,000
Wireless Telecommunication Services ....... — 13,338,141 — 13,338,141
Management Investment Companies ......... 91,087,755 — — 91,087,755
Equity-Linked Securities ................... — 521,633,462 — 521,633,462
Convertible Preferred Stocks ............... 432,628,380 — — 432,628,380
Preferred Stocks ........................ 12,621,013 — — 12,621,013
Corporate Bonds ........................ — 885,905,472 — 885,905,472
U.S. Government and Agency Securities ....... — 105,133,320 — 105,133,320
Asset-Backed Securities .................. — 10,055,801 — 10,055,801
Mortgage-Backed Securities ................ — 86,101,939 — 86,101,939
Short Term Investments ................... 31,510,890 739,705 — 32,250,595
Total Investments in Securities ........... $1,820,139,498 $1,641,145,553 $— $3,461,285,051
Liabilities:
Other Financial Instruments:
Options written .......................... $ 979,200 $ — $ — $ 979,200
$— $— $— $—
a
Includes securities determined to have no value at October 31, 2020.
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
NYRS New York Registry Shares
REIT Real Estate Investment Trust

Franklin Investors Securities Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Franklin Investors Securities Trust and Shareholders of Franklin Convertible Securities Fund,
Franklin Equity Income Fund, and Franklin Managed Income Fund.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
Convertible Securities Fund, Franklin Equity Income Fund, and Franklin Managed Income Fund (three of the funds constituting
Franklin Investors Securities Trust, hereafter collectively referred to as the "Funds") as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and each of the financial highlights for each of the five years in the period ended October 31,
2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
December 21, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Investors Securities Trust
Tax Information (unaudited)

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Annual Report
Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended October 31, 2020:
Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)
(A) of the Internal Revenue Code for the fiscal year ended October 31, 2020:
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended October
31,2020:
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal
Revenue Code for the fiscal year ended October 31, 2020:
Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form
1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
Under Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the
Internal Revenue Code for the fiscal year ended October 31, 2020:
Franklin
Convertible
Securities Fund
Franklin
Equity Income
Fund
Franklin
Managed
Income
Fund
$254,904,195 $75,477,568 $129,779,610
Franklin
Convertible
Securities
Fund
Franklin
Managed
Income
Fund
$88,389,330 $28,216,900
Franklin
Convertible
Securities Fund
Franklin
Equity Income
Fund
Franklin
Managed
Income
Fund
7.77% 91.21% 25.49%
Franklin
Convertible
Securities Fund
Franklin
Equity Income
Fund
Franklin
Managed
Income
Fund
$14,270,313 $63,513,035 $46,507,496
Franklin
Convertible
Securities
Fund
$11,376,794

Franklin Investors Securities Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1986 126 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018–
present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal
Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Investors Securities Trust

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA. (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017 – September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Investors Securities Trust

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since 2013,
Trustee since 1987
and Vice President
since 1986
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Reema Agarwal (1974) Vice President Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of two of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Gaston Gardey (1967) Treasurer, Chief
Financial Officer
and Chief
Accounting Officer
Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 24 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Investors Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program –
Funds no HLIM
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the Securities and Exchange Commission (“SEC”) (on a
non-public basis) and to the Board if the Fund’s holdings of
Illiquid assets exceed 15% of the Fund’s net assets. Funds
with HLIMs must have procedures for addressing HLIM
shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive
calendar days, reporting to the SEC (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s

Franklin Investors Securities Trust
Shareholder Information

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Annual Report
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive each Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

FIST1 A 12/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Investors Securities Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Investors
Securities Trust
October 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Adjustable U.S. Government Securi-
ties Fund
Franklin Floating Rate Daily Access Fund
Franklin Low Duration Total Return Fund
Franklin Total Return Fund

Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended October 31, 2020, the U.S.
economy grew moderately through the end of 2019 amid
concerns about trade, but it contracted in 2020’s first and
second quarters in response to the novel coronavirus
(COVID-19) pandemic. In the third quarter, the economy
recovered substantially based on increased business and
residential investment and consumer spending. The U.S.
Federal Reserve, having lowered the federal funds rate
three times earlier in 2019 amid global trade tensions, held it unchanged through February 2020. However, given larger
risks posed by COVID-19, the Federal Reserve lowered its
key rate twice for a total of 1.50% in March, decreasing it
from 1.75% to 0.25%. The Federal Reserve also announced
broad quantitative easing measures to support credit
markets and adjusted its policy in August to allow more
flexibility to keep interest rates low, while maintaining a 2%
average inflation target.
In this environment, the prices of U.S. stocks, as measured
by the Standard & Poor’s
®
500 Index (S&P 500
®
), rose
7.65%, (the index increasing from 3,037.56 to 3,269.96).
1,2
Investment-grade bonds, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index (Bloomberg Index),
posted a +6.19% total return (an index increase from
2,127.69 to 2,265.52), which includes the reinvestment of
interest.
3
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important
role of financial advisors in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Investors Securities Trust’s annual report, covering
Franklin Adjustable U.S. Government Securities Fund,
Franklin Floating Rate Daily Access Fund, Franklin Low
Duration Total Return Fund and Franklin Total Return Fund,
includes more detail about prevailing conditions and a
discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Investors Securities Trust
This letter reflects our analysis and opinions as of October
31, 2020, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2020, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: Morningstar. The changes in index prices shown for the S&P 500 do not include reinvestments of income and distributions, which are included in its total return, which was: S&P 500 +9.71% (index total return resulting in an increase from 6,138.73 to 6,734.84).
3. Sources: Morningstar and Bloomberg Barclays Indices. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Economic and Market Overview
....................
3
Franklin Adjustable U.S. Government Securities Fund
..
4
Franklin Floating Rate Daily Access Fund
............
10
Franklin Low Duration Total Return Fund
.............
17
Franklin Total Return Fund
........................
23
Financial Highlights and Statements of Investments
...
29
Financial Statements
.............................
127
Notes to Financial Statements
.....................
134
Report of Independent Registered
Public Accounting Firm
............................
170
Tax Information
..................................
171
Board Members and Officers
.......................
172
Shareholder Information
..........................
177
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
franklintempleton.com
Annual Report
ANNUAL REPORT
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg
Barclays U.S. Aggregate Bond Index, advanced during the
12 months ended October 31, 2020. Before the acceleration
of the novel coronavirus (COVID-19) outbreak in February,
prices for most U.S. bonds rose, and their yields declined,
driven by muted inflation, low interest rates and strong
demand for yield. In late February, the U.S. bond market
began to anticipate the adverse economic impact of
business shutdowns and social distancing measures. Prices
for higher-quality, longer-term bonds rallied, with the 10-
year U.S. Treasury yield falling to intraday record lows in
March, while riskier, lower-rated corporate bonds declined
sharply. U.S. Federal Reserve (Fed) action led to a recovery in the corporate bond market beginning in late March, which
accelerated in subsequent months as many businesses
reopened. However, yields on most bonds rose in late
August, fueled by the rebounding economy and a change in
the Fed’s long-standing inflation policy.
The Fed enacted two emergency rate cuts in March 2020,
lowering the federal funds target rate to a range of 0.00%–
0.25%. In addition, the Fed announced unlimited, open-
ended purchasing of government-backed and corporate
bonds to help keep markets functioning. Furthermore, the
Fed announced that interest rates would potentially remain
low, even if inflation persistently exceeded the Fed’s 2%
target.
U.S. Treasury bonds, as measured by the Bloomberg
Barclays U.S. Treasury Index, posted positive total returns
during the period. The 10-year U.S. Treasury yield declined
during the period, reaching a new record closing low in
early August 2020. Bond purchasing by the Fed and robust
demand for investments perceived as safe drove the U.S.
Treasury market. Mortgage-backed securities (MBS), as
measured by the Bloomberg Barclays MBS Index, posted
positive total returns for the period amid Fed support, though lower interest rates accelerated prepayments from mortgage
refinancing, restricting further gains.
U.S. corporate bond performance varied based on credit
rating, as many investors became concerned about the
potential credit downgrades of many companies. Investment-
grade corporate bonds, as represented by the Bloomberg
Barclays U.S. Corporate Bond Index, posted solid total
returns. High-yield corporate bonds, as represented by the
Bloomberg Barclays U.S. Corporate High Yield Bond Index,
posted modest total returns.
The foregoing information reflects our analysis and opinions as of October 31, 2020 . The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.

4
franklintempleton.com
Annual Report
Franklin Adjustable U.S. Government Securities Fund
This annual report for Franklin Adjustable U.S. Government
Securities Fund covers the fiscal year ended October 31,
2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide a high level of current income
while providing lower volatility of principal than a fund that invests in fixed-rate securities by investing at least 80% of its net assets in adjustable-rate U.S. government mortgage
securities, which are issued or guaranteed by the U.S.
government, its agencies or instrumentalities.
1
The Fund’s
investments may include securities issued by Ginnie Mae
(GNMA) and government-sponsored entities, such as Fannie
Mae (FNMA) and Freddie Mac (FHLMC).
2
Performance Overview
The Fund’s Class A shares posted a +1.26% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the Bloomberg Barclays U.S.
Government Index: 1-2 Year Component posted a +2.71%
total return.
3
The index measures public obligations of
the U.S. Treasury with one to two years to final maturity
and publicly issued debt of U.S. government agencies,
quasi-federal corporations, and corporate or foreign debt
guaranteed by the U.S. government. You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We employ a conservative investment strategy as we strive
to produce solid performance in a variety of interest rate
climates. We choose securities using a value-oriented
approach, emphasizing the bonds’ economic fundamentals
in relation to comparable securities as well as their historical prepayment performance.
Manager’s Discussion
The Fund employed a conservative strategy that invested
primarily in adjustable-rate mortgage securities (ARMs)
that are either explicitly or implicitly backed by the U.S.
government.
1
During the period, the Fund invested
predominantly in securities issued or guaranteed by FNMA
and FHLMC. The Fund took a collateral-intensive research
approach to analyze the prepayment behavior of individual
ARMs to identify those with the most attractive prepayment
profiles and focused on seasoned ARMs. Such securities
have typically been through several interest-rate cycles and therefore tend to be less sensitive to changes in interest
rates, compared to newer issued counterparts. We have
found such securities historically to have experienced lower volatility than comparable maturity Treasuries and have
provided more consistent income.
During the period, the Fund’s primary focus continued to
be on seasoned, shorter-maturity, high-quality ARMs that
tend to be less sensitive to interest-rate changes, which
supported performance. Additionally, we deployed capital
into agency collateralized mortgage obligation (CMO) floater and 15-year fixed-rate agency mortgage backed securities
markets as we found them to offer appealing yield compared
to the agency hybrid ARM markets. We continued to focus
on diverse, seasoned, post-reset FNMA and FHLMC ARMs
with average coupons above 3% and larger loan counts
as well as sequential CMO floaters backed by seasoned
collateral. Secondary flow activity remained muted in post-
reset hybrids.
Portfolio Composition
10/31/20
% of Total
Net Assets
Mortgage-Backed Securities 88.3%
Commercial Mortgage-Backed Securities 1.7%
Short-Term Investments & Other Net Assets 10.0%
1. Securities owned by the Fund, but not shares of the Fund, are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government sponsored entities, as to timely payment of principal and interest.
2. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
3. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
34
.

Franklin Adjustable U.S. Government Securities Fund
5
franklintempleton.com
Annual Report
Underlying coupons continued to reset lower with the London
Interbank Offered Rates (LIBOR)
4
declining. Prepayment
rate uncertainty clouded both the fixed-rate and ARM
markets outlook as they remained elevated. We continued to
be cautious about future prepayment speeds given the rally
in mortgage rates and with securities trading at significant premiums. The outlook for prepayments has created
caution in the sector and led to a downward pressure on
dollar prices. With absolute prepayments continuing to be
elevated, we remain cautious on high premium post resets
going forward. We do believe that with borrowers having
experienced a full year of mortgages resetting downward, a
burnout effect could offset some of the refinance incentive, which would help lower prepayment rates at some point in
the future. Our preference remains towards bonds linked
to the LIBOR index, which should have slower speeds
relative to those indexed off the One-Year Constant Maturity
Treasury (CMT) Index. The LIBOR transition has been a
topic of discussion for the market and in our view, we feel the market will adjust to the Secured Overnight Financing Rate
(SOFR) with minimal disruption. Given the high probability of elevated speeds for the foreseeable future in a market where the premiums are quite significant, we retained a slightly
higher cash allocation at period-end.
Thank you for your continued participation in Franklin
Adjustable U.S. Government Securities Fund. We look
forward to serving your future investment needs.
Paul Varunok
Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. The London Interbank Offered Rate (LIBOR) is the interest rate banks charge each other for loans. LIBOR is a widely used benchmark for short-term interest rates.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of October 31, 2020
Franklin Adjustable U.S. Government Securities Fund
6
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
1-Year +1.26% -0.96%
5-Year +3.58% +0.24%
10-Year +6.99% +0.45%
Advisor
1-Year +1.51% +1.51%
5-Year +5.01% +0.98%
10-Year +9.71% +0.93%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 1.41% 1.38% 1.37%
Advisor 1.69% 1.65% 1.65%
See page 8 for Performance Summary footnotes.

Franklin Adjustable U.S. Government Securities Fund
Performance Summary
7
franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/10–10/31/20)
Advisor Class
(11/1/10–10/31/20)

Franklin Adjustable U.S. Government Securities Fund
Performance Summary
8
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in a Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions;
terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 10/31/20.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: Morningstar. The Bloomberg Barclays U.S. Government Index: 1-2 Year Component includes public obligations of the U.S. Treasury with at least one year up to, but not including, two years to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information
Distributions
(11/1/19–10/31/20)
Share Class
Net Investment
Income
A $0.169900
A1 $0.181760
C $0.138211
R6 $0.198582
Advisor $0.189826
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.95% 0.96%
Advisor 0.70% 0.71%

Your Fund’s Expenses
Franklin Adjustable U.S. Government Securities Fund
9
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fe es and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/20
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,010.10 $4.87 $1,020.29 $4.90 0.96%
A1 $1,000 $1,010.80 $4.13 $1,021.03 $4.15 0.82%
C $1,000 $1,008.10 $6.90 $1,018.27 $6.93 1.37%
R6 $1,000 $1,011.80 $2.92 $1,022.23 $2.94 0.58%
Advisor $1,000 $1,011.30 $3.62 $1,021.54 $3.64 0.72%

10
franklintempleton.com
Annual Report
Franklin Floating Rate Daily Access Fund
This annual report for Franklin Floating Rate Daily Access
Fund covers the fiscal year ended October 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide a high level of current income
and, secondarily, preservation of capital by investing at least
80% of its net assets in income-producing floating interest-
rate corporate loans and corporate debt securities made
to or issued by U.S. companies, non-U.S. entities and U.S.
subsidiaries of non-U.S. entities.
Performance Overview
The Fund’s Class A shares posted a -6.00% cumulative
total return for the 12 months under review. In comparison,
the Credit Suisse Leveraged Loan Index (CS LLI), which is
designed to mirror the investable universe of the U.S. dollar-
denominated leveraged loan market, posted a +1.50% total
return.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Corporate Loan Market Overview
Despite favorable investor sentiment at the beginning of
the period, as fears of the impact of COVID-19 on the
global economy surfaced, the loan market entered a risk-off
mode in March 2020, which recorded some of the worst
daily declines since the global financial crisis more than a decade ago. As fiscal and monetary support materialized,
the loan market rallied amid improved investor sentiment
and technical conditions, as severe outflows subsided and
modest activity with collateralized loan obligations (CLOs)
resumed. Gains were initially led by higher-rated loans and
those in industries perceived to be less impacted by the
crisis, but eventually spread to lower-rated loans as investors searched for principal appreciation and higher income in a
low-rate environment. By the end of the period, the loan
*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of deriva-
tives, unsettled trades or other factors.
market retraced most of the spread widening, returning to
levels from early-March, but levels remained wider than at
the beginning of the period.
At the beginning of the period, outflows from retail investors moderated and the asset class reported modest weekly
inflows. However, the increasing likelihood of a global
recession and aggressive U.S. Federal Reserve (Fed)
interest-rate cuts in response to the economic slowdown
resulted in heavy outflows from retail loan investment
vehicles. The accommodative action from the Fed led to
declines in rising London Interbank Offered Rates (LIBOR),
resulting in lowered coupons throughout the loan market
as most loans had not instituted LIBOR’s protective floor.
Elevated redemption activity led managers to sell loans
across the credit quality spectrum, leading to significant
dislocation in prices and wide bid-ask spreads. Although
CLO issuance had supported loan demand earlier in the
period, the volume stalled in March 2020 as spreads
widened. After the announcement of fiscal stimulus in the
U.S., investor sentiment and technical conditions improved
as severe outflows eventually subsided and modest CLO
activity resumed. While outflows from retail loan investment vehicles moderated, CLO issuance helped to drive gains in
the loan market, including activity from CLO warehouses that were formed before COVID-19 hit.
While a stronger technical environment and higher loan
prices at the beginning of the period led to a significant
repricing wave in January 2020, new issuance was on hold
for much of March. Primary activity eventually resumed, but
new loan deals were initially sparse and included issuers that needed liquidity and offered wider spreads. New issuance
picked up by the end of the period and included an increase
Portfolio Composition*
10/31/20
% of Total
Net Assets
Senior Floating Rate Interests 83.8%
Corporate Bonds 3.2%
Management Investment Companies 3.0%
Asset-Backed Securities 2.2%
Common Stocks 1.5%
Short-Term Investments & Other Net Assets 6.3%
1. Source: Credit Suisse Group.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
41
.

Franklin Floating Rate Daily Access Fund
11
franklintempleton.com
Annual Report
in deals to finance acquisitions and opportunistic deals for second lien loans or those to finance dividends. However,
expectations for robust volume were subdued amid weaker
demand from traditional retail loan investors and CLOs.
Among issuers that had bonds and loans, more looked
to raise capital with high-yield bonds in consideration of
stronger technical conditions in the market.
Loan default activity was muted for much of the period but
increased sharply as more issuers experienced impacts from
the slowdown in economic activity. At the end of the period, the default rate exceeded its historical average and the rate by issuer count was the highest since 2010. Defaults were
primarily concentrated in industries that were more impacted by COVID-19 related declines in demand and shutdowns.
Despite the recovery in the market, a significant share of
loans continued to trade at distressed levels and bifurcation in the market persisted between those in industries less
impacted by the COVID-19 crisis, and those with limited
revenue and cash flow prospects amid continued virus fears.
Investment Strategy
We use a detailed credit analysis process to select corporate loan and corporate debt securities that meet our criteria.
We conduct ongoing credit monitoring of our investments.
To help manage the credit risk associated with investing
in securities rated below investment grade (or if unrated,
of comparable quality), we seek to diversify the Fund by
investing in a large number of loans of companies that we
have identified as having attractive risk/reward profiles,
favorable capital structures, strong asset coverage and
dominant market shares. This diversification potentially
reduces credit risk by spreading assets across many
different industries.
Manager’s Discussion
During the one-year under review, the Fund underperformed
its benchmark, the CS LLI. The Fund maintained an
overweighting in the upper tier of the market throughout the period, as upper tier loans in the index returned -0.70%,
middle tier returned 2.42%, and lower tier returned -6.04%,
according to the CS LLI. The overweighting in these
higher-rated loans detracted from relative performance, but
performance was primarily driven by loan selection, including loans that were impacted by COVID-19 shutdowns, travel
restrictions and declines in oil prices, including those in the energy and gaming/leisure industries.
The top contributors to performance included issuers where
we had relatively large positions and through proactive
engagement, completed transactions that were more
favorable to investors. The term loan of 99 Cents Only
Stores (a discount retailer) traded higher as it successfully completed an amendment that extended debt maturities,
received a sponsor equity injection, and benefited from
strong customer demand as a result of COVID-19 driven
purchases. The term loans of CSM Bakery (a producer of
bakery ingredients and products) contributed to performance
as the issuer received an equity infusion from its sponsor
and successfully completed an amendment that extended
maturities with increased compensation. Additionally, the
term loans of General Nutrition Centers (a specialty retailer of nutritional health and wellness products) contributed
to performance as the company filed for Chapter 11 but
successfully sold the business through a court-supervised
sale process that resulted in significant recovery for senior-
secured creditors.
Major detractors from performance continued to be in
industries that were more negatively impacted by COVID-19
shutdowns and restrictions, leading the companies to file
for bankruptcy amid a difficult business environment. The
term loan of Fieldwood Energy (a producer of oil and gas)
declined as the sharp drop in oil prices negatively impacted the company’s cash flow and liquidity. FGI Operating (a
manufacturer of guns and ammunition) detracted from
performance as the term loan was marked lower due to
reduced recovery expectations as the company conducted
an auction to sell its assets. Furthermore, 24 Hour Fitness (a fitness club owner and operator) detracted from performance
as the company was negatively impacted by club closures.
Top 10 Holdings
10/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Franklin Floating Rate Income Fund 3.0%
Capital Markets, United States
99 Cents Only Stores LLC, First Lien, Term Loan 2.8%
Multiline Retail, United States
FGI Operating Co. LLC, Term Loan 2.5%
Household Products, United States
Navistar, Inc., Term Loan 2.5%
Machinery, United States
Appvion Operations, Inc., Term Loan 2.3%
Paper & Forest Products, United States
CSC Holdings LLC, March 2017 Refinancing
Term Loan 2.1%
Media, United States
Sinclair Television Group, Inc., Term Loan 1.8%
Media, United States
CSM Bakery Solutions Ltd., First Lien, Term
Loan 1.7%
Food Products, United States
Gray Television, Inc., Term Loan 1.7%
Media, United States
Ventia Midco Pty. Ltd., 2017 Refinancing USD
Term Loan 1.6%
Road & Rail, Australia

Franklin Floating Rate Daily Access Fund
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Annual Report
The Fund continued to maintain an overweight in higher-
rated, upper tier loans, but we increased our allocation to
middle tier loans during the period. Additionally, we reduced our CLO holdings and modestly increased our allocation
to high-yield bonds for additional income generation, while
maintaining settlement liquidity. In addition, we maintained the Fund’s investment in the Franklin Floating Rate Income
Fund, which allowed the Fund to have further exposure to
credit, while providing a potential source of liquidity. In an effort to protect against volatility in the credit markets, the
Fund held a high-yield bond credit default swap index that
provided synthetic exposure to the high-yield bond market.
Thank you for your continued participation in Franklin
Floating Rate Daily Access Fund. We look forward to serving
your future investment needs.
Reema Agarwal, CFA
Justin Ma, CFA
Margaret Chiu, CFA
Judy Sher
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of October 31, 2020
Franklin Floating Rate Daily Access Fund
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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
1-Year -6.00% -8.14%
5-Year +6.85% +0.87%
10-Year +24.44% +1.98%
Advisor
1-Year -5.78% -5.78%
5-Year +8.18% +1.58%
10-Year +27.56% +2.46%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 4.04% 3.04% 3.01%
Advisor 4.41% 3.36% 3.33%
See page 15 for Performance Summary footnotes.

Franklin Floating Rate Daily Access Fund
Performance Summary
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franklintempleton.com
Annual Report
See page 15 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/10–10/31/20)
Advisor Class
(11/1/10–10/31/20)

Franklin Floating Rate Daily Access Fund
Performance Summary
15
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Investors should be aware that the Fund’s share price and yield will fluctuate with market conditions.
The Fund should not be considered alternative to money market funds or certificates of deposit (CDs). The floating rate loans and debt securities in which the
Fund invests tend to be rated below investment grade. Investing in higher-yielding, lower-rated, floating rate loans and debt securities involved greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 10/31/20.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: Credit Suisse Group. The CS LLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Loans must be below invest-
ment grade and rated no higher than Baa/BB+ or Ba1/BBB+ by Moody’s or S&P.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/19–10/31/20)
Share Class
Net Investment
Income
A $0.354719
C $0.323283
R6 $0.380117
Advisor $0.373314
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.89% 0.92%
Advisor 0.64% 0.67%

Your Fund’s Expenses
Franklin Floating Rate Daily Access Fund
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/20
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,040.40 $4.75 $1,020.48 $4.70 0.93%
C $1,000 $1,038.20 $6.81 $1,018.45 $6.75 1.33%
R6 $1,000 $1,041.90 $3.05 $1,022.15 $3.02 0.59%
Advisor $1,000 $1,041.60 $3.48 $1,021.73 $3.44 0.68%

17
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Annual Report
Franklin Low Duration Total Return Fund
This annual report for Franklin Low Duration Total Return
Fund covers the fiscal year ended October 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks a high level of current income as is
consistent with prudent investing, while seeking capital
preservation. The Fund invests primarily in investment-grade debt securities and investments, including government and
corporate debt securities and mortgage- and asset-backed
securities, targeting an estimated average portfolio duration of three years or less.
Performance Overview
The Fund’s Class A shares posted a +1.77% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the Bloomberg Barclays U.S.
Government/Credit Index: 1-3 Year Component, posted a
+3.39% total return.
1
The index measures public obligations
of the U.S. Treasury with one to three years to final maturity and publicly issued debt of U.S. government agencies,
quasi-federal corporations, and corporate or foreign debt
guaranteed by the U.S. government. You can find more of
the Fund’s performance data in the Performance Summary
beginning on page 19 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We seek to invest in a combination of fixed income
securities, primarily from across the investment-grade
debt universe. We analyze securities using proprietary
and nonproprietary research to help us identify attractive
investment opportunities across the entire fixed income
opportunity set, on a relative basis. When making investment decisions, we evaluate business cycles, yield curves, and
values between and within markets. Through a low duration
portfolio, we seek to position the Fund to be less affected by interest-rate changes than a fund with a higher duration. In addition, we may use derivative transactions, such as
*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of deriva-
tives, unsettled trades or other factors.
**Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
forwards, futures contracts and swap agreements to obtain
net long or short exposures to select currencies, interest
rates, countries, duration or credit risks.
Manager’s Discussion
Before the acceleration of the novel coronavirus (COVID-19)
outbreak in February 2020, fixed income markets posted
strong returns as spreads generally tightened with improving market sentiment, muted inflation, low interest-rates and
strong demand for yield. As the seriousness of COVID-19
became increasingly apparent, volatility in financial markets rose sharply and market liquidity conditions became
impaired. As a result, fixed income sector spreads saw
significant widening before the U.S. Federal Reserve (Fed)
enacted two emergency rate cuts and launched a broad
range of liquidity-enhancing vehicles. In March, the Fed,
lowered the federal funds target rate to a range of 0.00%–
0.25%. In addition, it announced unlimited, open-ended
purchasing of government-backed and corporate bonds to
help keep markets functioning. Later in the period, the Fed
announced that interest rates would remain low, even if
inflation persistently exceeded the Fed’s 2% target rate. In
August, the Fed announced that it would be adopting what
Chairman Powell described as “flexible average inflation
targeting.” Under this framework, the Fed would seek to
obtain an average level of inflation (currently set at 2%) over time.
Portfolio Composition*
10/31/20
% of Total
Net Assets
Asset-Backed Securities** 23.0%
Corporate Bonds 22.4%
Commercial Mortgage-Backed Securities 18.4%
U.S. Government and Agency Securities 15.3%
Foreign Government and Agency Securities 4.9%
Municipal Bonds 3.1%
Senior Floating Rate Interests 3.0%
Mortgage-Backed Securities 2.8%
Other 1.9%
Short-Term Investments & Other Net Assets 5.2%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
57
.

Franklin Low Duration Total Return Fund
18
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Annual Report
Financial markets recovered from the sharp decline
experienced earlier in the year as the Fed’s actions created a backstop for credit markets, which bolstered investor
confidence. Against this backdrop, fixed income spread
levels have generally tightened from the wide levels reached in March 2020. U.S. Treasury yields decreased over the
12-month period, with most of the rapid decline occurring
in March and then retracing to low levels again in August,
before gradually increasing towards period-end.
Fixed income markets posted positive total returns during
the 12-months ended October 31, 2020, but performance
was mixed across sectors. Non-agency residential-mortgage
backed securities (RMBS), Treasury Inflation-Protected
Securities (TIPS), collateralized loan obligations (CLOs),
senior secured floating-rate loans and agency mortgage-
backed securities (MBS) delivered positive excess returns
and outperformed U.S. Treasuries. Emerging market bonds,
high-yield and investment-grade corporate credit and
commercial mortgage-backed securities (CMBS) generally
lagged, posting negative excess returns.
During the period, the Fund’s exposure to investment-
grade corporate credit was the primary contributor to the
Fund’s performance relative to its benchmark. The Fund’s
exposures to CLOs, non-dollar emerging market debt
selection and non-U.S. yield curve positioning were also
positive for returns. In contrast, the Fund’s U.S. yield curve positioning detracted, as did the Fund’s exposure to high-
yield grade corporate credit, TIPS, sovereign emerging
market debt and foreign currencies.
RMBS and investment-grade corporate bonds remained the
Fund’s largest allocations. A majority of RMBS exposure
in the portfolio is in credit risk transfers (CRTs). While
we still anticipate RMBS to provide strong risk-adjusted
returns, from a broader perspective the potential economic
headwinds and generally supportive valuations balance
each other out. Thus, we have a somewhat neutral view
on the sector and pared exposure amid strength in the
market towards the latter part of the period. While we remain generally positive on the investment-grade corporate bond
sector, we believe it has become less compelling given
tighter valuations and uncertainty over the path of the
economic recovery. We reduced our TIPS exposure over the
period as inflation expectations have continued to recover
since their March 2020 lows, while adding to U.S. Treasuries and taxable municipal bonds.
Thank you for your continued participation in Franklin Low
Duration Total Return Fund. We look forward to serving your
future investment needs.
Sonal Desai, Ph.D.
David Yuen, CFA, FRM
Tina Chou
Kent Burns, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2020
Franklin Low Duration Total Return Fund
19
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
1-Year +1.77% -0.50%
5-Year +9.81% +1.42%
10-Year +17.53% +1.40%
Advisor
1-Year +2.10% +2.10%
5-Year +11.22% +2.15%
10-Year +20.55% +1.89%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 2.69% 1.46% 1.21%
Advisor 2.98% 1.73% 1.47%
See page 21 for Performance Summary footnotes.

Franklin Low Duration Total Return Fund
Performance Summary
20
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Annual Report
See page 21 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/10–10/31/20)
Advisor Class
(11/1/10–10/31/20)

Franklin Low Duration Total Return Fund
Performance Summary
21
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Interest rate movements and mortgage prepayments will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The risks associated with higher-yielding, low-
er-rated securities include higher risk of default and loss of principal. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) on an amount that exceeds the Fund’s initial investment.
The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 10/31/20.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: Morningstar. The Bloomberg Barclays U.S. Government/Credit Index: 1-3 Year Component includes dollar-denominated investment grade corporate debt and non-native currency agency and local authority debt, sovereign, supranational, and taxable municipal debt, public obligations of the U.S. Treasury with at least one year up to,but not including, three years to final maturity, and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/19–10/31/20)
Share Class
Net Investment
Income
A $0.275074
C $0.241889
R $0.256241
R6 $0.306348
Advisor $0.296770
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.71% 0.96%
Advisor 0.46% 0.71%

Your Fund’s Expenses
Franklin Low Duration Total Return Fund
22
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/20
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,064.50 $3.45 $1,021.80 $3.38 0.66%
C $1,000 $1,063.10 $5.55 $1,019.76 $5.43 1.07%
R $1,000 $1,063.50 $4.64 $1,020.64 $4.55 0.90%
R6 $1,000 $1,066.60 $1.57 $1,023.62 $1.54 0.30%
Advisor $1,000 $1,066.20 $2.15 $1,023.06 $2.10 0.41%

23
franklintempleton.com
Annual Report
Franklin Total Return Fund
This annual report for Franklin Total Return Fund covers the period ended October 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide high current income, consistent
with preservation of capital. Capital appreciation over the
long term is a secondary goal. The Fund invests primarily
in investment grade debt securities (including unrated
securities of comparable quality) and other investments that provide exposure to such securities. The Fund currently
focuses on government and corporate debt securities and
mortgage- and asset-backed securities, but may invest
in other securities and investments, such as floating-rate
corporate loans and securities and municipal securities.
*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of deriva-
tives, unsettled trades or other factors.
**Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
Performance Overview
The Fund’s Class A shares posted a +4.38% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the Bloomberg Barclays U.S.
Aggregate Bond Index posted a +6.19% total return.
1
The
index measures the U.S. investment-grade, fixed-rate,
taxable bond market with index components for government
and corporate, mortgage pass through and asset-backed
securities. You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 25 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We seek to invest in a combination of fixed income
securities, primarily from across the investment-grade
debt universe. We analyze securities using proprietary
and nonproprietary research to help us identify attractive
investment opportunities, across the entire fixed income
opportunity set, on a relative basis. The Fund may also
invest up to 20% of its total assets in noninvestment-
grade debt securities. In addition, we may use derivative
transactions, such as currency and cross-currency forwards,
futures contracts and swap agreements, to obtain net long
or short exposures to select currencies, interest rates,
countries, duration or credit risks.
Manager’s Discussion
Before the acceleration of the novel coronavirus (COVID-19)
outbreak in February 2020, fixed income markets posted
strong returns as spreads generally tightened with improving market sentiment, muted inflation, low interest-rates and
strong demand for yield. As the seriousness of COVID-19
became increasingly apparent, volatility in financial markets rose sharply and market liquidity conditions became
impaired. As a result, fixed income sector spreads saw
significant widening before the U.S. Federal Reserve (Fed)
enacted two emergency rate cuts and launched a broad
range of liquidity-enhancing vehicles. In March, the Fed
lowered the federal funds target rate to a range of 0.00%–
0.25%. In addition, it announced unlimited, open-ended
purchasing of government-backed and corporate bonds to
help keep markets functioning. Later in the period, the Fed
announced that interest rates would remain low, even if
inflation persistently exceeded the Fed’s 2% target rate. In
August, the Fed announced that it would be adopting what
Chairman Powell described as “flexible average inflation
targeting.” Under this framework, the Fed would seek to
obtain an average level of inflation (currently set at 2%) over time.
Portfolio Composition*
10/31/20
% of Total
Net Assets
Corporate Bonds 27.8%
Mortgage-Backed Securities 21.0%
U.S. Government and Agency Securities 14.1%
Management Investment Companies 13.1%
Asset-Backed Securities** 12.6%
Commercial Mortgage-Backed Securities** 9.3%
Foreign Government and Agency Securities 5.2%
Municipal Bonds 4.0%
Senior Floating Rate Interests 2.2%
Other 0.5%
Short-Term Investments & Other Net Assets (9.8)%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Total Return Fund
24
franklintempleton.com
Annual Report
Fixed income markets posted positive total returns during
the 12-months ended October 31, 2020, but performance
was mixed across sectors. Non-agency residential-mortgage
backed securities (RMBS), Treasury Inflation-Protected
Securities (TIPS), collateralized loan obligations (CLOs),
senior secured floating-rate loans and agency mortgage-
backed securities (MBS) delivered positive excess returns
and outperformed U.S. Treasuries. Emerging market bonds,
high-yield and investment-grade corporate credit and
commercial mortgage-backed securities (CMBS) generally
lagged, posting negative excess returns.
During the period, the Fund’s allocation to investment-
grade corporate credit was the primary contributor to the
Fund’s performance relative to its benchmark. Sovereign
emerging market (EM) debt selection, non-dollar EM
allocation and exposure to CLOs also benefited results. In
contrast, the Fund’s exposure to high-yield corporate credit, senior secured floating-rate loans, RMBS, TIPS and foreign
currencies detracted from relative returns as did both the
Fund’s U.S. yield curve and non-U.S. yield curve positioning.
RMBS and investment-grade corporate bonds remained the
Fund’s largest allocations. A majority of RMBS exposure
in the portfolio is in credit risk transfers (CRTs). While
we still anticipate RMBS to provide strong risk-adjusted
returns, from a broader perspective the potential economic
headwinds and generally supportive valuations balance
each other out. Thus, we have a somewhat neutral view
on the sector and pared exposure amid strength in the
market towards the latter part of the period. While we remain generally positive on the investment-grade corporate bond
sector, we believe it has become less compelling given
tighter valuations and uncertainty over the path of the
economic recovery. We reduced our TIPS exposure over the
period as inflation expectations have continued to recover
since their March 2020 lows, while adding to U.S. Treasuries and taxable municipal bonds.
The Fund’s largest allocation was in investment-grade
corporate bonds, as we added a sizable allocation over
the period. We increased our exposure to investment-
grade corporate credit, taxable municipal bonds and U.S.
Treasuries positions, while paring our exposure to fixed-rate agency mortgage-backed securities, CLOs and RMBS.
During the period, the portfolio utilized derivatives, including credit default and currency swaps, currency forwards,
Treasury futures, inflation index swaps and credit default
swap options, principally as a tool for efficient portfolio
management and to manage overall portfolio risk. These
derivative transactions may provide the same, or similar, net long or short exposure to select currencies, interest rates, countries, duration or credit risks in a less expensive way
than by directly purchasing securities. In those markets
where non-derivative securities are readily available, the cost difference in normal market conditions may be small.
Thank you for your continued participation in Franklin
Total Return Fund. We look forward to serving your future
investment needs.
Sonal Desai, Ph.D.
Tina Chou
David Yuen, CFA, FRM
Patrick Klein, Ph.D.
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2020
Franklin Total Return Fund
25
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +4.38% +0.43%
5-Year +17.54% +2.51%
10-Year +38.71% +2.93%
Advisor
1-Year +4.60% +4.60%
5-Year +18.90% +3.52%
10-Year +42.15% +3.58%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 2.40% 1.77% 1.76%
Advisor 2.64% 2.08% 2.08%
See page 27 for Performance Summary footnotes.

Franklin Total Return Fund
Performance Summary
26
franklintempleton.com
Annual Report
See page 27 for Performance Summary footnotes
.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/10–10/31/20)
Advisor Class
(11/1/10–10/31/20)

Franklin Total Return Fund
Performance Summary
27
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Interest rate movements and mortgage prepayments will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The risks associated with higher-yielding, low-
er-rated securities include higher risk of default and loss of principal. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) on an amount that exceeds the Fund’s initial investment.
The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 10/31/20.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Morningstar. The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass through and asset-backed securities. All issues included are SEC registered, tax-
able, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/19–10/31/20)
Share Class
Net Investment
Income
A $0.305540
C $0.267410
R $0.281528
R6 $0.340973
Advisor $0.329221
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.88% 0.93%
Advisor 0.63% 0.68%

Your Fund’s Expenses
Franklin Total Return Fund
28
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/20
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,058.70 $4.45 $1,020.82 $4.36 0.86%
C $1,000 $1,057.20 $6.54 $1,018.78 $6.41 1.26%
R $1,000 $1,057.70 $5.74 $1,019.56 $5.63 1.11%
R6 $1,000 $1,060.00 $2.49 $1,022.72 $2.44 0.48%
Advisor $1,000 $1,059.40 $3.22 $1,022.01 $3.16 0.62%

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.02 $8.10 $8.24 $8.40 $8.55
Income from investment operations
a
:
Net investment income .......................... 0.125
b
0.140
b
0.088
b
0.026 0.025
Net realized and unrealized gains (losses) ........... (0.025) 0.021 (0.035) (0.031) (0.053)
Total from investment operations .................... 0.100 0.161 0.053 (0.005) (0.028)
Less distributions from:
Net investment income .......................... (0.170) (0.241) (0.193) (0.155) (0.122)
Net asset value, end of year ....................... $7.95 $8.02 $8.10 $8.24 $8.40
Total return
c
................................... 1.26% 2.01% 0.65% (0.06)% (0.32)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.97% 0.95% 0.96% 0.95% 0.92%
Expenses net of waiver and payments by affiliates ....... 0.96%
d
0.94%
d
0.95%
d
0.94%
d
0.91%
d
Net investment income ........................... 1.57% 1.73% 1.07% 0.54% 0.43%
Supplemental data
Net assets, end of year (000’s) ..................... $460,621 $393,736 $419,055 $492,319 $667,671
Portfolio turnover rate ............................ 35.03% 12.72% 11.39% 2.81% 11.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.02 $8.09 $8.24 $8.40 $8.54
Income from investment operations
a
:
Net investment income .......................... 0.137
b
0.151
b
0.100
b
0.059 0.049
Net realized and unrealized gains (losses) ........... (0.024) 0.031 (0.044) (0.051) (0.054)
Total from investment operations .................... 0.113 0.182 0.056 0.008 (0.005)
Less distributions from:
Net investment income .......................... (0.182) (0.252) (0.206) (0.168) (0.135)
Net asset value, end of year ....................... $7.95 $8.02 $8.09 $8.24 $8.40
Total return
c
................................... 1.41% 2.29% 0.68% 0.10% (0.50)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.82% 0.80% 0.80% 0.79% 0.77%
Expenses net of waiver and payments by affiliates ....... 0.81%
d
0.79%
d
0.79%
d
0.78%
d
0.76%
d
Net investment income ........................... 1.72% 1.88% 1.23% 0.70% 0.58%
Supplemental data
Net assets, end of year (000’s) ..................... $77,910 $86,471 $100,477 $121,012 $160,469
Portfolio turnover rate ............................ 35.03% 12.72% 11.39% 2.81% 11.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.02 $8.09 $8.24 $8.40 $8.54
Income from investment operations
a
:
Net investment income (loss) ..................... 0.093
b
0.106
b
0.054
b
(0.014) (0.011)
Net realized and unrealized gains (losses) ........... (0.024) 0.032 (0.044) (0.024) (0.041)
Total from investment operations .................... 0.069 0.138 0.010 (0.038) (0.052)
Less distributions from:
Net investment income .......................... (0.138) (0.208) (0.160) (0.122) (0.088)
Net asset value, end of year ....................... $7.95 $8.02 $8.09 $8.24 $8.40
Total return
c
................................... 0.86% 1.73% 0.13% (0.45)% (0.61)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.37% 1.35% 1.36% 1.35% 1.32%
Expenses net of waiver and payments by affiliates ....... 1.36%
d
1.34%
d
1.35%
d
1.34%
d
1.31%
d
Net investment income ........................... 1.16% 1.33% 0.67% 0.14% 0.03%
Supplemental data
Net assets, end of year (000’s) ..................... $71,212 $84,685 $126,585 $189,634 $266,186
Portfolio turnover rate ............................ 35.03% 12.72% 11.39% 2.81% 11.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.03 $8.11 $8.25 $8.41 $8.55
Income from investment operations
a
:
Net investment income .......................... 0.154
b
0.169
b
0.121
b
0.074 0.066
Net realized and unrealized gains (losses) ........... (0.014) 0.021 (0.037) (0.046) (0.053)
Total from investment operations .................... 0.140 0.190 0.084 0.028 0.013
Less distributions from:
Net investment income .......................... (0.199) (0.270) (0.224) (0.188) (0.153)
Net asset value, end of year ....................... $7.97 $8.03 $8.11 $8.25 $8.41
Total return .................................... 1.75% 2.39% 1.03% 0.34% 0.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.64% 0.62% 0.62% 0.58% 0.56%
Expenses net of waiver and payments by affiliates ....... 0.60%
c
0.58%
c
0.57%
c
0.55%
c
0.55%
c
Net investment income ........................... 1.93% 2.09% 1.45% 0.93% 0.79%
Supplemental data
Net assets, end of year (000’s) ..................... $33,530 $31,953 $36,026 $2,196 $2,374
Portfolio turnover rate ............................ 35.03% 12.72% 11.39% 2.81% 11.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.03 $8.10 $8.25 $8.41 $8.55
Income from investment operations
a
:
Net investment income .......................... 0.146
b
0.160
b
0.108
b
0.052 0.046
Net realized and unrealized gains (losses) ........... (0.025) 0.031 (0.044) (0.036) (0.043)
Total from investment operations .................... 0.121 0.191 0.064 0.016 0.003
Less distributions from:
Net investment income .......................... (0.190) (0.261) (0.214) (0.176) (0.143)
Net asset value, end of year ....................... $7.96 $8.03 $8.10 $8.25 $8.41
Total return .................................... 1.51% 2.39% 0.78% 0.20% 0.05%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.72% 0.70% 0.71% 0.70% 0.67%
Expenses net of waiver and payments by affiliates ....... 0.71%
c
0.69%
c
0.70%
c
0.69%
c
0.66%
c
Net investment income ........................... 1.82% 1.98% 1.32% 0.79% 0.68%
Supplemental data
Net assets, end of year (000’s) ..................... $98,851 $103,639 $112,441 $184,299 $227,599
Portfolio turnover rate ............................ 35.03% 12.72% 11.39% 2.81% 11.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Statement of Investments, October 31, 2020
Franklin Adjustable U.S. Government Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 1.7%
Diversified Financial Services 0.1%
a
GNMA , 2010-12 , FD , FRN , 0.746% , ( 1-month USD LIBOR + 0.6% ), 1/16/40 .......
$ 1,008,973 $ 1,019,370
Thrifts & Mortgage Finance 1.6%
a
FHLMC , 4845 , QF , FRN , 0.448% , ( 1-month USD LIBOR + 0.3% ), 12/15/48 ........
9,283,279 9,298,438
a
FNMA , 2019-38 , CF , FRN , 0.599% , ( 1-month USD LIBOR + 0.45% ), 7/25/49 .......
2,740,823 2,759,358
12,057,796
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $12,971,706) ................
13,077,166
Mortgage-Backed Securities 88.3%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 14.1%
FHLMC, 2.007%, (12-month USD LIBOR +/- MBS Margin), 9/01/35 .............. 3,644,078 3,774,388
FHLMC, 3.04%, (12-month USD LIBOR +/- MBS Margin), 7/01/43 ............... 5,693,771 5,967,236
FHLMC, 3.106%, (12-month USD LIBOR +/- MBS Margin), 11/01/40 ............. 2,711,267 2,858,741
FHLMC, 3.166%, (12-month USD LIBOR +/- MBS Margin), 5/01/45 .............. 4,689,829 4,876,802
FHLMC, 3.182%, (12-month USD LIBOR +/- MBS Margin), 7/01/43 .............. 5,552,376 5,806,341
FHLMC, 3.392%, (12-month USD LIBOR +/- MBS Margin), 7/01/35 .............. 4,814,349 5,085,077
FHLMC, 3.408%, (12-month USD LIBOR +/- MBS Margin), 9/01/37 .............. 10,460,123 11,029,069
FHLMC, 3.555%, (12-month USD LIBOR +/- MBS Margin), 6/01/37 .............. 4,483,645 4,771,273
FHLMC, 2.134% - 4.231%, (12-month USD LIBOR +/- MBS Margin), 8/01/33 - 11/01/41 57,973,667 60,872,610
105,041,537
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 6.6%
FHLMC Pool, 15 Year, 2.5%, 3/01/35 ..................................... 24,459,847 25,999,278
FHLMC Pool, 15 Year, 2.5%, 3/01/35 ..................................... 21,517,146 22,869,375
48,868,653
b
Federal National Mortgage Association (FNMA) Adjustable Rate 52.9%
FNMA, 2.117%, (12-month USD LIBOR +/- MBS Margin), 11/01/34 .............. 3,182,637 3,319,361
FNMA, 2.31%, (6-month USD LIBOR +/- MBS Margin), 12/01/34 ................ 2,964,551 3,070,038
FNMA, 2.526%, (12-month USD LIBOR +/- MBS Margin), 2/01/36 ............... 2,677,930 2,808,852
FNMA, 2.542%, (12-month USD LIBOR +/- MBS Margin), 3/01/37 ............... 2,643,817 2,766,774
FNMA, 2.617%, (12-month USD LIBOR +/- MBS Margin), 3/01/46 ............... 3,289,158 3,427,635
FNMA, 2.719%, (12-month USD LIBOR +/- MBS Margin), 2/01/36 ............... 3,837,184 3,996,172
FNMA, 2.828%, (12-month USD LIBOR +/- MBS Margin), 11/01/42 .............. 6,550,672 6,867,749
FNMA, 2.839%, (12-month USD LIBOR +/- MBS Margin), 7/01/40 ............... 2,414,830 2,549,488
FNMA, 2.858%, (12-month USD LIBOR +/- MBS Margin), 2/01/36 ............... 2,621,050 2,743,351
FNMA, 2.87%, (12-month USD LIBOR +/- MBS Margin), 10/01/38 ............... 5,224,240 5,491,942
FNMA, 2.875%, (12-month USD LIBOR +/- MBS Margin), 10/01/38 .............. 2,552,707 2,683,116
FNMA, 2.886%, (1-year CMT T-Note +/- MBS Margin), 5/01/36 ................. 10,241,276 10,802,902
FNMA, 2.888%, (12-month USD LIBOR +/- MBS Margin), 5/01/39 ............... 3,782,699 3,939,555
FNMA, 2.932%, (12-month USD LIBOR +/- MBS Margin), 5/01/38 ............... 2,787,488 2,941,989
FNMA, 2.947%, (12-month USD LIBOR +/- MBS Margin), 1/01/37 ............... 2,914,067 3,074,889
FNMA, 2.96%, (12-month USD LIBOR +/- MBS Margin), 11/01/34 ............... 3,536,462 3,714,648
FNMA, 2.976%, (12-month USD LIBOR +/- MBS Margin), 4/01/40 ............... 6,353,518 6,681,065
FNMA, 2.977%, (12-month USD LIBOR +/- MBS Margin), 9/01/42 ............... 4,558,271 4,778,807
FNMA, 3.035%, (12-month USD LIBOR +/- MBS Margin), 3/01/35 ............... 4,687,886 4,917,046
FNMA, 3.064%, (12-month USD LIBOR +/- MBS Margin), 4/01/44 ............... 5,580,799 5,843,211
FNMA, 3.07%, (1-year CMT T-Note +/- MBS Margin), 6/01/36 .................. 2,482,272 2,614,599
FNMA, 3.103%, (12-month USD LIBOR +/- MBS Margin), 7/01/42 ............... 6,705,803 7,059,618
FNMA, 3.114%, (12-month USD LIBOR +/- MBS Margin), 8/01/44 ............... 6,655,665 6,971,668
FNMA, 3.129%, (COFI 11th District +/- MBS Margin), 4/01/34 .................. 12,089,047 12,638,092
FNMA, 3.13%, (12-month USD LIBOR +/- MBS Margin), 2/01/43 ................ 5,373,047 5,629,670
FNMA, 3.151%, (12-month USD LIBOR +/- MBS Margin), 1/01/36 ............... 2,639,309 2,762,886
FNMA, 3.176%, (12-month USD LIBOR +/- MBS Margin), 7/01/42 ............... 5,219,546 5,481,543
FNMA, 3.21%, (12-month USD LIBOR +/- MBS Margin), 3/01/41 ................ 2,889,346 3,029,009

Franklin Investors Securities Trust
Statement of Investments
Franklin Adjustable U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
b
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.342%, (12-month USD LIBOR +/- MBS Margin), 1/01/39 ............... $ 3,378,958 $ 3,541,736
FNMA, 3.391%, (1-year CMT T-Note +/- MBS Margin), 1/01/38 ................. 2,931,551 3,095,638
FNMA, 3.728%, (12-month USD LIBOR +/- MBS Margin), 5/01/40 ............... 5,198,664 5,460,730
FNMA, 0.865% - 6.75%, (1-month USD LIBOR +/- MBS Margin), 1/01/21 - 5/01/48 .. 239,665,859 247,450,575
392,154,354
Federal National Mortgage Association (FNMA) Fixed Rate 14.6%
FNMA, 15 Year, 2%, 7/01/35 ........................................... 19,299,707 20,023,800
FNMA, 15 Year, 2%, 10/01/35 .......................................... 34,773,000 36,084,626
FNMA, 15 Year, 2.5%, 3/01/35 ......................................... 11,951,089 12,699,547
FNMA, 15 Year, 2.5%, 6/01/35 ......................................... 18,865,319 19,611,615
FNMA, 15 Year, 2.5%, 7/01/35 ......................................... 19,256,304 20,055,989
108,475,577
b
Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA II, 2.25% - 3.125%, (1-year CMT T-Note +/- MBS Margin), 9/20/33 - 5/20/36 .. 488,748 505,437
505,437
Total Mortgage-Backed Securities (Cost $656,215,332) ...........................
655,045,558
Total Long Term Investments (Cost $669,187,038) ...............................
668,122,724
a
a a a a
Short Term Investments 9.4%
Shares
a
Money Market Funds 5.0%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 37,053,731 37,053,731
Total Money Market Funds (Cost $37,053,731) ..................................
37,053,731
Principal
Amount
a a a a
e
Repurchase Agreements 4.4%
Joint Repurchase Agreement, 0.058%, 11/02/20 (Maturity Value $32,700,425)
BNP Paribas Securities Corp. (Maturity Value $17,641,225)
Deutsche Bank Securities, Inc. (Maturity Value $8,002,775)
HSBC Securities (USA), Inc. (Maturity Value $7,056,425)
Collateralized by U.S. Government Agency Securities, 3.5% - 5%, 9/20/45 - 3/20/50;
U.S. Treasury Bonds, 7.13% - 8.13%, 2/15/21 - 11/15/24; U.S. Treasury Bond, Index
Linked, 2.38%, 1/15/25; U.S. Treasury Note, 1.63%, 2/20/46; and U.S. Treasury
Note, Index Linked, 0.13%, 4/15/21 (valued at $33,356,903) .................. 32,700,268 32,700,268
Total Repurchase Agreements (Cost $32,700,268) ...............................
32,700,268
Total Short Term Investments (Cost $69,753,999 ) ................................
69,753,999
a
Total Investments (Cost $738,941,037) 99.4% ...................................
$737,876,723
Other Assets, less Liabilities 0.6% .............................................
4,247,120
Net Assets 100.0% ...........................................................
$742,123,843

Franklin Investors Securities Trust
Statement of Investments
Franklin Adjustable U.S. Government Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
See Abbreviations on page 169 .
a
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
e
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.18 $8.70 $8.83 $8.84 $8.61
Income from investment operations
a
:
Net investment income .......................... 0.332
b
0.441
b
0.396 0.307 0.401
Net realized and unrealized gains (losses) ........... (0.808) (0.515) (0.129) (0.011) 0.228
Total from investment operations .................... (0.476) (0.074) 0.267 0.296 0.629
Less distributions from:
Net investment income .......................... (0.355) (0.446) (0.397) (0.306) (0.399)
Net asset value, end of year ....................... $7.35 $8.18 $8.70 $8.83 $8.84
Total return
c
................................... (6.00)% (0.88)% 2.97% 3.51% 7.60%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.96% 0.89% 0.87% 0.87% 0.88%
Expenses net of waiver and payments by affiliates ....... 0.93%
d
0.86%
d
0.81%
d
0.82%
d
0.86%
d
Net investment income ........................... 4.33% 5.21% 4.53% 3.45% 4.72%
Supplemental data
Net assets, end of year (000’s) ..................... $717,021 $1,049,359 $1,344,473 $1,362,220 $1,359,862
Portfolio turnover rate ............................ 32.39% 23.23%
e
58.07% 64.21% 34.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.18 $8.70 $8.83 $8.84 $8.61
Income from investment operations
a
:
Net investment income .......................... 0.306
b
0.407
b
0.364 0.271 0.366
Net realized and unrealized gains (losses) ........... (0.804) (0.514) (0.131) (0.010) 0.229
Total from investment operations .................... (0.498) (0.107) 0.233 0.261 0.595
Less distributions from:
Net investment income .......................... (0.323) (0.413) (0.363) (0.271) (0.365)
Net asset value, end of year ....................... $7.36 $8.18 $8.70 $8.83 $8.84
Total return
c
................................... (6.39)% (1.39)% 2.68% 3.11% 7.18%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.36% 1.29% 1.27% 1.27% 1.28%
Expenses net of waiver and payments by affiliates ....... 1.33%
d
1.26%
d
1.21%
d
1.22%
d
1.26%
d
Net investment income ........................... 3.98% 4.81% 4.13% 3.05% 4.32%
Supplemental data
Net assets, end of year (000’s) ..................... $160,194 $296,134 $438,480 $550,797 $551,726
Portfolio turnover rate ............................ 32.39% 23.23%
e
58.07% 64.21% 34.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.19 $8.71 $8.84 $8.84 $8.60
Income from investment operations
a
:
Net investment income .......................... 0.363
b
0.463
b
0.427 0.338 0.422
Net realized and unrealized gains (losses) ........... (0.804) (0.508) (0.130) (0.002) 0.245
Total from investment operations .................... (0.441) (0.045) 0.297 0.336 0.667
Less distributions from:
Net investment income .......................... (0.380) (0.475) (0.427) (0.336) (0.427)
Net asset value, end of year ....................... $7.37 $8.19 $8.71 $8.84 $8.84
Total return .................................... (5.69)% (0.54)% 3.43% 3.85% 7.96%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.69% 0.57% 0.55% 0.52% 0.53%
Expenses net of waiver and payments by affiliates ....... 0.59%
c
0.53%
c
0.48%
c
0.47%
c
0.51%
c
Net investment income ........................... 4.71% 5.54% 4.86% 3.80% 5.07%
Supplemental data
Net assets, end of year (000’s) ..................... $9,568 $18,764 $142,075 $130,180 $12,333
Portfolio turnover rate ............................ 32.39% 23.23%
d
58.07% 64.21% 34.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.18 $8.71 $8.84 $8.85 $8.61
Income from investment operations
a
:
Net investment income .......................... 0.358
b
0.463
b
0.418 0.327 0.422
Net realized and unrealized gains (losses) ........... (0.806) (0.525) (0.129) (0.010) 0.239
Total from investment operations .................... (0.448) (0.062) 0.289 0.317 0.661
Less distributions from:
Net investment income .......................... (0.373) (0.468) (0.419) (0.327) (0.421)
Net asset value, end of year ....................... $7.36 $8.18 $8.71 $8.84 $8.85
Total return .................................... (5.78)% (0.74)% 3.35% 3.64% 8.00%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.71% 0.64% 0.62% 0.62% 0.63%
Expenses net of waiver and payments by affiliates ....... 0.68%
c
0.61%
c
0.56%
c
0.57%
c
0.61%
c
Net investment income ........................... 4.65% 5.46% 4.78% 3.70% 4.97%
Supplemental data
Net assets, end of year (000’s) ..................... $376,997 $858,071 $1,743,880 $1,672,724 $1,108,692
Portfolio turnover rate ............................ 32.39% 23.23%
d
58.07% 64.21% 34.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Statement of Investments, October 31, 2020
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.5%
Aerospace & Defense 0.0%
a,b,c
Remington Outdoor Co., Inc. ............................. United States 1,808,932 $ —
b
Oil, Gas & Consumable Fuels 0.1%
a,b
Samson Resources II LLC ............................... United States 432,778 1,460,626
b
Paper & Forest Products 1.4%
a,b,c,d
Appvion Operations, Inc. ................................ United States 1,219,956 18,106,975
b
Road & Rail 0.0%
a
Onsite Rental Group Operations Pty. Ltd. ................... Australia 11,563,612 —
Total Common Stocks (Cost $87,733,713) ......................................
19,567,601
Management Investment Companies 3.0%
Capital Markets 3.0%
e
Franklin Floating Rate Income Fund ....................... United States 5,149,595 37,437,554
Total Management Investment Companies (Cost $50,489,972) ....................
37,437,554
Principal
Amount
*
Corporate Bonds 3.2%
Airlines 0.5%
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 6,000,000 6,094,368
Construction Materials 0.3%
f
Cemex SAB de CV , Senior Secured Note , 144A, 5.2% , 9/17/30 ... Mexico 3,875,000 4,098,355
Containers & Packaging 0.2%
f
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 2,500,000 2,540,625
Food Products 0.0%
†
f
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 400,000 402,320
Hotels, Restaurants & Leisure 0.0%
†
f
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 500,000 495,802
Household Durables 0.1%
f
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 500,000 509,138
Media 0.3%
f
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 3,600,000 2,103,750
f
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 1,555,556 1,531,250
3,635,000
Oil, Gas & Consumable Fuels 0.2%
f
Cheniere Energy, Inc. , Senior Secured Note , 144A, 4.625% ,
10/15/28 .......................................... United States 2,400,000 2,481,000

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Road & Rail 1.5%
a,g
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 21,096,262 $ 18,585,180
Wireless Telecommunication Services 0.1%
f
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 1,430,000 1,433,575
Total Corporate Bonds (Cost $44,313,006) ......................................
40,275,363
h,i
Senior Floating Rate Interests 83.8%
Aerospace & Defense 1.1%
AI Convoy (Luxembourg) SARL, Facility USD Term Loan, B, 4.5%,
(2-month USD LIBOR + 3.5%; 6-month USD LIBOR + 3.5%),
1/18/27 ........................................... Luxembourg 3,649,660 3,593,784
g
Alloy FinCo Ltd., Facility Term Loan, B, 0.5%, PIK, (3-month USD
LIBOR + 0.5%), 3/06/25 ............................... Jersey 11,751,827 3,122,108
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.72%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 5,383,236 4,836,487
B2, 3.72%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 2,894,213 2,600,262
14,152,641
a a a a a a
Air Freight & Logistics 0.1%
XPO Logistics, Inc., 2018 Refinancing Term Loan, 2.148%, (1-month
USD LIBOR + 2%), 2/24/25 ............................ United States 1,420,000 1,395,327
Airlines 2.4%
Allegiant Travel Co., Replacement Term Loan, 3.254%, (3-month
USD LIBOR + 3%), 2/05/24 ............................ United States 14,595,405 13,816,959
American Airlines, Inc., 2017 Term Loan, B, 2.148%, (1-month USD
LIBOR + 2%), 12/15/23 ............................... United States 2,000,000 1,672,730
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan, 4.75%,
(6-month USD LIBOR + 3.75%), 10/20/27 ................. United States 4,371,107 4,362,911
Delta Air Lines, Inc., Term Loan, 4.964%, (3-month USD LIBOR +
4.75%), 12/30/38 .................................... United States 2,131,139 2,125,481
JetBlue Airways Corp., Term Loan, 6.25%, (3-month USD LIBOR +
5.25%), 6/17/24 ..................................... United States 1,302,467 1,298,911
Kestrel Bidco , Inc., Term Loan, 4%, (3-month USD LIBOR + 3%),
12/11/26 .......................................... Canada 8,114,598 7,185,883
30,462,875
a a a a a a
Auto Components 2.8%
Adient US LLC, Initial Term Loan, 4.422%, (1-month USD LIBOR +
4.25%; 3-month USD LIBOR + 4.25%), 5/06/24 ............. United States 11,369,509 11,233,075
j,k
Highline Aftermarket Acquisition LLC, First Lien, Term Loan, TBD,
10/20/27 .......................................... United States 2,146,526 2,100,912
Panther BF Aggregator 2 LP, First Lien, Initial Dollar Term Loan,
3.648%, (1-month USD LIBOR + 3.5%), 4/30/26 ............. Canada 12,927,945 12,591,819
TI Group Automotive Systems LLC, Initial US Term Loan (2020),
4.5%, (3-month USD LIBOR + 3.75%), 12/16/24 ............. United States 5,421,518 5,401,188
TRICO Group LLC, First Lien, Term Loan, B3, 8.5%, (3-month USD
LIBOR + 7.5%), 2/02/24 ............................... United States 4,305,171 4,283,646
35,610,640
a a a a a a
Automobiles 0.8%
Thor Industries, Inc., Initial USD Term Loan, 3.938%, (1-month USD
LIBOR + 3.75%), 2/01/26 .............................. United States 10,451,927 10,399,668

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
a a
Country
Principal
Amount
*
a
Value
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Banks 0.7%
Finastra Ltd., First Lien, Dollar Term Loan, 4.5%, (3-month USD
LIBOR + 3.5%), 6/13/24 ............................... United Kingdom 9,775,869 $ 9,249,048
Biotechnology 1.4%
Grifols Worldwide Operations Ltd., Dollar Term Loan, B, 2.094%, (1-
week USD LIBOR + 2%), 11/15/27 ....................... Ireland 4,798,851 4,688,789
Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing
Term Loan, 2.188%, (1-month USD LIBOR + 2%), 5/22/26 ..... United States 12,791,094 12,556,570
17,245,359
a a a a a a
Capital Markets 1.2%
k
Deerfield Dakota Holding LLC, First Lien, Initial Dollar Term Loan,
4.75%, (1-month USD LIBOR + 3.75%), 4/09/27 ............. United States 5,967,143 5,882,618
Russell Investments US Institutional Holdco, Inc., Initial Term Loan,
3.75%, (3-month USD LIBOR + 2.75%), 6/01/23 ............. United States 5,412,434 5,379,743
Vertical Midco GmbH, USD Term Loan, 4.57%, (6-month USD
LIBOR + 4.25%), 6/30/27 .............................. Germany 4,121,729 4,067,653
15,330,014
a a a a a a
Chemicals 1.5%
Axalta Coating Systems Dutch Holding B BV (Axalta Coating
Systems U.S. Holdings, Inc.), Dollar Term Loan, B3, 1.97%,
(3-month USD LIBOR + 1.75%), 6/01/24 .................. Netherlands 5,315,044 5,171,086
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan, 3.648%,
(1-month USD LIBOR + 3.5%), 3/16/25 ................... United States 5,482,479 5,390,840
Illuminate Buyer LLC, Term Loan, 4.148%, (1-month USD LIBOR +
4%), 6/30/27 ....................................... United States 1,422,401 1,401,840
Nouryon Finance BV, Initial Dollar Term Loan, Nouryon Finance BV
Note, 3.145%, (1-month USD LIBOR + 3%), 10/01/25 ........ Netherlands 1,989,634 1,932,929
Univar Solutions USA, Inc., Term Loan ,
B3, 2.398%, (1-month USD LIBOR + 2.25%), 7/01/24 ......... United States 4,406,001 4,324,776
B5, 2.148%, (1-month USD LIBOR + 2%), 7/01/26 ........... United States 1,139,256 1,112,079
19,333,550
a a a a a a
Commercial Services & Supplies 1.4%
Allied Universal Holdco LLC, Initial Term Loan, 4.398%, (1-month
USD LIBOR + 4.25%), 7/10/26 .......................... United States 1,994,975 1,958,277
Harsco Corp., Term Loan, B2, 3.25%, (1-month USD LIBOR +
2.25%), 12/06/24 .................................... United States 1,254,574 1,250,911
Legalzoom.com, Inc., First Lien, 2018 Term Loan, 4.648%, (1-month
USD LIBOR + 4.5%), 11/21/24 .......................... United States 8,292,738 8,178,713
Prime Security Services Borrower LLC, First Lien, 2019 Refinancing
Term Loan, B1, 4.25%, (1-month USD LIBOR + 3.25%; 3-month
USD LIBOR + 3.25%), 9/23/26 .......................... United States 2,493,703 2,465,836
Staples, Inc., 2019 Refinancing New Term Loan, B1, 5.251%,
(3-month USD LIBOR + 5%), 4/16/26 ..................... United States 3,974,202 3,664,214
17,517,951
a a a a a a
Communications Equipment 1.1%
CommScope , Inc., Initial Term Loan, 3.398%, (1-month USD LIBOR
+ 3.25%), 4/06/26 ................................... United States 13,879,234 13,440,511
Construction Materials 0.2%
k
White Cap Buyer LLC, Initial Closing Date Term Loan, 4.5%,
(6-month USD LIBOR), 10/19/27 ........................ United States 3,000,000 2,961,960

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
a a
Country
Principal
Amount
*
a
Value
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Containers & Packaging 2.4%
Berry Global, Inc., Term Loan, Y, 2.147%, (1-month USD LIBOR +
2%), 7/01/26 ....................................... United States 19,644,058 $ 19,047,566
BWay Holding Co., Initial Term Loan, 3.48%, (3-month USD LIBOR +
3.25%), 4/03/24 ..................................... United States 10,518,957 9,861,523
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, B-1,
2.898%, (1-month USD LIBOR + 2.75%), 2/05/23 ............ United States 844,562 830,251
29,739,340
a a a a a a
Distributors 1.2%
Resideo Funding, Inc., Term Loan, A, 2.48%, (3-month USD LIBOR
+ 2.25%), 10/25/23 .................................. United States 15,877,500 14,964,544
Diversified Consumer Services 0.1%
Sedgwick Claims Management Services, Inc. (Lightning Cayman
Merger Sub Ltd.), Initial Term Loan, 3.398%, (1-month USD LIBOR
+ 3.25%), 12/31/25 .................................. United States 1,695,685 1,631,860
Diversified Financial Services 1.1%
First Eagle Holdings, Inc., 2020 Refinancing Term Loan, 2.72%,
(3-month USD LIBOR + 2.5%), 2/01/27 ................... United States 3,814,119 3,714,265
Jefferies Finance LLC, 2020 Term Loan, 4.5%, (1-month USD LIBOR
+ 3.75%), 9/30/27 ................................... United States 3,000,000 2,973,750
k
Verscend Holding Corp., Term Loan, B, 4.648%, (1-month USD
LIBOR + 4.5%), 8/27/25 ............................... United States 7,873,820 7,747,130
14,435,145
a a a a a a
Diversified Telecommunication Services 2.1%
Charter Communications Operating LLC, Term Loan, B2, 1.9%,
(1-month USD LIBOR + 1.75%), 2/01/27 .................. United States 1,694,981 1,654,598
Global Tel Link, First Lien, Term Loan, 4.398%, (1-month USD
LIBOR + 4.25%), 11/29/25 ............................. United States 11,453,642 9,993,303
Global Tel Link, Second Lien, Term Loan, 8.398%, (1-month USD
LIBOR + 8.25%), 11/29/26 ............................. United States 7,895,149 5,487,129
West Corp., Initial Term Loan, LOAN Note, B, 5%, (1-month USD
LIBOR + 4%; 3-month USD LIBOR + 4%), 10/10/24 .......... United States 4,052,250 3,784,437
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 3.148%,
(1-month USD LIBOR + 3%), 3/09/27 ..................... United States 5,870,401 5,668,840
26,588,307
a a a a a a
Electric Utilities 0.2%
EFS Cogen Holdings I LLC, Term Loan, 4.5%, (3-month USD LIBOR
+ 3.5%), 10/01/27 ................................... United States 2,000,000 1,987,810
Entertainment 2.1%
Banijay Entertainment SAS, Facility USD Term Loan, B, 3.89%,
(1-month USD LIBOR + 3.75%), 3/01/25 .................. France 4,259,000 4,141,877
Diamond Sports Group LLC, Term Loan, 3.4%, (1-month USD
LIBOR + 3.25%), 8/24/26 .............................. United States 12,955,715 8,124,335
Lions Gate Capital Holdings LLC, Term Loan, A, 1.898%, (1-month
USD LIBOR + 1.75%), 3/22/23 .......................... United States 15,114,143 14,585,148
26,851,360
a a a a a a
Food & Staples Retailing 0.2%
Shearer's Foods LLC, First Lien, Term Loan, 4.75%, (3-month USD
LIBOR + 4%), 9/23/27 ................................ United States 841,438 833,549

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
a a
Country
Principal
Amount
*
a
Value
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Food & Staples Retailing (continued)
Whatabrands LLC, 2020 Refinancing Term Loan, 2.897%, (1-month
USD LIBOR + 2.75%), 7/31/26 .......................... United States 1,274,563 $ 1,246,153
2,079,702
a a a a a a
Food Products 3.2%
CSM Bakery Solutions Ltd., First Lien, Term Loan, 7.25%, (3-month
USD LIBOR + 6.25%), 1/04/22 .......................... United States 21,832,931 21,594,188
CSM Bakery Solutions Ltd., Second Lien, Term Loan, 11%, (3-month
USD LIBOR + 10%), 2/04/22 ........................... United States 7,826,457 7,492,963
JBS USA Lux SA, New Term Loan, 2.148%, (1-month USD LIBOR +
2%), 5/01/26 ....................................... Luxembourg 11,662,701 11,410,612
40,497,763
a a a a a a
Health Care Providers & Services 6.1%
BrightSpring Health Services, Term Loan, (1-month USD LIBOR),
3/05/26 ........................................... United States 3,000,000 2,951,865
j,k
CNT Holdings I Corp., First Lien, Term Loan Facility, TBD, 10/16/27 United States 858,610 850,200
DaVita, Inc., Term Loan, B1, 1.898%, (1-month USD LIBOR +
1.75%), 8/12/26 ..................................... United States 1,926,640 1,888,107
k
eResearchTechnology , Inc., First Lien, Initial Term Loan, 5.5%,
(1-month USD LIBOR + 4.5%), 2/04/27 ................... United States 5,697,812 5,672,884
Gentiva Health Services, Inc., First Lien, Term Loan, B, 3.438%,
(1-month USD LIBOR + 3.25%), 7/02/25 .................. United States 6,467,500 6,346,234
Global Medical Response, Inc., 2018 New Term Loan, 5.25%,
(3-month USD LIBOR + 4.25%), 3/14/25 .................. United States 2,879,790 2,790,690
GNC Holdings, Inc., Second Lien, Term Loan, 6.234%, (3-month
USD LIBOR), 10/30/26 ................................ United States 19,629,728 15,213,039
National Mentor Holdings, Inc., First Lien, Initial Term Loan ,
4.4%, (1-month USD LIBOR + 4.25%), 3/09/26 .............. United States 11,091,316 10,931,878
C, 4.4%, (1-month USD LIBOR + 4.25%), 3/09/26 ........... United States 506,281 499,004
k
Navicure , Inc., First Lien, Initial Term Loan, 4.148%, (1-month USD
LIBOR + 4%), 10/22/26 ............................... United States 12,298,665 12,027,049
k
Pathway Vet Alliance LLC, First Lien, Initial Term Loan, 4.148%,
(1-month USD LIBOR + 4%), 3/31/27 ..................... United States 8,334,548 8,167,857
k
Phoenix Guarantor, Inc., First Lien, Term Loan, B1, 3.397%,
(1-month USD LIBOR + 3.25%), 3/05/26 .................. United States 6,920,761 6,714,592
Radiology Partners, Inc., First Lien, Term Loan, B, 4.811%, (1-month
USD LIBOR + 4.25%; 3-month USD LIBOR + 4.25%), 7/09/25 .. United States 3,000,000 2,839,500
U.S. Anesthesia Partners, Inc., First Lien, Initial Term Loan, 4%,
(3-month USD LIBOR + 3%), 6/23/24 ..................... United States 793,846 746,926
77,639,825
a a a a a a
Health Care Technology 0.3%
Inovalon Holdings, Inc., Refinancing Date Term Loan, 3.188%,
(1-month USD LIBOR + 3%), 4/02/25 ..................... United States 1,346,580 1,313,475
IQVIA, Inc., Dollar Term Loan, B1, 1.898%, (1-month USD LIBOR +
1.75%), 3/07/24 ..................................... United States 2,380,833 2,355,537
3,669,012
a a a a a a
Hotels, Restaurants & Leisure 3.6%
1011778 BC ULC / New Red Finance, Inc., Term Loan, B4, 1.898%,
(1-month USD LIBOR + 1.75%), 11/19/26 .................. Canada 2,984,962 2,871,474
24 Hour Fitness Worldwide, Inc., Debtor-in-possession New Money
Term Loan, 11%, (3-month USD LIBOR + 10%), 6/17/21 ....... United States 7,606,731 5,958,581
24 Hour Fitness Worldwide, Inc., Debtor-in-possession Roll-Up Term
Loan, 11%, (3-month USD LIBOR + 10%), 6/17/21 ........... United States 6,973,121 5,462,255

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
a a
Country
Principal
Amount
*
a
Value
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Hotels, Restaurants & Leisure (continued)
l
24 Hour Fitness Worldwide, Inc., Term Loan, (1-month USD LIBOR +
3.5%), 5/30/25 ...................................... United States 18,558,783 $ 427,223
Boyd Gaming Corp., Refinancing Term Loan, B, 2.344%, (1-week
USD LIBOR + 2.25%), 9/15/23 .......................... United States 9,607,862 9,365,167
Boyd Gaming Corp., Term Loan, A, 3.25%, (1-week USD LIBOR +
2.75%), 9/15/23 ..................................... United States 3,958,627 3,916,587
Caesars Resort Collection LLC, Term Loan ,
B, 2.898%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 8,951,000 8,417,700
B1, 4.649%, (1-month USD LIBOR + 4.5%), 7/21/25 .......... United States 1,727,201 1,677,008
Station Casinos LLC, Facility Term Loan, B1, 2.5%, (1-month USD
LIBOR + 2.25%), 2/08/27 .............................. United States 7,735,949 7,437,458
45,533,453
a a a a a a
Household Durables 0.7%
Playtika Holding Corp., Term Loan, B, 7%, (3-month USD LIBOR +
6%), 12/10/24 ...................................... United States 9,005,150 9,028,698
Household Products 3.8%
a
FGI Operating Co. LLC, Last Out Initial Term Loan, 13%, (3-month
USD LIBOR + 10%; 3-month USD LIBOR + 11%), 5/17/21 ..... United States 13,405,115 13,405,115
a,g,l
FGI Operating Co. LLC, Term Loan, PIK, (3-month USD LIBOR +
11%), 5/16/22 ...................................... United States 49,349,194 32,112,326
Knowlton Development Corp., Inc., 2020 Initial Term Loan, 3.898%,
(1-month USD LIBOR + 3.75%), 12/22/25 ................. Canada 2,980,559 2,920,948
48,438,389
a a a a a a
Insurance 2.5%
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan, 2.898%,
(1-month USD LIBOR + 2.75%), 5/09/25 .................. United States 8,300,133 8,011,496
j,k
Alliant Holdings Intermediate LLC, Term Loan, B3, TBD, 10/08/27 . United States 412,470 409,248
k
AssuredPartners , Inc., 2020 February Refinancing Term Loan,
3.648%, (1-month USD LIBOR + 3.5%), 2/12/27 ............. United States 7,258,956 7,019,810
AssuredPartners , Inc., 2020 June Incremental Term Loan, 5.5%,
(1-month USD LIBOR + 4.5%), 2/12/27 ................... United States 495,938 494,822
Asurion LLC, Amendment No. 14 Replacement Term Loan, B4,
3.148%, (1-month USD LIBOR + 3%), 8/04/22 .............. United States 6,486,499 6,394,974
Asurion LLC, Replacement Term Loan, B6, 3.148%, (1-month USD
LIBOR + 3%), 11/03/23 ............................... United States 9,136,745 8,982,608
Asurion LLC, Second Lien, Replacement Term Loan, B2, 6.648%,
(1-month USD LIBOR + 6.5%), 8/04/25 ................... United States 158,760 159,197
31,472,155
a a a a a a
Internet & Direct Marketing Retail 0.2%
k
MH Sub I LLC (Micro Holding Corp.), First Lien, Amendment No. 2
Initial Term Loan, Internet Brands Inc Note, 3.648%, (1-month USD
LIBOR + 3.5%), 9/13/24 ............................... United States 2,493,573 2,419,938
IT Services 4.9%
Aventiv Technologies LLC, First Lien, Initial Term Loan, 5.5%,
(3-month USD LIBOR + 4.5%), 11/01/24 .................. United States 8,840,909 7,445,460
j,k
Barracuda Networks, Inc., Term Loan, TBD, 2/12/25 ........... United States 2,958,903 2,914,520
Conduent , Inc., Term Loan, B, 2.648%, (1-month USD LIBOR +
2.5%), 12/07/23 ..................................... United States 1,755,586 1,678,050
Go Daddy Operating Co. LLC, Term Loan, B2, 1.897%, (1-month
USD LIBOR + 1.75%), 2/15/24 .......................... United States 3,636,747 3,558,339
Informatica LLC, Dollar 2020 Term Loan, 3.398%, (1-month USD
LIBOR + 3.25%), 2/25/27 .............................. United States 5,343,150 5,178,848

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a a
Country
Principal
Amount
*
a
Value
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
IT Services (continued)
k
Milano Acquisition Corp., Term Loan, B, 4.75%, (3-month USD
LIBOR + 4%), 10/01/27 ............................... United States 5,269,452 $ 5,194,810
Neustar , Inc., First Lien, Term Loan, B5, 5.5%, (1-month USD LIBOR
+ 4.5%), 8/08/24 .................................... United States 6,035,470 5,763,874
Pitney Bowes, Inc., Incremental Term Loan, B, 5.65%, (1-month USD
LIBOR + 5.5%), 1/07/25 ............................... United States 6,826,090 6,748,443
TIBCO Software, Inc., Term Loan, B3, 3.9%, (1-month USD LIBOR +
3.75%), 6/30/26 ..................................... United States 19,695,785 19,154,151
WEX, Inc., Term Loan, B3, 2.398%, (1-month USD LIBOR + 2.25%),
5/15/26 ........................................... United States 4,069,756 3,937,489
61,573,984
a a a a a a
Leisure Products 0.5%
NASCAR Holdings LLC, Initial Term Loan, 2.902%, (1-month USD
LIBOR + 2.75%), 10/19/26 ............................. United States 6,798,484 6,631,581
Life Sciences Tools & Services 0.2%
Syneos Health, Inc., Replacement Term Loan, B, 1.898%, (1-month
USD LIBOR + 1.75%), 8/01/24 .......................... United States 2,536,893 2,493,690
Machinery 3.1%
Altra Industrial Motion Corp., Term Loan, 2.148%, (1-month USD
LIBOR + 2%), 10/01/25 ............................... United States 7,750,659 7,618,665
Navistar, Inc., Term Loan, B, 3.65%, (1-month USD LIBOR + 3.5%),
11/06/24 .......................................... United States 32,118,794 31,885,933
39,504,598
a a a a a a
Media 7.7%
Clear Channel Outdoor Holdings, Inc., Term Loan, B, 3.714%,
(2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5%),
8/21/26 ........................................... United States 5,735,516 5,244,413
CSC Holdings LLC, March 2017 Refinancing Term Loan, 2.398%,
(1-month USD LIBOR + 2.25%), 7/17/25 .................. United States 27,039,837 26,177,942
Gray Television, Inc., Term Loan, B2, 2.399%, (1-month USD LIBOR
+ 2.25%), 2/07/24 ................................... United States 21,687,491 21,201,474
Nexstar Broadcasting, Inc., Term Loan ,
B3, 2.402%, (1-month USD LIBOR + 2.25%), 1/17/24 ......... United States 7,971,063 7,781,750
B4, 2.899%, (1-month USD LIBOR + 2.75%), 9/18/26 ......... United States 1,599,473 1,562,686
Nielsen Finance LLC (VNU, Inc.), Term Loan, B4, 2.147%, (1-month
USD LIBOR + 2%), 10/04/23 ........................... United States 3,241,221 3,174,582
Nielsen Finance LLC, Dollar Term Loan, B5, 4.75%, (1-month USD
LIBOR + 3.75%), 6/04/25 .............................. United States 1,512,595 1,511,839
Radiate HoldCo LLC, Term Loan, B, 4.25%, (1-month USD LIBOR +
3.5%), 9/25/26 ...................................... United States 1,639,165 1,614,463
Sinclair Television Group, Inc., Term Loan, B, 2.4%, (1-month USD
LIBOR + 2.25%), 1/03/24 .............................. United States 22,885,466 22,247,991
j,k
Virgin Media Bristol LLC, Term Loan, Q, TBD, 1/31/29 .......... United States 3,155,393 3,100,174
WideOpenWest Finance LLC, Eighth Amendment Term Loan, B,
4.25%, (1-month USD LIBOR + 3.25%), 8/18/23 ............. United States 3,890,917 3,824,460
97,441,774
a a a a a a
Multiline Retail 3.2%
g
99 Cents Only Stores LLC, First Lien, Term Loan, B2, 7.572%, PIK,
(3-month USD LIBOR + 6.5%), 1/13/22 ................... United States 39,962,510 35,709,833
Harbor Freight Tools USA, Inc., Initial Term Loan (2020), 4%,
(1-month USD LIBOR + 3.25%), 10/19/27 ................. United States 1,217,220 1,201,932

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
a a
Country
Principal
Amount
*
a
Value
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Multiline Retail (continued)
Michaels Stores, Inc., 2020 Refinancing Term Loan, B, 4.25%,
(1-month USD LIBOR + 3.5%), 10/01/27 .................. United States 3,123,256 $ 3,070,161
39,981,926
a a a a a a
Oil, Gas & Consumable Fuels 2.5%
Centurion Pipeline Co. LLC, Initial Term Loan, 3.398%, (1-month
USD LIBOR + 3.25%), 9/29/25 .......................... United States 3,403,557 3,354,205
k,m
Fieldwood Energy LLC, Debtor-in-possession Facility Term Loan,
3.675%, (1-month USD LIBOR; 1-month USD LIBOR + 8.75%),
8/04/21 ........................................... United States 724,518 728,140
l
Fieldwood Energy LLC, First Lien, Closing Date Term Loan, (3-month
USD LIBOR + 5.25%), 4/11/22 .......................... United States 74,275,433 16,340,595
UTEX Industries, Inc., Debtor-in-possession Term Loan, 10%,
(1-month USD LIBOR + 9%), 2/08/21 ..................... United States 1,961,017 1,970,822
l
UTEX Industries, Inc., First Lien, Initial Term Loan, (3-month USD
LIBOR + 5%), 5/21/21 ................................ United States 30,608,607 9,427,451
l
UTEX Industries, Inc., Second Lien, Initial Term Loan, (3-month USD
LIBOR + 7.25%), 5/20/22 .............................. United States 253,504 6,338
31,827,551
a a a a a a
Paper & Forest Products 2.3%
c
Appvion Operations, Inc., Term Loan, 7%, (3-month USD LIBOR +
6%), 6/12/26 ....................................... United States 29,108,946 28,599,539
Personal Products 0.8%
Coty, Inc., USD Term Loan, B, 2.39%, (1-month USD LIBOR +
2.25%), 4/07/25 ..................................... United States 1,989,822 1,751,511
Sunshine Luxembourg VII SARL, Facility Term Loan, B1, 5.25%,
(3-month USD LIBOR + 4.25%), 10/01/26 ................. Luxembourg 7,781,200 7,720,429
9,471,940
a a a a a a
Pharmaceuticals 0.9%
Bausch Health Cos., Inc., Initial Term Loan, 3.149%, (1-month USD
LIBOR + 3%), 6/02/25 ................................ United States 11,917,128 11,660,195
Professional Services 0.2%
k
Dun & Bradstreet Corp. (The), Initial Term Loan Borrowing, 3.906%,
(1-month USD LIBOR + 3.75%), 2/06/26 .................. United States 2,600,000 2,565,329
Real Estate Management & Development 0.2%
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
2.898%, (1-month USD LIBOR + 2.75%), 8/21/25 ............ United States 1,990,000 1,910,400
Road & Rail 4.1%
Avis Budget Car Rental LLC, New Term Loan, B, 2.4%, (1-month
USD LIBOR + 2.25%), 8/06/27 .......................... United States 10,690,675 9,681,743
Genesee & Wyoming, Inc., Initial Term Loan, 2.22%, (3-month USD
LIBOR + 2%), 12/30/26 ............................... United States 1,862,388 1,825,969
Kenan Advantage Group Holdings Corp. (The), Initial Canadian Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 1,079,860 1,045,380
Kenan Advantage Group Holdings Corp. (The), Initial U.S. Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 4,541,033 4,396,038
a
Onsite Rental Group Operations Pty. Ltd., Term Loan, B, 5.5%,
(1-month USD LIBOR + 4.5%), 10/26/22 .................. Australia 15,430,072 14,180,644
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan, B, 5%,
(3-month USD LIBOR + 4%), 5/21/26 ..................... Australia 20,630,311 20,372,432
51,502,206
a a a a a a

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
a a
Country
Principal
Amount
*
a
Value
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Software 7.7%
k
athenahealth , Inc., First Lien, Term Loan, B, 4.75%, (3-month USD
LIBOR + 4.5%), 2/11/26 ............................... United States 10,221,116 $ 10,029,470
k
Blackboard, Inc., First Lien, Term Loan, B5, 7%, (3-month USD
LIBOR + 6%), 6/30/24 ................................ United States 10,058,514 9,753,640
Ceridian HCM Holding, Inc., Initial Term Loan, 2.594%, (1-week USD
LIBOR + 2.5%), 4/30/25 ............................... United States 3,875,417 3,758,554
DCert Buyer, Inc., First Lien, Initial Term Loan, 4.148%, (1-month
USD LIBOR + 4%), 10/16/26 ........................... United States 7,822,858 7,688,383
Epicor Software Corp., Term Loan, B, 5.25%, (1-month USD LIBOR
+ 4.25%), 7/30/27 ................................... United States 2,022,148 2,017,345
j,k
Greeneden U.S. Holdings I LLC, Term Loan, B, TBD, 10/08/27 ... United States 3,906,677 3,851,749
Hyland Software, Inc., First Lien, 2018 Refinancing Term Loan,
4.25%, (1-month USD LIBOR + 3.5%), 7/01/24 .............. United States 9,309,159 9,197,821
Idera , Inc., First Lien, Initial Term Loan, 5%, (3-month USD LIBOR +
4%), 6/28/24 ....................................... United States 4,101,538 4,042,599
Ivanti Software, Inc., First Lien, Term Loan, 5.25%, (1-month USD
LIBOR + 4.25%), 1/20/24 .............................. United States 1,990,267 1,984,356
LogMeIn, Inc., First Lien, Initial Term Loan, 4.89%, (1-month USD
LIBOR + 4.75%), 8/31/27 .............................. United States 3,987,009 3,872,403
k
Mitchell International, Inc., First Lien, Amendment No. 2 New Term
Loan Facility, 4.75%, (1-month USD LIBOR + 4.25%), 11/29/24 . United States 4,700,000 4,568,400
Perforce Software, Inc., First Lien, New Term Loan, 3.898%,
(1-month USD LIBOR + 3.75%), 7/01/26 .................. United States 5,656,754 5,526,450
Project Alpha Intermediate Holding, Inc., Term Loan, 4.5%, (3-month
USD LIBOR + 3.5%), 4/26/24 ........................... United States 4,893,170 4,818,549
k
Quest Software US Holdings, Inc., First Lien, Initial Term Loan,
4.464%, (3-month USD LIBOR + 4.25%), 5/16/25 ............ United States 4,135,938 3,997,652
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 2.916%,
(2-month USD LIBOR + 2.75%), 3/03/23 .................. United States 2,984,375 2,912,437
k
Sophia LP, Term Loan, B, 4.5%, (3-month USD LIBOR + 3.75%),
10/07/27 .......................................... United States 3,885,859 3,829,592
Surf Holdings SARL, First Lien, Dollar Term Loan, 3.75%, (3-month
USD LIBOR + 3.5%), 3/05/27 ........................... Luxembourg 7,768,909 7,541,668
Ultimate Software Group, Inc. (The), First Lien, 2020 Incremental
Term Loan, 4.75%, (3-month USD LIBOR + 4%), 5/04/26 ...... United States 954,506 950,631
Ultimate Software Group, Inc. (The), First Lien, Initial Term Loan,
3.898%, (1-month USD LIBOR + 3.75%), 5/04/26 ............ United States 4,328,141 4,262,613
k
Veritas US, Inc., Term Loan, B, 6.5%, (3-month USD LIBOR + 5.5%),
9/01/25 ........................................... United States 2,209,087 2,167,324
96,771,636
a a a a a a
Specialty Retail 0.3%
k
Petco Animal Supplies, Inc., Term Loan, 4.25%, (3-month USD
LIBOR + 3.25%), 1/26/23 .............................. United States 989,139 923,361
Wand NewCo 3, Inc., First Lien, Term Loan, B1, 3.148%, (1-month
USD LIBOR + 3%), 2/05/26 ............................ United States 3,456,381 3,336,497
4,259,858
a a a a a a
Technology Hardware, Storage & Peripherals 0.5%
Amentum Government Services Holdings LLC, First Lien, Initial Term
Loan, 3.648%, (1-month USD LIBOR + 3.5%), 1/29/27 ........ United States 2,693,250 2,595,054
j,k
Amentum Government Services Holdings LLC, Incremental Term
Loan, TBD, 1/29/27 .................................. United States 3,100,650 3,042,513
5,637,567
a a a a a a

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
See Abbreviations on page 169 .
a a
Country
Principal
Amount
*
a
Value
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Textiles, Apparel & Luxury Goods 0.2%
Champ Acquisition Corp., First Lien, Initial Term Loan, 5.72%,
(3-month USD LIBOR + 5.5%), 12/19/25 .................. United States 3,021,120 $ 2,850,713
Total Senior Floating Rate Interests (Cost $1,206,014,241) ........................
1,058,761,332
Asset-Backed Securities 2.2%
Diversified Financial Services 2.2%
f,n
Alinea CLO Ltd. , 2018-1A , C , 144A, FRN , 2.118% , ( 3-month USD
LIBOR + 1.9% ), 7/20/31 ............................... United States 7,000,000 6,795,563
f,n
Dryden 40 Senior Loan Fund , 2015-40A , CR , 144A, FRN , 2.38% ,
( 3-month USD LIBOR + 2.1% ), 8/15/31 ................... United States 2,000,000 1,955,767
f,n
Galaxy XXV CLO Ltd. , 2018-25A , C , 144A, FRN , 2.215% , ( 3-month
USD LIBOR + 2% ), 10/25/31 ........................... United States 500,000 485,729
f,n
Madison Park Funding XI Ltd. , 2013-11A , CR , 144A, FRN , 2.409% ,
( 3-month USD LIBOR + 2.2% ), 7/23/29 ................... United States 2,040,000 2,006,072
f,n
Voya CLO Ltd. ,
2018-4A, B, 144A, FRN, 2.087%, (3-month USD LIBOR + 1.85%),
1/15/32 ........................................... United States 14,285,714 14,114,698
2018-4A, C1, 144A, FRN, 2.787%, (3-month USD LIBOR +
2.55%), 1/15/32 ..................................... United States 3,000,000 2,971,444
28,329,273
a a a a a a
Total Asset-Backed Securities (Cost $28,827,514) ...............................
28,329,273
Shares/Units
Escrows and Litigation Trusts 0.0%
a
Millennium Corporate Claim Trust, Escrow Account ............ United States 13,585,837 —
a
Millennium Lender Claim Trust, Escrow Account .............. United States 13,585,837 —
a,c,d
Remington Outdoor Co., Inc., Litigation Units ................. United States 170,300 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $1,417,378,446) .............................
1,184,371,123
a
Short Term Investments 5.5%
a a
Country Shares
a
Value
a
Money Market Funds 5.5%
e,o
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 69,832,875 69,832,875
Total Money Market Funds (Cost $69,832,875) ..................................
69,832,875
Total Short Term Investments (Cost $69,832,875 ) ................................
69,832,875
a
Total Investments (Cost $1,487,211,321) 99.2% ..................................
$1,254,203,998
Other Assets, less Liabilities 0.8% .............................................
9,576,108
Net Assets 100.0% ...........................................................
$1,263,780,106

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
b
Non-income producing.
c
See Note 12 regarding holdings of 5% voting securities.
d
See Note 9 regarding restricted securities.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2020, the aggregate value of these securities was $50,019,456, representing 4.0% of net assets.
g
Income may be received in additional securities and/or cash.
h
See Note 1(j) regarding senior floating rate interests.
i
The coupon rate shown represents the rate at period end.
j
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
k
A portion or all of the security purchased on a delayed delivery basis. See Note 1(j).
l
See Note 7 regarding defaulted securities.
m
See Note 10 regarding unfunded loan commitments.
n
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
o
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.65 $9.60 $9.84 $9.89 $9.91
Income from investment operations
a
:
Net investment income .......................... 0.244
b
0.290 0.237 0.170 0.151
Net realized and unrealized gains (losses) ........... (0.079) 0.068 (0.185) (0.023) 0.031
Total from investment operations .................... 0.165 0.358 0.052 0.147 0.182
Less distributions from:
Net investment income and net foreign currency gains .. (0.275) (0.308) (0.292) (0.197) (0.202)
Net asset value, end of year ....................... $9.54 $9.65 $9.60 $9.84 $9.89
Total return
c
................................... 1.77% 3.78% 0.54% 1.50% 1.88%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.94% 0.94% 0.96% 0.96% 0.95%
Expenses net of waiver and payments by affiliates ....... 0.67%
d
0.68%
d
0.72%
d
0.80%
d
0.80%
d
Net investment income ........................... 2.58% 2.99% 2.43% 1.73% 1.57%
Supplemental data
Net assets, end of year (000’s) ..................... $1,778,666 $1,631,123 $1,499,579 $1,519,902 $1,524,437
Portfolio turnover rate ............................ 93.23% 51.93%
e
56.12% 50.40% 44.76%
Portfolio turnover rate excluding mortgage dollar rolls .... 67.97%
f
51.93%
e,f
44.01%
f
45.29%
f
44.76%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note
1
(
i
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.61 $9.56 $9.80 $9.86 $9.90
Income from investment operations
a
:
Net investment income .......................... 0.205
b
0.251 0.168 0.121 0.113
Net realized and unrealized gains (losses) ........... (0.074) 0.068 (0.155) (0.015) 0.024
Total from investment operations .................... 0.131 0.319 0.013 0.106 0.137
Less distributions from:
Net investment income and net foreign currency gains .. (0.242) (0.269) (0.253) (0.166) (0.177)
Net asset value, end of year ....................... $9.50 $9.61 $9.56 $9.80 $9.86
Total return
c
................................... 1.42% 3.38% 0.14% 1.08% 1.41%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.34% 1.34% 1.36% 1.36% 1.35%
Expenses net of waiver and payments by affiliates ....... 1.07%
d
1.08%
d
1.12%
d
1.20%
d
1.20%
d
Net investment income ........................... 2.18% 2.59% 2.03% 1.33% 1.17%
Supplemental data
Net assets, end of year (000’s) ..................... $117,893 $135,372 $130,206 $174,754 $218,066
Portfolio turnover rate ............................ 93.23% 51.93%
e
56.12% 50.40% 44.76%
Portfolio turnover rate excluding mortgage dollar rolls .... 67.97%
f
51.93%
e,f
44.01%
f
45.29%
f
44.76%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note
1
(
i
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
a
Year Ended
October 31,
2020
Year Ended
October 31,
2019
a
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $9.65 $9.65
Income from investment operations
b
:
Net investment income ............................................................... 0.219
c
0.012
Net realized and unrealized gains (losses) ................................................ (0.073) 0.001
Total from investment operations ......................................................... 0.146 0.013
Less distributions from:
Net investment income and net foreign currency gains ....................................... (0.256) (0.013)
Net asset value, end of year ............................................................ $9.54 $9.65
Total return
d
........................................................................ 1.57% 0.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ........................................... 1.17% 1.19%
Expenses net of waiver and payments by affiliates ............................................ 0.90%
e
0.93%
e
Net investment income ................................................................ 2.33% 2.73%
Supplemental data
Net assets, end of year (000’s) .......................................................... $95 $18
Portfolio turnover rate ................................................................. 93.23% 51.93%
f
Portfolio turnover rate excluding mortgage dollar rolls ......................................... 67.97%
g
51.93%
f,g
a
For the period October 15, 2019 (effective date) to October 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note
1
(
i
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.71 $9.66 $9.90 $9.94 $9.95
Income from investment operations
a
:
Net investment income .......................... 0.277
b
0.326 0.271 0.214 0.195
Net realized and unrealized gains (losses) ........... (0.071) 0.071 (0.178) (0.025) 0.021
Total from investment operations .................... 0.206 0.397 0.093 0.189 0.216
Less distributions from:
Net investment income and net foreign currency gains .. (0.306) (0.347) (0.333) (0.229) (0.226)
Net asset value, end of year ....................... $9.61 $9.71 $9.66 $9.90 $9.94
Total return .................................... 2.20% 4.17% 0.96% 1.92% 2.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.56% 0.55% 0.53% 0.53%
Expenses net of waiver and payments by affiliates ....... 0.30%
c
0.30%
c
0.31%
c
0.39%
c
0.42%
c
Net investment income ........................... 2.92% 3.37% 2.84% 2.14% 1.95%
Supplemental data
Net assets, end of year (000’s) ..................... $553,603 $1,003,208 $1,017,856 $591,622 $553,233
Portfolio turnover rate ............................ 93.23% 51.93%
d
56.12% 50.40% 44.76%
Portfolio turnover rate excluding mortgage dollar rolls .... 67.97%
e
51.93%
d,e
44.01%
e
45.29%
e
44.76%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.
e
See Note
1
(
i
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
a
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.70 $9.65 $9.89 $9.94 $9.95
Income from investment operations
a
:
Net investment income .......................... 0.269
b
0.315 0.264 0.209 0.184
Net realized and unrealized gains (losses) ........... (0.073) 0.069 (0.187) (0.042) 0.025
Total from investment operations .................... 0.196 0.384 0.077 0.167 0.209
Less distributions from:
Net investment income and net foreign currency gains .. (0.297) (0.334) (0.317) (0.217) (0.219)
Net asset value, end of year ....................... $9.60 $9.70 $9.65 $9.89 $9.94
Total return .................................... 2.10% 4.04% 0.80% 1.70% 2.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.69% 0.69% 0.71% 0.71% 0.70%
Expenses net of waiver and payments by affiliates ....... 0.42%
c
0.43%
c
0.47%
c
0.55%
c
0.55%
c
Net investment income ........................... 2.83% 3.24% 2.68% 1.98% 1.82%
Supplemental data
Net assets, end of year (000’s) ..................... $229,233 $254,314 $214,339 $428,838 $224,887
Portfolio turnover rate ............................ 93.23% 51.93%
d
56.12% 50.40% 44.76%
Portfolio turnover rate excluding mortgage dollar rolls .... 67.97%
e
51.93%
d,e
44.01%
e
45.29%
e
44.76%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.
e
See Note
1
(
i
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Statement of Investments, October 31, 2020
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Aerospace & Defense 0.0%
a,b
Remington Outdoor Co., Inc. ............................. United States 170,787 $ —
b
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 12,326,925 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,226,701 —
—
Oil, Gas & Consumable Fuels 0.0%
†
Riviera Resources, Inc. ................................. United States 2,835 863
Paper & Forest Products 0.0%
†
a,b,c
Appvion Operations, Inc. ................................ United States 24,739 367,190
Verso Corp., A ........................................ United States 1,387 10,791
377,981
Road & Rail 0.0%
a
Onsite Rental Group Operations Pty. Ltd. ................... Australia 190,692 —
Specialty Retail 0.0%
†
Party City Holdings, Inc. ................................ United States 57,585 114,594
Total Common Stocks (Cost $4,279,536) .......................................
493,438
Management Investment Companies 0.7%
Capital Markets 0.7%
d
Franklin Floating Rate Income Fund ....................... United States 2,389,308 17,370,266
Total Management Investment Companies (Cost $23,310,296) ....................
17,370,266
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 1,093 9
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 1,366 4
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,757 2
15
Paper & Forest Products 0.0%
†
Verso Corp., 7/25/23 ................................... United States 146 75
Total Warrants (Cost $—) .....................................................
90
Principal
Amount
*
Corporate Bonds 22.4%
Air Freight & Logistics 1.1%
FedEx Corp. ,
Senior Bond, 3.2%, 2/01/25 ............................ United States 850,000 933,034
Senior Note, 3.8%, 5/15/25 ............................ United States 13,400,000 15,107,060
United Parcel Service, Inc. , Senior Note , 3.9% , 4/01/25 .........
United States 12,000,000 13,628,238
29,668,332

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Auto Components 0.2%
Aptiv Corp. , Senior Bond , 4.15% , 3/15/24 ...................
United States 900,000 $ 991,156
Goodyear Tire & Rubber Co. (The) , Senior Note , 5.125% , 11/15/23
United States 3,500,000 3,486,455
4,477,611
Banks 5.4%
e
Akbank T.A.S. , Senior Note , 144A, 5.125% , 3/31/25 ........... Turkey 2,000,000 1,853,380
Bank of America Corp. , Senior Note , 3.55% to 3/05/23, FRN
thereafter , 3/05/24 ................................... United States 10,350,000 11,030,763
e
Bank of China Ltd. , Senior Note , Reg S, 2.875% , 4/20/22 ....... China 1,000,000 1,026,596
Bank of Montreal , Senior Note , 1.85% , 5/01/25 ...............
Canada 5,900,000 6,157,082
Barclays plc , Senior Note , 4.61% to 2/15/22, FRN thereafter , 2/15/23
United Kingdom 6,300,000 6,600,399
e
China Construction Bank Corp. , Senior Note , Reg S, 2.75% ,
12/04/20 .......................................... China 1,000,000 1,001,540
Citigroup, Inc. ,
Senior Note, 2.35%, 8/02/21 ........................... United States 5,400,000 5,483,312
Senior Note, 2.9%, 12/08/21 ........................... United States 6,000,000 6,157,560
Senior Note, 2.75%, 4/25/22 ........................... United States 5,800,000 5,988,332
e
Dexia Credit Local SA , Senior Note , 144A, 2.375% , 9/20/22 ..... France 4,800,000 4,979,516
Fifth Third Bancorp ,
Senior Note, 1.625%, 5/05/23 .......................... United States 4,100,000 4,207,621
Senior Note, 2.55%, 5/05/27 ........................... United States 3,500,000 3,733,348
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31 ..... United Kingdom 3,700,000 3,829,453
Senior Note, 3.262% to 3/13/22, FRN thereafter, 3/13/23 ...... United Kingdom 1,400,000 1,447,588
Senior Note, 4.3%, 3/08/26 ............................ United Kingdom 800,000 910,430
Senior Note, 2.013% to 9/22/27, FRN thereafter, 9/22/28 ...... United Kingdom 7,600,000 7,559,831
Industrial & Commercial Bank of China Ltd. ,
Senior Note, 2.452%, 10/20/21 ......................... China 1,900,000 1,928,534
Senior Note, 2.957%, 11/08/22 ......................... China 9,400,000 9,746,449
JPMorgan Chase & Co. ,
Senior Note, 2.083% to 4/22/25, FRN thereafter, 4/22/26 ...... United States 18,200,000 19,050,082
Sub. Note, 3.875%, 9/10/24 ........................... United States 8,400,000 9,304,158
Lloyds Banking Group plc , Senior Note , 3.87% to 7/09/24, FRN
thereafter , 7/09/25 ................................... United Kingdom 2,300,000 2,510,720
Regions Financial Corp. , Senior Note , 2.25% , 5/18/25 ..........
United States 5,000,000 5,287,661
e
Standard Chartered plc , Senior Note , 144A, 3.885% to 3/15/23, FRN
thereafter , 3/15/24 ................................... United Kingdom 10,000,000 10,592,761
Wells Fargo & Co. ,
Senior Note, 2.188% to 4/30/25, FRN thereafter, 4/30/26 ...... United States 8,400,000 8,742,179
Senior Note, 2.393% to 6/02/27, FRN thereafter, 6/02/28 ...... United States 5,900,000 6,126,856
145,256,151
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 4,600,000 5,198,388
Coca-Cola Co. (The) , Senior Note , 1.45% , 6/01/27 ............
United States 2,000,000 2,052,285
7,250,673

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Biotechnology 0.3%
e
AbbVie, Inc. ,
Senior Note, 144A, 2.3%, 11/21/22 ...................... United States 7,500,000 $ 7,773,268
Senior Note, 144A, 3.8%, 3/15/25 ....................... United States 600,000 666,931
Senior Note, 144A, 2.95%, 11/21/26 ..................... United States 500,000 546,410
8,986,609
Capital Markets 0.6%
Bank of New York Mellon Corp. (The) , Senior Note , 1.6% , 4/24/25 .
United States 6,500,000 6,742,562
Goldman Sachs Group, Inc. (The) ,
Senior Note, 2.35%, 11/15/21 .......................... United States 4,000,000 4,002,667
Senior Note, 3.75%, 5/22/25 ........................... United States 1,000,000 1,112,117
Morgan Stanley ,
Senior Note, 3.7%, 10/23/24 ........................... United States 1,400,000 1,556,975
Senior Note, 2.188% to 4/28/25, FRN thereafter, 4/28/26 ...... United States 1,300,000 1,363,011
14,777,332
Chemicals 0.8%
Air Products and Chemicals, Inc. , Senior Note , 1.5% , 10/15/25 ...
United States 2,000,000 2,074,450
e,f
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 305,890 251,849
e
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 7,100,000 6,566,080
e
CNAC HK Finbridge Co. Ltd. , Senior Note , Reg S, 3.875% , 6/19/29 China 2,500,000 2,640,162
EI du Pont de Nemours and Co. , Senior Note , 1.7% , 7/15/25 .....
United States 4,100,000 4,253,860
e
SABIC Capital II BV , Senior Note , 144A, 4.5% , 10/10/28 ........ Saudi Arabia 400,000 472,339
e
TPC Group, Inc. , Senior Secured Note , 144A, 10.5% , 8/01/24 .... United States 6,000,000 5,021,880
e
Yara International ASA , Senior Note , 144A, 3.148% , 6/04/30 ..... Brazil 700,000 746,652
22,027,272
Commercial Services & Supplies 0.1%
RELX Capital, Inc. , Senior Note , 3% , 5/22/30 ................
United Kingdom 1,300,000 1,405,436
Consumer Finance 1.1%
American Express Co. , Senior Note , 3.7% , 8/03/23 ............
United States 6,800,000 7,385,539
Capital One Financial Corp. , Senior Note , 3.05% , 3/09/22 .......
United States 13,800,000 14,256,036
Caterpillar Financial Services Corp. , Senior Note , 1.45% , 5/15/25 .
United States 1,900,000 1,959,915
e
ICBCIL Finance Co. Ltd. , Senior Note , 144A, 2.5% , 9/29/21 ...... China 500,000 505,830
OneMain Finance Corp. , Senior Note , 6.125% , 3/15/24 .........
United States 4,200,000 4,420,302
28,527,622
Containers & Packaging 0.1%
e
Owens-Brockway Glass Container, Inc. ,
Senior Bond, 144A, 5.375%, 1/15/25 ..................... United States 1,500,000 1,572,968
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 1,000,000 1,054,000
e
Sealed Air Corp. , Senior Bond , 144A, 5.25% , 4/01/23 .......... United States 950,000 1,006,900
3,633,868

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Diversified Financial Services 0.3%
g
Cia Securitizadora de Creditos Financeiros Vert-Fintech , 12 , Senior
Secured Note , FRN , 5.96% , ( BZDIOVRA + 5.75% ), 2/14/24 .... Brazil 7,676,000 BRL $ 1,508,577
e
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 6,500,000 6,433,148
7,941,725
Diversified Telecommunication Services 0.1%
e
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Note ,
144A, 4% , 3/01/23 ................................... United States 1,700,000 1,720,188
Electric Utilities 1.7%
e
CGNPC International Ltd. , Senior Note , Reg S, 3.75% , 12/11/27 .. China 2,100,000 2,313,633
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 .............
United States 4,100,000 4,292,472
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 7,500,000 8,684,886
e
Korea East-West Power Co. Ltd. ,
Senior Note, 144A, 3.875%, 7/19/23 ..................... South Korea 4,800,000 5,215,296
Senior Note, 144A, 1.75%, 5/06/25 ...................... South Korea 8,500,000 8,788,197
Southern Co. (The) ,
Senior Bond, 3.25%, 7/01/26 ........................... United States 850,000 946,655
A, Senior Bond, 3.7%, 4/30/30 ......................... United States 12,200,000 13,842,792
e
Three Gorges Finance I Cayman Islands Ltd. , Senior Note , 144A,
3.7% , 6/10/25 ...................................... China 2,100,000 2,308,174
46,392,105
Electrical Equipment 0.1%
Emerson Electric Co. , Senior Note , 1.8% , 10/15/27 ............
United States 3,800,000 3,947,791
Electronic Equipment, Instruments & Components 0.0%
†
FLIR Systems, Inc. , Senior Note , 2.5% , 8/01/30 ...............
United States 600,000 618,999
Energy Equipment & Services 0.4%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Note, 2.773%, 12/15/22 ......................... United States 8,800,000 9,204,711
Senior Note, 4.486%, 5/01/30 .......................... United States 500,000 567,564
9,772,275
Entertainment 0.5%
e
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 3,500,000 3,563,437
Netflix, Inc. , Senior Bond , 5.75% , 3/01/24 ...................
United States 1,800,000 1,994,625
Walt Disney Co. (The) , Senior Note , 1.75% , 1/13/26 ...........
United States 6,600,000 6,873,355
12,431,417
Equity Real Estate Investment Trusts (REITs) 0.5%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 .....
United States 3,500,000 3,698,905
Simon Property Group LP , Senior Bond , 3.375% , 10/01/24 ......
United States 5,600,000 6,040,269
e
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.5% ,
2/15/25 ........................................... United States 3,000,000 2,998,125
12,737,299
Food & Staples Retailing 0.1%
e
Cencosud SA , Senior Note , 144A, 4.375% , 7/17/27 ............ Chile 2,900,000 3,147,650

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.0%
†
Edwards Lifesciences Corp. , Senior Note , 4.3% , 6/15/28 ........
United States 300,000 $ 354,769
Health Care Providers & Services 0.8%
Anthem, Inc. ,
Senior Note, 2.95%, 12/01/22 .......................... United States 100,000 104,819
Senior Note, 2.375%, 1/15/25 .......................... United States 2,400,000 2,546,988
Centene Corp. , Senior Note , 3.375% , 2/15/30 ................
United States 2,700,000 2,808,634
Cigna Corp. ,
Senior Note, 3.75%, 7/15/23 ........................... United States 2,592,000 2,806,701
Senior Note, 4.125%, 11/15/25 ......................... United States 5,600,000 6,410,662
CVS Health Corp. , Senior Note , 3.7% , 3/09/23 ...............
United States 3,018,000 3,231,472
Orlando Health Obligated Group , 3.777% , 10/01/28 ............
United States 105,000 116,917
e
Providence Service Corp. (The) , Senior Note , 144A, 5.875% ,
11/15/25 .......................................... United States 2,400,000 2,446,500
Providence St Joseph Health Obligated Group , H , 2.746% , 10/01/26
United States 15,000 16,337
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 1,770,000 1,894,819
22,383,849
Independent Power and Renewable Electricity Producers 0.1%
e
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,400,000 1,328,250
Industrial Conglomerates 0.2%
Honeywell International, Inc. , Senior Note , 1.35% , 6/01/25 .......
United States 5,600,000 5,752,698
Insurance 0.7%
Aflac, Inc. , Senior Bond , 3.625% , 11/15/24 ..................
United States 8,000,000 8,906,369
e
Athene Global Funding , Secured Note , 144A, 2.75% , 6/25/24 .... United States 1,100,000 1,146,345
e
Jackson National Life Global Funding , Senior Secured Note , 144A,
2.1% , 10/25/21 ..................................... United States 25,000 25,448
Manulife Financial Corp. , Senior Note , 2.484% , 5/19/27 .........
Canada 9,200,000 9,800,355
19,878,517
Interactive Media & Services 0.7%
Baidu, Inc. , Senior Note , 4.375% , 5/14/24 ...................
China 6,500,000 7,132,222
e
Tencent Holdings Ltd. ,
Senior Note, 144A, 2.985%, 1/19/23 ..................... China 9,200,000 9,585,526
Senior Note, 144A, 1.81%, 1/26/26 ...................... China 3,000,000 3,045,954
19,763,702
Internet & Direct Marketing Retail 0.6%
Alibaba Group Holding Ltd. ,
Senior Note, 2.8%, 6/06/23 ............................ China 1,100,000 1,157,912
Senior Note, 3.6%, 11/28/24 ........................... China 11,000,000 12,047,275
Amazon.com, Inc. , Senior Note , 2.4% , 2/22/23 ...............
United States 2,550,000 2,665,358
15,870,545
IT Services 0.2%
Fiserv, Inc. , Senior Note , 2.25% , 6/01/27 ....................
United States 5,200,000 5,465,786

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Machinery 0.2%
CNH Industrial Capital LLC , Senior Note , 3.875% , 10/15/21 ......
United States 5,100,000 $ 5,237,243
Media 0.6%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 3,800,000 3,924,640
e
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United States 3,000,000 3,056,250
CSC Holdings LLC , Senior Bond , 5.25% , 6/01/24 .............
United States 2,000,000 2,138,750
e
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.625% , 8/01/24 United States 3,000,000 2,999,548
e
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 3,700,000 3,642,187
15,761,375
Metals & Mining 0.2%
e
Glencore Finance Canada Ltd. , Senior Note , 144A, 4.95% , 11/15/21 Switzerland 3,500,000 3,647,082
e
Glencore Funding LLC , Senior Note , 144A, 3% , 10/27/22 ....... Australia 2,200,000 2,278,320
5,925,402
Multiline Retail 0.0%
†
a,e,f
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,006,515 —
a,e,f
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 293,781 1,469
1,469
Multi-Utilities 0.1%
Dominion Energy, Inc. , D , Senior Note , 2.85% , 8/15/26 .........
United States 1,300,000 1,422,741
Oil, Gas & Consumable Fuels 2.4%
e
Aker BP ASA , Senior Note , 144A, 4.75% , 6/15/24 ............. Norway 1,800,000 1,851,562
Chevron Corp. , Senior Note , 1.554% , 5/11/25 ................
United States 4,500,000 4,646,984
CNOOC Finance 2015 USA LLC , Senior Note , 3.5% , 5/05/25 ....
China 1,700,000 1,860,718
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 6.75% , 4/01/23 ...................... United States 3,200,000 3,107,776
EnLink Midstream Partners LP , Senior Bond , 4.4% , 4/01/24 ......
United States 3,800,000 3,453,858
Enterprise Products Operating LLC , Senior Note , 3.35% , 3/15/23 .
United States 850,000 900,631
Exxon Mobil Corp. , Senior Note , 1.571% , 4/15/23 .............
United States 19,000,000 19,533,308
e
Harvest Operations Corp. , Senior Note , 144A, 4.2% , 6/01/23 ..... South Korea 2,900,000 3,147,268
Kinder Morgan, Inc. , Senior Note , 3.15% , 1/15/23 .............
United States 9,300,000 9,733,829
MPLX LP , Senior Note , 4.875% , 12/01/24 ...................
United States 6,800,000 7,618,753
Occidental Petroleum Corp. , Senior Note , 3.45% , 7/15/24 .......
United States 3,000,000 2,437,500
Sabine Pass Liquefaction LLC , Senior Secured Note , 5.75% , 5/15/24
United States 2,000,000 2,253,187
e
Sinopec Group Overseas Development 2015 Ltd. , Senior Note ,
144A, 3.25% , 4/28/25 ................................. China 1,000,000 1,078,875
Williams Cos., Inc. (The) , Senior Bond , 3.5% , 11/15/30 .........
United States 2,000,000 2,148,611
63,772,860
Personal Products 0.2%
Avon Products, Inc. , Senior Note , 6.75% , 3/15/23 .............
United Kingdom 5,835,000 6,312,741

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 0.5%
e
Bausch Health Cos., Inc. , Senior Note , 144A, 5.5% , 3/01/23 ..... United States 3,000,000 $ 3,001,875
e
Bayer US Finance II LLC , Senior Note , 144A, 3.875% , 12/15/23 .. Germany 5,800,000 6,321,400
Bristol-Myers Squibb Co. , Senior Note , 2.9% , 7/26/24 ..........
United States 4,000,000 4,320,264
e
Royalty Pharma plc , Senior Note , 144A, 1.75% , 9/02/27 ........ United States 700,000 696,143
14,339,682
Real Estate Management & Development 0.1%
e
China Overseas Finance Cayman VII Ltd. , Senior Note , Reg S,
4.25% , 4/26/23 ..................................... China 2,500,000 2,663,519
Road & Rail 0.2%
e
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 2,800,000 3,846,444
a,f
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 347,593 306,219
4,152,663
Semiconductors & Semiconductor Equipment 0.2%
Maxim Integrated Products, Inc. , Senior Note , 3.45% , 6/15/27 ....
United States 800,000 889,285
Micron Technology, Inc. , Senior Note , 2.497% , 4/24/23 .........
United States 4,500,000 4,685,708
5,574,993
Specialty Retail 0.0%
†
e,g
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 565,890 398,953
Thrifts & Mortgage Finance 0.4%
e
BPCE SA , Senior Note , 144A, 2.375% , 1/14/25 ............... France 7,000,000 7,317,459
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 3,000,000 3,253,125
10,570,584
Tobacco 0.3%
Altria Group, Inc. , Senior Note , 2.35% , 5/06/25 ...............
United States 4,200,000 4,433,579
e
Imperial Brands Finance plc ,
Senior Note, 144A, 3.125%, 7/26/24 ..................... United Kingdom 700,000 741,537
Senior Note, 144A, 4.25%, 7/21/25 ...................... United Kingdom 1,695,000 1,888,218
Reynolds American, Inc. , Senior Note , 4.45% , 6/12/25 ..........
United Kingdom 100,000 113,022
7,176,356
Wireless Telecommunication Services 0.0%
†
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 3.423% ,
9/20/21 ........................................... United States 625,000 631,834
Total Corporate Bonds (Cost $576,863,337) .....................................
599,460,886
g,h
Senior Floating Rate Interests 3.0%
Aerospace & Defense 0.0%
†
f
Alloy FinCo Ltd., Facility Term Loan, B, 0.5%, PIK, (3-month USD
LIBOR + 0.5%), 3/06/25 ............................... Jersey 206,523 54,867
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.72%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 766,760 688,885

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc., 2020 Term Loan, (continued)
B2, 3.72%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 412,237 $ 370,368
1,114,120
a a a a a a
Airlines 0.1%
Allegiant Travel Co., Replacement Term Loan, 3.254%, (3-month
USD LIBOR + 3%), 2/05/24 ............................ United States 1,688,664 1,598,599
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan, 4.75%,
(6-month USD LIBOR + 3.75%), 10/20/27 ................. United States 344,890 344,244
JetBlue Airways Corp., Term Loan, 6.25%, (3-month USD LIBOR +
5.25%), 6/17/24 ..................................... United States 145,431 145,034
Kestrel Bidco, Inc., Term Loan, 4%, (3-month USD LIBOR + 3%),
12/11/26 .......................................... Canada 1,847,051 1,635,656
3,723,533
a a a a a a
Auto Components 0.2%
Adient US LLC, Initial Term Loan, 4.422%, (3-month USD LIBOR +
4.25%; 1-month USD LIBOR + 4.25%), 5/06/24 ............. United States 4,029,050 3,980,701
i,j
Highline Aftermarket Acquisition LLC, First Lien, Term Loan, TBD,
10/20/27 .......................................... United States 138,443 135,501
Panther BF Aggregator 2 LP, First Lien, Initial Dollar Term Loan,
3.648%, (1-month USD LIBOR + 3.5%), 4/30/26 ............. Canada 575,002 560,052
TRICO Group LLC, First Lien, Term Loan, B3, 8.5%, (3-month USD
LIBOR), 2/02/24 ..................................... United States 735,348 731,671
5,407,925
a a a a a a
Automobiles 0.1%
Thor Industries, Inc., Initial USD Term Loan, 3.938%, (1-month USD
LIBOR + 3.75%), 2/01/26 .............................. United States 1,692,645 1,684,182
Biotechnology 0.1%
Grifols Worldwide Operations Ltd., Dollar Term Loan, B, 2.094%, (1-
week USD LIBOR + 2%), 11/15/27 ....................... Ireland 1,209,938 1,182,188
Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing
Term Loan, 2.188%, (1-month USD LIBOR + 2%), 5/22/26 ..... United States 352,527 346,063
1,528,251
a a a a a a
Capital Markets 0.0%
†
Vertical Midco GmbH, USD Term Loan, 4.57%, (6-month USD
LIBOR), 6/30/27 ..................................... Germany 686,759 677,749
Chemicals 0.1%
Axalta Coating Systems Dutch Holding B BV (Axalta Coating
Systems U.S. Holdings, Inc.), Dollar Term Loan, B3, 1.97%,
(3-month USD LIBOR + 1.75%), 6/01/24 .................. Netherlands 638,522 621,227
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan, 3.648%,
(1-month USD LIBOR + 3.5%), 3/16/25 ................... United States 564,799 555,358
Illuminate Buyer LLC, Term Loan, 4.148%, (1-month USD LIBOR +
4%), 6/30/27 ....................................... United States 236,265 232,850
1,409,435
a a a a a a
Commercial Services & Supplies 0.1%
Legalzoom.com, Inc., First Lien, 2018 Term Loan, 4.648%, (1-month
USD LIBOR + 4.5%), 11/21/24 .......................... United States 892,952 880,673
Prime Security Services Borrower LLC, First Lien, 2019 Refinancing
Term Loan, B1, 4.25%, (3-month USD LIBOR + 3.25%; 1-month
USD LIBOR + 3.25%), 9/23/26 .......................... United States 892,990 883,011

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Commercial Services & Supplies (continued)
Staples, Inc., 2019 Refinancing New Term Loan, B1, 5.251%,
(3-month USD LIBOR + 5%), 4/16/26 ..................... United States 484,128 $ 446,366
2,210,050
a a a a a a
Communications Equipment 0.0%
†
CommScope, Inc., Initial Term Loan, 3.398%, (1-month USD LIBOR
+ 3.25%), 4/06/26 ................................... United States 1,191,573 1,153,907
Containers & Packaging 0.1%
Berry Global, Inc., Term Loan, Y, 2.147%, (1-month USD LIBOR +
2%), 7/01/26 ....................................... United States 990,962 960,872
BWay Holding Co., Initial Term Loan, 3.48%, (3-month USD LIBOR +
3.25%), 4/03/24 ..................................... United States 1,224,497 1,147,965
2,108,837
a a a a a a
Diversified Financial Services 0.1%
First Eagle Holdings, Inc., 2020 Refinancing Term Loan, 2.72%,
(3-month USD LIBOR + 2.5%), 2/01/27 ................... United States 1,506,206 1,466,774
Jefferies Finance LLC, 2020 Term Loan, 4.5%, (1-month USD LIBOR
+ 3.75%), 9/30/27 ................................... United States 240,442 238,338
j
Verscend Holding Corp., Term Loan, B, 4.648%, (1-month USD
LIBOR + 4.5%), 8/27/25 ............................... United States 550,000 541,150
2,246,262
a a a a a a
Diversified Telecommunication Services 0.1%
Global Tel Link, First Lien, Term Loan, 4.398%, (1-month USD
LIBOR + 4.25%), 11/29/25 ............................. United States 943,530 823,230
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 3.148%,
(1-month USD LIBOR + 3%), 3/09/27 ..................... United States 1,526,165 1,473,765
2,296,995
a a a a a a
Entertainment 0.1%
Banijay Entertainment SAS, Facility USD Term Loan, B, (1-month
USD LIBOR + 3.75%), 3/01/25 .......................... France 1,200,698 1,167,679
Diamond Sports Group LLC, Term Loan, 3.4%, (1-month USD
LIBOR + 3.25%), 8/24/26 .............................. United States 1,736,842 1,089,147
2,256,826
a a a a a a
Food Products 0.1%
B&G Foods, Inc., Term Loan, B4, 2.648%, (1-month USD LIBOR +
2.5%), 10/10/26 ..................................... United States 475,034 473,193
CSM Bakery Solutions Ltd., Second Lien, Term Loan, 11%, (3-month
USD LIBOR + 10%), 2/04/22 ........................... United States 433,944 415,453
JBS USA Lux SA, New Term Loan, 2.148%, (1-month USD LIBOR +
2%), 5/01/26 ....................................... Luxembourg 1,002,290 980,626
1,869,272
a a a a a a
Health Care Providers & Services 0.2%
BrightSpring Health Services, Term Loan, (1-month USD LIBOR),
3/05/26 ........................................... United States 540,000 531,336
i,j
CNT Holdings I Corp., First Lien, Term Loan Facility, TBD, 10/16/27 United States 71,895 71,191
Gentiva Health Services, Inc., First Lien, Term Loan, B, 3.438%,
(1-month USD LIBOR + 3.25%), 7/02/25 .................. United States 1,990,000 1,952,688
GNC Holdings, Inc., Second Lien, Term Loan, 6.234%, (3-month
USD LIBOR), 10/30/26 ................................ United States 441,962 342,520
National Mentor Holdings, Inc., First Lien, Initial Term Loan ,
4.4%, (1-month USD LIBOR + 4.25%), 3/09/26 .............. United States 368,215 362,922

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Health Care Providers & Services (continued)
National Mentor Holdings, Inc., First Lien, Initial Term Loan,
(continued)
C, 4.4%, (1-month USD LIBOR + 4.25%), 3/09/26 ........... United States 16,808 $ 16,566
j
Pathway Vet Alliance LLC, First Lien, Initial Term Loan, 4.148%,
(1-month USD LIBOR + 4%), 3/31/27 ..................... United States 911,905 893,667
j
Phoenix Guarantor, Inc., First Lien, Term Loan, B1, 3.397%,
(1-month USD LIBOR + 3.25%), 3/05/26 .................. United States 730,798 709,027
4,879,917
a a a a a a
Hotels, Restaurants & Leisure 0.1%
Boyd Gaming Corp., Refinancing Term Loan, B, 2.344%, (1-week
USD LIBOR + 2.25%), 9/15/23 .......................... United States 1,975,427 1,925,528
Caesars Resort Collection LLC, Term Loan ,
B, 2.898%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 1,079,572 1,015,251
B1, 4.649%, (3-month USD LIBOR + 4.5%; 1-month USD LIBOR +
4.5%), 7/21/25 ...................................... United States 88,773 86,193
3,026,972
a a a a a a
Household Durables 0.0%
†
Playtika Holding Corp., Term Loan, B, 7%, (3-month USD LIBOR +
6%), 12/10/24 ...................................... United States 279,125 279,855
Household Products 0.1%
a
FGI Operating Co. LLC, Last Out Initial Term Loan, 13%, (3-month
USD LIBOR + 10%; 3-month USD LIBOR + 11% + 7.5%), 5/17/21 United States 2,140,156 2,140,156
a,f,k
FGI Operating Co. LLC, Term Loan, PIK, (3-month USD LIBOR +
11%), 5/16/22 ...................................... United States 1,127,822 733,892
2,874,048
a a a a a a
Insurance 0.1%
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan, 2.898%,
(1-month USD LIBOR + 2.75%), 5/09/25 .................. United States 998,139 963,429
i,j
Alliant Holdings Intermediate LLC, Term Loan, B3, TBD, 10/08/27 . United States 56,096 55,658
j
AssuredPartners, Inc., 2020 February Refinancing Term Loan,
3.648%, (1-month USD LIBOR + 3.5%), 2/12/27 ............. United States 1,152,098 1,114,142
2,133,229
a a a a a a
IT Services 0.3%
Aventiv Technologies LLC, First Lien, Initial Term Loan, 5.5%,
(3-month USD LIBOR + 4.5%), 11/01/24 .................. United States 344,684 290,279
Aventiv Technologies LLC, Second Lien, Initial Term Loan, 9.25%,
(6-month USD LIBOR + 8.25%), 11/01/25 .................. United States 790,636 496,571
i,j
Barracuda Networks, Inc., Term Loan, TBD, 2/12/25 ........... United States 228,016 224,596
Go Daddy Operating Co. LLC, Term Loan, B2, 1.897%, (1-month
USD LIBOR + 1.75%), 2/15/24 .......................... United States 665,936 651,579
j
Milano Acquisition Corp., Term Loan, B, 4.75%, (3-month USD
LIBOR + 4%), 10/01/27 ............................... United States 673,527 663,986
Pitney Bowes, Inc., Incremental Term Loan, B, 5.65%, (1-month USD
LIBOR + 5.5%), 1/07/25 ............................... United States 1,738,397 1,718,622
TIBCO Software, Inc., Term Loan, B3, 3.9%, (1-month USD LIBOR +
3.75%), 6/30/26 ..................................... United States 1,103,784 1,073,429
WEX, Inc., Term Loan, B3, 2.398%, (1-month USD LIBOR + 2.25%),
5/15/26 ........................................... United States 1,687,154 1,632,321
6,751,383
a a a a a a

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Leisure Products 0.1%
Bass Pro Group LLC, Initial Term Loan, 5.75%, (3-month USD
LIBOR + 5%), 9/25/24 ................................ United States 1,069,001 $ 1,067,836
NASCAR Holdings LLC, Initial Term Loan, 2.902%, (1-month USD
LIBOR + 2.75%), 10/19/26 ............................. United States 1,422,040 1,387,129
2,454,965
a a a a a a
Machinery 0.0%
†
Navistar, Inc., Term Loan, B, 3.65%, (1-month USD LIBOR + 3.5%),
11/06/24 .......................................... United States 1,332,580 1,322,919
Media 0.1%
Clear Channel Outdoor Holdings, Inc., Term Loan, B, 3.714%,
(2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5%),
8/21/26 ........................................... United States 648,363 592,847
CSC Holdings LLC, March 2017 Refinancing Term Loan, 2.398%,
(1-month USD LIBOR + 2.25%), 7/17/25 .................. United States 1,172,971 1,135,583
Gray Television, Inc., Term Loan, C, 2.649%, (1-month USD LIBOR +
2.5%), 1/02/26 ...................................... United States 321,812 314,088
Radiate HoldCo LLC, Term Loan, B, 4.25%, (1-month USD LIBOR +
3.5%), 9/25/26 ...................................... United States 337,761 332,671
Univision Communications, Inc., First Lien, 2020 Replacement Term
Loan, 4.75%, (1-month USD LIBOR + 3.75%), 3/15/26 ........ United States 610,815 596,595
i,j
Virgin Media Bristol LLC, Term Loan, Q, TBD, 1/31/29 .......... United States 152,109 149,447
3,121,231
a a a a a a
Multiline Retail 0.0%
†
Harbor Freight Tools USA, Inc., Initial Term Loan (2020), 4%,
(1-month USD LIBOR + 3.25%), 10/19/27 ................. United States 810,504 800,324
Oil, Gas & Consumable Fuels 0.1%
Buckeye Partners LP, Initial Term Loan, 2.897%, (1-month USD
LIBOR + 2.75%), 11/01/26 ............................. United States 285,677 281,086
j,l
Fieldwood Energy LLC, Debtor-in-possession Facility Term Loan,
3.675%, (1-month USD LIBOR; 1-month USD LIBOR + 8.75%),
8/04/21 ........................................... United States 50,796 51,050
k
Fieldwood Energy LLC, First Lien, Closing Date Term Loan, (3-month
USD LIBOR + 5.25%), 4/11/22 .......................... United States 4,260,617 937,336
UTEX Industries, Inc., Debtor-in-possession Term Loan, 10%,
(1-month USD LIBOR + 9%), 2/08/21 ..................... United States 43,628 43,846
k
UTEX Industries, Inc., First Lien, Initial Term Loan, (3-month USD
LIBOR + 5%), 5/21/21 ................................ United States 680,976 209,741
k
UTEX Industries, Inc., Second Lien, Initial Term Loan, (3-month USD
LIBOR + 7.25%), 5/20/22 .............................. United States 71,339 1,783
1,524,842
a a a a a a
Paper & Forest Products 0.0%
†
Appvion Operations, Inc., Term Loan, 7%, (3-month USD LIBOR +
6%), 6/12/26 ....................................... United States 360,146 353,843
Personal Products 0.1%
Coty, Inc., USD Term Loan, B, 2.39%, (1-month USD LIBOR +
2.25%), 4/07/25 ..................................... United States 865,573 761,908
Sunshine Luxembourg VII SARL, Facility Term Loan, B1, 5.25%,
(3-month USD LIBOR + 4.25%), 10/01/26 ................. Luxembourg 1,985,000 1,969,497
2,731,405
a a a a a a

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Pharmaceuticals 0.1%
Bausch Health Cos., Inc., First Incremental Term Loan, 2.899%,
(1-month USD LIBOR + 2.75%), 11/27/25 .................. United States 1,600,000 $ 1,566,336
Bausch Health Cos., Inc., Initial Term Loan, 3.149%, (1-month USD
LIBOR + 3%), 6/02/25 ................................ United States 421,547 412,458
Catalent Pharma Solutions, Inc., Dollar Term Loan, B2, 3.25%,
(1-month USD LIBOR + 2.25%), 5/18/26 .................. United States 1,487,585 1,484,178
3,462,972
a a a a a a
Real Estate Management & Development 0.0%
†
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
2.898%, (1-month USD LIBOR + 2.75%), 8/21/25 ............ United States 1,321,334 1,268,480
Road & Rail 0.1%
Avis Budget Car Rental LLC, New Term Loan, B, 2.4%, (1-month
USD LIBOR + 2.25%), 8/06/27 .......................... United States 961,329 870,604
Kenan Advantage Group Holdings Corp. (The), Initial Canadian Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 133,627 129,360
Kenan Advantage Group Holdings Corp. (The), Initial U.S. Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 561,929 543,986
a
Onsite Rental Group Operations Pty. Ltd., Term Loan, B, 5.5%,
(1-month USD LIBOR + 4.5%), 10/26/22 .................. Australia 254,234 233,647
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan, B, 5%,
(3-month USD LIBOR + 4%), 5/21/26 ..................... Australia 645,350 637,283
2,414,880
a a a a a a
Semiconductors & Semiconductor Equipment 0.1%
ON Semiconductor Corp., 2019 New Replacement Term Loan, B4,
2.148%, (1-month USD LIBOR + 2%), 9/19/26 .............. United States 1,496,342 1,466,954
Software 0.3%
j
athenahealth, Inc., First Lien, Term Loan, B, 4.75%, (3-month USD
LIBOR + 4.5%), 2/11/26 ............................... United States 1,295,606 1,271,314
i,j
Blackboard, Inc., First Lien, Term Loan, B5, TBD, 6/30/24 ....... United States 1,287,708 1,248,677
Ceridian HCM Holding, Inc., Initial Term Loan, 2.594%, (1-week USD
LIBOR + 2.5%), 4/30/25 ............................... United States 618,168 599,527
DCert Buyer, Inc., First Lien, Initial Term Loan, 4.148%, (1-month
USD LIBOR + 4%), 10/16/26 ........................... United States 398,000 391,158
Epicor Software Corp., Term Loan, B, 5.25%, (1-month USD LIBOR),
7/30/27 ........................................... United States 286,896 286,215
i,j
Greeneden U.S. Holdings I LLC, Term Loan, B, TBD, 10/08/27 ... United States 290,345 286,262
LogMeIn, Inc., First Lien, Initial Term Loan, 4.89%, (1-month USD
LIBOR + 4.75%), 8/31/27 .............................. United States 369,745 359,117
j
Mitchell International, Inc., First Lien, Amendment No. 2 New Term
Loan Facility, 4.75%, (1-month USD LIBOR), 11/29/24 ........ United States 420,000 408,240
Perforce Software, Inc., First Lien, New Term Loan, 3.898%,
(1-month USD LIBOR + 3.75%), 7/01/26 .................. United States 350,469 342,396
j
Quest Software US Holdings, Inc., First Lien, Initial Term Loan,
4.464%, (3-month USD LIBOR + 4.25%), 5/16/25 ............ United States 1,266,768 1,224,414
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 2.916%,
(2-month USD LIBOR + 2.75%), 3/03/23 .................. United States 318,333 310,660
Surf Holdings SARL, First Lien, Dollar Term Loan, 3.75%, (3-month
USD LIBOR + 3.5%), 3/05/27 ........................... Luxembourg 997,500 968,323
j
Veritas US, Inc., Term Loan, B, 6.5%, (3-month USD LIBOR + 5.5%),
9/01/25 ........................................... United States 620,000 608,279
8,304,582
a a a a a a

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests
(continued)
Technology Hardware, Storage & Peripherals 0.0%
†
i,j
Amentum Government Services Holdings LLC, Incremental Term
Loan, TBD, 1/29/27 .................................. United States 200,000 $ 196,250
Cardtronics USA, Inc., Initial Term Loan, 5%, (1-month USD LIBOR +
4%), 6/29/27 ....................................... United States 315,913 316,308
512,558
a a a a a a
Total Senior Floating Rate Interests (Cost $88,981,803) ..........................
79,372,703
m
Marketplace Loans 1.0%
Diversified Financial Services 1.0%
a
Lending Club - LCX, 6.46% - 28.8%, 4/24/22 - 4/14/25 ......... United States 5,381,394 4,735,975
a
Lending Club, 7.56% - 28.8%, 9/20/21 - 3/16/25 .............. United States 18,001,031 16,231,483
a
Square Capital, 0%, 3/18/22 - 4/27/22 ...................... United States 4,969,783 4,451,177
a
Upgrade, 13.64% - 30.51%, 9/05/22 - 1/25/25 ................ United States 2,508,209 2,193,723
27,612,358
a a a a a a
Total Marketplace Loans (Cost $31,254,831) ....................................
27,612,358
n
Loan Participations and Assignments 0.2%
b,e
Russian Railways Via RZD Capital plc, Senior Note, Reg S, 5.7%,
4/05/22 ........................................... Russia 5,900,000 6,268,420
Total Loan Participations and Assignments (Cost $6,085,040) ....................
6,268,420
Foreign Government and Agency Securities 4.9%
e
Angola Government Bond , Senior Note , 144A, 8.25% , 5/09/28 ... Angola 5,600,000 4,421,340
e
Banque Centrale de Tunisie , Senior Note , Reg S, 5.625% , 2/17/24 Tunisia 4,100,000 EUR 4,117,080
e
Banque Ouest Africaine de Developpement , Senior Note , 144A, 5% ,
7/27/27 ........................................... Supranational
o
3,900,000 4,196,400
e
Belarus Government Bond , Senior Note , 144A, 7.625% , 6/29/27 .. Belarus 3,900,000 3,881,670
Brazil Notas do Tesouro Nacional , 10% , 1/01/21 ..............
Brazil 2,350,000 BRL 401,626
Colombia Government Bond ,
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 13,585,000,000 COP 4,557,162
Senior Bond, 5%, 6/15/45 ............................. Colombia 3,200,000 3,727,200
e
Dominican Republic Government Bond , Senior Note , 144A, 8.9% ,
2/15/23 ...........................................
Dominican
Republic 218,500,000 DOP 3,781,649
e,p
Electricite de France SA , Junior Sub. Bond , 144A, 5.625% to
1/22/24, FRN thereafter , Perpetual ....................... France 2,200,000 2,311,529
Equinor ASA ,
Senior Note, 2.875%, 4/06/25 ........................... Norway 15,300,000 16,553,979
Senior Note, 1.75%, 1/22/26 ........................... Norway 5,400,000 5,607,767
e
Export-Import Bank of China (The) , Senior Note , 144A, 3.625% ,
7/31/24 ........................................... China 2,100,000 2,299,589
e
Export-Import Bank of India , Senior Note , 144A, 3.875% , 2/01/28 . India 3,400,000 3,589,142
Export-Import Bank of Korea , Senior Note , 2.875% , 1/21/25 .....
South Korea 2,000,000 2,170,537
e
Gabon Government Bond ,
144A, 6.375%, 12/12/24 ............................... Gabon 2,989,022 2,855,637
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 4,800,000 4,299,801
e
Iraq Government Bond , Senior Bond , 144A, 5.8% , 1/15/28 ...... Iraq 8,250,000 7,136,646
e
Israel Electric Corp. Ltd. , Senior Secured Bond , 144A, Reg S, 4.25% ,
8/14/28 ........................................... Israel 1,400,000 1,610,189
e
Kazakhstan Government Bond , Senior Bond , 144A, 4.875% ,
10/14/44 .......................................... Kazakhstan 2,800,000 3,723,832
Korea Development Bank (The) , Senior Note , 3.375% , 3/12/23 ...
South Korea 7,100,000 7,578,860
Mexico Government Bond ,
Senior Note, 4.15%, 3/28/27 ........................... Mexico 6,100,000 6,805,313

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico Government Bond, (continued)
M 20, Senior Bond, 8.5%, 5/31/29 ....................... Mexico 130,000,000 MXN $ 7,155,558
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 .......................... Peru 800,000 866,600
Senior Bond, 6.55%, 3/14/37 ........................... Peru 2,600,000 3,943,667
e
Russia Government Bond , Senior Note , 144A, 4.875% , 9/16/23 ... Russia 4,400,000 4,825,480
South Africa Government Bond , Senior Bond , 7% , 2/28/31 ......
South Africa 86,800,000 ZAR 4,369,387
e
Turkiye Vakiflar Bankasi TAO , Covered Note , Reg S, 2.375% ,
5/04/21 ........................................... Turkey 5,600,000 EUR 6,461,394
e
Ukraine Government Bond , Senior Bond , 144A, 7.375% , 9/25/32 . Ukraine 4,500,000 4,330,890
q
Uruguay Government Bond , Index Linked, Senior Bond , 3.7% ,
6/26/37 ........................................... Uruguay 161,663,369 UYU 4,203,248
Total Foreign Government and Agency Securities (Cost $133,909,839) ............
131,783,172
U.S. Government and Agency Securities 15.3%
U.S. Treasury Notes ,
2.125%, 9/30/21 ..................................... United States 10,000,000 10,180,609
1.75%, 5/15/22 ..................................... United States 27,000,000 27,668,672
1.875%, 8/31/22 ..................................... United States 55,000,000 56,723,047
1.625%, 4/30/23 ..................................... United States 90,000,000 93,248,437
2.75%, 5/31/23 ..................................... United States 98,000,000 104,477,187
2.875%, 10/31/23 .................................... United States 52,000,000 56,162,031
q
0.25%, 1/15/25 ..................................... United States 1,340,000 1,558,781
q
0.375%, 7/15/25 ..................................... United States 1,200,000 1,417,434
2.875%, 7/31/25 ..................................... United States 12,000,000 13,417,969
q,r
0.625%, 1/15/26 ..................................... United States 23,000,000 27,531,631
q
0.125%, 7/15/26 ..................................... United States 10,000,000 11,675,825
q
0.375%, 7/15/27 ..................................... United States 3,840,000 4,493,076
Total U.S. Government and Agency Securities (Cost $405,944,787) ................
408,554,699
Asset-Backed Securities 23.0%
Airlines 0.0%
†
American Airlines Pass-Through Trust , 2016-2 , AA , 3.2% , 12/15/29
United States 41,600 38,501
Commercial Services & Supplies 0.9%
e,s
Ares XLIX CLO Ltd. , 2018-49A , C , 144A, FRN , 2.166% , ( 3-month
USD LIBOR + 1.95% ), 7/22/30 .......................... United States 3,100,000 2,984,267
e,s
Armada Euro CLO IV DAC , 4A , B , 144A, FRN , 1.7% , ( 3-month
EURIBOR + 1.7% ), 7/15/33 ............................ Ireland 12,400,000 EUR 14,332,732
e,s
LCM XXII Ltd. , 22A , A2R , 144A, FRN , 1.668% , ( 3-month USD
LIBOR + 1.45% ), 10/20/28 ............................. United States 8,500,000 8,301,094
25,618,093
a a a a a a
Consumer Finance 0.8%
Discover Card Execution Note Trust ,
s
2019-A2, A, FRN, 0.418%, (1-month USD LIBOR + 0.27%),
12/15/23 .......................................... United States 9,250,000 9,274,114
2019-A3, A, 1.89%, 10/15/24 ........................... United States 13,340,000 13,767,083
23,041,197
a a a a a a

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services 21.2%
e,s
Adagio CLO VIII DAC , VIII-A , B1 , 144A, FRN , 1.65% , ( 3-month
EURIBOR + 1.65% ), 4/15/32 ........................... Ireland 500,000 EUR $ 576,551
e,s
Alinea CLO Ltd. , 2018-1A , B , 144A, FRN , 1.868% , ( 3-month USD
LIBOR + 1.65% ), 7/20/31 .............................. United States 5,300,000 5,192,531
e
American Homes 4 Rent Trust ,
2014-SFR3, A, 144A, 3.678%, 12/17/36 ................... United States 724,359 777,969
2015-SFR1, A, 144A, 3.467%, 4/17/52 .................... United States 5,523,192 5,901,926
s
Ameriquest Mortgage Securities, Inc. , 2004-R4 , M1 , FRN , 0.974% ,
( 1-month USD LIBOR + 0.825% ), 6/25/34 ................. United States 121,235 124,049
e,s
AMMC CLO 15 Ltd. , 2014-15A , BRR , 144A, FRN , 2.037% , ( 3-month
USD LIBOR + 1.8% ), 1/15/32 ........................... United States 1,494,355 1,468,158
e,s
AMMC CLO 21 Ltd. , 2017-21A , C , 144A, FRN , 2.351% , ( 3-month
USD LIBOR + 2.1% ), 11/02/30 .......................... United States 400,000 384,440
e,s
AMMC CLO XI Ltd. ,
2012-11A, BR2, 144A, FRN, 1.814%, (3-month USD LIBOR +
1.6%), 4/30/31 ...................................... United States 1,700,000 1,653,051
2012-11A, CR2, 144A, FRN, 2.114%, (3-month USD LIBOR +
1.9%), 4/30/31 ...................................... United States 1,850,000 1,688,018
e,s
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 1.868% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 6,000,000 5,644,285
e,s
Ares European CLO VIII BV , 8A , BR , 144A, FRN , 1.6% , ( 3-month
EURIBOR + 1.6% ), 4/17/32 ............................ Netherlands 700,000 EUR 805,856
e,s
Ares L CLO Ltd. , 2018-50A , B , 144A, FRN , 1.937% , ( 3-month USD
LIBOR + 1.7% ), 1/15/32 ............................... United States 4,000,000 3,927,924
e,s
Ares LII CLO Ltd. , 2019-52A , C , 144A, FRN , 2.896% , ( 3-month USD
LIBOR + 2.68% ), 4/22/31 .............................. United States 1,000,000 994,259
e,s
Ares XLVIII CLO Ltd. ,
2018-48A, B, 144A, FRN, 1.798%, (3-month USD LIBOR +
1.58%), 7/20/30 ..................................... United States 1,000,000 981,325
2018-48A, C, 144A, FRN, 2.018%, (3-month USD LIBOR + 1.8%),
7/20/30 ........................................... United States 3,135,000 2,990,895
e,s
Atrium XIV LLC ,
14A, B, 144A, FRN, 1.93%, (3-month USD LIBOR + 1.7%),
8/23/30 ........................................... United States 2,400,000 2,357,044
14A, C, 144A, FRN, 2.18%, (3-month USD LIBOR + 1.95%),
8/23/30 ........................................... United States 4,000,000 3,853,482
e,s
Atrium XV , 15A , B , 144A, FRN , 1.959% , ( 3-month USD LIBOR +
1.75% ), 1/23/31 ..................................... United States 2,000,000 1,962,946
e,s
Bain Capital Credit CLO Ltd. , 2018-1A , A1 , 144A, FRN , 1.169% ,
( 3-month USD LIBOR + 0.96% ), 4/23/31 .................. United States 2,000,000 1,965,231
e,s
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 2.368% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 2,100,000 2,005,340
e,s
Betony CLO 2 Ltd. , 2018-1A , A2 , 144A, FRN , 1.814% , ( 3-month
USD LIBOR + 1.6% ), 4/30/31 ........................... United States 3,500,000 3,405,113
e,s
Blackrock European CLO IX DAC ,
9A, A, 144A, FRN, 0.9%, (3-month EURIBOR + 0.9%), 12/15/32 Ireland 3,300,000 EUR 3,824,317
9A, B, 144A, FRN, 1.55%, (3-month EURIBOR + 1.55%), 12/15/32 Ireland 1,100,000 EUR 1,262,261
e,s
BlueMountain CLO Ltd. ,
2012-2A, BR2, 144A, FRN, 1.703%, (3-month USD LIBOR +
1.45%), 11/20/28 .................................... United States 2,970,000 2,904,339
2012-2A, DR2, 144A, FRN, 3.153%, (3-month USD LIBOR +
2.9%), 11/20/28 ..................................... United States 2,000,000 1,844,751
2014-2A, CR2, 144A, FRN, 2.418%, (3-month USD LIBOR +
2.2%), 10/20/30 ..................................... United States 1,300,000 1,266,526
2018-3A, B, 144A, FRN, 1.985%, (3-month USD LIBOR + 1.77%),
10/25/30 .......................................... United States 4,000,000 3,938,813

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,s
BlueMountain CLO Ltd., (continued)
2018-3A, C, 144A, FRN, 2.415%, (3-month USD LIBOR + 2.2%),
10/25/30 .......................................... United States 1,785,715 $ 1,726,427
e,s
BlueMountain CLO XXIV Ltd. , 2019-24A , D , 144A, FRN , 4.118% ,
( 3-month USD LIBOR + 3.9% ), 4/20/31 ................... United States 1,000,000 975,568
e,s
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 .................... Ireland 4,550,000 EUR 5,215,472
e,s
BlueMountain Fuji US CLO III Ltd. ,
2017-3A, A2, 144A, FRN, 1.387%, (3-month USD LIBOR +
1.15%), 1/15/30 ..................................... United States 1,000,000 984,192
2017-3A, C, 144A, FRN, 1.937%, (3-month USD LIBOR + 1.7%),
1/15/30 ........................................... United States 500,000 470,648
e,s
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 1.718% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 .................. United States 5,321,575 5,204,706
e,s
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A, A2R2, 144A, FRN, 1.348%, (3-month USD LIBOR +
1.13%), 4/17/31 ..................................... United States 1,200,000 1,167,328
2014-4RA, A2, 144A, FRN, 1.837%, (3-month USD LIBOR +
1.6%), 7/15/30 ...................................... United States 12,000,000 11,662,665
e,s
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
2.437% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 7,300,000 7,075,106
e,s
Carlyle US CLO Ltd. ,
2017-3A, B, 144A, FRN, 2.568%, (3-month USD LIBOR + 2.35%),
7/20/29 ........................................... United States 1,250,000 1,223,255
2017-4A, B, 144A, FRN, 2.087%, (3-month USD LIBOR + 1.85%),
1/15/30 ........................................... United States 1,107,000 1,052,400
2017-4A, C, 144A, FRN, 3.037%, (3-month USD LIBOR + 2.8%),
1/15/30 ........................................... United States 400,000 354,204
2017-5A, A2, 144A, FRN, 1.618%, (3-month USD LIBOR + 1.4%),
1/20/30 ........................................... United States 13,440,000 12,899,304
2017-5A, B, 144A, FRN, 2.018%, (3-month USD LIBOR + 1.8%),
1/20/30 ........................................... United States 2,200,000 2,078,047
e,s
Catamaran CLO Ltd. , 2014-2A , BR , 144A, FRN , 3.168% , ( 3-month
USD LIBOR + 2.95% ), 10/18/26 ......................... United States 3,011,300 2,977,618
e
CF Hippolyta LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 .......... United States 3,612,963 3,660,293
e,s
Cole Park CLO Ltd. , 2015-1A , BR , 144A, FRN , 1.818% , ( 3-month
USD LIBOR + 1.6% ), 10/20/28 .......................... United States 2,571,429 2,527,045
e,g,t
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-14, PT, 144A, FRN, 9.91%, 9/16/41 .................. United States 869,804 822,131
2018-29, PT, 144A, FRN, 28.565%, 12/15/43 ............... United States 394,413 329,683
2018-8, PT, 144A, FRN, 7.172%, 6/17/41 .................. United States 468,268 436,826
2019-26, PT, 144A, FRN, 20.123%, 8/15/44 ................ United States 1,596,308 1,360,274
2019-31, PT, 144A, FRN, 19.138%, 9/15/44 ................ United States 1,456,696 1,248,168
2019-37, PT, 144A, FRN, 20.068%, 10/17/44 ............... United States 1,411,276 1,250,799
2019-42, PT, 144A, FRN, 19.334%, 11/15/44 ............... United States 1,386,012 1,196,414
2019-51, PT, 144A, FRN, 17.231%, 1/15/45 ................ United States 3,641,338 3,170,159
2019-52, PT, 144A, FRN, 17.6%, 1/15/45 .................. United States 4,505,636 3,953,359
2019-S1, PT, 144A, FRN, 15.295%, 4/15/44 ................ United States 1,021,868 858,547
2019-S2, PT, 144A, FRN, 15.2%, 5/16/44 .................. United States 785,715 655,672
2019-S3, PT, 144A, FRN, 14.692%, 6/15/44 ................ United States 538,037 454,252
2019-S4, PT, 144A, FRN, 12.487%, 8/15/44 ................ United States 1,167,682 989,870
2019-S5, PT, 144A, FRN, 13.461%, 9/15/44 ................ United States 1,147,335 1,025,644
2019-S6, PT, 144A, FRN, 11.881%, 10/17/44 ............... United States 1,140,294 981,382
2019-S7, PT, 144A, FRN, 11.349%, 12/15/44 ............... United States 2,236,839 1,945,327
2019-S8, PT, 144A, FRN, 10.753%, 1/15/45 ................ United States 2,693,600 2,336,219
2020-2, PT, 144A, FRN, 17.326%, 3/15/45 ................. United States 4,393,613 3,800,046

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,g,t
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
2020-7, PT, 144A, FRN, 17.023%, 4/17/45 ................. United States 2,636,772 $ 2,292,516
e,s
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 1.338% , ( 3-month
USD LIBOR + 1.12% ), 4/17/30 .......................... United States 1,000,000 971,769
s
CWABS, Inc. , 2004-1 , M1 , FRN , 0.899% , ( 1-month USD LIBOR +
0.75% ), 3/25/34 ..................................... United States 81,595 81,331
e,s
Dorchester Park CLO DAC , 2015-1A , CR , 144A, FRN , 1.968% ,
( 3-month USD LIBOR + 1.75% ), 4/20/28 .................. United States 1,350,000 1,328,128
e,s
Dryden 38 Senior Loan Fund , 2015-38A , CR , 144A, FRN , 2.237% ,
( 3-month USD LIBOR + 2% ), 7/15/30 ..................... United States 2,500,000 2,416,267
e,s
Dryden 45 Senior Loan Fund , 2016-45A , CR , 144A, FRN , 2.437% ,
( 3-month USD LIBOR + 2.2% ), 10/15/30 .................. United States 1,875,000 1,841,078
e,s
Dryden 55 CLO Ltd. ,
2018-55A, C, 144A, FRN, 2.137%, (3-month USD LIBOR + 1.9%),
4/15/31 ........................................... United States 600,000 575,652
2018-55A, D, 144A, FRN, 3.087%, (3-month USD LIBOR +
2.85%), 4/15/31 ..................................... United States 300,000 266,817
e,s
Dryden 58 CLO Ltd. ,
2018-58A, A2, 144A, FRN, 1.468%, (3-month USD LIBOR +
1.25%), 7/17/31 ..................................... United States 1,600,000 1,566,219
2018-58A, B, 144A, FRN, 1.718%, (3-month USD LIBOR + 1.5%),
7/17/31 ........................................... United States 11,000,000 10,713,939
e,s
Dryden 64 CLO Ltd. , 2018-64A , C , 144A, FRN , 1.968% , ( 3-month
USD LIBOR + 1.75% ), 4/18/31 .......................... United States 750,000 718,017
e,s
Dryden 70 CLO Ltd. , 2018-70A , B , 144A, FRN , 1.93% , ( 3-month
USD LIBOR + 1.7% ), 1/16/32 ........................... United States 560,580 552,671
e,s
Eaton Vance CLO Ltd. , 2014-1RA , C , 144A, FRN , 2.337% , ( 3-month
USD LIBOR + 2.1% ), 7/15/30 ........................... United States 789,030 767,146
e,s
Ellington CLO III Ltd. , 2018-3A , A1 , 144A, FRN , 1.868% , ( 3-month
USD LIBOR + 1.65% ), 7/20/30 .......................... United States 3,809,321 3,747,447
e,s
Euro-Galaxy V CLO BV , 2016-5A , BR , 144A, FRN , 1.6% , ( 3-month
EURIBOR + 1.6% ), 11/10/30 ........................... Netherlands 7,400,000 EUR 8,520,224
e
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 ... United States 4,230,000 4,221,749
e,s
Flagship CLO VIII Ltd. , 2014-8A , CRR , 144A, FRN , 2.03% , ( 3-month
USD LIBOR + 1.8% ), 1/16/26 ........................... United States 1,400,000 1,384,595
e,s
Galaxy XXV CLO Ltd. , 2018-25A , B , 144A, FRN , 1.865% , ( 3-month
USD LIBOR + 1.65% ), 10/25/31 ......................... United States 2,000,000 1,958,510
e,s
Galaxy XXVI CLO Ltd. , 2018-26A , B , 144A, FRN , 1.956% , ( 3-month
USD LIBOR + 1.7% ), 11/22/31 .......................... United States 2,100,000 2,073,699
e,s
Galaxy XXVII CLO Ltd. , 2018-27A , A , 144A, FRN , 1.3% , ( 3-month
USD LIBOR + 1.02% ), 5/16/31 .......................... United States 1,500,000 1,482,750
e,s
Gilbert Park CLO Ltd. , 2017-1A , B , 144A, FRN , 1.837% , ( 3-month
USD LIBOR + 1.6% ), 10/15/30 .......................... United States 3,000,000 2,932,813
e,s
Halcyon Loan Advisors Funding Ltd. , 2018-1A , A2 , 144A, FRN ,
2.018% , ( 3-month USD LIBOR + 1.8% ), 7/21/31 ............. United States 5,000,000 4,880,100
e,s
Harbor Park CLO 18-1 Ltd. ,
2018-1A, A2, 144A, FRN, 1.618%, (3-month USD LIBOR + 1.4%),
1/20/31 ........................................... United States 1,710,526 1,682,260
2018-1A, B1, 144A, FRN, 1.918%, (3-month USD LIBOR + 1.7%),
1/20/31 ........................................... United States 466,667 459,771
e,s
Hayfin Kingsland IX Ltd. , 2018-9A , BR , 144A, FRN , 2.022% ,
( 3-month USD LIBOR + 1.8% ), 4/28/31 ................... United States 5,200,000 5,108,832
e,s
Holland Park CLO DAC ,
1A, A1RR, 144A, FRN, 0.92%, (3-month EURIBOR + 0.92%),
11/14/32 .......................................... Ireland 15,000,000 EUR 17,320,166

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
a a
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Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,s
Holland Park CLO DAC, (continued)
1A, A2RR, 144A, FRN, 1.65%, (3-month EURIBOR + 1.65%),
11/14/32 .......................................... Ireland 7,200,000 EUR $ 8,309,394
e,s
HPS Loan Management Ltd. ,
13A-18, A2, 144A, FRN, 1.687%, (3-month USD LIBOR + 1.45%),
10/15/30 .......................................... United States 1,400,000 1,382,055
13A-18, C, 144A, FRN, 2.387%, (3-month USD LIBOR + 2.15%),
10/15/30 .......................................... United States 500,000 482,517
e,s
Invitation Homes Trust ,
2018-SFR3, A, 144A, FRN, 1.147%, (1-month USD LIBOR + 1%),
7/17/37 ........................................... United States 10,522,262 10,560,697
2018-SFR4, A, 144A, FRN, 1.247%, (1-month USD LIBOR +
1.1%), 1/17/38 ...................................... United States 8,704,597 8,736,411
e,s
LCM 26 Ltd. ,
26A, B, 144A, FRN, 1.618%, (3-month USD LIBOR + 1.4%),
1/20/31 ........................................... United States 4,500,000 4,328,907
26A, C, 144A, FRN, 2.018%, (3-month USD LIBOR + 1.8%),
1/20/31 ........................................... United States 2,000,000 1,890,220
e,s
LCM XVI LP , 16A , BR2 , 144A, FRN , 1.987% , ( 3-month USD LIBOR
+ 1.75% ), 10/15/31 .................................. United States 1,756,602 1,734,385
e,s
LCM XVIII LP , 18A , BR , 144A, FRN , 1.818% , ( 3-month USD LIBOR
+ 1.6% ), 4/20/31 .................................... United States 1,210,000 1,175,668
s
Lehman XS Trust , 2005-4 , 1A4 , FRN , 0.709% , ( 1-month USD LIBOR
+ 0.56% ), 10/25/35 .................................. United States 211,474 211,029
e,s
Long Point Park CLO Ltd. ,
2017-1A, A2, 144A, FRN, 1.593%, (3-month USD LIBOR +
1.375%), 1/17/30 .................................... United States 3,400,000 3,291,747
2017-1A, B, 144A, FRN, 1.918%, (3-month USD LIBOR + 1.7%),
1/17/30 ........................................... United States 2,000,000 1,904,465
e,s
Madison Park Euro Funding VIII DAC ,
8A, ARN, 144A, FRN, 0.95%, (3-month EURIBOR + 0.95%),
4/15/32 ........................................... Ireland 24,700,000 EUR 28,652,966
8A, BRN, 144A, FRN, 1.7%, (3-month EURIBOR + 1.7%), 4/15/32 Ireland 2,800,000 EUR 3,241,476
e,s
Madison Park Funding XIV Ltd. ,
2014-14A, BRR, 144A, FRN, 1.916%, (3-month USD LIBOR +
1.7%), 10/22/30 ..................................... United States 2,500,000 2,452,453
2014-14A, CRR, 144A, FRN, 2.416%, (3-month USD LIBOR +
2.2%), 10/22/30 ..................................... United States 937,500 919,674
e,s
Madison Park Funding XLII Ltd. ,
13A, B, 144A, FRN, 1.709%, (3-month USD LIBOR + 1.5%),
11/21/30 .......................................... United States 3,000,000 2,917,725
13A, C, 144A, FRN, 2.009%, (3-month USD LIBOR + 1.8%),
11/21/30 .......................................... United States 1,600,000 1,535,037
e,s
Madison Park Funding XXII Ltd. , 2016-22A , CR , 144A, FRN ,
2.237% , ( 3-month USD LIBOR + 2% ), 1/15/33 .............. United States 2,800,000 2,655,790
e,s
Madison Park Funding XXIX Ltd. ,
2018-29A, B, 144A, FRN, 1.968%, (3-month USD LIBOR +
1.75%), 10/18/30 .................................... United States 4,000,000 3,937,191
2018-29A, C, 144A, FRN, 2.418%, (3-month USD LIBOR + 2.2%),
10/18/30 .......................................... United States 995,968 966,391
e,s
Madison Park Funding XXVIII Ltd. ,
2018-28A, B, 144A, FRN, 1.837%, (3-month USD LIBOR + 1.6%),
7/15/30 ........................................... United States 2,000,000 1,965,259
2018-28A, C, 144A, FRN, 2.087%, (3-month USD LIBOR +
1.85%), 7/15/30 ..................................... United States 4,200,000 4,043,154

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,s
Madison Park Funding XXXI Ltd. ,
2018-31A, A2A, 144A, FRN, 1.709%, (3-month USD LIBOR +
1.5%), 1/23/31 ...................................... United States 3,000,000 $ 2,964,604
2018-31A, B, 144A, FRN, 1.909%, (3-month USD LIBOR + 1.7%),
1/23/31 ........................................... United States 6,000,000 5,895,045
2018-31A, C, 144A, FRN, 2.359%, (3-month USD LIBOR +
2.15%), 1/23/31 ..................................... United States 2,600,000 2,548,000
e,g,t
Mill City Mortgage Loan Trust ,
2016-1, A1, 144A, FRN, 2.5%, 4/25/57 .................... United States 3,398,995 3,436,284
2017-1, A1, 144A, FRN, 2.75%, 11/25/58 .................. United States 655,842 666,973
2017-3, A1, 144A, FRN, 2.75%, 1/25/61 ................... United States 4,990,970 5,142,645
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................... United States 11,994,023 12,444,402
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................... United States 10,323,962 10,963,488
e,s
Neuberger Berman CLO XVIII Ltd. ,
2014-18A, A1BR, 144A, FRN, 1.609%, (3-month USD LIBOR +
1.4%), 10/21/30 ..................................... United States 2,295,000 2,254,936
2014-18A, BR2, 144A, FRN, 2.359%, (3-month USD LIBOR +
2.15%), 10/21/30 .................................... United States 1,600,000 1,553,075
e,s
Neuberger Berman CLO XVI-S Ltd. , 2017-16SA , C , 144A, FRN ,
1.837% , ( 3-month USD LIBOR + 1.6% ), 1/15/28 ............. United States 400,000 390,788
e,s
Neuberger Berman Loan Advisers CLO 26 Ltd. , 2017-26A , C , 144A,
FRN , 1.968% , ( 3-month USD LIBOR + 1.75% ), 10/18/30 ...... United States 2,100,000 2,020,951
e,s
Neuberger Berman Loan Advisers CLO 27 Ltd. , 2018-27A , C , 144A,
FRN , 1.937% , ( 3-month USD LIBOR + 1.7% ), 1/15/30 ........ United States 500,000 479,186
e,s
Newark BSL CLO 2 Ltd. , 2017-1A , B , 144A, FRN , 2.565% , ( 3-month
USD LIBOR + 2.35% ), 7/25/30 .......................... United States 583,989 575,473
e,s
NZCG Funding Ltd. , 2015-1A , A2R , 144A, FRN , 1.784% , ( 3-month
USD LIBOR + 1.55% ), 2/26/31 .......................... United States 7,920,000 7,785,690
e,s
Octagon Investment Partners 18-R Ltd. ,
2018-18A, A1A, 144A, FRN, 1.19%, (3-month USD LIBOR +
0.96%), 4/16/31 ..................................... United States 1,000,000 983,507
2018-18A, C, 144A, FRN, 2.93%, (3-month USD LIBOR + 2.7%),
4/16/31 ........................................... United States 1,000,000 886,530
e,s
Octagon Investment Partners 26 Ltd. ,
2016-1A, A2R, 144A, FRN, 1.587%, (3-month USD LIBOR +
1.35%), 7/15/30 ..................................... United States 1,600,000 1,563,036
2016-1A, BR, 144A, FRN, 1.837%, (3-month USD LIBOR + 1.6%),
7/15/30 ........................................... United States 2,000,000 1,955,167
e,s
Octagon Investment Partners 28 Ltd. ,
2016-1A, A2R, 144A, FRN, 1.665%, (3-month USD LIBOR +
1.45%), 10/24/30 .................................... United States 4,000,000 3,939,596
2016-1A, BR, 144A, FRN, 2.015%, (3-month USD LIBOR + 1.8%),
10/24/30 .......................................... United States 1,186,282 1,170,320
e,s
Octagon Investment Partners 31 LLC , 2017-1A , C , 144A, FRN ,
2.618% , ( 3-month USD LIBOR + 2.4% ), 7/20/30 ............. United States 280,761 276,572
e,s
Octagon Investment Partners 33 Ltd. ,
2017-1A, A2, 144A, FRN, 1.718%, (3-month USD LIBOR + 1.5%),
1/20/31 ........................................... United States 2,000,000 1,944,149
2017-1A, B, 144A, FRN, 2.068%, (3-month USD LIBOR + 1.85%),
1/20/31 ........................................... United States 500,000 476,269
2017-1A, C, 144A, FRN, 2.968%, (3-month USD LIBOR + 2.75%),
1/20/31 ........................................... United States 250,000 228,696

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
a a
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Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,s
Octagon Investment Partners 35 Ltd. , 2018-1A , A1B , 144A, FRN ,
1.318% , ( 3-month USD LIBOR + 1.1% ), 1/20/31 ............. United States 2,000,000 $ 1,960,955
e,s
Octagon Investment Partners 37 Ltd. , 2018-2A , A2 , 144A, FRN ,
1.795% , ( 3-month USD LIBOR + 1.58% ), 7/25/30 ............ United States 1,000,000 976,524
e,s
Octagon Investment Partners XVI Ltd. ,
2013-1A, BR, 144A, FRN, 1.818%, (3-month USD LIBOR + 1.6%),
7/17/30 ........................................... United States 4,000,000 3,900,070
2013-1A, CR, 144A, FRN, 2.068%, (3-month USD LIBOR +
1.85%), 7/17/30 ..................................... United States 3,000,000 2,865,603
e,s
Octagon Investment Partners XVII Ltd. , 2013-1A , BR2 , 144A, FRN ,
1.615% , ( 3-month USD LIBOR + 1.4% ), 1/25/31 ............. United States 9,640,000 9,293,651
e,s
Octagon Investment Partners XXII Ltd. , 2014-1A , CRR , 144A, FRN ,
2.116% , ( 3-month USD LIBOR + 1.9% ), 1/22/30 ............. United States 2,100,000 2,019,023
e,s
Octagon Investment Partners XXIII Ltd. ,
2015-1A, BR, 144A, FRN, 1.437%, (3-month USD LIBOR + 1.2%),
7/15/27 ........................................... United States 1,200,000 1,168,558
2015-1A, DR, 144A, FRN, 2.787%, (3-month USD LIBOR +
2.55%), 7/15/27 ..................................... United States 600,000 563,870
e
Progress Residential Trust ,
2017-SFR1, A, 144A, 2.768%, 8/17/34 .................... United States 407,577 415,159
2018-SFR2, A, 144A, 3.712%, 8/17/35 .................... United States 3,257,000 3,329,310
e,g,t
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 2,817,898 2,763,870
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 2,980,181 2,926,590
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 916,393 929,953
s
RAAC Trust , 2004-SP1 , AII , FRN , 0.849% , ( 1-month USD LIBOR
+ 0.7% ), 3/25/34 .................................... United States 180,311 179,078
e,s
Race Point X CLO Ltd. , 2016-10A , B1R , 144A, FRN , 1.865% ,
( 3-month USD LIBOR + 1.65% ), 7/25/31 .................. United States 700,000 679,573
e,s
TCI-Flatiron CLO Ltd. ,
2017-1A, B, 144A, FRN, 1.84%, (3-month USD LIBOR + 1.56%),
11/18/30 .......................................... United States 2,000,000 1,969,622
2017-1A, C, 144A, FRN, 2.13%, (3-month USD LIBOR + 1.85%),
11/18/30 .......................................... United States 1,700,000 1,642,180
e
Towd Point Mortgage Trust ,
2015-1, AE, 144A, 3%, 10/25/53 ......................... United States 1,958,321 1,991,491
t
2015-2, 1A12, 144A, FRN, 2.75%, 11/25/60 ................ United States 204,558 206,916
t
2015-2, 2A1, 144A, FRN, 3.75%, 11/25/57 ................. United States 156,171 156,905
t
2015-3, A1A, 144A, FRN, 3.5%, 3/25/54 ................... United States 662,304 667,975
t
2015-3, A1B, 144A, FRN, 3%, 3/25/54 .................... United States 305,842 307,901
t
2016-1, A1, 144A, FRN, 3.5%, 2/25/55 .................... United States 4,038,142 4,107,400
t
2016-2, A1A, 144A, FRN, 2.75%, 8/25/55 .................. United States 516,300 529,887
t
2016-3, A1, 144A, FRN, 2.25%, 4/25/56 ................... United States 5,863,937 5,942,244
t
2016-4, A1, 144A, FRN, 2.25%, 7/25/56 ................... United States 8,865,724 9,010,173
t
2016-5, A1, 144A, FRN, 2.5%, 10/25/56 ................... United States 3,103,007 3,172,759
t
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 .................. United States 9,009,348 9,238,008
t
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................... United States 9,200,688 9,456,962
s
2017-5, A1, 144A, FRN, 0.749%, (1-month USD LIBOR + 0.6%),
2/25/57 ........................................... United States 1,931,255 1,928,734
t
2018-1, A1, 144A, FRN, 3%, 1/25/58 ..................... United States 2,723,696 2,845,335
t
2018-3, A1, 144A, FRN, 3.75%, 5/25/58 ................... United States 12,060,748 12,872,204
t
2018-4, A1, 144A, FRN, 3%, 6/25/58 ..................... United States 16,164,342 17,273,656
t
2018-6, A1A, 144A, FRN, 3.75%, 3/25/58 .................. United States 5,474,131 5,782,921
t
2019-1, A1, 144A, FRN, 3.75%, 3/25/58 ................... United States 13,003,650 13,944,126
e,g
Upgrade Master Pass-Thru Trust ,
t
2019-PT1, A, 144A, FRN, 12.429%, 6/15/25 ................ United States 613,407 551,768

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,g
Upgrade Master Pass-Thru Trust, (continued)
2019-PT2, A, 144A, 7.727%, 2/15/26 ..................... United States 2,513,656 $ 2,464,961
e,s
Voya CLO Ltd. ,
2013-2A, A1R, 144A, FRN, 1.185%, (3-month USD LIBOR +
0.97%), 4/25/31 ..................................... United States 11,800,000 11,591,244
2013-2A, CR, 144A, FRN, 2.965%, (3-month USD LIBOR +
2.75%), 4/25/31 ..................................... United States 375,000 328,042
2013-3A, A2RR, 144A, FRN, 1.918%, (3-month USD LIBOR +
1.7%), 10/18/31 ..................................... United States 1,100,000 1,081,292
2014-1A, BR2, 144A, FRN, 2.118%, (3-month USD LIBOR +
1.9%), 4/18/31 ...................................... United States 2,750,000 2,639,774
2014-1A, CR2, 144A, FRN, 3.018%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 600,000 524,277
2016-3A, A2R, 144A, FRN, 1.618%, (3-month USD LIBOR +
1.4%), 10/18/31 ..................................... United States 818,182 804,021
2016-3A, CR, 144A, FRN, 3.468%, (3-month USD LIBOR +
3.25%), 10/18/31 .................................... United States 1,698,113 1,518,208
2017-3A, B, 144A, FRN, 2.568%, (3-month USD LIBOR + 2.35%),
7/20/30 ........................................... United States 507,690 502,379
2018-2A, A2, 144A, FRN, 1.487%, (3-month USD LIBOR +
1.25%), 7/15/31 ..................................... United States 2,500,000 2,440,351
e,s
Webster Park CLO Ltd. , 2015-1A , A2R , 144A, FRN , 1.818% ,
( 3-month USD LIBOR + 1.6% ), 7/20/30 ................... United States 1,750,000 1,706,259
e,s
West CLO Ltd. , 2014-1A , BR , 144A, FRN , 2.068% , ( 3-month USD
LIBOR + 1.85% ), 7/18/26 .............................. United States 2,410,000 2,381,211
567,027,882
a a a a a a
Thrifts & Mortgage Finance 0.1%
t
Conseco Finance Corp. , 1998-6 , A8 , FRN , 6.66% , 6/01/30 ...... United States 1,125,665 1,141,759
t
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% ,
3/01/33 ........................................... United States 494,818 521,238
s
Countrywide Asset-Backed Certificates Trust , 2002-3 , 1A1 , FRN ,
0.889% , ( 1-month USD LIBOR + 0.74% ), 5/25/32 ............ United States 1,100 1,078
1,664,075
a a a a a a
Total Asset-Backed Securities (Cost $616,149,787) ..............................
617,389,748
g
Commercial Mortgage-Backed Securities 18.4%
Capital Markets 0.1%
s
Merrill Lynch Mortgage Investors Trust ,
2003-A, 1A, FRN, 0.889%, (1-month USD LIBOR + 0.74%),
3/25/28 ........................................... United States 158,477 154,542
2003-E, A1, FRN, 0.769%, (1-month USD LIBOR + 0.62%),
10/25/28 .......................................... United States 342,804 340,372
2005-A10, A, FRN, 0.359%, (1-month USD LIBOR + 0.21%),
2/25/36 ........................................... United States 1,505,950 1,477,711
1,972,625
a a a a a a
Diversified Financial Services 4.0%
s
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN ,
2.272% , ( 6-month USD LIBOR + 2% ), 6/25/45 .............. United States 548,840 556,577
e
BAMLL Commercial Mortgage Securities Trust ,
2012-PARK, A, 144A, 2.959%, 12/10/30 ................... United States 3,300,000 3,452,404
2015-200P, A, 144A, 3.218%, 4/14/33 .................... United States 600,000 645,442

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Commercial Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
e,s
Bellemeade Re Ltd. , 2018-1A , M1B , 144A, FRN , 1.749% , ( 1-month
USD LIBOR + 1.6% ), 4/25/28 ........................... United States 2,684,489 $ 2,659,555
e
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 5,325,323 5,507,794
t
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 8,003,357 8,468,347
e,s
BX Commercial Mortgage Trust ,
2018-IND, A, 144A, FRN, 0.898%, (1-month USD LIBOR + 0.75%),
11/15/35 .......................................... United States 3,198,960 3,190,685
2019-XL, A, 144A, FRN, 1.068%, (1-month USD LIBOR + 0.92%),
10/15/36 .......................................... United States 3,654,797 3,661,086
2020-BXLP, A, 144A, FRN, 0.948%, (1-month USD LIBOR +
0.8%), 12/15/36 ..................................... United States 11,539,438 11,539,464
2020-FOX, A, 144A, FRN, Zero Cpn., (1-month USD LIBOR + 1%),
11/15/32 .......................................... United States 13,470,000 13,486,838
e
BXP Trust , 2017-GM , A , 144A, 3.379% , 6/13/39 .............. United States 2,000,000 2,215,923
t
CHL Mortgage Pass-Through Trust , 2004-11 , 2A1 , FRN , 2.605% ,
7/25/34 ........................................... United States 1,030,752 1,034,091
e,g,t
CIM Trust ,
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 .................. United States 4,935,378 5,124,798
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 811,903 843,064
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 7,467,556 7,724,631
g
Commercial Mortgage Trust ,
t
2006-GG7, AJ, FRN, 6.012%, 7/10/38 .................... United States 866,388 779,966
e,t
2014-277P, A, 144A, FRN, 3.611%, 8/10/49 ................ United States 3,880,000 4,135,019
e
2015-3BP, A, 144A, 3.178%, 2/10/35 ..................... United States 600,000 640,812
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 9/25/19 ........................................ United States 159,923 135,115
e,t
CSMC Trust , 2014-IVR3 , A1 , 144A, FRN , 3.5% , 7/25/44 ........ United States 1,063,314 1,104,193
e,s
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 0.848% , ( 1-month
USD LIBOR + 0.7% ), 6/15/34 ........................... United States 1,500,000 1,491,883
e,t
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.555% , 9/10/35 ..................................... United States 2,005,000 2,183,812
e,t
Flagstar Mortgage Trust , 2018-6RR , 1A3 , 144A, FRN , 4% , 10/25/48 United States 2,963,033 2,998,028
t
GE Commercial Mortgage Corp. Trust , 2007-C1 , AM , FRN , 5.606% ,
12/10/49 .......................................... United States 524,139 288,501
t
GSR Mortgage Loan Trust , 2005-AR1 , 1A1 , FRN , 3.422% , 1/25/35 United States 156,842 150,713
e,t
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
NINE , A , 144A, FRN , 2.854% , 9/06/38 .................... United States 600,000 643,331
t
J.P. Morgan Mortgage Trust , 2004-A1 , 5A1 , FRN , 3.967% , 2/25/34 United States 30,233 31,600
MASTR Alternative Loan Trust ,
2003-1, 3A1, 5%, 6/24/23 .............................. United States 12,999 13,720
2003-6, 2A1, 5%, 8/24/25 .............................. United States 23,224 23,226
e
Morgan Stanley Capital I Trust , 2014-150E , A , 144A, 3.912% ,
9/09/32 ........................................... United States 450,000 480,426
e,s
OBX Trust , 2018-1 , A2 , 144A, FRN , 0.799% , ( 1-month USD LIBOR +
0.65% ), 6/25/57 ..................................... United States 1,837,896 1,837,933
e,g,t
Provident Funding Mortgage Trust ,
2019-1, A3, 144A, FRN, 3%, 12/25/49 .................... United States 3,339,431 3,385,955
2020-1, A3, 144A, FRN, 3%, 2/25/50 ..................... United States 4,278,689 4,359,027

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
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Principal
Amount
*
a
Value
a a a a a a
g
Commercial Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
e,s
Radnor Re Ltd. , 2018-1 , M1 , 144A, FRN , 1.549% , ( 1-month USD
LIBOR + 1.4% ), 3/25/28 ............................... United States 251,998 $ 251,901
e,t
Sequoia Mortgage Trust , 2016-2 , A4 , 144A, FRN , 3.5% , 8/25/46 .. United States 6,630,038 6,723,030
s
Structured Asset Mortgage Investments II Trust , 2004-AR6 , A1A ,
FRN , 0.847% , ( 1-month USD LIBOR + 0.7% ), 2/19/35 ........ United States 950,097 922,633
s
Thornburg Mortgage Securities Trust , 2004-3 , A , FRN , 0.889% ,
( 1-month USD LIBOR + 0.74% ), 9/25/34 .................. United States 453,863 445,925
e,t
Wells Fargo Mortgage Backed Securities Trust , 2018-1 , A3 , 144A,
FRN , 3.5% , 7/25/47 .................................. United States 2,587,489 2,614,525
105,751,973
a a a a a a
Thrifts & Mortgage Finance 14.3%
Banc of America Commercial Mortgage Trust , 2015-UBS7 , A4 ,
3.705% , 9/15/48 ..................................... United States 100,000 110,349
FHLMC , 4402 , PE , 3.5% , 3/15/43 .........................
United States 883,837 907,331
s
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.399%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 6,678,478 6,151,834
2014-DN1, M2, FRN, 2.349%, (1-month USD LIBOR + 2.2%),
2/25/24 ........................................... United States 168,003 168,209
2014-DN2, M3, FRN, 3.749%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 14,725,437 13,973,206
2014-DN3, M3, FRN, 4.149%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 2,561,533 2,591,044
2014-DN4, M3, FRN, 4.699%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 5,465,940 5,573,998
2014-HQ1, M3, FRN, 4.249%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 5,718,576 5,796,192
2014-HQ2, M2, FRN, 2.349%, (1-month USD LIBOR + 2.2%),
9/25/24 ........................................... United States 56,118 56,146
2014-HQ2, M3, FRN, 3.899%, (1-month USD LIBOR + 3.75%),
9/25/24 ........................................... United States 14,560,000 14,927,455
2014-HQ3, M3, FRN, 4.899%, (1-month USD LIBOR + 4.75%),
10/25/24 .......................................... United States 1,710,279 1,735,245
2015-DN1, M3, FRN, 4.299%, (1-month USD LIBOR + 4.15%),
1/25/25 ........................................... United States 4,896,559 4,958,237
2015-DNA1, M3, FRN, 3.449%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 5,879,395 6,075,880
2015-DNA2, M3, FRN, 4.049%, (1-month USD LIBOR + 3.9%),
12/25/27 .......................................... United States 10,770,796 10,928,317
2015-DNA3, M3, FRN, 4.849%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 8,896,661 9,307,155
2015-HQ1, M3, FRN, 3.949%, (1-month USD LIBOR + 3.8%),
3/25/25 ........................................... United States 2,146,437 2,152,709
2015-HQ2, M3, FRN, 3.399%, (1-month USD LIBOR + 3.25%),
5/25/25 ........................................... United States 8,360,000 8,502,766
2015-HQA1, M3, FRN, 4.849%, (1-month USD LIBOR + 4.7%),
3/25/28 ........................................... United States 13,631,597 14,205,365
2015-HQA2, M3, FRN, 4.949%, (1-month USD LIBOR + 4.8%),
5/25/28 ........................................... United States 1,581,737 1,628,005
2016-DNA1, M3, FRN, 5.699%, (1-month USD LIBOR + 5.55%),
7/25/28 ........................................... United States 11,339,667 11,971,596
2016-DNA2, M3, FRN, 4.799%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 12,665,159 13,210,569
2016-HQA2, M3, FRN, 5.299%, (1-month USD LIBOR + 5.15%),
11/25/28 .......................................... United States 10,068,326 10,537,737

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
a a
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Principal
Amount
*
a
Value
a a a a a a
g
Commercial Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
s
FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2016-HQA3, M2, FRN, 1.499%, (1-month USD LIBOR + 1.35%),
3/25/29 ........................................... United States 200,338 $ 200,433
2017-DNA1, M2, FRN, 3.399%, (1-month USD LIBOR + 3.25%),
7/25/29 ........................................... United States 2,806,207 2,898,709
2017-DNA2, M2, FRN, 3.599%, (1-month USD LIBOR + 3.45%),
10/25/29 .......................................... United States 16,080,000 16,601,561
2017-DNA3, M2, FRN, 2.649%, (1-month USD LIBOR + 2.5%),
3/25/30 ........................................... United States 10,350,000 10,508,154
2017-HQA1, M2, FRN, 3.699%, (1-month USD LIBOR + 3.55%),
8/25/29 ........................................... United States 20,043,353 20,471,345
2017-HQA3, M2, FRN, 2.499%, (1-month USD LIBOR + 2.35%),
4/25/30 ........................................... United States 183,391 185,895
s
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.399%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 14,282,740 14,158,852
2014-C01, M2, FRN, 4.549%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 2,433,740 2,316,254
2014-C02, 1M2, FRN, 2.749%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 11,284,556 9,983,564
2014-C02, 2M2, FRN, 2.749%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 2,530,400 2,485,300
2014-C03, 1M2, FRN, 3.149%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 17,979,434 16,015,118
2014-C03, 2M2, FRN, 3.049%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 13,882,733 13,871,357
2014-C04, 1M2, FRN, 5.049%, (1-month USD LIBOR + 4.9%),
11/25/24 .......................................... United States 10,019,926 10,426,777
2014-C04, 2M2, FRN, 5.149%, (1-month USD LIBOR + 5%),
11/25/24 .......................................... United States 3,288,497 3,375,011
2015-C01, 1M2, FRN, 4.449%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 7,151,742 7,288,885
2015-C01, 2M2, FRN, 4.699%, (1-month USD LIBOR + 4.55%),
2/25/25 ........................................... United States 2,141,209 2,175,270
b
2015-C02, 1M2, FRN, 4.149%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 8,004,183 8,094,468
2015-C02, 2M2, FRN, 4.149%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 3,250,472 3,304,065
2015-C03, 1M2, FRN, 5.149%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 8,470,243 8,656,069
2015-C03, 2M2, FRN, 5.149%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 3,304,107 3,390,772
2016-C01, 1M2, FRN, 6.899%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 1,347,434 1,440,762
2016-C01, 2M2, FRN, 7.099%, (1-month USD LIBOR + 6.95%),
8/25/28 ........................................... United States 4,175,335 4,513,050
2016-C02, 1M2, FRN, 6.149%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 117,679 124,217
2016-C04, 1M2, FRN, 4.399%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 11,465,419 11,895,388
2016-C05, 2M2, FRN, 4.599%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 8,850,978 9,184,341
2016-C06, 1M2, FRN, 4.399%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 3,536,645 3,671,457
2016-C07, 2M2, FRN, 4.499%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 7,588,666 7,925,008

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Commercial Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
s
FNMA Connecticut Avenue Securities, (continued)
2017-C01, 1M2, FRN, 3.699%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 14,942,991 $ 15,418,408
2017-C02, 2M2, FRN, 3.799%, (1-month USD LIBOR + 3.65%),
9/25/29 ........................................... United States 2,311,488 2,341,390
2017-C03, 1M2, FRN, 3.149%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 2,545,429 2,574,819
2017-C04, 2M2, FRN, 2.999%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 494,784 496,558
2017-C06, 1M2, FRN, 2.799%, (1-month USD LIBOR + 2.65%),
2/25/30 ........................................... United States 10,008,285 9,977,779
GS Mortgage Securities Trust ,
2016-GS3, A4, 2.85%, 10/10/49 ......................... United States 600,000 648,351
2017-GS6, A3, 3.433%, 5/10/50 ......................... United States 2,000,000 2,238,767
JPMBB Commercial Mortgage Securities Trust ,
2015-C30, A5, 3.822%, 7/15/48 ......................... United States 1,500,000 1,666,712
2016-C1, A5, 3.576%, 3/15/49 .......................... United States 1,500,000 1,674,135
s
New York Mortgage Trust , 2005-3 , M1 , FRN , 0.824% , ( 1-month USD
LIBOR + 0.675% ), 2/25/36 ............................. United States 139,006 131,177
Wells Fargo Commercial Mortgage Trust , 2016-NXS6 , A2 , 2.399% ,
11/15/49 .......................................... United States 6,534,000 6,596,121
384,395,644
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $520,932,147) ...............
492,120,242
Mortgage-Backed Securities 2.8%
u
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 3.555% - 3.707%, (12-month USD LIBOR +/- MBS Margin),
10/01/36 - 6/01/37 ................................... United States 1,111,035 1,163,139
1,163,139
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%
†
FHLMC Gold Pools, 15 Year, 5%, 10/01/23 .................. United States 38,579 40,734
FHLMC Gold Pools, 15 Year, 6%, 6/01/23 ................... United States 5,924 6,158
FHLMC Gold Pools, 30 Year, 5%, 1/01/39 ................... United States 84,331 97,275
144,167
u
Federal National Mortgage Association (FNMA) Adjustable Rate 0.4%
FNMA, 1.225% - 5.624%, (1-month USD LIBOR +/- MBS Margin),
5/01/21 - 10/01/44 ................................... United States 9,975,007 10,281,810
10,281,810
Federal National Mortgage Association (FNMA) Fixed Rate 2.4%
FNMA, 15 Year, 3.5%, 10/01/25 ........................... United States 457,040 483,143
FNMA, 15 Year, 4%, 12/01/25 ............................ United States 675,534 716,524
FNMA, 15 Year, 4.5%, 5/01/23 - 6/01/25 .................... United States 412,796 436,326
FNMA, 30 Year, 5%, 3/01/38 ............................. United States 12,994 14,640
v
FNMA, Single-family, 15 Year, 1.5%, 11/25/35 ................ United States 6,090,000 6,216,082
v
FNMA, Single-family, 15 Year, 2%, 11/25/35 ................. United States 53,862,000 55,852,370
63,719,085

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
u
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 2.25% - 2.875%, (1-year CMT T-Note +/- MBS Margin),
4/20/26 - 9/20/26 .................................... United States 11,672 $ 11,845
11,845
Total Mortgage-Backed Securities (Cost $75,420,522) ............................
75,320,046
Municipal Bonds 3.1%
California 1.0%
San Jose Redevelopment Agency Successor Agency ,
Tax Allocation, Senior Lien, 2017A-T, Refunding, 2.48%, 8/01/21 United States 1,595,000 1,620,999
Tax Allocation, Senior Lien, 2017A-T, Refunding, 2.63%, 8/01/22 United States 5,320,000 5,529,874
Tax Allocation, Senior Lien, 2017A-T, Refunding, 3.226%, 8/01/27 United States 190,000 207,493
State of California, GO, 2.375%, 10/01/26 ................... United States 18,195,000 19,551,255
26,909,621
Colorado 0.0%
†
Board of Governors of Colorado State University System, Revenue,
2015E-2, 5%, 3/01/25 ................................ United States 100,000 119,066
Florida 0.0%
†
Citizens Property Insurance, Inc., Revenue, 2015A-1, 5%, 6/01/22 United States 125,000 131,275
Hawaii 0.1%
City & County Honolulu, Wastewater System, Revenue, 2019 B,
Refunding, 2.233%, 7/01/24 ............................ United States 2,470,000 2,586,263
Massachusetts 0.1%
Massachusetts State College Building Authority, Revenue, 2019 C,
Refunding, 2.256%, 5/01/26 ............................ United States 2,635,000 2,754,945
New York 1.5%
Metropolitan Transportation Authority ,
Revenue, 2019 D-1, 5%, 9/01/22 ........................ United States 9,690,000 9,858,606
w
Revenue, 2020 E, Refunding, 4%, 11/15/45 ................ United States 830,000 834,764
New York State Urban Development Corp., State of New York Sales
Tax, Revenue, 2019 B, Refunding, 2.25%, 3/15/26 ........... United States 8,750,000 9,089,150
State of New York, GO, 2019B, Refunding, 2.12%, 2/15/25 ...... United States 18,195,000 19,001,221
38,783,741
Ohio 0.0%
†
City of Cincinnati, GO, 2015A, Refunding, 5%, 12/01/25 ........ United States 100,000 120,889
Teays Valley Local School District, GO, 2015, Refunding, 4%,
12/01/26 .......................................... United States 100,000 109,883
230,772
Oregon 0.1%
State of Oregon, Department of Transportation, Revenue, Senior
Lien, 2019 B, Refunding, 2.18%, 11/15/25 ................. United States 3,640,000 3,888,648
Texas 0.3%
State of Texas, GO, 2016 A, 5%, 4/01/21 .................... United States 2,690,000 2,742,805
Texas State University System, Revenue, 2019 B, Refunding,
2.351%, 3/15/26 ..................................... United States 4,825,000 5,106,201
7,849,006
Total Municipal Bonds (Cost $79,698,412) ......................................
83,253,337

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
a a
Country Shares/Units
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
†
a
Millennium Corporate Claim Trust, Escrow Account ............ United States 477,205 $ —
a
Millennium Lender Claim Trust, Escrow Account .............. United States 477,205 —
a,c
Remington Outdoor Co., Inc., Litigation Units ................. United States 16,078 —
b
Sanchez Energy Corp., Escrow Account .................... United States 1,900,000 19,000
Total Escrows and Litigation Trusts (Cost $–) ...................................
19,000
Total Long Term Investments (Cost $2,562,830,337) .............................
2,539,018,405
a
Short Term Investments 7.4%
a a
Country Shares
a
Value
a
Money Market Funds 7.4%
d,x
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 197,465,127 197,465,127
Total Money Market Funds (Cost $197,465,127) .................................
197,465,127
Total Short Term Investments (Cost $197,465,127 ) ...............................
197,465,127
a
Total Investments (Cost $2,760,295,464) 102.2% ................................
$2,736,483,532
Other Assets, less Liabilities (2.2)% ...........................................
(56,993,309)
Net Assets 100.0% ...........................................................
$2,679,490,223

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
See Abbreviations on page
169
.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
b
Non-income producing.
c
See Note 9 regarding restricted securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2020, the aggregate value of these securities was $915,085,958, representing 34.2% of net assets.
f
Income may be received in additional securities and/or cash.
g
The coupon rate shown represents the rate at period end.
h
See Note 1(j) regarding senior floating rate interests.
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
A portion or all of the security purchased on a delayed delivery basis. See Note 1(j)
k
See Note 7 regarding defaulted securities.
l
See Note 10 regarding unfunded loan commitments.
m
See Note 1(k) regarding Marketplace Lending.
n
See Note 1(f) regarding loan participations and assignments.
o
A supranational organization is an entity formed by two or more central governments through international treaties.
p
Perpetual security with no stated maturity date.
q
Principal amount of security is adjusted for inflation. See Note 1(m).
r
A portion or all of the security has been segregated as collateral for securities sold short, open forward exchange contracts and/or open written options contracts. At October
31, 2020, the aggregate value of these securities pledged amounted to $7,112,918, representing 0.3% of net assets.
s
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
t
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
u
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
v
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
w
Security purchased on a when-issued basis. See Note 1(d).
x
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
At October 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(e).
At October 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
At October 31, 2020, the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Australia 3 Year Bonds ........................ Long 433 $ 35,747,967 12/15/20 $ 144,356
Canada 10 Year Bonds ........................ Long 544 61,676,745 12/18/20 (358,887)
U.S. Treasury 10 Year Notes .................... Short 2,011 277,957,906 12/21/20 1,513,215
U.S. Treasury 10 Year Ultra Notes ................ Short 124 19,502,875 12/21/20 191,567
U.S. Treasury 2 Year Notes ..................... Long 4,027 889,337,781 12/31/20 1,618
U.S. Treasury 5 Year Notes ..................... Short 458 57,525,516 12/31/20 69,840
U.S. Treasury Long Bonds ..................... Short 95 16,384,531 12/21/20 227,717
U.S. Treasury Ultra Bonds ...................... Short 22 4,730,000 12/21/20 83,155
Total Futures Contracts ...................................................................... $1,872,581
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 2,520,623 448,111 11/09/20 $ — $ (8,863)
Brazilian Real ...... JPHQ Sell 2,520,623 471,784 11/09/20 32,536 —
Japanese Yen ...... JPHQ Buy 338,900,000 3,208,308 11/12/20 28,740 —
Brazilian Real ...... JPHQ Sell 4,945,000 898,486 11/30/20 37,446 —
Indonesian Rupiah .. JPHQ Buy 47,801,500,000 3,274,075 12/07/20 — (50,629)
Australian Dollar .... JPHQ Buy 3,300,000 2,341,211 12/24/20 — (20,983)
Australian Dollar .... JPHQ Sell 17,920,000 12,334,694 12/24/20 — (264,848)
Japanese Yen ...... JPHQ Buy 1,392,700,000 13,059,999 1/13/21 255,990 —
Japanese Yen ...... JPHQ Sell 1,378,063,789 13,059,999 1/13/21 — (116,049)
Canadian Dollar .... JPHQ Sell 17,700,000 13,040,211 1/14/21 — (251,340)
Mexican Peso ...... JPHQ Buy 48,650,000 2,107,051 1/14/21 167,765 —
Singapore Dollar .... JPHQ Sell 18,100,000 1,392,252,000 JPY 2/04/21 64,019 —
Brazilian Real ...... JPHQ Sell 2,520,623 446,959 2/08/21 9,126 —
Japanese Yen ...... JPHQ Buy 1,089,785,650 10,289,733 3/08/21 137,619 —
South Korean Won .. JPHQ Sell 3,920,000,000 3,309,637 3/10/21 — (139,363)
Turkish Lira ........ JPHQ Buy 12,510,000 1,518,757 4/06/21 — (136,279)
Total Forward Exchange Contracts ................................................... $733,241 $(988,354)
Net unrealized appreciation (depreciation) ............................................ $(255,113)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.IG.31 ...... 1.00% Quarterly 12/20/21 $ 74,600,000 $ 434,088 $ 460,751 $ (26,663)
Investment
Grade
CDX.NA.IG.33 ...... 1.00% Quarterly 12/20/24 35,400,000 229,875 354,357 (124,482)
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $663,963 $815,108 $(151,145)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Single Name
AES Corp. (The) .... (5.00)% Quarterly CITI 3/20/21 2,750,000 (66,876) (44,890) (21,986)
Ally Financial, Inc. ... (5.00)% Quarterly JPHQ 12/20/24 13,600,000 (2,246,328) (2,101,799) (144,529)
Avon Products, Inc. .. (5.00)% Quarterly CITI 3/20/23 5,835,000 (502,710) (404,452) (98,258)
CenturyLink, Inc. .... (5.00)% Quarterly BZWS 6/20/21 4,700,000 (150,388) (70,578) (79,810)
Energy Transfer LP .. (5.00)% Quarterly MSCO 12/20/20 750,000 (8,916) (4,235) (4,681)
HCA, Inc. ......... (5.00)% Quarterly FBCO 3/20/22 2,050,000 (139,652) (103,648) (36,004)
Italy Government Bond (1.00)% Quarterly BZWS 6/20/23 4,800,000 (59,602) 27,549 (87,151)
Nabors Industries, Inc. (1.00)% Quarterly CITI 12/20/21 6,200,000 1,460,422 102,423 1,357,999
Contracts to Sell Protection
(c)(d)
Single Name
Goldman Sachs Group,
Inc. (The) ....... 1.00% Quarterly JPHQ 12/20/24 13,600,000 269,091 193,699 75,392 BBB+
Indonesia Government
Bond .......... 1.00% Quarterly CITI 12/20/25 3,900,000 6,699 (20,066) 26,765 NR
Italy Government Bond 1.00% Quarterly BZWS 6/20/23 4,800,000 29,981 (120,807) 150,788 NR
Morgan Stanley ..... 1.00% Quarterly JPHQ 12/20/24 13,600,000 305,988 212,596 93,392 BBB+
Nabors Industries, Inc. 1.00% Quarterly CITI 12/20/23 6,200,000 (3,946,599) (581,690) (3,364,909) CC
Traded Index
(e)
BNP Paribas Bespoke
Rodez Index,
Mezzanine Tranche
5-7% .......... 2.00% Quarterly BNDP 12/20/20 4,100,000 (142,138) — (142,139)
Non-
Investment
Grade
(e)
BNP Paribas Bespoke
Rodez2 Index,
Mezzanine Tranche
5-7% .......... 3.20% Quarterly BNDP 12/20/20 2,340,000 (46,380) — (46,380)
Non-
Investment
Grade
(e)
Citibank Bespoke
Palma Index,
Mezzanine Tranche
5-7% .......... 2.30% Quarterly CITI 6/20/21 4,910,000 (123,153) — (123,153)
Non-
Investment
Grade
(e)
Citibank Bespoke
Phoenix Index,
Mezzanine Tranche
5-7% .......... 2.90% Quarterly CITI 12/20/21 3,500,000 (282,445) — (282,445)
Non-
Investment
Grade
MCDX.NA.30 ...... 1.00% Quarterly CITI 6/20/28 2,000,000 11,189 15,401 (4,212)
Investment
Grade
MCDX.NA.31 ...... 1.00% Quarterly CITI 12/20/23 12,200,000 (71,942) 78,825 (150,767)
Investment
Grade

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
87
At October 31, 2020, the Fund had the following cross-currency swap contracts outstanding. See Note 1 ( e ).
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 4.10% Quarterly MSCO 12/20/21 $ 3,700,000 $ (960,511) $ — $ (960,511)
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 3.98% Quarterly MSCO 12/20/21 3,700,000 (965,352) — (965,352)
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(7,629,622) $(2,821,671) $(4,807,951)
Total Credit Default Swap Contracts .................................... $(6,965,659) $ (2,006,563) $(4,959,096)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
Cross-Currency Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 1.85% ..... Quarterly 617,500 USD
Pay Fixed 1.5% ............................. Annual CITI 5/04/21 500,000 EUR $ 33,622
Receive Floating 3-month USD LIBOR + 1.894% ..... Quarterly 2,460,000 USD
Pay Fixed 1.5% ............................. Annual CITI 5/04/21 2,000,000 EUR 125,155
Receive Floating 3-month USD LIBOR + 1.303% ..... Quarterly 496,000 USD
Pay Fixed 1% .............................. Annual JPHQ 5/04/21 400,000 EUR 29,208
Receive Floating 3-month USD LIBOR + 1.175% ..... Quarterly 41,106,000 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 11/22/21 37,200,000 EUR (2,165,894)
Receive Floating 3-month USD LIBOR + 1.175% ..... Quarterly 4,862,000 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 11/22/21 4,400,000 EUR (256,181)
Receive Floating 3-month USD LIBOR + 1.174% ..... Quarterly 30,525,000 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 12/10/21 27,500,000 EUR (1,475,268)
Receive Floating 3-month USD LIBOR + 1.318% ..... Quarterly 13,930,500 USD
Pay Floating 3-month EURIBOR + 1.2% .......... Quarterly CITI 12/12/21 12,550,000 EUR (677,103)
Receive Floating 3-month USD LIBOR + 0.849% ..... Quarterly 3,472,000 USD
Pay Fixed 0.75% ............................ Annual DBAB 9/14/22 2,800,000 EUR 182,394
Total Cross Currency Swap Contracts ........................................................... $(4,204,067)

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
At October 31, 2020, the Fund had the following inflation index swap contracts outstanding. See Note 1 ( e ).
At October 31, 2020, the Fund had the following total return swap contracts outstanding. See Note 1(e).
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USCPI ............ At Maturity
Pay Fixed 2.079% ..... At Maturity 9/18/24 $ 1,770,000 $ (47,662) $ — $ (47,662)
Receive variable change
  in USCPI ............ At Maturity
Pay Fixed 1.893% ..... At Maturity 1/15/27 74,700,000 (983,969) — (983,969)
Receive variable change
  in USCPI ............ At Maturity
Pay Fixed 2.313% ..... At Maturity 6/01/28 1,400,000 (81,267) — (81,267)
Total Inflation Index Swap Contracts .................................. $(1,112,898) $— $(1,112,898)
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ...........................
3-month
USD LIBOR Quarterly MSCO 12/21/20 14,000,000 $ (284,410)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ...........................
3-month
USD LIBOR Quarterly MSCO 12/21/20 10,125,000 (205,690)
Total Return Swap Contracts .................................................................... $(490,100)
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.

Franklin Investors Securities Trust
Consolidated Financial Highlights
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
89
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.92 $9.31 $9.84 $9.93 $9.87
Income from investment operations
a
:
Net investment income .......................... 0.257
b
0.302
b
0.269 0.251
b
0.231
Net realized and unrealized gains (losses) ........... 0.170 0.618 (0.518) (0.110) 0.107
Total from investment operations .................... 0.427 0.920 (0.249) 0.141 0.338
Less distributions from:
Net investment income and net foreign currency gains .. (0.306) (0.310) (0.275) (0.231) (0.278)
Tax return of capital ............................ — — (0.006) — —
Total distributions ............................... (0.306) (0.310) (0.281) (0.231) (0.278)
Net asset value, end of year ....................... $10.04 $9.92 $9.31 $9.84 $9.93
Total return
c
................................... 4.38% 10.01% (2.57)% 1.47% 3.53%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.90% 0.90% 0.91% 0.91% 0.90%
Expenses net of waiver and payments by affiliates ....... 0.85%
d
0.86%
d
0.88%
d
0.87%
d
0.85%
d
Net investment income ........................... 2.59% 3.12% 2.91% 2.58% 2.32%
Supplemental data
Net assets, end of year (000’s) ..................... $4,031,242 $3,422,747 $2,763,774 $3,153,751 $3,623,035
Portfolio turnover rate ............................ 228.24% 169.95%
e
151.77% 101.07% 287.38%
Portfolio turnover rate excluding mortgage dollar rolls .... 137.82%
f
98.83%
e,f
84.86%
f
78.46%
f
146.15%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note
1
(
i
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Consolidated Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
90
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.85 $9.25 $9.77 $9.87 $9.84
Income from investment operations
a
:
Net investment income .......................... 0.216
b
0.262
b
0.183 0.212
b
0.189
Net realized and unrealized gains (losses) ........... 0.171 0.609 (0.457) (0.109) 0.100
Total from investment operations .................... 0.387 0.871 (0.274) 0.103 0.289
Less distributions from:
Net investment income and net foreign currency gains .. (0.267) (0.271) (0.241) (0.203) (0.259)
Tax return of capital ............................ — — (0.005) — —
Total distributions ............................... (0.267) (0.271) (0.246) (0.203) (0.259)
Net asset value, end of year ....................... $9.97 $9.85 $9.25 $9.77 $9.87
Total return
c
................................... 4.01% 9.52% (2.84)% 0.98% 3.13%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.30% 1.30% 1.31% 1.31% 1.30%
Expenses net of waiver and payments by affiliates ....... 1.25%
d
1.26%
d
1.28%
d
12.70%
d
1.25%
d
Net investment income ........................... 2.20% 2.72% 2.51% 2.18% 1.92%
Supplemental data
Net assets, end of year (000’s) ..................... $208,947 $236,838 $243,068 $354,269 $449,274
Portfolio turnover rate ............................ 228.24% 169.95%
e
151.77% 101.07% 287.38%
Portfolio turnover rate excluding mortgage dollar rolls .... 137.82%
f
98.83%
e,f
84.86%
f
78.46%
f
146.15%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note
1
(
i
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Consolidated Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
91
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.88 $9.27 $9.80 $9.90 $9.85
Income from investment operations
a
:
Net investment income .......................... 0.232
b
0.277
b
0.182 0.228
b
0.199
Net realized and unrealized gains (losses) ........... 0.171 0.619 (0.453) (0.115) 0.117
Total from investment operations .................... 0.403 0.896 (0.271) 0.113 0.316
Less distributions from:
Net investment income and net foreign currency gains .. (0.282) (0.286) (0.253) (0.213) (0.266)
Tax return of capital ............................ — — (0.006) — —
Total distributions ............................... (0.282) (0.286) (0.259) (0.213) (0.266)
Net asset value, end of year ....................... $10.00 $9.88 $9.27 $9.80 $9.90
Total return .................................... 4.14% 9.66% (2.70)% 1.19% 3.31%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.15% 1.15% 1.16% 1.16% 1.15%
Expenses net of waiver and payments by affiliates ....... 1.10%
c
1.11%
c
1.13%
c
1.12%
c
1.10%
c
Net investment income ........................... 2.36% 2.87% 2.66% 2.33% 2.07%
Supplemental data
Net assets, end of year (000’s) ..................... $17,274 $21,223 $23,620 $36,337 $58,715
Portfolio turnover rate ............................ 228.24% 169.95%
d
151.77% 101.07% 287.38%
Portfolio turnover rate excluding mortgage dollar rolls .... 137.82%
e
98.83%
d,e
84.86%
e
78.46%
e
146.15%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.
e
See Note
1
(
i
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Consolidated Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
92
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.99 $9.38 $9.90 $9.98 $9.91
Income from investment operations
a
:
Net investment income .......................... 0.294
b
0.340
b
0.308 0.296
b
0.195
Net realized and unrealized gains (losses) ........... 0.168 0.617 (0.512) (0.117) 0.173
Total from investment operations .................... 0.462 0.957 (0.204) 0.179 0.368
Less distributions from:
Net investment income and net foreign currency gains .. (0.341) (0.347) (0.309) (0.259) (0.298)
Tax return of capital ............................ — — (0.007) — —
Total distributions ............................... (0.341) (0.347) (0.316) (0.259) (0.298)
Net asset value, end of year ....................... $10.11 $9.99 $9.38 $9.90 $9.98
Total return .................................... 4.72% 10.35% (2.10)% 1.75% 3.94%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.53% 0.54% 0.50% 0.51%
Expenses net of waiver and payments by affiliates ....... 0.48%
c
0.49%
c
0.49%
c
0.48%
c
0.46%
c
Net investment income ........................... 2.95% 3.49% 3.30% 2.97% 2.71%
Supplemental data
Net assets, end of year (000’s) ..................... $547,075 $481,399 $430,637 $398,732 $93,892
Portfolio turnover rate ............................ 228.24% 169.95%
d
151.77% 101.07% 287.38%
Portfolio turnover rate excluding mortgage dollar rolls .... 137.82%
e
98.83%
d,e
84.86%
e
78.46%
e
146.15%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.
e
See Note
1
(
i
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Consolidated Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
93
a
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.98 $9.37 $9.89 $9.98 $9.91
Income from investment operations
a
:
Net investment income .......................... 0.281
b
0.328
b
0.291 0.275
b
0.218
Net realized and unrealized gains (losses) ........... 0.169 0.618 (0.507) (0.116) 0.142
Total from investment operations .................... 0.450 0.946 (0.216) 0.159 0.360
Less distributions from:
Net investment income and net foreign currency gains .. (0.329) (0.336) (0.297) (0.249) (0.290)
Tax return of capital ............................ — — (0.007) — —
Total distributions ............................... (0.329) (0.336) (0.304) (0.249) (0.290)
Net asset value, end of year ....................... $10.10 $9.98 $9.37 $9.89 $9.98
Total return .................................... 4.60% 10.23% (2.22)% 1.65% 3.75%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.64% 0.65% 0.66% 0.66% 0.65%
Expenses net of waiver and payments by affiliates ....... 0.60%
c
0.61%
c
0.63%
c
0.62%
c
0.60%
c
Net investment income ........................... 2.84% 3.37% 3.16% 2.83% 2.57%
Supplemental data
Net assets, end of year (000’s) ..................... $293,080 $863,516 $620,803 $595,239 $740,046
Portfolio turnover rate ............................ 228.24% 169.95%
d
151.77% 101.07% 287.38%
Portfolio turnover rate excluding mortgage dollar rolls .... 137.82%
e
98.83%
d,e
8.49%
e
78.46%
e
146.15%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.
e
See Note
1
(
i
) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Consolidated Statement of Investments, October 31, 2020
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
94
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Aerospace & Defense 0.0%
a,b
Remington Outdoor Co., Inc. ............................. United States 52,019 $ —
b
Energy Equipment & Services 0.0%
†
b
Weatherford International plc ............................. United States 34,108 71,286
b
Entertainment 0.0%
†
AMC Entertainment Holdings, Inc. ......................... United States 1,725 4,071
Hotels, Restaurants & Leisure 0.0%
†
a,b,c
Turtle Bay Resort LLC .................................. United States 1,550,568 34,112
b
Multiline Retail 0.0%
a,b,d
K2016470219 South Africa Ltd., A ......................... South Africa 28,762,824 —
a,b,d
K2016470219 South Africa Ltd., B ......................... South Africa 2,862,311 —
—
Oil, Gas & Consumable Fuels 0.0%
†
Riviera Resources, Inc. ................................. United States 12,605 3,838
Paper & Forest Products 0.0%
†
a,b,d
Appvion Operations, Inc. ................................ United States 13,033 193,437
Verso Corp., A ........................................ United States 6,954 54,102
247,539
Road & Rail 0.0%
a
Onsite Rental Group Operations Pty. Ltd. ................... Australia 100,554 —
Specialty Retail 0.0%
†
Party City Holdings, Inc. ................................ United States 112,955 224,781
Total Common Stocks (Cost $3,419,082) .......................................
585,627
Management Investment Companies 13.1%
Capital Markets 13.1%
e
Franklin Floating Rate Income Fund ....................... United States 1,549,310 11,263,485
e
Franklin Liberty High Yield Corporate ETF ................... United States 5,830,000 147,928,671
e
Franklin Liberty Investment Grade Corporate ETF ............. United States 18,335,000 487,160,950
e
Franklin Liberty Senior Loan ETF ......................... United States 914,900 21,950,830
668,303,936
Total Management Investment Companies (Cost $648,335,900) ...................
668,303,936
Preferred Stocks 0.1%
Banks 0.1%
Citigroup Capital XIII, 6.586% ............................ United States 93,000 2,548,200
Total Preferred Stocks (Cost $2,325,000) .......................................
2,548,200
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 2,551 20
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 3,189 11
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 4,100 4
35

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
95
a a
Country Warrants
a
Value
a a a a a a
Warrants
(continued)
Paper & Forest Products 0.0%
†
Verso Corp., 7/25/23 ................................... United States 732 $ 377
Total Warrants (Cost $—) .....................................................
412
Principal
Amount
*
Corporate Bonds 27.8%
Aerospace & Defense 0.2%
Lockheed Martin Corp. ,
Senior Bond, 3.55%, 1/15/26 ........................... United States 3,300,000 3,733,021
Senior Bond, 4.07%, 12/15/42 .......................... United States 1,700,000 2,109,948
Northrop Grumman Corp. , Senior Bond , 5.25% , 5/01/50 ........
United States 3,500,000 4,996,550
10,839,519
Air Freight & Logistics 0.8%
FedEx Corp. ,
Senior Bond, 4.05%, 2/15/48 ........................... United States 2,000,000 2,302,670
Senior Note, 3.8%, 5/15/25 ............................ United States 19,900,000 22,435,111
United Parcel Service, Inc. , Senior Bond , 5.3% , 4/01/50 ........
United States 10,000,000 14,396,907
39,134,688
Airlines 0.2%
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 10,500,000 10,665,144
Auto Components 0.1%
f
Adient US LLC , Senior Secured Note , 144A, 7% , 5/15/26 ....... United States 3,000,000 3,205,095
f
Allison Transmission, Inc. , Senior Bond , 144A, 5.875% , 6/01/29 .. United States 2,500,000 2,733,112
5,938,207
Banks 2.9%
f
Akbank T.A.S. , Senior Note , 144A, 5.125% , 3/31/25 ........... Turkey 5,600,000 5,189,464
Bank of America Corp. ,
Senior Bond, 2.592% to 4/29/30, FRN thereafter, 4/29/31 ..... United States 6,700,000 7,019,943
Sub. Bond, 6.11%, 1/29/37 ............................ United States 2,800,000 3,951,617
f
BDO Unibank, Inc. , Senior Note , Reg S, 2.95% , 3/06/23 ........ Philippines 1,600,000 1,663,700
f
BNP Paribas SA , Senior Note , 144A, 2.219% to 6/09/25, FRN
thereafter , 6/09/26 ................................... France 5,900,000 6,107,350
Capital One Bank USA NA , Sub. Note , 3.375% , 2/15/23 ........
United States 6,000,000 6,356,727
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/03/30, FRN thereafter, 6/03/31 ..... United States 10,500,000 10,939,992
Senior Bond, 4.65%, 7/23/48 ........................... United States 3,700,000 4,797,668
g
Comerica, Inc. , Junior Sub. Bond , 5.625% to 10/01/25, FRN
thereafter , Perpetual ................................. United States 3,800,000 4,066,000
Credit Suisse Group Funding Guernsey Ltd. , Senior Bond , 4.875% ,
5/15/45 ........................................... Switzerland 3,100,000 4,068,302
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31 ..... United Kingdom 10,600,000 10,970,866
Senior Bond, 2.357% to 8/18/30, FRN thereafter, 8/18/31 ..... United Kingdom 3,800,000 3,776,827
Senior Note, 2.013% to 9/22/27, FRN thereafter, 9/22/28 ...... United Kingdom 12,400,000 12,334,461
JPMorgan Chase & Co. ,
Senior Bond, 4.493% to 3/24/30, FRN thereafter, 3/24/31 ..... United States 32,100,000 38,844,251
Sub. Bond, 4.95%, 6/01/45 ............................ United States 1,600,000 2,139,525

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
96
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Banks (continued)
Lloyds Banking Group plc , Senior Note , 3.87% to 7/09/24, FRN
thereafter , 7/09/25 ................................... United Kingdom 2,500,000 $ 2,729,044
SVB Financial Group ,
Senior Note, 3.5%, 1/29/25 ............................ United States 6,000,000 6,489,259
Senior Note, 3.125%, 6/05/30 .......................... United States 3,600,000 3,936,981
Toronto-Dominion Bank (The) , Senior Note , 3.25% , 3/11/24 ......
Canada 1,900,000 2,061,525
Wells Fargo & Co. , Senior Note , 2.393% to 6/02/27, FRN thereafter ,
6/02/28 ........................................... United States 9,900,000 10,280,656
147,724,158
Beverages 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.7%, 2/01/36 ............................ Belgium 1,800,000 2,205,887
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 3,400,000 4,173,455
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 18,400,000 20,793,552
27,172,894
Biotechnology 1.3%
AbbVie, Inc. ,
Senior Bond, 4.25%, 11/14/28 .......................... United States 1,800,000 2,125,008
Senior Bond, 4.7%, 5/14/45 ............................ United States 3,200,000 3,906,235
f
Senior Note, 144A, 3.8%, 3/15/25 ....................... United States 1,900,000 2,111,947
f
Senior Note, 144A, 3.2%, 11/21/29 ...................... United States 18,000,000 19,883,075
Amgen, Inc. , Senior Note , 2.2% , 2/21/27 ....................
United States 5,600,000 5,892,090
Biogen, Inc. ,
Senior Bond, 5.2%, 9/15/45 ............................ United States 21,200,000 27,496,374
Senior Note, 2.25%, 5/01/30 ........................... United States 3,500,000 3,533,970
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75% , 9/15/30 ..
United States 1,400,000 1,350,753
66,299,452
Capital Markets 0.5%
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 6.25%, 2/01/41 ........................... United States 2,800,000 4,188,423
Senior Note, 3.75%, 2/25/26 ........................... United States 6,300,000 7,087,529
Senior Note, 2.6%, 2/07/30 ............................ United States 10,000,000 10,558,297
Morgan Stanley , Senior Note , 2.188% to 4/28/25, FRN thereafter ,
4/28/26 ........................................... United States 2,200,000 2,306,634
24,140,883
Chemicals 0.6%
Air Products and Chemicals, Inc. , Senior Bond , 2.05% , 5/15/30 ...
United States 4,900,000 5,115,127
f,h
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 600,015 494,012
f
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 11,800,000 10,912,640
f
CNAC HK Finbridge Co. Ltd. , Senior Note , Reg S, 3.875% , 6/19/29 China 7,100,000 7,498,062
Westlake Chemical Corp. , Senior Note , 3.375% , 6/15/30 ........
United States 3,500,000 3,754,711
f
Yara International ASA , Senior Note , 144A, 3.148% , 6/04/30 ..... Brazil 1,700,000 1,813,297
29,587,849
Commercial Services & Supplies 0.1%
f
Harsco Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............. United States 2,500,000 2,560,937

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
97
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
f
Harsco Corp., Senior Note, 144A, 5.75%, 7/31/27
Communications Equipment 0.1%
f
CommScope Technologies LLC , Senior Note , 144A, 5% , 3/15/27 .. United States 3,000,000 $ 2,814,375
Consumer Finance 0.5%
Capital One Financial Corp. ,
Senior Note, 3.75%, 3/09/27 ........................... United States 2,000,000 2,236,105
Senior Note, 3.65%, 5/11/27 ........................... United States 12,900,000 14,302,121
Senior Note, 3.8%, 1/31/28 ............................ United States 3,700,000 4,160,512
OneMain Finance Corp. , Senior Bond , 5.375% , 11/15/29 ........
United States 3,000,000 3,090,000
23,788,738
Containers & Packaging 0.7%
Amcor Finance USA, Inc. , Senior Note , 3.625% , 4/28/26 ........
United States 11,800,000 13,082,218
Bemis Co., Inc. , Senior Note , 2.63% , 6/19/30 ................
United States 2,800,000 2,936,637
f
CCL Industries, Inc. , Senior Note , 144A, 3.05% , 6/01/30 ........ Canada 6,600,000 7,016,682
f
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% ,
4/15/25 ........................................... United States 3,000,000 2,897,850
f
Plastipak Holdings, Inc. , Senior Note , 144A, 6.25% , 10/15/25 .... United States 3,000,000 3,009,375
f
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 2,300,000 2,337,375
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 4,700,000 5,008,629
36,288,766
Diversified Financial Services 0.2%
f
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 10,500,000 10,392,008
Shell International Finance BV , Senior Bond , 4.55% , 8/12/43 .....
Netherlands 1,700,000 2,068,080
12,460,088
Diversified Telecommunication Services 0.7%
f
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 3,000,000 3,043,125
AT&T, Inc. ,
Senior Bond, 3.4%, 5/15/25 ............................ United States 1,900,000 2,095,232
Senior Bond, 4.3%, 2/15/30 ............................ United States 18,000,000 20,994,660
Senior Note, 2.3%, 6/01/27 ............................ United States 3,600,000 3,740,872
Bell Canada, Inc. , Senior Bond , 4.464% , 4/01/48 ..............
Canada 3,600,000 4,492,705
f
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5% , 2/01/28 ................................... United States 1,500,000 1,581,000
Orange SA , Senior Bond , 8.75% , 3/01/31 ...................
France 1,300,000 2,107,167
38,054,761
Electric Utilities 2.1%
Commonwealth Edison Co. , Senior Bond , 6.45% , 1/15/38 .......
United States 700,000 1,066,512
Duke Energy Corp. ,
Senior Bond, 3.75%, 9/01/46 ........................... United States 2,000,000 2,252,204
Senior Note, 3.15%, 8/15/27 ........................... United States 15,400,000 16,916,268

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
98
a a
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Principal
Amount
*
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Value
a a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .........
United States 1,300,000 $ 1,975,363
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 16,900,000 19,569,944
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ..............
United States 9,000,000 10,703,223
Southern Co. (The) ,
Senior Bond, 3.25%, 7/01/26 ........................... United States 9,850,000 10,970,055
Senior Bond, 4.4%, 7/01/46 ............................ United States 2,000,000 2,394,471
A, Senior Bond, 3.7%, 4/30/30 ......................... United States 13,900,000 15,771,706
f
State Grid Overseas Investment 2016 Ltd. ,
Senior Note, 144A, 3.5%, 5/04/27 ....................... China 10,700,000 11,898,134
Senior Note, 144A, 4.25%, 5/02/28 ...................... China 6,700,000 7,845,406
f
TNB Global Ventures Capital Bhd. , Senior Note , Reg S, 3.244% ,
10/19/26 .......................................... Malaysia 4,300,000 4,629,659
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 520,000 767,316
106,760,261
Electrical Equipment 0.0%
†
Emerson Electric Co. , Senior Bond , 2.75% , 10/15/50 ...........
United States 2,400,000 2,426,310
Electronic Equipment, Instruments & Components 0.4%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 3,000,000 3,000,000
Flex Ltd. , Senior Note , 4.875% , 5/12/30 .....................
United States 14,200,000 16,437,248
FLIR Systems, Inc. , Senior Note , 2.5% , 8/01/30 ...............
United States 3,000,000 3,094,996
22,532,244
Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond, 4.08%, 12/15/47 .......................... United States 1,200,000 1,185,016
Senior Note, 4.486%, 5/01/30 .......................... United States 800,000 908,102
i
Valaris plc , Senior Bond , 5.75% , 10/01/44 ................... Saudi Arabia 700,000 34,125
f
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 1,032,000 613,152
2,740,395
Entertainment 0.2%
f
AMC Entertainment Holdings, Inc. ,
h
Secured Note, 144A, PIK, 12%, 6/15/26 .................. United States 589,000 20,026
Senior Secured Note, 144A, 10.5%, 4/24/26 ............... United States 69,000 35,535
f
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 ............ United States 3,000,000 3,517,500
Walt Disney Co. (The) ,
Senior Note, 2.2%, 1/13/28 ............................ United States 6,400,000 6,693,768
Senior Note, 2%, 9/01/29 ............................. United States 2,000,000 2,049,757
12,316,586
Equity Real Estate Investment Trusts (REITs) 0.4%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 .....
United States 5,900,000 6,235,298
Equinix, Inc. , Senior Note , 3.2% , 11/18/29 ...................
United States 3,500,000 3,807,378
National Retail Properties, Inc. , Senior Bond , 4.3% , 10/15/28 .....
United States 9,700,000 10,841,475
20,884,151

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
99
a a
Country
Principal
Amount
*
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Value
a a a a a a
Corporate Bonds
(continued)
Food & Staples Retailing 0.3%
f
Cencosud SA , Senior Note , 144A, 4.375% , 7/17/27 ............ Chile 9,700,000 $ 10,528,347
Costco Wholesale Corp. , Senior Note , 1.375% , 6/20/27 .........
United States 6,900,000 7,034,715
17,563,062
Food Products 0.5%
B&G Foods, Inc. , Senior Note , 5.25% , 9/15/27 ...............
United States 3,000,000 3,107,820
Bunge Ltd. Finance Corp. , Senior Note , 3.25% , 8/15/26 .........
United States 12,000,000 12,968,209
Kraft Heinz Foods Co. , Senior Note , 3% , 6/01/26 ..............
United States 3,100,000 3,152,570
f
Post Holdings, Inc. , Senior Bond , 144A, 4.625% , 4/15/30 ....... United States 3,000,000 3,082,500
Unilever Capital Corp. , Senior Note , 2.6% , 5/05/24 ............
United Kingdom 4,500,000 4,793,736
27,104,835
Health Care Equipment & Supplies 0.0%
†
Edwards Lifesciences Corp. , Senior Note , 4.3% , 6/15/28 ........
United States 1,700,000 2,010,357
Health Care Providers & Services 2.2%
Anthem, Inc. ,
Senior Bond, 2.25%, 5/15/30 ........................... United States 14,500,000 14,952,384
Senior Bond, 4.65%, 1/15/43 ........................... United States 3,100,000 3,876,432
Senior Note, 4.101%, 3/01/28 .......................... United States 1,800,000 2,077,240
Centene Corp. , Senior Note , 4.25% , 12/15/27 ................
United States 2,000,000 2,109,630
CHS/Community Health Systems, Inc. , Senior Secured Note , 6.25% ,
3/31/23 ........................................... United States 3,000,000 2,977,500
Cigna Corp. ,
Senior Note, 4.125%, 11/15/25 ......................... United States 5,900,000 6,754,091
Senior Note, 4.375%, 10/15/28 ......................... United States 5,000,000 5,926,561
Senior Note, 2.4%, 3/15/30 ............................ United States 10,000,000 10,368,562
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 20,600,000 23,887,974
Senior Bond, 4.78%, 3/25/38 ........................... United States 3,200,000 3,857,719
Kaiser Foundation Hospitals , 2019 , Senior Bond , 3.266% , 11/01/49
United States 11,270,000 12,221,127
Orlando Health Obligated Group , 3.777% , 10/01/28 ............
United States 2,810,000 3,128,910
Providence St Joseph Health Obligated Group , H , 2.746% , 10/01/26
United States 8,875,000 9,666,068
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 11,200,000 11,989,813
113,794,011
Hotels, Restaurants & Leisure 0.1%
f
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Note ,
144A, 5.25% , 5/15/27 ................................. United States 3,000,000 2,779,275
Household Durables 0.5%
f
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior Note ,
144A, 6.75% , 8/01/25 ................................. United States 3,000,000 3,100,935
Mohawk Industries, Inc. , Senior Note , 3.625% , 5/15/30 .........
United States 19,400,000 21,079,696
24,180,631

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
100
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers 0.2%
f
Calpine Corp. , Senior Note , 144A, 5.125% , 3/15/28 ............ United States 2,500,000 $ 2,581,300
f
Colbun SA , Senior Note , 144A, 3.15% , 3/06/30 ............... Chile 4,400,000 4,606,360
f
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 2,500,000 2,371,875
f
Talen Energy Supply LLC , Senior Secured Note , 144A, 7.25% ,
5/15/27 ........................................... United States 3,000,000 3,011,250
12,570,785
Insurance 1.8%
Aflac, Inc. , Senior Note , 3.6% , 4/01/30 .....................
United States 6,000,000 6,958,537
Athene Holding Ltd. , Senior Bond , 3.5% , 1/15/31 ..............
United States 15,300,000 15,406,347
f
Liberty Mutual Group, Inc. , Senior Note , 144A, 4.569% , 2/01/29 .. United States 12,000,000 14,486,941
Marsh & McLennan Cos., Inc. ,
Senior Bond, 4.375%, 3/15/29 .......................... United States 4,900,000 5,891,877
Senior Bond, 2.25%, 11/15/30 .......................... United States 5,500,000 5,723,511
f
Metropolitan Life Global Funding I , Senior Secured Note , 144A,
2.95% , 4/09/30 ..................................... United States 17,700,000 19,730,580
Prudential plc , Senior Note , 3.125% , 4/14/30 .................
United Kingdom 18,000,000 20,083,900
Willis North America, Inc. , Senior Note , 2.95% , 9/15/29 .........
United States 4,600,000 5,012,600
93,294,293
Interactive Media & Services 0.3%
f
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 15,000,000 15,184,844
Internet & Direct Marketing Retail 0.4%
Alibaba Group Holding Ltd. , Senior Note , 3.4% , 12/06/27 .......
China 18,400,000 20,513,626
IT Services 0.5%
Fiserv, Inc. ,
Senior Bond, 3.85%, 6/01/25 ........................... United States 9,300,000 10,446,496
Senior Bond, 2.65%, 6/01/30 ........................... United States 8,600,000 9,138,120
Senior Note, 3.5%, 7/01/29 ............................ United States 1,800,000 2,020,720
f
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 3,000,000 3,189,375
24,794,711
Machinery 0.6%
Caterpillar, Inc. ,
Senior Bond, 3.25%, 4/09/50 ........................... United States 2,000,000 2,226,743
Senior Note, 2.6%, 4/09/30 ............................ United States 17,800,000 19,291,885
CNH Industrial NV , Senior Note , 3.85% , 11/15/27 .............
United Kingdom 4,600,000 4,996,158
Westinghouse Air Brake Technologies Corp. , Senior Note , 3.2% ,
6/15/25 ........................................... United States 2,300,000 2,452,565
28,967,351
Media 1.1%
Charter Communications Operating LLC / Charter Communications
Operating Capital ,
Senior Secured Bond, 2.8%, 4/01/31 ..................... United States 18,200,000 18,796,960
Senior Secured Note, 4.464%, 7/23/22 ................... United States 1,900,000 2,014,133
Comcast Corp. ,
Senior Bond, 4.25%, 1/15/33 ........................... United States 10,000,000 12,261,702
Senior Bond, 4.2%, 8/15/34 ............................ United States 1,700,000 2,089,243
Senior Bond, 4.049%, 11/01/52 ......................... United States 2,000,000 2,446,350

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
101
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Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Media (continued)
f
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 3,200,000 $ 1,870,000
DISH DBS Corp. , Senior Note , 5.875% , 11/15/24 ..............
United States 2,500,000 2,518,750
Fox Corp. ,
Senior Bond, 5.476%, 1/25/39 .......................... United States 3,000,000 3,976,720
Senior Note, 4.03%, 1/25/24 ........................... United States 1,900,000 2,085,483
f
Nexstar Broadcasting, Inc. , Senior Note , 144A, 5.625% , 7/15/27 .. United States 2,000,000 2,088,130
Time Warner Entertainment Co. LP , Senior Secured Bond , 8.375% ,
3/15/23 ........................................... United States 1,700,000 1,991,187
f
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 3,000,000 2,953,125
55,091,783
Metals & Mining 0.1%
f
Novelis Corp. , Senior Bond , 144A, 4.75% , 1/30/30 ............ United States 2,500,000 2,539,975
f
SunCoke Energy Partners LP / SunCoke Energy Partners Finance
Corp. , Senior Note , 144A, 7.5% , 6/15/25 .................. United States 1,100,000 986,562
3,526,537
Multiline Retail 0.4%
Dollar Tree, Inc. ,
Senior Bond, 4.2%, 5/15/28 ............................ United States 11,700,000 13,691,118
Senior Note, 3.7%, 5/15/23 ............................ United States 1,900,000 2,038,034
a,f,h
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 2,348,536 —
a,f,h
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 685,492 3,427
Target Corp. , Senior Bond , 3.375% , 4/15/29 .................
United States 1,800,000 2,092,830
17,825,409
Multi-Utilities 0.4%
Berkshire Hathaway Energy Co. , Senior Bond , 6.125% , 4/01/36 ..
United States 2,700,000 3,859,330
Dominion Energy, Inc. ,
Senior Note, 4.25%, 6/01/28 ........................... United States 10,000,000 11,768,439
C, Senior Note, 3.375%, 4/01/30 ........................ United States 4,351,000 4,903,490
20,531,259
Oil, Gas & Consumable Fuels 2.1%
f
Aker BP ASA ,
Senior Bond, 144A, 4%, 1/15/31 ........................ Norway 10,400,000 10,192,438
Senior Note, 144A, 4.75%, 6/15/24 ...................... Norway 3,400,000 3,497,396
BP Capital Markets America, Inc. , Senior Note , 3.937% , 9/21/28 ..
United States 3,400,000 3,894,972
Canadian Natural Resources Ltd. , Senior Note , 3.85% , 6/01/27 ...
Canada 10,000,000 10,577,747
Cheniere Corpus Christi Holdings LLC ,
Senior Secured Note, 7%, 6/30/24 ....................... United States 4,500,000 5,160,506
Senior Secured Note, 5.875%, 3/31/25 ................... United States 1,600,000 1,812,340
f
Cheniere Energy, Inc. , Senior Secured Note , 144A, 4.625% ,
10/15/28 .......................................... United States 1,700,000 1,757,375
Chevron Corp. ,
Senior Note, 2.355%, 12/05/22 ......................... United States 4,500,000 4,669,048
Senior Note, 2.895%, 3/03/24 .......................... United States 1,900,000 2,032,535

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
102
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Enable Midstream Partners LP ,
Senior Bond, 5.25%, 5/15/44 ........................... United States 1,200,000 $ 989,837
Senior Note, 4.15%, 5/15/24 ........................... United States 3,600,000 3,539,109
Energy Transfer Operating LP ,
Senior Bond, 4.75%, 1/15/26 ........................... United States 4,500,000 4,823,965
Senior Bond, 5.15%, 2/01/43 ........................... United States 6,000,000 5,595,101
EnLink Midstream LLC , Senior Bond , 5.375% , 6/01/29 .........
United States 400,000 343,200
Enterprise Products Operating LLC , Senior Bond , 3.125% , 7/31/29
United States 2,000,000 2,157,906
EOG Resources, Inc. , Senior Note , 4.375% , 4/15/30 ...........
United States 1,100,000 1,294,901
Exxon Mobil Corp. ,
Senior Bond, 2.61%, 10/15/30 .......................... United States 6,100,000 6,477,831
Senior Bond, 3.452%, 4/15/51 .......................... United States 2,000,000 2,119,527
f
Harvest Operations Corp. , Senior Note , 144A, 4.2% , 6/01/23 ..... South Korea 3,800,000 4,124,007
f
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 689,984 629,611
Senior Secured Note, 144A, 10%, 2/29/24 ................. United States 151,936 153,835
MPLX LP ,
Senior Bond, 4.7%, 4/15/48 ............................ United States 2,000,000 1,974,361
Senior Note, 4%, 2/15/25 ............................. United States 4,600,000 5,002,474
Senior Note, 4.875%, 6/01/25 .......................... United States 4,500,000 5,084,160
f
Rattler Midstream LP , Senior Note , 144A, 5.625% , 7/15/25 ...... United States 900,000 926,437
Sunoco Logistics Partners Operations LP , Senior Note , 4.25% ,
4/01/24 ........................................... United States 3,000,000 3,152,258
Total Capital International SA , Senior Note , 3.455% , 2/19/29 .....
France 1,800,000 2,047,130
TransCanada PipeLines Ltd. , Senior Bond , 4.25% , 5/15/28 ......
Canada 3,400,000 3,886,200
f
Tullow Oil plc , Senior Note , 144A, 7% , 3/01/25 ............... Ghana 600,000 316,500
Williams Cos., Inc. (The) ,
Senior Bond, 3.75%, 6/15/27 ........................... United States 3,600,000 3,923,875
Senior Bond, 3.5%, 11/15/30 ........................... United States 3,200,000 3,437,777
105,594,359
Personal Products 0.2%
Avon Products, Inc. , Senior Note , 6.75% , 3/15/23 .............
United Kingdom 8,800,000 9,520,500
Pharmaceuticals 0.3%
Bristol-Myers Squibb Co. , Senior Note , 3.9% , 2/20/28 ..........
United States 1,700,000 1,995,721
Perrigo Finance Unlimited Co. , Senior Note , 3.15% , 6/15/30 .....
United States 4,600,000 4,747,262
f
Royalty Pharma plc , Senior Note , 144A, 1.75% , 9/02/27 ........ United States 3,400,000 3,381,268
Takeda Pharmaceutical Co. Ltd. , Senior Note , 2.05% , 3/31/30 ....
Japan 6,400,000 6,442,411
16,566,662
Real Estate Management & Development 0.0%
†
f
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 600,000 601,125
Road & Rail 0.5%
Burlington Northern Santa Fe LLC ,
Senior Bond, 4.9%, 4/01/44 ............................ United States 1,600,000 2,147,106
Senior Bond, 4.15%, 4/01/45 ........................... United States 5,100,000 6,221,218
Senior Bond, 3.9%, 8/01/46 ............................ United States 5,000,000 5,932,957

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
103
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Amount
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Value
a a a a a a
Corporate Bonds
(continued)
Road & Rail (continued)
f
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 7,500,000 $ 10,302,975
a,h
Onsite Rental Group Operations Pty. Ltd. , Secured Note , PIK, 6.1% ,
10/26/23 .......................................... Australia 183,113 161,317
24,765,573
Semiconductors & Semiconductor Equipment 0.6%
Intel Corp. ,
Senior Note, 3.75%, 3/25/27 ........................... United States 1,800,000 2,077,921
Senior Note, 3.9%, 3/25/30 ............................ United States 3,100,000 3,709,601
Maxim Integrated Products, Inc. , Senior Note , 3.375% , 3/15/23 ...
United States 22,000,000 23,244,174
29,031,696
Software 0.1%
Microsoft Corp. , Senior Note , 3.3% , 2/06/27 .................
United States 5,000,000 5,688,182
Specialty Retail 0.2%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 2,400,000 2,815,524
Home Depot, Inc. (The) , Senior Bond , 2.7% , 4/15/30 ...........
United States 5,400,000 5,951,603
Murphy Oil USA, Inc. , Senior Note , 4.75% , 9/15/29 ............
United States 2,700,000 2,834,500
f,j
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 1,110,015 782,561
12,384,188
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc. ,
Senior Bond, 2.375%, 11/01/26 ......................... United States 3,400,000 3,704,866
Senior Bond, 3.875%, 11/01/45 ......................... United States 1,700,000 2,088,049
5,792,915
Thrifts & Mortgage Finance 0.1%
f
BPCE SA , Sub. Bond , 144A, 4.5% , 3/15/25 .................. France 4,500,000 5,001,108
Tobacco 0.6%
Altria Group, Inc. , Senior Note , 3.4% , 5/06/30 ................
United States 15,100,000 16,412,790
Reynolds American, Inc. ,
Senior Bond, 5.7%, 8/15/35 ............................ United Kingdom 9,300,000 11,433,295
Senior Bond, 5.85%, 8/15/45 ........................... United Kingdom 300,000 365,809
28,211,894
Trading Companies & Distributors 0.2%
f
Ahern Rentals, Inc. , Secured Note , 144A, 7.375% , 5/15/23 ...... United States 400,000 258,250
Aircastle Ltd. , Senior Note , 4.25% , 6/15/26 ..................
United States 2,800,000 2,636,293
f
Beacon Roofing Supply, Inc. , Senior Note , 144A, 4.875% , 11/01/25 United States 3,100,000 3,046,727
f
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 1,100,000 1,186,707
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 1,900,000 2,082,581
9,210,558

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
104
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Transportation Infrastructure 0.2%
f
Transurban Finance Co. Pty. Ltd. , Senior Secured Bond , 144A,
4.125% , 2/02/26 ..................................... Australia 7,200,000 $ 8,066,376
Wireless Telecommunication Services 0.6%
f
T-Mobile USA, Inc. ,
Senior Secured Bond, 144A, 4.375%, 4/15/40 .............. United States 3,400,000 3,930,366
Senior Secured Bond, 144A, 3.3%, 2/15/51 ................ United States 5,700,000 5,512,812
Senior Secured Note, 144A, 3.5%, 4/15/25 ................ United States 1,900,000 2,083,559
Senior Secured Note, 144A, 3.875%, 4/15/30 .............. United States 18,000,000 20,242,980
31,769,717
Total Corporate Bonds (Cost $1,343,956,029) ...................................
1,417,068,028
j,k
Senior Floating Rate Interests 2.2%
Aerospace & Defense 0.0%
†
h
Alloy FinCo Ltd., Facility Term Loan, B, 0.5%, PIK, (3-month USD
LIBOR + 0.5%), 3/06/25 ............................... Jersey 108,797 28,904
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.72%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 1,184,997 1,064,643
B2, 3.72%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 637,095 572,389
1,665,936
a a a a a a
Airlines 0.1%
Allegiant Travel Co., Replacement Term Loan, 3.254%, (3-month
USD LIBOR + 3%), 2/05/24 ............................ United States 2,075,748 1,965,038
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan, 4.75%,
(6-month USD LIBOR + 3.75%), 10/20/27 ................. United States 518,715 517,742
JetBlue Airways Corp., Term Loan, 6.25%, (3-month USD LIBOR +
5.25%), 6/17/24 ..................................... United States 163,819 163,372
Kestrel Bidco, Inc., Term Loan, 4%, (3-month USD LIBOR + 3%),
12/11/26 .......................................... Canada 837,203 741,385
3,387,537
a a a a a a
Auto Components 0.1%
Adient US LLC, Initial Term Loan, 4.422%, (3-month USD LIBOR +
4.25%; 1-month USD LIBOR + 4.25%), 5/06/24 ............. United States 4,053,712 4,005,068
l,m
Highline Aftermarket Acquisition LLC, First Lien, Term Loan, TBD,
10/20/27 .......................................... United States 228,432 223,577
Panther BF Aggregator 2 LP, First Lien, Initial Dollar Term Loan,
3.648%, (1-month USD LIBOR + 3.5%), 4/30/26 ............. Canada 955,088 930,255
TRICO Group LLC, First Lien, Term Loan, B3, 8.5%, (3-month USD
LIBOR), 2/02/24 ..................................... United States 765,157 761,332
5,920,232
a a a a a a
Automobiles 0.1%
Thor Industries, Inc., Initial USD Term Loan, 3.938%, (1-month USD
LIBOR + 3.75%), 2/01/26 .............................. United States 2,811,382 2,797,325
Biotechnology 0.1%
Grifols Worldwide Operations Ltd., Dollar Term Loan, B, 2.094%, (1-
week USD LIBOR + 2%), 11/15/27 ....................... Ireland 729,502 712,771
Horizon Therapeutics USA, Inc., Seventh Amendment Refinancing
Term Loan, 2.188%, (1-month USD LIBOR + 2%), 5/22/26 ..... United States 1,079,283 1,059,494
1,772,265
a a a a a a

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
105
a a
Country
Principal
Amount
*
a
Value
a a a a a a
j,k
Senior Floating Rate Interests
(continued)
Capital Markets 0.0%
†
Vertical Midco GmbH, USD Term Loan, 4.57%, (6-month USD
LIBOR), 6/30/27 ..................................... Germany 757,803 $ 747,861
Chemicals 0.0%
†
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan, 3.648%,
(1-month USD LIBOR + 3.5%), 3/16/25 ................... United States 973,791 957,514
Illuminate Buyer LLC, Term Loan, 4.148%, (1-month USD LIBOR +
4%), 6/30/27 ....................................... United States 266,137 262,290
1,219,804
a a a a a a
Commercial Services & Supplies 0.1%
Legalzoom.com, Inc., First Lien, 2018 Term Loan, 4.648%, (1-month
USD LIBOR + 4.5%), 11/21/24 .......................... United States 2,618,802 2,582,794
Prime Security Services Borrower LLC, First Lien, 2019 Refinancing
Term Loan, B1, 4.25%, (3-month USD LIBOR + 3.25%; 1-month
USD LIBOR + 3.25%), 9/23/26 .......................... United States 2,221,592 2,196,766
Staples, Inc., 2019 Refinancing New Term Loan, B1, 5.251%,
(3-month USD LIBOR + 5%), 4/16/26 ..................... United States 472,025 435,207
5,214,767
a a a a a a
Communications Equipment 0.0%
†
CommScope, Inc., Initial Term Loan, 3.398%, (1-month USD LIBOR
+ 3.25%), 4/06/26 ................................... United States 1,650,000 1,597,843
Containers & Packaging 0.0%
†
BWay Holding Co., Initial Term Loan, 3.48%, (3-month USD LIBOR +
3.25%), 4/03/24 ..................................... United States 1,701,567 1,595,219
Diversified Financial Services 0.1%
First Eagle Holdings, Inc., 2020 Refinancing Term Loan, 2.72%,
(3-month USD LIBOR + 2.5%), 2/01/27 ................... United States 3,316,625 3,229,796
Jefferies Finance LLC, 2020 Term Loan, 4.5%, (1-month USD LIBOR
+ 3.75%), 9/30/27 ................................... United States 280,515 278,061
m
Verscend Holding Corp., Term Loan, B, 4.648%, (1-month USD
LIBOR + 4.5%), 8/27/25 ............................... United States 696,200 684,998
4,192,855
a a a a a a
Diversified Telecommunication Services 0.1%
Global Tel Link, First Lien, Term Loan, 4.398%, (1-month USD
LIBOR + 4.25%), 11/29/25 ............................. United States 1,042,026 909,168
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 3.148%,
(1-month USD LIBOR + 3%), 3/09/27 ..................... United States 2,479,520 2,394,386
3,303,554
a a a a a a
Entertainment 0.1%
Banijay Entertainment SAS, Facility USD Term Loan, B, 3.89%,
(1-month USD LIBOR + 3.75%), 3/01/25 .................. France 1,691,049 1,644,546
Diamond Sports Group LLC, Term Loan, 3.4%, (1-month USD
LIBOR + 3.25%), 8/24/26 .............................. United States 4,838,906 3,034,405
Lions Gate Capital Holdings LLC, Term Loan, A, 1.898%, (1-month
USD LIBOR + 1.75%), 3/22/23 .......................... United States 764,008 737,268
5,416,219
a a a a a a
Food Products 0.1%
B&G Foods, Inc., Term Loan, B4, 2.648%, (1-month USD LIBOR +
2.5%), 10/10/26 ..................................... United States 929,333 925,731
CSM Bakery Solutions Ltd., Second Lien, Term Loan, 11%, (3-month
USD LIBOR + 10%), 2/04/22 ........................... United States 141,102 135,089

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
106
a a
Country
Principal
Amount
*
a
Value
a a a a a a
j,k
Senior Floating Rate Interests
(continued)
Food Products (continued)
JBS USA Lux SA, New Term Loan, 2.148%, (1-month USD LIBOR +
2%), 5/01/26 ....................................... Luxembourg 944,146 $ 923,739
1,984,559
a a a a a a
Health Care Providers & Services 0.1%
BrightSpring Health Services, Term Loan, (1-month USD LIBOR),
3/05/26 ........................................... United States 50,000 49,198
l,m
CNT Holdings I Corp., First Lien, Term Loan Facility, TBD, 10/16/27 United States 107,842 106,786
DaVita, Inc., Term Loan, B1, 1.898%, (1-month USD LIBOR +
1.75%), 8/12/26 ..................................... United States 1,087,657 1,065,903
m
eResearchTechnology, Inc., First Lien, Initial Term Loan, 5.5%,
(1-month USD LIBOR + 4.5%), 2/04/27 ................... United States 221,264 220,296
GNC Holdings, Inc., Second Lien, Term Loan, 6.234%, (3-month
USD LIBOR), 10/30/26 ................................ United States 423,996 328,597
National Mentor Holdings, Inc., First Lien, Initial Term Loan ,
4.4%, (1-month USD LIBOR + 4.25%), 3/09/26 .............. United States 398,900 393,166
C, 4.4%, (1-month USD LIBOR + 4.25%), 3/09/26 ........... United States 18,208 17,947
m
Navicure, Inc., First Lien, Initial Term Loan, 4.148%, (1-month USD
LIBOR + 4%), 10/22/26 ............................... United States 995,000 973,025
m
Pathway Vet Alliance LLC, First Lien, Initial Term Loan, 4.148%,
(1-month USD LIBOR + 4%), 3/31/27 ..................... United States 1,582,229 1,550,584
m
Phoenix Guarantor, Inc., First Lien, Term Loan, B1, 3.397%,
(1-month USD LIBOR + 3.25%), 3/05/26 .................. United States 1,658,036 1,608,643
6,314,145
a a a a a a
Hotels, Restaurants & Leisure 0.1%
24 Hour Fitness Worldwide, Inc., Debtor-in-possession New Money
Term Loan, 11%, (12-month USD LIBOR; 3-month USD LIBOR),
6/17/21 ........................................... United States 987,549 773,577
24 Hour Fitness Worldwide, Inc., Debtor-in-possession Roll-Up Term
Loan, 11%, (3-month USD LIBOR + 10%), 6/17/21 ........... United States 905,290 709,141
i
24 Hour Fitness Worldwide, Inc., Term Loan, (1-month USD LIBOR +
3.5%), 5/30/25 ...................................... United States 2,409,407 55,465
Caesars Resort Collection LLC, Term Loan ,
B, 2.898%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 1,336,761 1,257,117
B1, 4.649%, (3-month USD LIBOR + 4.5%; 1-month USD LIBOR +
4.5%), 7/21/25 ...................................... United States 120,105 116,614
2,911,914
a a a a a a
Household Durables 0.0%
†
Playtika Holding Corp., Term Loan, B, 7%, (3-month USD LIBOR +
6%), 12/10/24 ...................................... United States 1,434,125 1,437,875
Household Products 0.0%
†
a
FGI Operating Co. LLC, Last Out Initial Term Loan, 13%, (3-month
USD LIBOR + 10%; 3-month USD LIBOR + 11% + 7.5%), 5/17/21 United States 1,127,442 1,127,443
a,h,i
FGI Operating Co. LLC, Term Loan, PIK, (3-month USD LIBOR +
11%), 5/16/22 ...................................... United States 594,141 386,617
1,514,060
a a a a a a
Insurance 0.1%
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan, 2.898%,
(1-month USD LIBOR + 2.75%), 5/09/25 .................. United States 1,538,328 1,484,833
l,m
Alliant Holdings Intermediate LLC, Term Loan, B3, TBD, 10/08/27 . United States 41,672 41,346

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
107
a a
Country
Principal
Amount
*
a
Value
a a a a a a
j,k
Senior Floating Rate Interests
(continued)
Insurance (continued)
m
AssuredPartners, Inc., 2020 February Refinancing Term Loan,
3.648%, (1-month USD LIBOR + 3.5%), 2/12/27 ............. United States 1,999,962 $ 1,934,074
3,460,253
a a a a a a
IT Services 0.1%
Aventiv Technologies LLC, Second Lien, Initial Term Loan, 9.25%,
(6-month USD LIBOR + 8.25%), 11/01/25 .................. United States 416,510 261,595
l,m
Barracuda Networks, Inc., Term Loan, TBD, 2/12/25 ........... United States 345,281 340,102
Go Daddy Operating Co. LLC, Term Loan, B2, 1.897%, (1-month
USD LIBOR + 1.75%), 2/15/24 .......................... United States 788,382 771,385
m
Milano Acquisition Corp., Term Loan, B, 4.75%, (3-month USD
LIBOR + 4%), 10/01/27 ............................... United States 1,047,579 1,032,740
Pitney Bowes, Inc., Incremental Term Loan, B, 5.65%, (1-month USD
LIBOR + 5.5%), 1/07/25 ............................... United States 2,431,634 2,403,974
TIBCO Software, Inc., Term Loan, B3, 3.9%, (1-month USD LIBOR +
3.75%), 6/30/26 ..................................... United States 1,895,250 1,843,131
6,652,927
a a a a a a
Leisure Products 0.1%
Bass Pro Group LLC, Initial Term Loan, 5.75%, (3-month USD
LIBOR + 5%), 9/25/24 ................................ United States 1,237,245 1,235,896
NASCAR Holdings LLC, Initial Term Loan, 2.902%, (1-month USD
LIBOR + 2.75%), 10/19/26 ............................. United States 2,217,702 2,163,258
3,399,154
a a a a a a
Machinery 0.1%
Altra Industrial Motion Corp., Term Loan, 2.148%, (1-month USD
LIBOR + 2%), 10/01/25 ............................... United States 1,454,707 1,429,933
Navistar, Inc., Term Loan, B, 3.65%, (1-month USD LIBOR + 3.5%),
11/06/24 .......................................... United States 3,396,345 3,371,722
4,801,655
a a a a a a
Media 0.1%
Clear Channel Outdoor Holdings, Inc., Term Loan, B, 3.714%,
(2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5%),
8/21/26 ........................................... United States 748,111 684,054
Gray Television, Inc., Term Loan, C, 2.649%, (1-month USD LIBOR +
2.5%), 1/02/26 ...................................... United States 2,181,175 2,128,827
Nielsen Finance LLC (VNU, Inc.), Term Loan, B4, 2.147%, (1-month
USD LIBOR + 2%), 10/04/23 ........................... United States 1,283,144 1,256,762
Radiate HoldCo LLC, Term Loan, B, 4.25%, (1-month USD LIBOR +
3.5%), 9/25/26 ...................................... United States 138,482 136,395
Sinclair Television Group, Inc., Term Loan, B, 2.4%, (1-month USD
LIBOR + 2.25%), 1/03/24 .............................. United States 984,655 957,227
Univision Communications, Inc., First Lien, 2020 Replacement Term
Loan, (1-month USD LIBOR + 3.75%), 3/15/26 .............. United States 1,067,694 1,042,839
l,m
Virgin Media Bristol LLC, Term Loan, Q, TBD, 1/31/29 .......... United States 60,844 59,779
6,265,883
a a a a a a
Multiline Retail 0.0%
†
Harbor Freight Tools USA, Inc., Initial Term Loan (2020), 4%,
(1-month USD LIBOR + 3.25%), 10/19/27 ................. United States 1,196,515 1,181,487
Oil, Gas & Consumable Fuels 0.1%
Buckeye Partners LP, Initial Term Loan, 2.897%, (1-month USD
LIBOR + 2.75%), 11/01/26 ............................. United States 1,363,150 1,341,244

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
108
a a
Country
Principal
Amount
*
a
Value
a a a a a a
j,k
Senior Floating Rate Interests
(continued)
Oil, Gas & Consumable Fuels (continued)
m,n
Fieldwood Energy LLC, Debtor-in-possession Facility Term Loan,
3.675%, (1-month USD LIBOR; 1-month USD LIBOR + 8.75%),
8/04/21 ........................................... United States 70,077 $ 70,427
i
Fieldwood Energy LLC, First Lien, Closing Date Term Loan, (3-month
USD LIBOR + 5.25%), 4/11/22 .......................... United States 5,877,828 1,293,122
UTEX Industries, Inc., Debtor-in-possession Term Loan, 10%,
(1-month USD LIBOR + 9%), 2/08/21 ..................... United States 22,984 23,099
i
UTEX Industries, Inc., First Lien, Initial Term Loan, (3-month USD
LIBOR + 5%), 5/21/21 ................................ United States 358,741 110,492
i
UTEX Industries, Inc., Second Lien, Initial Term Loan, (3-month USD
LIBOR + 7.25%), 5/20/22 .............................. United States 37,581 940
2,839,324
a a a a a a
Paper & Forest Products 0.0%
†
Appvion Operations, Inc., Term Loan, 7%, (3-month USD LIBOR +
6%), 6/12/26 ....................................... United States 189,726 186,406
Personal Products 0.0%
†
Coty, Inc., USD Term Loan, B, 2.39%, (1-month USD LIBOR +
2.25%), 4/07/25 ..................................... United States 1,014,809 893,271
Pharmaceuticals 0.1%
Bausch Health Cos., Inc., First Incremental Term Loan, 2.899%,
(1-month USD LIBOR + 2.75%), 11/27/25 .................. United States 2,400,000 2,349,504
Bausch Health Cos., Inc., Initial Term Loan, 3.149%, (1-month USD
LIBOR + 3%), 6/02/25 ................................ United States 270,994 265,152
Catalent Pharma Solutions, Inc., Dollar Term Loan, B2, 3.25%,
(1-month USD LIBOR + 2.25%), 5/18/26 .................. United States 1,147,013 1,144,386
3,759,042
a a a a a a
Real Estate Management & Development 0.0%
†
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
2.898%, (1-month USD LIBOR + 2.75%), 8/21/25 ............ United States 696,500 668,640
Road & Rail 0.1%
Avis Budget Car Rental LLC, New Term Loan, B, 2.4%, (1-month
USD LIBOR + 2.25%), 8/06/27 .......................... United States 2,822,574 2,556,194
Kenan Advantage Group Holdings Corp. (The), Initial Canadian Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 187,288 181,308
Kenan Advantage Group Holdings Corp. (The), Initial U.S. Term
Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 ............. United States 787,584 762,437
a
Onsite Rental Group Operations Pty. Ltd., Term Loan, B, 5.5%,
(1-month USD LIBOR + 4.5%), 10/26/22 .................. Australia 133,931 123,086
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan, B, 5%,
(3-month USD LIBOR + 4%), 5/21/26 ..................... Australia 2,642,676 2,609,642
6,232,667
a a a a a a
Semiconductors & Semiconductor Equipment 0.0%
†
ON Semiconductor Corp., 2019 New Replacement Term Loan, B4,
2.148%, (1-month USD LIBOR + 2%), 9/19/26 .............. United States 853,908 837,137
Software 0.3%
m
athenahealth, Inc., First Lien, Term Loan, B, 4.75%, (3-month USD
LIBOR + 4.5%), 2/11/26 ............................... United States 1,492,424 1,464,441
l,m
Blackboard, Inc., First Lien, Term Loan, B5, TBD, 6/30/24 ....... United States 1,746,751 1,693,807
Ceridian HCM Holding, Inc., Initial Term Loan, 2.594%, (1-week USD
LIBOR + 2.5%), 4/30/25 ............................... United States 797,455 773,408
DCert Buyer, Inc., First Lien, Initial Term Loan, 4.148%, (1-month
USD LIBOR + 4%), 10/16/26 ........................... United States 1,880,550 1,848,223

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
109
a a
Country
Principal
Amount
*
a
Value
a a a a a a
j,k
Senior Floating Rate Interests
(continued)
Software (continued)
Epicor Software Corp., Term Loan, B, 5.25%, (1-month USD LIBOR),
7/30/27 ........................................... United States 358,620 $ 357,768
l,m
Greeneden U.S. Holdings I LLC, Term Loan, B, TBD, 10/08/27 ... United States 338,735 333,973
Hyland Software, Inc., First Lien, 2018 Refinancing Term Loan,
4.25%, (1-month USD LIBOR + 3.5%), 7/01/24 .............. United States 568,108 561,313
LogMeIn, Inc., First Lien, Initial Term Loan, 4.89%, (1-month USD
LIBOR + 4.75%), 8/31/27 .............................. United States 328,662 319,215
m
Mitchell International, Inc., First Lien, Amendment No. 2 New Term
Loan Facility, 4.75%, (1-month USD LIBOR), 11/29/24 ........ United States 630,000 612,360
Perforce Software, Inc., First Lien, New Term Loan, 3.898%,
(1-month USD LIBOR + 3.75%), 7/01/26 .................. United States 528,399 516,227
m
Quest Software US Holdings, Inc., First Lien, Initial Term Loan,
4.464%, (3-month USD LIBOR + 4.25%), 5/16/25 ............ United States 2,024,835 1,957,134
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 2.916%,
(2-month USD LIBOR + 2.75%), 3/03/23 .................. United States 3,252,453 3,174,053
Surf Holdings SARL, First Lien, Dollar Term Loan, 3.75%, (3-month
USD LIBOR + 3.5%), 3/05/27 ........................... Luxembourg 1,561,983 1,516,295
Ultimate Software Group, Inc. (The), First Lien, 2020 Incremental
Term Loan, 4.75%, (3-month USD LIBOR + 4%), 5/04/26 ...... United States 157,604 156,964
m
Veritas US, Inc., Term Loan, B, 6.5%, (3-month USD LIBOR + 5.5%),
9/01/25 ........................................... United States 820,000 804,498
16,089,679
a a a a a a
Technology Hardware, Storage & Peripherals 0.0%
†
l,m
Amentum Government Services Holdings LLC, Incremental Term
Loan, TBD, 1/29/27 .................................. United States 300,000 294,375
Cardtronics USA, Inc., Initial Term Loan, 5%, (1-month USD LIBOR +
4%), 6/29/27 ....................................... United States 201,036 201,287
495,662
a a a a a a
Total Senior Floating Rate Interests (Cost $122,102,373) .........................
110,757,157
o
Marketplace Loans 0.2%
Diversified Financial Services 0.2%
a
Lending Club - LCX, 6.46% - 25.65%, 7/15/22 - 4/14/25 ......... United States 5,158,780 4,734,948
a
Lending Club, 8.46% - 20.74%, 10/07/23 - 10/29/25 ........... United States 470,396 470,347
a
Upgrade, 13.64% - 30.99%, 9/30/22 - 6/14/25 ................ United States 3,352,994 2,915,884
8,121,179
a a a a a a
Total Marketplace Loans (Cost $8,982,169) .....................................
8,121,179
p
Loan Participations and Assignments 0.2%
b,f
Russian Railways Via RZD Capital plc, Senior Note, Reg S, 5.7%,
4/05/22 ........................................... Russia 11,600,000 12,324,350
Total Loan Participations and Assignments (Cost $11,958,701) ...................
12,324,350
Foreign Government and Agency Securities 5.2%
f
Angola Government Bond , Senior Note , 144A, 8.25% , 5/09/28 ... Angola 14,700,000 11,606,018
f
Banque Centrale de Tunisie , Senior Note , Reg S, 5.625% , 2/17/24 Tunisia 11,200,000 EUR 11,246,658
f
Banque Ouest Africaine de Developpement , Senior Note , 144A, 5% ,
7/27/27 ........................................... Supranational
q
10,700,000 11,513,200
f
Belarus Government Bond , Senior Note , 144A, 7.625% , 6/29/27 .. Belarus 13,300,000 13,237,490
Colombia Government Bond ,
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 37,486,000,000 COP 12,574,883
Senior Bond, 5%, 6/15/45 ............................. Colombia 8,800,000 10,249,800

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
110
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
f
Dominican Republic Government Bond , Senior Note , 144A, 8.9% ,
2/15/23 ...........................................
Dominican
Republic 610,400,000 DOP $ 10,564,388
f,g
Electricite de France SA , Junior Sub. Bond , 144A, 5.25% to 1/29/23,
FRN thereafter , Perpetual ............................. France 24,000,000 24,890,160
f
Gabon Government Bond ,
144A, 6.375%, 12/12/24 ............................... Gabon 5,878,488 5,616,160
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 11,000,000 9,853,711
f
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 . Indonesia 9,100,000 10,429,829
f
Iraq Government Bond , Senior Bond , 144A, 5.8% , 1/15/28 ...... Iraq 16,218,750 14,029,997
f
Israel Electric Corp. Ltd. , Senior Secured Bond , 144A, Reg S, 4.25% ,
8/14/28 ........................................... Israel 6,700,000 7,705,904
f
Kazakhstan Government Bond , Senior Bond , 144A, 4.875% ,
10/14/44 .......................................... Kazakhstan 7,500,000 9,974,550
Mexico Government Bond ,
Senior Note, 4.15%, 3/28/27 ........................... Mexico 17,200,000 19,188,750
M 20, Senior Bond, 8.5%, 5/31/29 ....................... Mexico 350,000,000 MXN 19,264,965
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 .......................... Peru 8,000,000 8,666,000
Senior Bond, 6.55%, 3/14/37 ........................... Peru 2,900,000 4,398,706
f
Russia Government Bond , Senior Note , 144A, 4.875% , 9/16/23 ... Russia 11,600,000 12,721,720
South Africa Government Bond , Senior Bond , 7% , 2/28/31 ......
South Africa 240,600,000 ZAR 12,111,458
f
Ukraine Government Bond ,
Senior Note, 144A, 7.75%, 9/01/21 ....................... Ukraine 229,000 236,300
Senior Note, 144A, 7.75%, 9/01/22 ....................... Ukraine 229,000 239,195
Senior Note, 144A, 7.75%, 9/01/23 ....................... Ukraine 229,000 238,857
Senior Note, 144A, 7.75%, 9/01/24 ....................... Ukraine 229,000 237,612
Senior Note, 144A, 7.75%, 9/01/25 ....................... Ukraine 229,000 235,166
Senior Bond, 144A, 7.75%, 9/01/26 ...................... Ukraine 229,000 232,213
Senior Bond, 144A, 7.75%, 9/01/27 ...................... Ukraine 229,000 231,241
Senior Bond, 144A, 7.375%, 9/25/32 ..................... Ukraine 12,400,000 11,934,008
j,r
VRI, GDP Linked Security, Senior Bond, 144A, Reg S, FRN,
5/31/40 ........................................... Ukraine 474,000 412,110
s
Uruguay Government Bond , Index Linked, Senior Bond , 3.7% ,
6/26/37 ........................................... Uruguay 426,689,902 UYU 11,093,937
Total Foreign Government and Agency Securities (Cost $273,310,651) ............
264,934,986
U.S. Government and Agency Securities 14.1%
U.S. Treasury Bonds ,
s
1.75%, 1/15/28 ..................................... United States 25,000,000 37,387,058
s
3.625%, 4/15/28 ..................................... United States 6,000,000 13,067,627
1.125%, 5/15/40 ..................................... United States 26,000,000 24,712,188
3.125%, 11/15/41 .................................... United States 14,500,000 18,989,336
2.25%, 8/15/46 ..................................... United States 34,800,000 39,640,734
2.75%, 11/15/47 ..................................... United States 25,500,000 31,930,781
3.125%, 5/15/48 ..................................... United States 10,500,000 14,066,719
3%, 8/15/48 ........................................ United States 17,000,000 22,317,148
2.875%, 5/15/49 ..................................... United States 14,000,000 18,029,375
2.25%, 8/15/49 ..................................... United States 39,000,000 44,504,180
1.25%, 5/15/50 ..................................... United States 18,500,000 16,707,813
U.S. Treasury Notes ,
s
0.125%, 4/15/22 ..................................... United States 8,000,000 8,653,038
s
0.125%, 7/15/22 ..................................... United States 6,200,000 7,147,617
0.125%, 8/31/22 ..................................... United States 25,000,000 24,990,234
s
0.125%, 1/15/23 ..................................... United States 6,300,000 7,272,244
s
0.625%, 1/15/24 ..................................... United States 7,500,000 8,833,921
s
0.125%, 7/15/24 ..................................... United States 8,500,000 9,784,202

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
111
a a
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Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
s
0.25%, 1/15/25 ..................................... United States 4,000,000 $ 4,653,077
1.125%, 2/28/25 ..................................... United States 50,000,000 51,742,187
0.25%, 6/30/25 ..................................... United States 80,000,000 79,625,000
0.25%, 7/31/25 ..................................... United States 90,000,000 89,532,422
0.25%, 8/31/25 ..................................... United States 55,000,000 54,690,625
0.25%, 9/30/25 ..................................... United States 50,000,000 49,697,266
s
0.625%, 1/15/26 ..................................... United States 13,500,000 16,159,870
0.375%, 7/31/27 ..................................... United States 22,200,000 21,843,586
Total U.S. Government and Agency Securities (Cost $688,283,265) ................
715,978,248
Asset-Backed Securities 12.6%
Commercial Services & Supplies 0.1%
f,t
Armada Euro CLO IV DAC , 4A , B , 144A, FRN , 1.7% , ( 3-month
EURIBOR + 1.7% ), 7/15/33 ............................ Ireland 5,100,000 EUR 5,894,914
f,t
LCM XXII Ltd. ,
22A, A2R, 144A, FRN, 1.668%, (3-month USD LIBOR + 1.45%),
10/20/28 .......................................... United States 1,000,000 976,599
22A, CR, 144A, FRN, 3.018%, (3-month USD LIBOR + 2.8%),
10/20/28 .......................................... United States 1,000,000 893,525
7,765,038
a a a a a a
Diversified Financial Services 12.5%
f,t
Adagio CLO VIII DAC , VIII-A , B1 , 144A, FRN , 1.65% , ( 3-month
EURIBOR + 1.65% ), 4/15/32 ........................... Ireland 2,050,000 EUR 2,363,859
t
Ameriquest Mortgage Securities, Inc. , 2004-R4 , M1 , FRN , 0.974% ,
( 1-month USD LIBOR + 0.825% ), 6/25/34 ................. United States 652,856 668,006
f,t
AMMC CLO 15 Ltd. , 2014-15A , BRR , 144A, FRN , 2.037% , ( 3-month
USD LIBOR + 1.8% ), 1/15/32 ........................... United States 922,984 906,803
f,t
AMMC CLO 21 Ltd. , 2017-21A , C , 144A, FRN , 2.351% , ( 3-month
USD LIBOR + 2.1% ), 11/02/30 .......................... United States 1,000,000 961,101
f,t
AMMC CLO XI Ltd. ,
2012-11A, BR2, 144A, FRN, 1.814%, (3-month USD LIBOR +
1.6%), 4/30/31 ...................................... United States 5,050,000 4,910,535
2012-11A, CR2, 144A, FRN, 2.114%, (3-month USD LIBOR +
1.9%), 4/30/31 ...................................... United States 2,750,000 2,509,216
f,t
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 1.868% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 12,900,000 12,135,213
f,t
Ares European CLO VIII BV , 8A , BR , 144A, FRN , 1.6% , ( 3-month
EURIBOR + 1.6% ), 4/17/32 ............................ Netherlands 2,900,000 EUR 3,338,545
f,t
Ares LII CLO Ltd. ,
2019-52A, A2, 144A, FRN, 1.866%, (3-month USD LIBOR +
1.65%), 4/22/31 ..................................... United States 1,382,114 1,377,153
2019-52A, C, 144A, FRN, 2.896%, (3-month USD LIBOR +
2.68%), 4/22/31 ..................................... United States 2,500,000 2,485,648
f,t
Ares XLVIII CLO Ltd. , 2018-48A , D , 144A, FRN , 2.918% , ( 3-month
USD LIBOR + 2.7% ), 7/20/30 ........................... United States 2,000,000 1,806,850
f,t
Atrium XIV LLC , 14A , A2A , 144A, FRN , 1.68% , ( 3-month USD
LIBOR + 1.45% ), 8/23/30 .............................. United States 7,400,000 7,350,162
f,t
Bain Capital Credit CLO Ltd. ,
2018-1A, A1, 144A, FRN, 1.169%, (3-month USD LIBOR +
0.96%), 4/23/31 ..................................... United States 12,000,000 11,791,384
2018-1A, A2, 144A, FRN, 1.359%, (3-month USD LIBOR +
1.15%), 4/23/31 ..................................... United States 5,100,000 5,022,315
2020-4A, B, 144A, FRN, Zero Cpn., (3-month USD LIBOR +
1.95%), 10/20/33 .................................... United States 8,350,000 8,350,000

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
112
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,t
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 2.368% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 5,100,000 $ 4,870,111
f,t
Blackrock European CLO IX DAC ,
9A, A, 144A, FRN, 0.9%, (3-month EURIBOR + 0.9%), 12/15/32 Ireland 17,350,000 EUR 20,106,635
9A, B, 144A, FRN, 1.55%, (3-month EURIBOR + 1.55%), 12/15/32 Ireland 5,250,000 EUR 6,024,429
f,t
BlueMountain CLO Ltd. ,
2014-2A, CR2, 144A, FRN, 2.418%, (3-month USD LIBOR +
2.2%), 10/20/30 ..................................... United States 4,700,000 4,578,977
2016-3A, CR, 144A, FRN, 2.48%, (3-month USD LIBOR + 2.2%),
11/15/30 .......................................... United States 500,000 482,735
2018-1A, B, 144A, FRN, 1.914%, (3-month USD LIBOR + 1.7%),
7/30/30 ........................................... United States 272,725 266,262
2018-3A, B, 144A, FRN, 1.985%, (3-month USD LIBOR + 1.77%),
10/25/30 .......................................... United States 2,000,000 1,969,407
2018-3A, C, 144A, FRN, 2.415%, (3-month USD LIBOR + 2.2%),
10/25/30 .......................................... United States 1,071,430 1,035,857
f,t
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 .................... Ireland 6,250,000 EUR 7,164,110
f,t
BlueMountain Fuji US CLO III Ltd. ,
2017-3A, C, 144A, FRN, 1.937%, (3-month USD LIBOR + 1.7%),
1/15/30 ........................................... United States 2,300,000 2,164,983
2017-3A, D, 144A, FRN, 2.637%, (3-month USD LIBOR + 2.4%),
1/15/30 ........................................... United States 1,600,000 1,432,487
f,t
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 1.718% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 .................. United States 1,488,189 1,455,506
f,t
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A, FRN , 2.337% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 .................. United States 1,452,380 1,411,150
f,t
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A, A1R2, 144A, FRN, 1.188%, (3-month USD LIBOR +
0.97%), 4/17/31 ..................................... United States 722,802 710,979
2014-1A, A2R2, 144A, FRN, 1.348%, (3-month USD LIBOR +
1.13%), 4/17/31 ..................................... United States 6,300,000 6,128,472
f,t
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
2.437% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 10,000,000 9,691,926
f,t
Carlyle US CLO Ltd. ,
2017-3A, B, 144A, FRN, 2.568%, (3-month USD LIBOR + 2.35%),
7/20/29 ........................................... United States 1,000,000 978,604
2017-4A, C, 144A, FRN, 3.037%, (3-month USD LIBOR + 2.8%),
1/15/30 ........................................... United States 545,000 482,603
2017-5A, A2, 144A, FRN, 1.618%, (3-month USD LIBOR + 1.4%),
1/20/30 ........................................... United States 2,740,000 2,629,769
2017-5A, B, 144A, FRN, 2.018%, (3-month USD LIBOR + 1.8%),
1/20/30 ........................................... United States 7,000,000 6,611,968
f,t
Catamaran CLO Ltd. ,
2014-2A, BR, 144A, FRN, 3.168%, (3-month USD LIBOR +
2.95%), 10/18/26 .................................... United States 6,401,000 6,329,404
2015-1A, C2R, 144A, FRN, 2.166%, (3-month USD LIBOR +
1.95%), 4/22/27 ..................................... United States 7,600,000 7,368,466
f
CF Hippolyta LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 .......... United States 6,534,922 6,620,530
f,t
Cole Park CLO Ltd. , 2015-1A , BR , 144A, FRN , 1.818% , ( 3-month
USD LIBOR + 1.6% ), 10/20/28 .......................... United States 2,571,428 2,527,044
f,j,u
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-14, PT, 144A, FRN, 9.91%, 9/16/41 .................. United States 1,336,255 1,263,017
2018-29, PT, 144A, FRN, 28.565%, 12/15/43 ............... United States 970,862 811,527
2019-26, PT, 144A, FRN, 20.123%, 8/15/44 ................ United States 4,655,898 3,967,466
2019-31, PT, 144A, FRN, 19.138%, 9/15/44 ................ United States 4,248,696 3,640,490

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
113
a a
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Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,j,u
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
2019-37, PT, 144A, FRN, 20.068%, 10/17/44 ............... United States 4,747,020 $ 4,207,235
2019-42, PT, 144A, FRN, 19.334%, 11/15/44 ............... United States 5,405,448 4,666,016
2019-51, PT, 144A, FRN, 17.231%, 1/15/45 ................ United States 6,707,727 5,839,766
2019-52, PT, 144A, FRN, 17.6%, 1/15/45 .................. United States 6,698,645 5,877,560
2019-S1, PT, 144A, FRN, 15.295%, 4/15/44 ................ United States 2,895,291 2,432,550
2019-S2, PT, 144A, FRN, 15.2%, 5/16/44 .................. United States 2,357,144 1,967,016
2019-S3, PT, 144A, FRN, 14.692%, 6/15/44 ................ United States 3,231,412 2,725,516
2019-S4, PT, 144A, FRN, 12.487%, 8/15/44 ................ United States 3,715,351 3,149,585
2019-S5, PT, 144A, FRN, 13.461%, 9/15/44 ................ United States 3,754,915 3,356,652
2019-S6, PT, 144A, FRN, 11.881%, 10/17/44 ............... United States 3,731,869 3,211,795
2019-S7, PT, 144A, FRN, 11.349%, 12/15/44 ............... United States 4,026,310 3,501,588
2019-S8, PT, 144A, FRN, 10.753%, 1/15/45 ................ United States 4,961,895 4,303,561
2020-2, PT, 144A, FRN, 17.326%, 3/15/45 ................. United States 6,788,408 5,871,309
2020-7, PT, 144A, FRN, 17.023%, 4/17/45 ................. United States 4,532,737 3,940,945
f,t
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 1.338% , ( 3-month
USD LIBOR + 1.12% ), 4/17/30 .......................... United States 6,000,000 5,830,617
t
CWABS, Inc. , 2004-1 , M1 , FRN , 0.899% , ( 1-month USD LIBOR +
0.75% ), 3/25/34 ..................................... United States 440,403 438,982
f,t
Dryden 42 Senior Loan Fund , 2016-42A , DR , 144A, FRN , 3.167% ,
( 3-month USD LIBOR + 2.93% ), 7/15/30 .................. United States 800,000 742,259
f,t
Dryden 45 Senior Loan Fund , 2016-45A , CR , 144A, FRN , 2.437% ,
( 3-month USD LIBOR + 2.2% ), 10/15/30 .................. United States 1,250,000 1,227,385
f,t
Dryden 55 CLO Ltd. , 2018-55A , D , 144A, FRN , 3.087% , ( 3-month
USD LIBOR + 2.85% ), 4/15/31 .......................... United States 2,000,000 1,778,778
f,t
Ellington CLO III Ltd. , 2018-3A , A1 , 144A, FRN , 1.868% , ( 3-month
USD LIBOR + 1.65% ), 7/20/30 .......................... United States 5,274,445 5,188,773
f
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 ... United States 11,610,000 11,587,352
f,t
Galaxy XXVII CLO Ltd. ,
2018-27A, A, 144A, FRN, 1.3%, (3-month USD LIBOR + 1.02%),
5/16/31 ........................................... United States 1,000,000 988,500
2018-27A, C, 144A, FRN, 2.08%, (3-month USD LIBOR + 1.8%),
5/16/31 ........................................... United States 4,000,000 3,845,121
f,t
Gilbert Park CLO Ltd. , 2017-1A , B , 144A, FRN , 1.837% , ( 3-month
USD LIBOR + 1.6% ), 10/15/30 .......................... United States 1,000,000 977,604
f,t
Halcyon Loan Advisors Funding Ltd. , 2018-1A , A2 , 144A, FRN ,
2.018% , ( 3-month USD LIBOR + 1.8% ), 7/21/31 ............. United States 4,500,000 4,392,090
f,t
Harbor Park CLO 18-1 Ltd. , 2018-1A , A2 , 144A, FRN , 1.618% ,
( 3-month USD LIBOR + 1.4% ), 1/20/31 ................... United States 657,895 647,024
f,t
Hayfin Kingsland IX Ltd. , 2018-9A , BR , 144A, FRN , 2.022% ,
( 3-month USD LIBOR + 1.8% ), 4/28/31 ................... United States 14,500,000 14,245,781
f,t
Highbridge Loan Management Ltd. , 2013-2A , BR , 144A, FRN ,
2.118% , ( 3-month USD LIBOR + 1.9% ), 10/20/29 ............ United States 700,000 667,039
f,t
Holland Park CLO DAC ,
1A, A1RR, 144A, FRN, 0.92%, (3-month EURIBOR + 0.92%),
11/14/32 .......................................... Ireland 50,450,000 EUR 58,253,492
1A, A2RR, 144A, FRN, 1.65%, (3-month EURIBOR + 1.65%),
11/14/32 .......................................... Ireland 9,700,000 EUR 11,194,601
f,t
HPS Loan Management Ltd. ,
13A-18, A2, 144A, FRN, 1.687%, (3-month USD LIBOR + 1.45%),
10/15/30 .......................................... United States 8,600,000 8,489,767
13A-18, C, 144A, FRN, 2.387%, (3-month USD LIBOR + 2.15%),
10/15/30 .......................................... United States 3,000,000 2,895,103
f,t
LCM 26 Ltd. ,
26A, B, 144A, FRN, 1.618%, (3-month USD LIBOR + 1.4%),
1/20/31 ........................................... United States 2,000,000 1,923,959

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
114
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,t
LCM 26 Ltd., (continued)
26A, C, 144A, FRN, 2.018%, (3-month USD LIBOR + 1.8%),
1/20/31 ........................................... United States 9,600,000 $ 9,073,057
26A, D, 144A, FRN, 2.718%, (3-month USD LIBOR + 2.5%),
1/20/31 ........................................... United States 600,000 516,977
f,t
LCM XVIII LP ,
18A, BR, 144A, FRN, 1.818%, (3-month USD LIBOR + 1.6%),
4/20/31 ........................................... United States 1,090,000 1,059,073
18A, CR, 144A, FRN, 2.068%, (3-month USD LIBOR + 1.85%),
4/20/31 ........................................... United States 2,000,000 1,895,430
f,t
Long Point Park CLO Ltd. ,
2017-1A, A2, 144A, FRN, 1.593%, (3-month USD LIBOR +
1.375%), 1/17/30 .................................... United States 5,800,000 5,615,334
2017-1A, B, 144A, FRN, 1.918%, (3-month USD LIBOR + 1.7%),
1/17/30 ........................................... United States 2,700,000 2,571,028
2017-1A, C, 144A, FRN, 2.618%, (3-month USD LIBOR + 2.4%),
1/17/30 ........................................... United States 3,100,000 2,721,654
f,t
Madison Park Euro Funding VIII DAC ,
8A, ARN, 144A, FRN, 0.95%, (3-month EURIBOR + 0.95%),
4/15/32 ........................................... Ireland 41,450,000 EUR 48,083,621
8A, BRN, 144A, FRN, 1.7%, (3-month EURIBOR + 1.7%), 4/15/32 Ireland 4,600,000 EUR 5,325,282
f,t
Madison Park Funding XLII Ltd. ,
13A, B, 144A, FRN, 1.709%, (3-month USD LIBOR + 1.5%),
11/21/30 .......................................... United States 2,700,000 2,625,952
13A, C, 144A, FRN, 2.009%, (3-month USD LIBOR + 1.8%),
11/21/30 .......................................... United States 3,753,500 3,601,101
13A, D, 144A, FRN, 2.909%, (3-month USD LIBOR + 2.7%),
11/21/30 .......................................... United States 5,500,000 5,170,000
f,t
Madison Park Funding XXII Ltd. , 2016-22A , CR , 144A, FRN ,
2.237% , ( 3-month USD LIBOR + 2% ), 1/15/33 .............. United States 7,790,000 7,388,787
f,t
Madison Park Funding XXIX Ltd. , 2018-29A , C , 144A, FRN , 2.418% ,
( 3-month USD LIBOR + 2.2% ), 10/18/30 .................. United States 1,072,581 1,040,728
f,t
Madison Park Funding XXXI Ltd. ,
2018-31A, B, 144A, FRN, 1.909%, (3-month USD LIBOR + 1.7%),
1/23/31 ........................................... United States 1,500,000 1,473,761
2018-31A, C, 144A, FRN, 2.359%, (3-month USD LIBOR +
2.15%), 1/23/31 ..................................... United States 650,000 637,000
f,u
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 12,995,082 13,800,073
f,t
Neuberger Berman CLO XVIII Ltd. , 2014-18A , A1BR , 144A, FRN ,
1.609% , ( 3-month USD LIBOR + 1.4% ), 10/21/30 ............ United States 1,700,000 1,670,323
f,t
Neuberger Berman CLO XVI-S Ltd. ,
2017-16SA, C, 144A, FRN, 1.837%, (3-month USD LIBOR +
1.6%), 1/15/28 ...................................... United States 2,350,000 2,295,882
2017-16SA, D, 144A, FRN, 2.737%, (3-month USD LIBOR +
2.5%), 1/15/28 ...................................... United States 650,000 622,648

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
115
a a
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Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,t
Neuberger Berman Loan Advisers CLO 27 Ltd. , 2018-27A , C , 144A,
FRN , 1.937% , ( 3-month USD LIBOR + 1.7% ), 1/15/30 ........ United States 4,900,000 $ 4,696,024
f,t
Newark BSL CLO 2 Ltd. , 2017-1A , B , 144A, FRN , 2.565% , ( 3-month
USD LIBOR + 2.35% ), 7/25/30 .......................... United States 3,069,687 3,024,924
f,t
NZCG Funding Ltd. , 2015-1A , A2R , 144A, FRN , 1.784% , ( 3-month
USD LIBOR + 1.55% ), 2/26/31 .......................... United States 12,390,000 12,179,886
f,t
Octagon Investment Partners 18-R Ltd. , 2018-18A , C , 144A, FRN ,
2.93% , ( 3-month USD LIBOR + 2.7% ), 4/16/31 .............. United States 9,050,000 8,023,097
f,t
Octagon Investment Partners 28 Ltd. , 2016-1A , A2R , 144A, FRN ,
1.665% , ( 3-month USD LIBOR + 1.45% ), 10/24/30 ........... United States 1,000,000 984,899
f,t
Octagon Investment Partners 31 LLC , 2017-1A , C , 144A, FRN ,
2.618% , ( 3-month USD LIBOR + 2.4% ), 7/20/30 ............. United States 1,707,068 1,681,596
f,t
Octagon Investment Partners 33 Ltd. ,
2017-1A, A2, 144A, FRN, 1.718%, (3-month USD LIBOR + 1.5%),
1/20/31 ........................................... United States 400,000 388,830
2017-1A, C, 144A, FRN, 2.968%, (3-month USD LIBOR + 2.75%),
1/20/31 ........................................... United States 2,800,000 2,561,391
f,t
Octagon Investment Partners 35 Ltd. ,
2018-1A, A1B, 144A, FRN, 1.318%, (3-month USD LIBOR +
1.1%), 1/20/31 ...................................... United States 3,325,000 3,260,088
2018-1A, B, 144A, FRN, 1.918%, (3-month USD LIBOR + 1.7%),
1/20/31 ........................................... United States 450,000 430,810
f,t
Octagon Investment Partners 36 Ltd. ,
2018-1A, A1, 144A, FRN, 1.207%, (3-month USD LIBOR +
0.97%), 4/15/31 ..................................... United States 18,000,000 17,743,556
2018-1A, A2, 144A, FRN, 1.437%, (3-month USD LIBOR + 1.2%),
4/15/31 ........................................... United States 8,500,000 8,222,724
f,t
Octagon Investment Partners 37 Ltd. , 2018-2A , C , 144A, FRN ,
3.065% , ( 3-month USD LIBOR + 2.85% ), 7/25/30 ............ United States 2,000,000 1,842,303
f,t
Octagon Investment Partners 38 Ltd. , 2018-1A , C , 144A, FRN ,
3.168% , ( 3-month USD LIBOR + 2.95% ), 7/20/30 ............ United States 4,000,000 3,678,896
f,t
Octagon Investment Partners XVII Ltd. ,
2013-1A, BR2, 144A, FRN, 1.615%, (3-month USD LIBOR +
1.4%), 1/25/31 ...................................... United States 4,020,000 3,875,568
2013-1A, CR2, 144A, FRN, 1.915%, (3-month USD LIBOR +
1.7%), 1/25/31 ...................................... United States 5,250,000 4,980,905
f,t
Octagon Investment Partners XXIII Ltd. , 2015-1A , BR , 144A, FRN ,
1.437% , ( 3-month USD LIBOR + 1.2% ), 7/15/27 ............. United States 1,170,000 1,139,344
f,t
Octagon Loan Funding Ltd. , 2014-1A , CRR , 144A, FRN , 2.47% ,
( 3-month USD LIBOR + 2.2% ), 11/18/31 .................. United States 750,000 730,150
f,j,u
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 4,303,495 4,220,984
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 4,957,685 4,868,533
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 1,603,376 1,627,102
f,t
Race Point X CLO Ltd. , 2016-10A , B1R , 144A, FRN , 1.865% ,
( 3-month USD LIBOR + 1.65% ), 7/25/31 .................. United States 3,600,000 3,494,945
f,t
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 2.437% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 ............................... United States 11,000,000 10,422,405
f,t
TCI-Flatiron CLO Ltd. ,
2017-1A, B, 144A, FRN, 1.84%, (3-month USD LIBOR + 1.56%),
11/18/30 .......................................... United States 3,500,000 3,446,838
2017-1A, C, 144A, FRN, 2.13%, (3-month USD LIBOR + 1.85%),
11/18/30 .......................................... United States 2,800,000 2,704,768
f,j,u
Towd Point Mortgage Trust ,
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 .................. United States 5,659,620 5,803,263
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................... United States 8,862,000 9,529,718

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
116
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,j,u
Towd Point Mortgage Trust, (continued)
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................... United States 2,669,538 $ 2,743,895
f,j
Upgrade Master Pass-Thru Trust ,
u
2019-PT1, A, 144A, FRN, 12.429%, 6/15/25 ................ United States 1,840,219 1,655,305
2019-PT2, A, 144A, 7.727%, 2/15/26 ..................... United States 3,606,550 3,536,682
f,t
Voya CLO Ltd. ,
2013-2A, CR, 144A, FRN, 2.965%, (3-month USD LIBOR +
2.75%), 4/25/31 ..................................... United States 1,650,000 1,443,385
2013-3A, A2RR, 144A, FRN, 1.918%, (3-month USD LIBOR +
1.7%), 10/18/31 ..................................... United States 990,000 973,163
2014-1A, BR2, 144A, FRN, 2.118%, (3-month USD LIBOR +
1.9%), 4/18/31 ...................................... United States 1,000,000 959,918
2014-1A, CR2, 144A, FRN, 3.018%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 3,750,000 3,276,734
2016-3A, CR, 144A, FRN, 3.468%, (3-month USD LIBOR +
3.25%), 10/18/31 .................................... United States 2,547,170 2,277,312
2017-3A, B, 144A, FRN, 2.568%, (3-month USD LIBOR + 2.35%),
7/20/30 ........................................... United States 3,091,704 3,059,361
2018-2A, A2, 144A, FRN, 1.487%, (3-month USD LIBOR +
1.25%), 7/15/31 ..................................... United States 1,500,000 1,464,210
2018-2A, C1, 144A, FRN, 2.087%, (3-month USD LIBOR +
1.85%), 7/15/31 ..................................... United States 700,000 668,980
f,t
Webster Park CLO Ltd. , 2015-1A , BR , 144A, FRN , 2.018% , ( 3-month
USD LIBOR + 1.8% ), 7/20/30 ........................... United States 2,000,000 1,907,001
635,784,229
a a a a a a
Road & Rail 0.0%
†
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust ,
1999-2 , 7.57% , 1/02/21 ............................... United States 4,060 4,089
Union Pacific Railroad Co. Pass-Through Trust , 2005-1 , 5.082% ,
1/02/29 ........................................... United States 93,392 103,455
107,544
a a a a a a
Total Asset-Backed Securities (Cost $653,952,565) ..............................
643,656,811
Commercial Mortgage-Backed Securities 9.3%
Capital Markets 0.0%
†
t
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 0.889% ,
( 1-month USD LIBOR + 0.74% ), 3/25/28 .................. United States 461,111 449,663
Diversified Financial Services 1.6%
f,t
Bellemeade Re Ltd. , 2018-1A , M1B , 144A, FRN , 1.749% , ( 1-month
USD LIBOR + 1.6% ), 4/25/28 ........................... United States 3,677,639 3,643,479
f
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 11,827,380 12,232,643
u
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 10,259,541 10,855,615
f,j,u
CIM Trust ,
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 .................. United States 6,297,505 6,539,204
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 6,679,370 6,935,724
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 11,241,005 11,627,983

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
117
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
f,u
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 United States 354,915 $ 355,156
u
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.012% , 7/10/38 United States 1,634,240 1,471,225
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 9/25/19 ........................................ United States 116,184 98,161
f,t
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 0.848% , ( 1-month
USD LIBOR + 0.7% ), 6/15/34 ........................... United States 9,840,000 9,786,751
f,u
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.555% , 9/10/35 ..................................... United States 3,255,000 3,545,291
u
GE Commercial Mortgage Corp. Trust , 2007-C1 , AM , FRN , 5.606% ,
12/10/49 .......................................... United States 1,030,409 567,166
f,j,u
Provident Funding Mortgage Trust ,
2019-1, A2, 144A, FRN, 3%, 12/25/49 .................... United States 6,736,792 6,950,234
2020-1, A3, 144A, FRN, 3%, 2/25/50 ..................... United States 9,698,361 9,880,461
f,t
Radnor Re Ltd. , 2018-1 , M1 , 144A, FRN , 1.549% , ( 1-month USD
LIBOR + 1.4% ), 3/25/28 ............................... United States 257,376 257,276
84,746,369
a a a a a a
Thrifts & Mortgage Finance 7.7%
t
FHLMC Structured Agency Credit Risk Debt Notes ,
2014-DN1, M2, FRN, 2.349%, (1-month USD LIBOR + 2.2%),
2/25/24 ........................................... United States 229,582 229,864
2014-DN3, M3, FRN, 4.149%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 9,697,628 9,809,355
2014-DN4, M3, FRN, 4.699%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 5,139,792 5,241,401
2014-HQ1, M3, FRN, 4.249%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 1,366,276 1,384,819
2015-DN1, M3, FRN, 4.299%, (1-month USD LIBOR + 4.15%),
1/25/25 ........................................... United States 3,604,623 3,650,027
2015-DNA2, M3, FRN, 4.049%, (1-month USD LIBOR + 3.9%),
12/25/27 .......................................... United States 14,852,448 15,069,662
2015-DNA3, M3, FRN, 4.849%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 3,128,393 3,272,738
2015-HQ1, M3, FRN, 3.949%, (1-month USD LIBOR + 3.8%),
3/25/25 ........................................... United States 4,451,267 4,464,273
2015-HQ2, M3, FRN, 3.399%, (1-month USD LIBOR + 3.25%),
5/25/25 ........................................... United States 4,580,000 4,658,214
2016-DNA1, M3, FRN, 5.699%, (1-month USD LIBOR + 5.55%),
7/25/28 ........................................... United States 18,098,621 19,107,208
2016-DNA2, M3, FRN, 4.799%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 14,025,223 14,629,203
2016-HQA2, M3, FRN, 5.299%, (1-month USD LIBOR + 5.15%),
11/25/28 .......................................... United States 23,280,842 24,366,253
2016-HQA3, M2, FRN, 1.499%, (1-month USD LIBOR + 1.35%),
3/25/29 ........................................... United States 173,369 173,452
2017-DNA1, M2, FRN, 3.399%, (1-month USD LIBOR + 3.25%),
7/25/29 ........................................... United States 14,300,045 14,771,424
2017-DNA2, M2, FRN, 3.599%, (1-month USD LIBOR + 3.45%),
10/25/29 .......................................... United States 26,327,007 27,180,934
2017-DNA3, M2, FRN, 2.649%, (1-month USD LIBOR + 2.5%),
3/25/30 ........................................... United States 13,500,000 13,706,288
2017-HQA1, M2, FRN, 3.699%, (1-month USD LIBOR + 3.55%),
8/25/29 ........................................... United States 18,938,846 19,343,253
2017-HQA2, M2, FRN, 2.799%, (1-month USD LIBOR + 2.65%),
12/25/29 .......................................... United States 7,242,629 7,226,071
2017-HQA3, M2, FRN, 2.499%, (1-month USD LIBOR + 2.35%),
4/25/30 ........................................... United States 7,268,889 7,368,144

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
118
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
t
FNMA , 2005-122 , FN , FRN , 0.499% , ( 1-month USD LIBOR +
0.35% ), 1/25/36 ..................................... United States 380,188 $ 368,834
t
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.399%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 7,267,990 7,204,948
2014-C02, 1M2, FRN, 2.749%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 17,016,220 15,054,427
2014-C02, 2M2, FRN, 2.749%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 5,597,591 5,497,826
2014-C03, 1M2, FRN, 3.149%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 19,928,642 17,751,368
2014-C03, 2M2, FRN, 3.049%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 1,921,583 1,920,008
2014-C04, 1M2, FRN, 5.049%, (1-month USD LIBOR + 4.9%),
11/25/24 .......................................... United States 14,851,468 15,454,500
2014-C04, 2M2, FRN, 5.149%, (1-month USD LIBOR + 5%),
11/25/24 .......................................... United States 2,172,480 2,229,634
2015-C01, 1M2, FRN, 4.449%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 1,915,338 1,952,067
2015-C01, 2M2, FRN, 4.699%, (1-month USD LIBOR + 4.55%),
2/25/25 ........................................... United States 4,452,320 4,523,146
2015-C02, 1M2, FRN, 4.149%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 9,366,478 9,472,129
2015-C02, 2M2, FRN, 4.149%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 1,819,789 1,849,793
2015-C03, 1M2, FRN, 5.149%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 6,526,914 6,670,106
2015-C03, 2M2, FRN, 5.149%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 1,875,078 1,924,260
2016-C04, 1M2, FRN, 4.399%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 11,551,476 11,984,672
2016-C05, 2M2, FRN, 4.599%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 11,064,967 11,481,718
2016-C07, 2M2, FRN, 4.499%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 7,925,193 8,276,449
2017-C01, 1M2, FRN, 3.699%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 11,636,427 12,006,645
2017-C02, 2M2, FRN, 3.799%, (1-month USD LIBOR + 3.65%),
9/25/29 ........................................... United States 8,075,764 8,180,235
2017-C03, 1M2, FRN, 3.149%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 25,335,261 25,627,787
2017-C04, 2M2, FRN, 2.999%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 5,317,495 5,336,563
2017-C05, 1M2, FRN, 2.349%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 20,840,081 20,668,138
a
Weyerhaeuser Mortgage Co. of Texas , 7.43% , 1/01/24 ......... United States 7,781 7,781
391,095,617
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $499,387,772) ...............
476,291,649
Mortgage-Backed Securities 21.0%
v
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 1.903%, (COFI 11th District +/- MBS Margin), 11/01/27 .. United States 987,048 991,416
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.2%
FHLMC Gold Pools, 15 Year, 5.5%, 11/01/22 ................. United States 31,329 31,608
FHLMC Gold Pools, 15 Year, 6%, 10/01/21 - 9/01/22 ........... United States 51,224 52,427

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
119
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Gold Pools, 30 Year, 4.5%, 3/01/39 .................. United States 1,057,474 $ 1,187,555
FHLMC Gold Pools, 30 Year, 5%, 8/01/33 - 2/01/39 ............ United States 6,680,906 7,700,118
FHLMC Gold Pools, 30 Year, 5.5%, 1/01/35 - 12/01/37 ......... United States 546,026 632,809
FHLMC Gold Pools, 30 Year, 6%, 5/01/33 - 4/01/38 ............ United States 717,668 838,134
FHLMC Gold Pools, 30 Year, 6.5%, 8/01/25 - 3/01/39 .......... United States 628,626 727,267
FHLMC Gold Pools, 30 Year, 7%, 1/01/28 - 7/01/32 ............ United States 44,887 51,073
FHLMC Gold Pools, 30 Year, 7.5%, 3/01/32 .................. United States 10,350 12,441
FHLMC Gold Pools, 30 Year, 8%, 2/01/30 ................... United States 13,160 15,354
FHLMC Gold Pools, 30 Year, 8.5%, 10/01/24 - 8/01/30 ......... United States 3,541 3,957
11,252,743
v
Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
FNMA, 1.904% - 4.105%, (COFI 11th District +/- MBS Margin),
12/01/24 - 3/01/37 ................................... United States 2,822,218 2,908,612
2,908,612
Federal National Mortgage Association (FNMA) Fixed Rate 17.8%
FNMA, 15 Year, 5.5%, 12/01/22 - 12/01/23 .................. United States 41,569 42,809
FNMA, 15 Year, 6%, 9/01/22 ............................. United States 22,840 23,227
FNMA, 30 Year, 3%, 9/01/48 ............................. United States 27,702,106 29,312,531
FNMA, 30 Year, 3%, 11/01/48 ............................ United States 66,765,488 70,574,192
FNMA, 30 Year, 3%, 9/01/50 ............................. United States 29,347,841 30,769,674
FNMA, 30 Year, 5%, 6/01/36 - 5/01/39 ...................... United States 1,324,275 1,519,515
FNMA, 30 Year, 5.5%, 6/01/33 - 8/01/37 .................... United States 4,012,337 4,609,440
FNMA, 30 Year, 6%, 9/01/32 - 9/01/38 ...................... United States 4,496,734 5,292,132
FNMA, 30 Year, 6.5%, 8/01/28 - 5/01/37 .................... United States 143,902 163,595
FNMA, 30 Year, 7%, 11/01/25 ............................ United States 2,396 2,405
FNMA, 30 Year, 7.5%, 1/01/30 ........................... United States 7,980 9,309
FNMA, 30 Year, 8.5%, 4/01/30 - 5/01/32 .................... United States 41,234 49,303
FNMA, 30 Year, 9%, 11/01/26 - 5/01/27 ..................... United States 20,601 21,276
w
FNMA, Single-family, 15 Year, 1.5%, 11/25/35 ................ United States 53,649,000 54,759,702
w
FNMA, Single-family, 15 Year, 2%, 11/25/35 ................. United States 158,170,000 164,014,877
w
FNMA, Single-family, 30 Year, 2%, 11/25/50 ................. United States 177,993,000 183,520,516
w
FNMA, Single-family, 30 Year, 2.5%, 11/25/50 ................ United States 348,659,000 363,299,951
907,984,454
v
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 3% - 3.125%, (1-year CMT T-Note +/- MBS Margin),
1/20/23 - 10/20/26 ................................... United States 18,141 18,704
18,704
Government National Mortgage Association (GNMA) Fixed Rate 2.9%
GNMA I, 30 Year, 7%, 10/15/27 - 6/15/31 .................... United States 14,716 17,644
GNMA I, Single-family, 30 Year, 6%, 1/15/39 ................. United States 98,190 115,265
GNMA I, Single-family, 30 Year, 6.5%, 10/15/31 - 7/15/38 ........ United States 17,343 19,764
GNMA I, Single-family, 30 Year, 7%, 3/15/28 - 4/15/28 .......... United States 6,568 6,780
GNMA I, Single-family, 30 Year, 7.5%, 2/15/22 - 5/15/26 ........ United States 18,399 18,980
GNMA I, Single-family, 30 Year, 9%, 9/15/25 ................. United States 34 34
GNMA II, Single-family, 30 Year, 2%, 10/20/50 ................ United States 70,357,000 73,093,367
GNMA II, Single-family, 30 Year, 2.5%, 10/20/50 .............. United States 69,670,000 73,050,169
GNMA II, Single-family, 30 Year, 6%, 5/20/31 ................. United States 2,517 2,839
GNMA II, Single-family, 30 Year, 6.5%, 3/20/28 - 7/20/38 ........ United States 253,564 297,854
GNMA II, Single-family, 30 Year, 7.5%, 8/20/30 - 1/20/33 ........ United States 29,769 34,271
146,656,967
Total Mortgage-Backed Securities (Cost $1,061,694,473) .........................
1,069,812,896

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
120
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds 4.0%
California 1.2%
California Health Facilities Financing Authority ,
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.934%, 6/01/32 .............................. United States 6,810,000 $ 7,124,690
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.984%, 6/01/33 .............................. United States 5,870,000 6,153,639
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 3.034%, 6/01/34 .............................. United States 4,445,000 4,613,421
City of San Francisco, Public Utilities Commission Water, Revenue,
2019 A, Refunding, 3.473%, 11/01/43 ..................... United States 2,640,000 2,769,914
Foothill-Eastern Transportation Corridor Agency, Revenue, 2019A,
Refunding, 4.094%, 1/15/49 ............................ United States 3,470,000 3,628,995
Gilroy Unified School District, GO, 2019, Refunding, 3.364%, 8/01/47 United States 7,220,000 7,475,444
Industry Public Facilities Authority, Tax Allocation, B, Refunding,
AGMC Insured, 4.294%, 1/01/23 ........................ United States 8,450,000 8,661,757
x
Los Angeles Community College District, GO, 2020, Refunding,
2.106%, 8/01/32 ..................................... United States 3,050,000 3,043,686
San Jose Redevelopment Agency Successor Agency, Tax Allocation,
Senior Lien, 2017A-T, Refunding, 3.226%, 8/01/27 ........... United States 6,150,000 6,716,231
University of California, Revenue, 2015 J, Refunding, 4.131%,
5/15/45 ........................................... United States 10,750,000 12,587,390
62,775,167
Colorado 0.1%
Metro Wastewater Reclamation District, Revenue, 2019 B,
Refunding, 3.158%, 4/01/41 ............................ United States 5,600,000 5,879,328
Florida 0.1%
County of Broward, Airport System, Revenue, 2019C, Refunding,
3.477%, 10/01/43 .................................... United States 7,145,000 7,116,063
Hawaii 0.0%
†
City & County Honolulu, Wastewater System, Revenue, 2019 B,
Refunding, 2.585%, 7/01/28 ............................ United States 1,350,000 1,434,442
Illinois 0.0%
†
Chicago Transit Authority Sales Tax Receipts Fund, Revenue,
2008A, 6.899%, 12/01/40 .............................. United States 800,000 1,116,968
Massachusetts 0.2%
Massachusetts School Building Authority, Revenue, 2019 B,
Refunding, 3.395%, 10/15/40 ........................... United States 6,760,000 7,060,482
Massachusetts State College Building Authority, Revenue, 2019 C,
Refunding, 3.373%, 5/01/43 ............................ United States 5,900,000 5,938,232
12,998,714
Minnesota 0.1%
State of Minnesota, GO, 2013F, Refunding, 4%, 10/01/24 ....... United States 5,760,000 6,381,504
Missouri 0.2%
Metropolitan St. Louis Sewer District, Revenue, 2019 C, Refunding,
3.259%, 5/01/45 ..................................... United States 7,640,000 8,083,808
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority, Revenue, 2019 B,
Refunding, 4.131%, 6/15/42 ............................ United States 4,060,000 3,801,662
New York 0.4%
x
Metropolitan Transportation Authority, Revenue, 2020 E, Refunding,
4%, 11/15/45 ....................................... United States 4,105,000 4,128,563

Franklin Investors Securities Trust
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Franklin Total Return Fund
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121
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, State University of New York,
Revenue, 2019B, Refunding, 3.142%, 7/01/43 .............. United States 3,605,000 $ 3,744,441
Port Authority of New York & New Jersey ,
Revenue, 191, 4.823%, 6/01/45 ......................... United States 4,570,000 5,112,962
Revenue, 192, 4.81%, 10/15/65 ......................... United States 5,000,000 6,461,300
19,447,266
Ohio 0.4%
Greenville City School District, GO, 2019, Refunding, 3.541%,
1/01/51 ........................................... United States 16,585,000 16,626,960
State of Ohio, Cleveland Clinic Health System Obligated Group,
Revenue, 2019G, Refunding, 3.276%, 1/01/42 .............. United States 2,265,000 2,449,711
19,076,671
Oregon 0.1%
State of Oregon, Department of Transportation, Revenue, Senior
Lien, 2019 B, Refunding, 3.168%, 11/15/38 ................ United States 4,510,000 4,856,188
Pennsylvania 0.1%
University of Pittsburgh-of the Commonwealth System of Higher
Education, Revenue, 2017 C, Refunding, 3.005%, 9/15/41 ..... United States 6,315,000 6,560,969
Texas 0.8%
City of Austin, Electric Utility, Revenue, 2008, Refunding, AGMC
Insured, 6.262%, 11/15/32 ............................. United States 13,140,000 16,825,113
Permanent University Fund - Texas A&M University System,
Revenue, 2019, 3.1%, 7/01/49 .......................... United States 9,020,000 9,350,583
State of Texas, GO, 2019, Refunding, 3.211%, 4/01/44 ......... United States 6,760,000 7,191,220
Texas State University System ,
Revenue, 2019 B, Refunding, 2.938%, 3/15/33 .............. United States 2,655,000 2,866,073
Revenue, 2019 B, Refunding, 3.289%, 3/15/40 .............. United States 2,255,000 2,421,103
38,654,092
Utah 0.2%
Salt Lake City Corp., Revenue, 2019B, Refunding, 3.102%, 4/01/38 United States 3,155,000 3,359,286
Utah Transit Authority, Revenue, Senior Lien, 2019 B, Refunding,
3.443%, 12/15/42 .................................... United States 4,510,000 4,626,899
7,986,185
Total Municipal Bonds (Cost $197,235,383) .....................................
206,169,027
Shares/Units
Escrows and Litigation Trusts 0.0%
†
a
Millennium Corporate Claim Trust, Escrow Account ............ United States 73,753 —
a
Millennium Lender Claim Trust, Escrow Account .............. United States 73,753 —
a,b
Motors Liquidation Co., Escrow Account, Convertible Preferred, C . United States 43,500 —
a,d
Remington Outdoor Co., Inc., Litigation Units ................. United States 4,897 —
b
Sanchez Energy Corp., Escrow Account .................... United States 3,000,000 30,000
Total Escrows and Litigation Trusts (Cost $–) ...................................
30,000
Total Long Term Investments (Cost $5,514,943,363) .............................
5,596,582,506
a

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
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Annual Report The accompanying notes are an integral part of these financial statements
122
See Abbreviations on page
169
.
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.1%
Puts - Over-the-Counter
Interest Rate Swaptions 0.1%
Receive Floating 3-month USD LIBOR, Pay Fixed 1%, Counterparty
CITI, Expires 4/01/21 ................................. 1 258,200,000 $ 3,695,910
Total Options Purchased (Cost $2,246,340) .....................................
3,695,910
Short Term Investments 4.4%
a a
Country Shares
a
Value
a
Money Market Funds 4.4%
e,y
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 226,741,557 226,741,557
Total Money Market Funds (Cost $226,741,557) .................................
226,741,557
Total Short Term Investments (Cost $226,741,557 ) ...............................
226,741,557
a
Total Investments (Cost $5,743,931,260) 114.3% .................................
$5,827,019,973
Other Assets, less Liabilities (14.3)% ..........................................
(729,401,469)
Net Assets 100.0% ...........................................................
$5,097,618,504

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
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The accompanying notes are an integral part of these financial statements Annual Report
123
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 15 regarding fair value measurements.
b
Non-income producing.
c
The security is owned by FT Holdings Corp. I, a wholly-owned subsidiary of the Fund. See Note 1(h).
d
See Note 9 regarding restricted securities.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2020, the aggregate value of these securities was $1,224,423,765, representing 24.0% of net assets.
g
Perpetual security with no stated maturity date.
h
Income may be received in additional securities and/or cash.
i
See Note 7 regarding defaulted securities.
j
The coupon rate shown represents the rate at period end.
k
See Note 1(j) regarding senior floating rate interests.
l
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
m
A portion or all of the security purchased on a delayed delivery basis. See Note 1(j)
n
See Note 10 regarding unfunded loan commitments.
o
See Note 1(k) regarding Marketplace Lending.
p
See Note 1(f) regarding loan participations and assignments.
q
A supranational organization is an entity formed by two or more central governments through international treaties.
r
The principal represents the notional amount. See Note 1(d) regarding value recovery instruments.
s
Principal amount of security is adjusted for inflation. See Note 1(m).
t
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
u
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
v
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
w
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
x
Security purchased on a when-issued basis. See Note 1(d).
y
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
124
At October 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(e).
At October 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
At October 31, 2020, the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Australia 3 Year Bonds ........................ Long 1,265 $ 104,436,902 12/15/20 $ 421,769
Canada 10 Year Bonds ........................ Long 1,902 215,641,856 12/18/20 (1,254,785)
U.S. Treasury 10 Year Notes .................... Long 630 87,077,812 12/21/20 (522,582)
U.S. Treasury 10 Year Ultra Notes ................ Short 1,925 302,766,406 12/21/20 3,372,274
U.S. Treasury 2 Year Notes ..................... Long 1,699 375,213,531 12/31/20 20,014
U.S. Treasury 5 Year Notes ..................... Long 3,425 430,185,353 12/31/20 (730,715)
U.S. Treasury Long Bonds ..................... Long 682 117,623,688 12/21/20 (2,573,844)
U.S. Treasury Ultra Bonds ...................... Long 599 128,785,000 12/21/20 (4,460,507)
Total Futures Contracts ...................................................................... $(5,728,376)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indonesian Rupiah .. DBAB Buy 139,844,100,000 9,566,896 12/07/20 $ — $ (136,649)
Indonesian Rupiah .. JPHQ Buy 92,000,000,000 6,255,817 12/07/20 — (51,889)
Australian Dollar .... JPHQ Sell 34,750,000 23,919,120 12/24/20 — (513,587)
Japanese Yen ...... JPHQ Buy 6,888,000,000 64,591,996 1/13/21 1,266,073 —
Japanese Yen ...... JPHQ Sell 1,580,898,414 14,850,600 1/13/21 — (264,806)
Canadian Dollar .... JPHQ Sell 15,200,000 11,198,373 1/14/21 — (215,840)
Euro ............. JPHQ Sell 930,686 1,068,838 1/14/21 — (17,025)
Australian Dollar .... JPHQ Sell 16,600,000 11,866,676 1/28/21 193,258 —
Singapore Dollar .... JPHQ Sell 68,000,000 5,230,560,000 JPY 2/04/21 240,513 —
Canadian Dollar .... JPHQ Sell 50,180,000 38,172,759 3/09/21 487,977 —
Euro ............. DBAB Sell 2,178,384 2,582,117 3/09/21 37,490 —
Euro ............. JPHQ Sell 2,550,000 3,022,824 3/09/21 44,103 —
South Korean Won .. JPHQ Sell 14,000,000,000 11,820,132 3/10/21 — (497,727)
Turkish Lira ........ JPHQ Buy 72,700,000 8,826,029 4/06/21 — (791,963)
Total Forward Exchange Contracts ................................................... $2,269,414 $(2,489,486)
Net unrealized appreciation (depreciation) ............................................ $(220,072)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
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The accompanying notes are an integral part of these financial statements Annual Report
125
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Single Name
Ally Financial, Inc. ... (5.00)% Quarterly JPHQ 12/20/24 $ 20,750,000 $ (3,427,302) $ (3,206,790) $ (220,512)
Avon Products, Inc. .. (5.00)% Quarterly CITI 3/20/23 8,800,000 (758,158) (609,974) (148,184)
Italy Government Bond (1.00)% Quarterly BZWS 6/20/23 10,600,000 (131,620) 60,837 (192,457)
Nabors Industries, Inc. (1.00)% Quarterly CITI 12/20/21 10,225,000 2,408,519 168,920 2,239,599
Contracts to Sell Protection
(c)(d)
Single Name
Goldman Sachs Group,
Inc. (The) ....... 1.00% Quarterly JPHQ 12/20/24 20,750,000 410,562 295,535 115,027 BBB+
Italy Government Bond 1.00% Quarterly BZWS 6/20/23 10,600,000 66,208 (266,781) 332,989 NR
Morgan Stanley ..... 1.00% Quarterly JPHQ 12/20/24 20,750,000 466,856 324,366 142,490 BBB+
Nabors Industries, Inc. 1.00% Quarterly CITI 12/20/23 10,225,000 (6,508,705) (959,339) (5,549,366) CC
Traded Index
(e)
BNP Paribas Bespoke
Rodez Index,
Mezzanine Tranche
5-7% .......... 2.00% Quarterly BNDP 12/20/20 5,300,000 (183,740) — (183,740)
Non-
Investment
Grade
(e)
BNP Paribas Bespoke
Rodez2 Index,
Mezzanine Tranche
5-7% .......... 3.20% Quarterly BNDP 12/20/20 2,700,000 (53,515) — (53,515)
Non-
Investment
Grade
(e)
Citibank Bespoke
Palma Index,
Mezzanine Tranche
5-7% .......... 2.30% Quarterly CITI 6/20/21 5,900,000 (147,984) — (147,984)
Non-
Investment
Grade
(e)
Citibank Bespoke
Phoenix Index,
Mezzanine Tranche
5-7% .......... 2.90% Quarterly CITI 12/20/21 7,800,000 (629,448) — (629,448)
Non-
Investment
Grade
MCDX.NA.MAIN.31 .. 1.00% Quarterly CITI 12/20/23 2,325,000 (13,710) 14,753 (28,463)
Investment
Grade
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 4.10% Quarterly MSCO 12/20/21 8,300,000 (2,154,661) — (2,154,661)
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 3.98% Quarterly MSCO 12/20/21 8,300,000 (2,165,518) — (2,165,518)
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(12,822,216) $(4,178,473) $(8,643,743)
Total Credit Default Swap Contracts .................................... $(12,822,216) $ (4,178,473) $(8,643,743)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.

Franklin Investors Securities Trust
Consolidated Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
126
At October 31, 2020, the Fund had the following cross-currency swap contracts outstanding. See Note 1 ( e ).
At October 31, 2020, the Fund had the following inflation index swap contracts outstanding. See Note 1 ( e ).
Cross-Currency Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 1.334% ..... Quarterly 8,176,000 USD
Pay Floating 3-month EURIBOR + 1.12% ......... Quarterly CITI 7/10/21 7,300,000 EUR $ (318,079)
Receive Floating 3-month USD LIBOR + 1.23% ..... Quarterly 2,830,500 USD
Pay Floating 3-month EURIBOR + 1.07% ......... Quarterly CITI 9/17/21 2,550,000 EUR (136,058)
Receive Floating 3-month USD LIBOR + 1.87% ..... Quarterly 6,160,000 USD
Pay Floating 3-month EURIBOR + 1.7% .......... Quarterly CITI 10/15/21 5,600,000 EUR (361,476)
Receive Floating 3-month USD LIBOR + 1.175% ..... Quarterly 66,465,750 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 11/22/21 60,150,000 EUR (3,502,112)
Receive Floating 3-month USD LIBOR + 1.174% ..... Quarterly 51,115,500 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 12/10/21 46,050,000 EUR (2,470,403)
Receive Floating 3-month USD LIBOR + 1.318% ..... Quarterly 26,862,000 USD
Pay Floating 3-month EURIBOR + 1.2% .......... Quarterly CITI 12/12/21 24,200,000 EUR (1,305,650)
Total Cross Currency Swap Contracts ........................................................... $(8,093,778)
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.913% ..... At Maturity 1/14/29 $ 37,900,000 $ (343,694) $ — $ (343,694)
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.943% ..... At Maturity 1/15/29 98,100,000 (1,181,453) — (1,181,453)
Total Inflation Index Swap Contracts .................................. $(1,525,147) $— $(1,525,147)

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
October 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
127
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
a
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $669,187,038 $1,251,973,181 $2,539,520,041 $4,868,853,803
Cost - Controlled affiliates (Note 3 f and 12 ) ... — — — 633,222,023
Cost - Non-controlled affiliates (Note 3 f and 12 ) 37,053,731 235,238,140 220,775,423 241,855,434
Cost - Unaffiliated repurchase agreements ... 32,700,268 — — —
Value - Unaffiliated issuers ............... $668,122,724 $1,100,227,055 $2,521,648,139 $4,931,974,480
Value - Controlled affiliates (Note 3 f and 12 ) .. — — — 657,040,451
Value - Non-controlled affiliates (Note 3 f and 12 ) 37,053,731 153,976,943 214,835,393 238,005,042
Value - Unaffiliated repurchase agreements ... 32,700,268 — — —
Cash ................................. 23,484 17,509,039 5,454,200 9,607,588
Receivables:
Investment securities sold ................ 3,049,170 40,691,137 3,838,119 30,901,665
Capital shares sold ..................... 1,516,982 224,566 6,739,857 9,763,716
Dividends and interest .................. 1,830,196 4,029,689 13,114,464 26,709,362
Deposits with brokers for:
OTC derivative contracts ............... — — 11,021,420 17,904,852
TBA transactions ..................... — — — 1,286,000
Futures contracts ..................... — — 4,891,517 14,268,086
Centrally cleared swap contracts ......... — — 97,217 2,570,679
Variation margin on futures contracts ........ — — 362,976 —
Variation margin on centrally cleared swap
contracts ............................ — — 2,033,409 1,442,088
OTC swap contracts (upfront payments $–, $–,
$1,445,759 and $864,546, respectively) ....... — — 630,493 864,412
Unrealized appreciation on OTC forward exchange
contracts .............................. — — 733,241 2,269,414
Unrealized appreciation on OTC swap contracts . — — 2,074,715 2,830,105
Unrealized appreciation on unfunded loan
commitments ........................... — 235,087 16,309 22,418
FT Subsidiary deferred tax benefit (Note 1 h ) .... — — — 101,634
Other assets ........................... 232 667 1,195 1,832
Total assets ....................... 744,296,787 1,316,894,183 2,787,492,664 5,947,563,824
Liabilities:
Payables:
Investment securities purchased ........... — 47,163,447 84,046,814 811,276,297
Capital shares redeemed ................ 1,335,904 2,671,345 6,075,659 6,105,341
Management fees ...................... 295,775 606,315 222,531 1,453,909
Distribution fees ....................... 141,880 244,123 436,820 973,480
Transfer agent fees ..................... 132,650 262,268 282,153 838,163
Distributions to shareholders .............. 50,820 846,726 501,175 1,139,921
Variation margin on futures contracts ........ — — — 511,347
Due to brokers .......................... — 1,117,475 — —
OTC swap contracts (upfront receipts $–, $–,
$3,467,727 and $5,042,973) ............... — — 3,452,165 5,042,884
Unrealized depreciation on OTC swap contracts . — — 11,576,833 19,567,626
Unrealized depreciation on OTC forward exchange
contracts .............................. — — 988,354 2,489,486
Deferred tax ............................ — — 10,693 25,553
Unrealized depreciation on unfunded loan
commitments ........................... — 999 — —
Accrued expenses and other liabilities ........ 215,915 201,379 409,244 521,313
Total liabilities ...................... 2,172,944 53,114,077 108,002,441 849,945,320
Net assets, at value .............. $742,123,843 $1,263,780,106 $2,679,490,223 $5,097,618,504

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
128
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
a
Net assets consist of:
Paid-in capital .......................... $876,714,522 $1,881,238,202 $2,878,631,595 $5,129,337,681
Total distributable earnings (losses) .......... (134,590,679) (617,458,096) (199,141,372) (31,719,17 7)
Net assets, at value .............. $742,123,843 $1,263,780,106 $2,679,490,223 $5,097,618,504
a
Consolidated financial statement. See Note
1
(
h
)

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
129
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
a
Class A:
Net assets, at value .................... $460,620,645 $717,021,289 $1,778,665,704 $4,031,242,362
Shares outstanding ..................... 57,912,265 97,532,923 186,365,594 401,424,565
Net asset value per share
b
............... $7.95 $7.35 $9.54 $10.04
Maximum offering price per share (net asset
value per share ÷ 97.75%, 97.75%, 97.75% and
96.25%, respectively) ................... $8.13 $7.52 $9.76 $10.43
Class A1:
Net assets, at value .................... $77,910,393 $— $— $—
Shares outstanding ..................... 9,797,804 — — —
Net asset value per share
b
............... $7.95 $— $— $—
Maximum offering price per share (net asset
value per share ÷ 97.75%, —%, —% and —%) $8.13 $— $— $—
Class C:
Net assets, at value .................... $71,211,705 $160,193,935 $117,893,341 $208,946,868
Shares outstanding ..................... 8,958,949 21,775,701 12,409,482 20,965,390
Net asset value and maximum offering price per
share
b
............................... $7.95 $7.36 $9.50 $9.97
Class R:
Net assets, at value .................... $— $— $94,893 $17,274,001
Shares outstanding ..................... — — 9,945 1,727,715
Net asset value and maximum offering price per
share ............................... $— $— $9.54 $10.00
Class R6:
Net assets, at value .................... $33,529,770 $9,567,627 $553,603,014 $547,075,387
Shares outstanding ..................... 4,207,850 1,298,384 57,635,382 54,087,832
Net asset value and maximum offering price per
share ............................... $7.97 $7.37 $9.61 $10.11
Advisor Class:
Net assets, at value .................... $98,851,330 $376,997,255 $229,233,271 $293,079,886
Shares outstanding ..................... 12,415,967 51,231,522 23,887,744 29,009,466
Net asset value and maximum offering price per
share ............................... $7.96 $7.36 $9.60 $10.10
a
Consolidated financial statement. See Note
1
(
h
)

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
for the year ended October 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
130
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
a
Investment income:
Dividends:
Unaffiliated issuers ..................... $— $436,486 $1,059,011 $468,301
Controlled affiliates (Note 3 f and 12 ) ........ — — — 21,995,654
Non-controlled affiliates (Note 3 f and 12 ) ..... 163,447 2,963,422 1,564,640 1,263,986
Interest: (net of foreign taxes withheld $–, $–, $–
and $4,157, respectively)
Unaffiliated issuers :
Paydown gain (loss) .................. (3,944,133) 281,596 (5,339,156) (8,867,035)
Paid in cash
b
........................ 22,121,090 79,812,370 100,232,123 159,509,372
Non-controlled affiliates (Note 3 f and 12 ) ..... — 2,771,031 — —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .. — — 207,154 71
Non-controlled affiliates (Note 3 f ) .......... — — 18,274 —
Total investment income ................ 18,340,404 86,264,905 97,742,046 174,370,349
Expenses:
Management fees (Note 3 a ) ................ 3,625,747 9,082,004 14,781,815 23,704,292
Distribution fees: (Note 3c )
    Class A ............................. 1,057,888 2,110,335 4,222,267 9,230,950
    Class A1 ............................ 81,374 — — —
    Class C ............................. 501,950 1,436,936 847,817 1,528,352
    Class R ............................. — — 540 92,880
Transfer agent fees: (Note 3e )
    Class A ............................. 608,368 998,074 2,225,709 5,219,751
    Class A1 ............................ 117,671 — — —
    Class C ............................. 111,836 262,602 173,644 332,694
    Class R ............................. — — 135 26,446
    Class R6 ............................ 20,993 14,057 238,076 149,943
    Advisor Class ......................... 160,924 662,650 296,881 877,264
Custodian fees (Note 4 ) ................... 3,913 9,968 80,716 112,406
Reports to shareholders ................... 88,229 172,643 327,302 615,239
Registration and filing fees ................. 123,518 92,347 205,233 230,657
Professional fees ........................ 82,106 147,487 202,315 190,613
Trustees' fees and expenses ............... 7,542 21,435 34,254 53,387
Marketplace lending fees (Note 1k) .......... — — 821,833 499,936
Other ................................. 268,285 61,344 300,642 313,288
Total expenses ...................... 6,860,344 15,071,882 24,759,179 43,178,098
Expense reductions (Note 4 ) ............ (28) (18,964) (46,508) (53,341)
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (102,169) (476,258) (8,100,125) (2,536,009)
Net expenses ...................... 6,758,147 14,576,660 16,612,546 40,588,748
Net investment income ............. 11,582,257 71,688,245 81,129,500 133,781,601

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the year ended October 31, 2020
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The accompanying notes are an integral part of these financial statements. Annual Report
131
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
a
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (1,630,151) (112,721,660) (16,009,024) 59,058,465
Non-controlled affiliates (Note 3 f and 12 ) ... — (4,285,771) — —
Written options ........................ — — (5,271,978) (6,248,482)
Foreign currency transactions ............. — — 993,488 (6,211,492)
Forward exchange contracts .............. — — (2,467,838) (21,821,423)
Futures contracts ...................... — — (3,827,667) 57,319,219
TBA sale commitments .................. — — (25,205) 80,425
Swap contracts ........................ — (203,888) (12,128,867) (33,716,338)
Capital gain distributions from management
investment companies:
Controlled affiliates (Note 3 f ) ............ — — — 1,041,978
Net realized gain (loss) ............... (1,630,151) (117,211,319) (38,737,091) 49,502,352
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (754,301) (65,815,706) 536,747 11,014,145
Controlled affiliates (Note 3 f ) ............ — — — 13,303,860
Non-controlled affiliates (Note 3 f and 12 ) ... — (3,085,773) (2,389,309) (1,549,310)
Translation of other assets and liabilities
denominated in foreign currencies ........ — — (247,819) 5,704,539
Forward exchange contracts .............. — — 105,189 1,788,464
Futures contracts ...................... — — 3,104,127 7,926,651
Swap contracts ........................ — 369,172 (9,491,399) (15,847,226)
Change in deferred taxes on unrealized
appreciation .......................... — — (6,761) (16,672)
Net change in unrealized appreciation
(depreciation) ...................... (754,301) (68,532,307) (8,389,225) 22,324,451
Net realized and unrealized gain (loss) ......... (2,384,452) (185,743,626) (47,126,316) 71,826,803
Net increase (decrease) in net assets resulting from
operations ............................... $9,197,805 $(114,055,381) $34,003,184 $205,608,404
a
Consolidated financial statement. See Note 1 ( h )
b
Includes amortization of premium and accretion of discount.

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
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Annual Report The accompanying notes are an integral part of these financial statements.
132
Franklin Adjustable U.S. Government
Securities Fund Franklin Floating Rate Daily Access Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ............ $11,582,257 $13,215,775 $71,688,245 $161,201,518
Net realized gain (loss) ............ (1,630,151) — (117,211,319) (72,522,962)
Net change in unrealized appreciation
(depreciation) ................. (754,301) 2,476,828 (68,532,307) (111,443,489)
Net increase (decrease) in net
assets resulting from operations . 9,197,805 15,692,603 (114,055,381) (22,764,933)
Distributions to shareholders:
Class A ........................ (8,897,340) (12,001,795) (39,489,904) (64,119,132)
Class A1 ....................... (1,864,934) (2,915,661) — —
Class C ........................ (1,350,734) (2,843,324) (9,486,664) (18,210,835)
Class R6 ....................... (788,720) (1,199,781) (677,256) (3,994,879)
Advisor Class ................... (2,630,546) (3,815,385) (27,632,187) (77,201,443)
Total distributions to shareholders ..... (15,532,274) (22,775,946) (77,286,011) (163,526,289)
Capital share transactions: (Note 2 )
Class A ........................ 70,494,497 (21,579,949) (233,315,055) (220,170,584)
Class A1 ....................... (7,859,324) (13,138,172) — —
Class C ........................ (12,754,011) (40,864,972) (109,798,686) (119,511,218)
Class R6 ....................... 1,855,199 (3,739,246) (7,604,281) (118,338,106)
Advisor Class ................... (3,762,005) (7,695,018) (416,487,193) (802,269,979)
Total capital share transactions ....... 47,974,356 (87,017,357) (767,205,215) (1,260,289,887)
Net increase (decrease) in net
assets ..................... 41,639,887 (94,100,700) (958,546,607) (1,446,581,109)
Net assets:
Beginning of year .................. 700,483,956 794,584,656 2,222,326,713 3,668,907,822
End of year ...................... $742,123,843 $700,483,956 $1,263,780,106 $2,222,326,713

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
133
Franklin Low Duration Total Return Fund Franklin Total Return Fund
a
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ............ $81,129,500 $95,790,942 $133,781,601 $138,007,986
Net realized gain (loss) ............ (38,737,091) 11,354,598 49,502,352 110,171,716
Net change in unrealized appreciation
(depreciation) ................. (8,389,225) 9,929,361 22,324,451 162,522,506
Net increase (decrease) in net
assets resulting from operations . 34,003,184 117,074,901 205,608,404 410,702,208
Distributions to shareholders:
Class A ........................ (48,969,878) (52,306,023) (112,806,584) (92,537,289)
Class C ........................ (3,380,036) (3,709,440) (6,432,576) (6,711,287)
Class R ........................ (2,772) (7) (545,953) (667,734)
Class R6 ....................... (32,873,199) (38,208,441) (17,343,719) (15,990,733)
Advisor Class ................... (7,090,816) (8,102,666) (22,371,427) (25,772,639)
Total distributions to shareholders ..... (92,316,701) (102,326,577) (159,500,259) (141,679,682)
Capital share transactions: (Note 2 )
Class A ........................ 168,718,534 123,680,413 569,003,350 479,864,224
Class C ........................ (15,065,931) 4,489,729 (30,617,403) (21,014,946)
Class R ........................ 74,287 18,305 (4,067,761) (3,811,785)
Class R6 ....................... (418,721,668) (19,707,867) 59,823,951 22,963,552
Advisor Class ................... (21,237,380) 38,827,472 (568,354,934) 196,798,568
Total capital share transactions ....... (286,232,158) 147,308,052 25,787,203 674,799,613
Net increase (decrease) in net
assets ..................... (344,545,675) 162,056,376 71,895,348 943,822,139
Net assets:
Beginning of year .................. 3,024,035,898 2,861,979,522 5,025,723,156 4,081,901,017
End of year ...................... $2,679,490,223 $3,024,035,898 $5,097,618,504 $5,025,723,156
a
Consolidated financial statement. See Note
1
(
h
)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of seven
separate funds, four of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The classes of shares offered within each of
the Funds are indicated below. Class C shares automatically
convert to Class A shares after they have been held for 10
years. Each class of shares may differ by its initial sales
load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Adjustable U.S. Government Securities Fund
Class A, Class C, Class R6 & Advisor Class
Franklin Floating Rate Daily Access Fund
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Low Duration Total Return Fund
Franklin Total Return Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Occasionally,
events occur between the time at which trading in a foreign
security is completed and 4 p.m. Eastern time that might
call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may
arise between the value of the Funds' portfolio securities
as determined at the foreign market close and the latest
indications of value at 4 p.m. Eastern time. In order to
minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' securities to the latest indications of fair value at
4 p.m. Eastern time month end. At October 31, 2020,
certain securities may have been fair valued using these
procedures, in which case the securities were categorized
as Level 2 inputs within the fair value hierarchy. See the Fair
Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The
joint repurchase agreement held by the Funds at year end,
as indicated in the Statements of Investments, had been
entered into on October 30, 2020.
d. Securities Purchased on a When-Issued or Delayed
Delivery and TBA Basis
Certain or all Funds purchase securities on a when-issued
or delayed delivery and to-be-announced (TBA) basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention
of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated
for these securities and collateral has been pledged and/or
received for open TBA trades.
e. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce
their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment by
the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of the agreement.
Generally, collateral is determined at the close of Fund
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Funds' investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is
an agreement between the Fund and a counterparty to buy
or sell a foreign currency at a specific exchange rate on a
future date.
Certain or all Funds entered into credit default swap
contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the
Fund and a counterparty whereby the buyer of the contract
receives credit protection and the seller of the contract
guarantees the credit worthiness of a referenced debt
obligation. These agreements may be privately negotiated in
the over-the-counter market (OTC credit default swaps) or
may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may be a
single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap
contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional
amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount.
For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable in the Statements of Assets and Liabilities.
Over the term of the contract, the buyer pays the seller
a periodic stream of payments, provided that no event of
default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statements of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statements of Operations.
Certain or all Funds entered into OTC cross currency
swap contracts primarily to manage and/or gain exposure
to certain foreign currencies. A cross currency swap is
an agreement between the Fund and a counterparty to
exchange cash flows (determined using either a fixed or
floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined
based on the spot exchange rates at the opening of the
contract. Cross currency swaps may require the exchange
of notional amounts at the opening and/or closing of the
contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily
and recorded as unrealized depreciation and appreciation
until the payments are made, at which time they are
realized. Upfront payments and receipts are reflected in
the Statements of Assets and Liabilities and represent
compensating factors between stated terms of the cross
currency swap contract and prevailing market conditions
(interest rate spreads and other relevant factors). These
upfront payments and receipts are amortized over the term
of the contract as a realized gain or loss in the Statements of
Operations.
Certain or all Funds entered into inflation index swap
contracts primarily to manage and/or gain exposure to
inflation risk. An inflation index swap is an agreement
between the Fund and a counterparty to exchange cash
flows whereby one party makes payments based on the
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
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percentage change in an index that serves as a measure
of inflation and the other party makes a regular payment
based on a compounded fixed rate, applied to a notional
amount. These agreements may be privately negotiated
in the over-the-counter market (OTC inflation index swap)
or may be executed on a registered exchange (centrally
cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of
the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized
depreciation and appreciation until the payments are made,
at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon
maturity.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty
to exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized.
Certain or all Funds entered into OTC total return swap
contracts primarily to manage and/or gain exposure to credit and other market risk of an underlying instrument such as
a stock, bond, index or basket of securities or indices. A
total return swap is an agreement between the Fund and a
counterparty to exchange a return linked to an underlying
instrument for a floating or fixed rate payment, both based
upon a notional amount. Over the term of the contract,
contractually required payments to be paid or received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote exchange traded
and/or OTC option contracts primarily to manage and/or
gain exposure to interest rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of
a swap (swaption), at a specified price. When an option is
purchased or written, an amount equal to the premium paid
or received is recorded as an asset or liability, respectively.
Upon exercise of an option, the acquisition cost or sales
proceeds of the underlying investment is adjusted by any
premium received or paid. Upon expiration of an option, any
premium received or paid is recorded as a realized gain or
loss. Upon closing an option other than through expiration
or exercise, the difference between the premium received
or paid and the cost to close the position is recorded as a
realized gain or loss.
Certain or all Funds invest in value recovery instruments
(VRI) primarily to gain exposure to economic growth.
Periodic payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Statements of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
See Note 11 regarding other derivative information.
f. Loan Participation Notes
Certain or all Funds invest in loan participation notes
(Participations). Participations are loans originally issued to a borrower by one or more financial institutions (the
Lender) and subsequently sold to other investors, such as
the Funds. Participations typically result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Funds have the right to receive from the
Lender any payments of principal, interest and fees which
the Lender received from the borrower. The Funds generally
have no rights to either enforce compliance by the borrower
with the terms of the loan agreement or to any collateral
relating to the original loan. As a result, the Funds assume the credit risk of both the borrower and the Lender that is
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.
g. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower. At October 31, 2020, the
Franklin Low Duration Total Return Fund had no securities
on loan.
h. Investments in FT Holdings Corporation I (FT
Subsidiary)
Franklin Total Return Fund invests in certain financial
instruments through its investment in FT Subsidiary. FT
Subsidiary is a Delaware Corporation, is a wholly-owned
subsidiary of the Fund, and is able to invest in certain
financial instruments consistent with the investment
objective of the Fund. At October 31, 2020, FT Subsidiary’s
investment, Turtle Bay Resort, as well as any other assets
and liabilities of FT Subsidiary are reflected in the Fund’s
Consolidated Statement of Investments and Consolidated
Statement of Assets and Liabilities.
At October 31, 2020, FT Subsidiary, which is a tax paying
entity, recognized an unrealized loss on its Turtle Bay
investment. An estimated deferred tax asset based on
such unrealized loss is reflected as FT Subsidiary deferred
tax benefit in the Consolidated Statement of Assets and
Liabilities. The estimated benefit was calculated using
a federal rate of 21%. When the Turtle Bay investment
liquidates, FT Subsidiary will recognize a capital loss
which can be carried-back to offset prior year capital gains, resulting in a tax refund which will relieve the deferred tax asset.
The financial statements have been consolidated and
include the accounts of the Fund and FT Subsidiary.
All intercompany transactions and balances have been
eliminated. At October 31, 2020, the net assets of FT
Subsidiary were $5,155,025, representing 0.1% of the
Fund’s consolidated net assets. The Fund’s investment in FT
Subsidiary is limited to 25% of consolidated assets.
i. Mortgage Dollar Rolls
Certain or all Funds enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements
between the Fund and a financial institution where the Fund
sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
1. Organization and Significant Accounting Policies
(continued)
f. Loan Participation Notes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
j. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by
a designated U.S. bank or the London InterBank Offered
Rate (LIBOR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale. On July 27, 2017, the United Kingdom's Financial
Conduct Authority announced its intention to cease
sustaining LIBOR after 2021. There remains uncertainty
regarding the future utilization of LIBOR and the nature
of any replacement rate. As such, the potential effect of
a transition away from LIBOR on the Fund or the Fund's
investments that use or may use a floating rate based on
LIBOR cannot yet be determined.
k. Marketplace Lending
Certain or all Funds invest in loans obtained through
marketplace lending. Marketplace lending, sometimes
referred to as peer-to-peer lending, is a method of financing in which a platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional
forms of debt financing. Prospective borrowers are required
to provide certain financial information to the platform,
including, but not limited to, the intended purpose of the
loan, income, employment information, credit score, debt-
to-income ratio, credit history (including defaults and
delinquencies) and home ownership status. Based on this
and other information, the platform assigns its own credit
rating to the borrower and sets the interest rate for the
requested loan. The platform then posts the borrowing
requests online, giving investors the opportunity to purchase the loans based on factors such as the interest rates and
expected yields of the loans, the borrower background data,
and the credit rating assigned by the platform.
When the Funds invest in these loans, they usually purchase
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the
Funds, less any servicing fees assessed. The servicer is
typically responsible for taking actions against a borrower
in the event of a default on the loan. Servicing fees, along with other administration fees, are included in marketplace
lending fees in the Statements of Operations. The Funds,
as investors in a loan, would be entitled to receive payment only from the borrower and would not be able to recover
any deficiency from the platform, except under very narrow
circumstances. The loans in which the Funds may invest are
unsecured.
l. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2020, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
m. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
1. Organization and Significant Accounting Policies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income/separately on
the Statements of Operations. Facility fees are recognized
as income over the expected term of the loan. Dividend
income and realized gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Funds. Dividends from net investment income are
normally declared daily; these dividends may be reinvested
or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
n. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
o. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
m. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At October 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Adjustable U.S.
Government Securities Fund
Franklin Floating Rate Daily
Access Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2020
Shares sold
a
................................... 29,319,870 $233,754,345 14,261,908 $109,784,278
Shares issued in reinvestment of distributions .......... 1,060,012 8,448,342 4,774,925 36,575,361
Shares redeemed ............................... (21,555,825) (171,708,190) (49,816,612) (379,674,694)
Net increase (decrease) .......................... 8,824,057 $70,494,497 (30,779,779) $(233,315,055)
Year ended October 31, 2019
Shares sold
a
................................... 18,451,688 $148,737,677 24,396,121 $207,005,295
Shares issued in reinvestment of distributions .......... 1,420,216 11,437,638 7,091,086 59,838,783
Shares redeemed ............................... (22,545,484) (181,755,264) (57,649,550) (487,014,662)
Net increase (decrease) .......................... (2,673,580) $(21,579,949) (26,162,343) $(220,170,584)
Class A1
Class A1 Shares:
Year ended October 31, 2020
Shares sold ................................... 630,558 $5,032,029 — $—
Shares issued in reinvestment of distributions .......... 219,982 1,753,217 — —
Shares redeemed ............................... (1,836,277) (14,644,570) — —
Net increase (decrease) .......................... (985,737) $(7,859,324) — $—
Year ended October 31, 2019
Shares sold ................................... 644,638 $5,198,030 — $—
Shares issued in reinvestment of distributions .......... 341,392 2,748,361 — —
Shares redeemed ............................... (2,617,010) (21,084,563) — —
Net increase (decrease) .......................... (1,630,980) $(13,138,172) — $—
Class C
Class C Shares:
Year ended October 31, 2020
Shares sold ................................... 6,685,112 $53,248,452 1,855,251 $14,370,413
Shares issued in reinvestment of distributions .......... 161,318 1,284,855 1,147,597 8,815,655
Shares redeemed
a
.............................. (8,452,569) (67,287,318) (17,431,322) (132,984,754)
Net increase (decrease) .......................... (1,606,139) $(12,754,011) (14,428,474) $(109,798,686)
Year ended October 31, 2019
Shares sold ................................... 2,141,425 $17,258,372 4,867,026 $41,398,389
Shares issued in reinvestment of distributions .......... 328,535 2,643,522 2,007,653 16,956,492
Shares redeemed
a
.............................. (7,551,249) (60,766,866) (21,042,279) (177,866,099)
Net increase (decrease) .......................... (5,081,289) $(40,864,972) (14,167,600) $(119,511,218)
Class R6

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Adjustable U.S.
Government Securities Fund
Franklin Floating Rate Daily
Access Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended October 31, 2020
Shares sold ................................... 1,651,869 $13,195,653 379,211 $2,925,166
Shares issued in reinvestment of distributions .......... 98,718 788,182 79,724 613,123
Shares redeemed ............................... (1,519,520) (12,128,636) (1,450,536) (11,142,570)
Net increase (decrease) .......................... 231,067 $1,855,199 (991,601) $(7,604,281)
Year ended October 31, 2019
Shares sold ................................... 1,808,708 $14,620,360 6,237,102 $53,203,518
Shares issued in reinvestment of distributions .......... 148,766 1,199,760 449,623 3,806,996
Shares redeemed ............................... (2,423,068) (19,559,366) (20,715,643) (175,348,620)
Net increase (decrease) .......................... (465,594) $(3,739,246) (14,028,918) $(118,338,106)
Advisor Class
Advisor Class Shares:
Year ended October 31, 2020
Shares sold ................................... 15,132,077 $120,880,680 19,953,277 $151,517,101
Shares issued in reinvestment of distributions .......... 298,147 2,378,608 2,394,865 18,413,377
Shares redeemed ............................... (15,921,572) (127,021,293) (75,991,098) (586,417,671)
Net increase (decrease) .......................... (491,348) $(3,762,005) (53,642,956) $(416,487,193)
Year ended October 31, 2019
Shares sold ................................... 9,661,245 $78,040,579 49,968,193 $425,681,497
Shares issued in reinvestment of distributions .......... 409,290 3,300,024 5,583,560 47,203,015
Shares redeemed ............................... (11,037,539) (89,035,621) (150,952,054) (1,275,154,491)
Net increase (decrease) .......................... (967,004) $(7,695,018) (95,400,301) $(802,269,979)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Low Duration Total
Return Fund Franklin Total Return Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2020
Shares sold
a
................................... 74,248,622 $702,878,333 107,109,340 $1,064,630,931
Shares issued in reinvestment of distributions .......... 4,752,298 44,996,700 10,315,985 102,130,026
Shares issued on reorganization .................... 186,443 1,803,150 10,674,554 105,907,423
Shares redeemed ............................... (61,905,583) (580,959,649) (71,745,647) (703,665,030)
Net increase (decrease) .......................... 17,281,780 $168,718,534 56,354,232 $569,003,350
Year ended October 31, 2019
Shares sold
a
................................... 79,629,462 $767,009,943 100,587,834 $983,059,322
Shares issued in reinvestment of distributions .......... 4,538,511 43,788,521 9,364,951 90,862,421
Shares redeemed ............................... (71,313,399) (687,118,051) (61,650,157) (594,057,519)
Net increase (decrease) .......................... 12,854,574 $123,680,413 48,302,628 $479,864,224
Class C
Class C Shares:
Year ended October 31, 2020
Shares sold ................................... 6,965,271 $65,452,033 7,126,989 $69,953,158
Shares issued in reinvestment of distributions .......... 321,028 3,026,044 624,127 6,125,237
Shares issued on reorganization .................... 38,777 373,470 1,574,396 15,495,570
Shares redeemed
a
.............................. (9,007,037) (83,917,478) (12,412,817) (122,191,368)
Net increase (decrease) .......................... (1,681,961) $(15,065,931) (3,087,305) $(30,617,403)
Year ended October 31, 2019
Shares sold ................................... 5,751,967 $55,153,027 5,400,892 $52,080,169
Shares issued in reinvestment of distributions .......... 330,448 3,174,573 655,873 6,311,021
Shares redeemed
a
.............................. (5,611,766) (53,837,871) (8,294,058) (79,406,136)
Net increase (decrease) .......................... 470,649 $4,489,729 (2,237,293) $(21,014,946)
Class R
Class R Shares:
Year ended October 31, 2020
Shares sold ................................... 8,591 $77,725 443,366 $4,387,783
Shares issued in reinvestment of distributions .......... 282 2,666 53,260 524,757
Shares issued on reorganization .................... 8,625 83,506 — —
Shares redeemed ............................... (9,450) (89,610) (917,555) (8,980,301)
Net increase (decrease) .......................... 8,048 $74,287 (420,929) $(4,067,761)
Year ended October 31, 2019
Shares sold ................................... 1,897 $18,305 333,857 $3,227,561
Shares issued in reinvestment of distributions .......... — — 65,347 630,599
Shares redeemed ............................... — — (797,352) (7,669,945)
Net increase (decrease) .......................... 1,897 $18,305 (398,148) $(3,811,785)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Low Duration Total
Return Fund Franklin Total Return Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended October 31, 2020
Shares sold ................................... 16,043,261 $150,613,959 16,602,479 $165,691,686
Shares issued in reinvestment of distributions .......... 2,409,232 22,969,432 1,578,248 15,737,331
Shares issued on reorganization .................... 41,091,087 399,882,794 387,849 3,874,914
Shares redeemed ............................... (105,259,843) (992,187,853) (12,681,525) (125,479,980)
Net increase (decrease) .......................... (45,716,263) $(418,721,668) 5,887,051 $59,823,951
Year ended October 31, 2019
Shares sold ................................... 48,117,630 $466,169,000 11,319,959 $110,557,913
Shares issued in reinvestment of distributions .......... 3,421,634 33,223,142 1,474,135 14,399,466
Shares redeemed ............................... (53,573,761) (519,100,009) (10,523,386) (101,993,827)
Net increase (decrease) .......................... (2,034,497) $(19,707,867) 2,270,708 $22,963,552
Advisor Class
Advisor Class Shares:
Year ended October 31, 2020
Shares sold ................................... 13,568,900 $128,810,324 18,484,714 $184,926,398
Shares issued in reinvestment of distributions .......... 655,249 6,243,259 2,114,517 20,943,629
Shares issued on reorganization .................... 41,394 402,833 878,914 8,772,333
Shares redeemed ............................... (16,601,709) (156,693,796) (78,998,259) (782,997,294)
Net increase (decrease) .......................... (2,336,166) $(21,237,380) (57,520,114) $(568,354,934)
Year ended October 31, 2019
Shares sold ................................... 18,103,769 $175,348,265 45,881,218 $444,031,555
Shares issued in reinvestment of distributions .......... 730,667 7,086,653 2,450,870 23,965,092
Shares redeemed ............................... (14,823,774) (143,607,446) (28,072,302) (271,198,079)
Net increase (decrease) .......................... 4,010,662 $38,827,472 20,259,786 $196,798,568
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Institutional, LLC (FT Institutional) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
a. Management Fees
Franklin Adjustable U.S. Government Securities Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Franklin Floating Rate Daily Access Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Franklin Low Duration Total Return Fund and Franklin Total Return Fund pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:
For the year ended October 31, 2020, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Annualized Fee Rate Net Assets
0.500% Up to and including $5 billion
0.440% Over $5 billion, up to and including $10 billion
0.410% Over $10 billion, up to and including $15 billion
0.380% In excess of $15 billion
Annualized Fee Rate Net Assets
0.650% Up to and including $500 million
0.550% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $1.5 billion
0.450% Over $1.5 billion, up to and including $6.5 billion
0.425% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Gross effective investment management fee rate ........ 0.500% 0.557% 0.491%
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Under a subadvisory agreement, FT Institutional, an affiliate of Advisers, provides subadvisory services to Franklin Total
Return Fund. The subadvisory fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund. Effective October 31, 2019, the subadvisory agreement was terminated for Franklin Total Return Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the
Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Franklin Total
Return Fund
Gross effective investment management fee rate ........ 0.467%
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% —% —% —%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Class R ............................... —% —% 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended October 31, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended October 31, 2020, investments in affiliated management investment companies were as follows:
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $8,284 $10,452 $61,840 $552,515
CDSC retained ........................... $33,276 $40,479 $158,521 $41,048
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Transfer agent fees ........................ $490,843 $877,913 $1,109,120 $2,253,251
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a a a a a a a a a
Franklin Adjustable U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $35,052,748 $44,231,406 $(42,230,423) $— $— $37,053,731 37,053,731 $163,447
Total Affiliated Securities .... $35,052,748 $44,231,406 $(42,230,423) $— $— $37,053,731 $163,447
3. Transactions with Affiliates
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $56,546,081 $— $(12,675,246) $(4,306,028) $(2,127,253) $37,437,554 5,149,595 $2,574,650
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 103,958,277 302,088,668 (336,214,070) — — 69,832,875 69,832,875 388,772
Total Affiliated Securities .... $160,504,358 $302,088,668 $(348,889,316) $(4,306,028) $(2,127,253) $107,270,429 $2,963,422
Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $19,759,574 $— $— $— $(2,389,308) $17,370,266 2,389,308 $974,082
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 108,041,040 1,917,175,251 (1,827,751,164) — — 197,465,127 197,465,127 590,558
Total Non-Controlled Affiliates $127,800,614 $1,917,175,251 $(1,827,751,164) $ — $ (2,389,308) $214,835,393 $ 1,564,640
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $51,223,000 $(51,223,000) $ — $ — $— — $18,274
Total Affiliated Securities .... $127,800,614 $1,968,398,251 $(1,878,974,164) $— $(2,389,308) $214,835,394 $1,582,914
Franklin Total Return Fund
Controlled Affiliates
Dividends
Franklin Liberty High Yield
Corporate ETF ............ $— $151,486,725 $— $ — $ (3,558,054) $ 147,928,671 5,830,000 $ 4,593,672
Franklin Liberty Investment Grade
Corporate ETF ............ 369,960,975 99,558,200 — — 17,641,775 487,160,950 18,335,000 16,656,504
Franklin Liberty Senior Loan ETF 22,730,691 — — — (779,861) 21,950,830 914,900 745,478
Total Controlled Affiliates .... $392,691,666 $251,044,925 $— $ — $ 13,303,860 $657,040,451 $ 21,995,654
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $12,812,795 $— $— $— $(1,549,310) $11,263,485 1,549,310 $628,495
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 373,627,760 2,808,775,509 (2,955,661,712) — — 226,741,557 226,741,557 635,491
Total Affiliated Securities .... $779,132,221 $3,059,820,434 $(2,955,661,712) $— $11,754,550 $895,045,493 $23,259,640
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin Low Duration Total Return Fund and Franklin Total Return
Fund so that the operating expenses (excluding distribution fees and acquired fund fees and expenses and certain non-
routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for Class A, Class C, Class R, and Advisor Class of the Funds do not exceed 0.44%, and 0.60%, respectively, and for Class R6 do not exceed 0.30% and 0.48%, respectively, based on the average net assets of each class until February 28, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
Prior to March 1, 2020, expenses (excluding certain fees and expenses as previously disclosed) for Franklin Total Return Fund for Class R6 were limited to 0.49% based on the average net assets of the class.
For Franklin Adjustable U.S. Government Securities Fund and Franklin Floating Rate Daily Access Fund, Investor Services
has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03%
based on the average net assets of the class until February 28, 2021.
h. Other Affiliated Transactions
At October 31, 2020, one or more of the Funds in Franklin Fund Allocator Series owned 5.4% of Franklin Low Duration Total
Return Fund outstanding shares.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended October 31, 2020 the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2020, the capital loss carryforwards were as follows:
During the year ended October 31, 2020, the following Funds utilized capital loss carryforwards as follows:
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 22,295,670 $ 31,872,530 $ 63,375,277 $ 19,991,441
Long term ............................. 111,328,300 348,944,293 109,112,463 93,869,817
Total capital loss carryforwards ............ $133,623,970 $380,816,823 $172,487,740 $113,861,258
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Capital loss utilized carryforwards .... $
 —
$
 —
$
 —
$35,676,600
3. Transactions with Affiliates
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
The tax character of distributions paid during the years ended October 31, 2020 and October 31, 2019, was as follows:
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, pass-through entity income, paydown losses, defaulted bonds, wash sales, bond discounts and premiums and swaps.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2020, were as follows:
Franklin Adjustable U.S.
Government Securities Fund
Franklin Floating Rate Daily Access
Fund
2020 2019 2020 2019
Distributions paid from:
Ordinary income ........................ $15,532,274 $22,775,946 $77,286,011 $163,526,289
Franklin Low Duration Total Return
Fund Franklin Total Return Fund
2020 2019 2020 2019
Distributions paid from:
Ordinary income ........................ $92,3 16,701 $102,326,577 $159,500,259 $141,679,682
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
a a a a a
Cost of investments ....................... $738,941,037 $1,498,023,777 $2,766,994,678 $5,750,781,967
Unrealized appreciation ..................... $4,387,433 $9,086,698 $55,443,165 $196,303,300
Unrealized depreciation ..................... (5,451,747) (252,906,475) (85,954,311) (120,065,294)
Net unrealized appreciation (depreciation) ....... $(1,064,314) $(243,819,777) $(30,511,146) $76,238,006
Distributable earnings:
Undistributed ordinary income ................ $148,425 $7,970,157 $12,858,611 $26,700,479
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Purchases .............................. $264,926,834 $488,015,816 $2,716,573,576 $12,507,735,640
Sales .................................. $242,290,206 $1,211,535,936 $3,454,189,108 $12,064,024,774
5. Income Taxes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
7. Credit Risk and Defaulted Securities
At October 31, 2020, Franklin Floating Rate Daily Access Fund, Franklin Low Duration and Franklin Total Return had 85.6%,
16.6% and 15.7%, respectively, of their portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of Investments. At October
31, 2020, the aggregate value of these securities was as follows:
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At October 31, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Value
Percentage of
Net Assets
Franklin Floating Rate Daily Access Fund ......................................... $ 58,313,933 4.6%
Franklin Low Duration Total Return Fund .......................................... 1, 882,752 0.1%
Franklin Total Return Fund .................................................... 1, 880,761 0.0%
†
†
Rounds to less than 0.1% of net assets.
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Daily Access Fund
1,219,956
a
Appvion Operations, Inc. ...................... 6/14/18 – 4/12/19 $ 12,791,766 $ 18,106,975
170,300 Remington Outdoor Co., Inc., Litigation Units ....... 5/16/18 – 4/12/19 — —
Total Restricted Securities (Value is 1.43% of Net Assets) ............. $12,791,766 $18,106,975

Franklin Investors Securities Trust
Notes to Financial Statements

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10. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the
Statements of Investments.
At October 31, 2020, unfunded commitments were as follows:
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Low Duration Total Return Fund
24,739
b
Appvion Operations, Inc. ...................... 4/12/19 $ 334,607 $ 367,190
12,326,925
c
K2016470219 South Africa Ltd., A ............... 4/15/13 – 2/01/17 92,077 —
1,226,701
c
K2016470219 South Africa Ltd., B ............... 2/01/17 911 —
16,078 Remington Outdoor Co., Inc., Litigation Units ....... 5/16/18 – 4/12/19 — —
Total Restricted Securities (Value is 0.01% of Net Assets) ............. $427,595 $367,190
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Total Return Fund
13,033
d
Appvion Operations, Inc. ...................... 4/12/19 $ 176,272 $ 193,437
28,762,824
e
K2016470219 South Africa Ltd., A ............... 4/15/13 – 2/01/17 221,469 —
2,862,311
e
K2016470219 South Africa Ltd., B ............... 2/01/17 2,125 —
4,897 Remington Outdoor Co., Inc., Litigation Units ....... 4/12/19 — —
Total Restricted Securities (Value is 0.01% of Net Assets) ............. $399,866 $193,437
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $28,599,539 as of October 31, 2020.
b
The Fund also invests in unrestricted securities of the issuer, valued at $353,843 as of October 31, 2020.
c
The Fund also invests in unrestricted securities of the issuer, valued at $1,469 as of October 31, 2020
d
The Fund also invests in unrestricted securities of the issuer, valued at $186,406 as of October 31, 2020.
e
The Fund also invests in unrestricted securities of the issuer, valued at $3,427 as of October 31, 2020.
Borrower Unfunded Commitment
Franklin Floating Rate Daily Access Fund
Fieldwood Energy LLC $6,553,264
Pathway Vet Alliance LLC 667,158
UTEX Industries, Inc 1,379,575
$8,599,997
Franklin Low Duration Total Return Fund
Fieldwood Energy LLC $459,450
Pathway Vet Alliance LLC 72,996
UTEX Industries, Inc 30,693
$563,139
9. Restricted Securities
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
11. Other Derivative Information
At October 31, 2020, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Franklin Total Return Fund
Fieldwood Energy LLC $633,845
Pathway Vet Alliance LLC 126,653
UTEX Industries, Inc 16,169
$776,667
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement(s) of
Assets and Liabilities
Location Fair Value
Statement(s) of
Assets and Liabilities
Location Fair Value
Franklin Low Duration Total Return Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 2,231,468
a
Variation margin on futures
contracts
$ 358,887
a
Unrealized appreciation on OTC
swap contracts
370,379 Unrealized depreciation on OTC
swap contracts
4,574,446
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
733,241 Unrealized depreciation on OTC
forward exchange contracts
988,354
Credit contracts ............
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
151,145
b
OTC swap contracts (upfront
payments)
630,493 OTC swap contracts (upfront
receipts)
3,452,165
Unrealized appreciation on OTC
swap contracts
1,704,336 Unrealized depreciation on OTC
swap contracts
7,002,387
Inflation contracts ..........
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
1,112,898
b
Total .................... $5,669,917 $17,640,282
Franklin Total Return Fund
Interest rate contracts .......
Investments in securities, at value 3,695,910
c
Options written, at value —
Variation margin on futures
contracts
3,814,057
a
Variation margin on futures
contracts
9,542,433
a
Unrealized appreciation on OTC
swap contracts
— Unrealized depreciation on OTC
swap contracts
8,093,778
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
2,269,414 Unrealized depreciation on OTC
forward exchange contracts
2,489,486
Credit contracts ............
OTC swap contracts (upfront
payments)
864,411 OTC swap contracts (upfront
receipts)
5,042,884
Unrealized appreciation on OTC
swap contracts
2,830,105 Unrealized depreciation on OTC
swap contracts
11,473,848
10. Unfunded Loan Commitments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
For the year ended October 31, 2020, the effect of derivative contracts in the Statements of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement(s) of
Assets and Liabilities
Location Fair Value
Statement(s) of
Assets and Liabilities
Location Fair Value
Franklin Total Return Fund (continued)
Inflation contracts ..........
Variation margin on centrally
cleared swap contracts
$ — Variation margin on centrally
cleared swap contracts
$ 1,525,147
b
Value recovery instruments ...
Investments in securities, at value 412,110
d
Investments in securities, at value —
Total .................... $13,886,007 $38,167,576
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statements of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statements of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
c
Purchased option contracts are included in investments in securities, at value in the Statements of Assets and Liabilities.
d
VRI are included in investments in securities, at value in the Statements of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Franklin Floating Rate Daily Access Fund
Credit contracts ............
Swaps contracts $(203,888) Swap contracts $369,172
Total .................... $(203,888) $369,172
Franklin Low Duration Total Return Fund
Interest rate contracts .......
Written options (5,410,636) Written options —
Futures contracts (3,827,667) Futures contracts 3,104,127
Swap contracts (3,002,695) Swap contracts (3,446,316)
Foreign exchange contracts ..
Forward exchange contracts (2,467,838) Forward exchange contracts 105,189
Credit contracts ............
Written Options 138,658 Written Options —
Swaps contracts (9,126,146) Swap contracts (5,322,562)
Inflation contracts ..........
Swap contracts (26) Swap contracts (722,521)
Total .................... $(23,696,350) $(6,282,083)
11. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
For the year ended October 31, 2020, the average month end notional amount of futures contracts, options and swap contracts, and the average month end contract value for forward exchange contracts, and average month end fair value of
VRI, were as follows:
At October 31, 2020, the Funds' OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Total Return Fund
Interest rate contracts .......
Investments (5,933,615)
a
Investments 1,449,570
a
Written options 2,382,098 Written options —
Futures contracts 57,319,219 Futures contracts 7,926,651
Swap contracts (316,390) Swap contracts (6,765,993)
Foreign exchange contracts ..
Investments 1,011,927
a
Investments —
Forward exchange contracts (21,821,423) Forward exchange contracts 1,788,464
Credit contracts ............
Written options (8,630,580) Written options —
Swaps contracts (33,399,911) Swap contracts (7,790,758)
Inflation contracts ..........
Swap contracts (37) Swap contracts (1,290,476)
Value recovery instruments Investments — Investments $(34,422)
b
Total .................... $(9,388,712) $(4,716,964)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
b
VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statements of Operations.
.
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Futures contracts ........................................................ $— $969,992,837 $1,686,010,799
Swap Contracts .......................................................... 4,888,000 636,905,305 745,718,631
Forward exchange contracts ...................................... — 423,059,154 684,272,510
Options ....................................................................... — 78,106,077 75,584,615
VRI .............................................................................. — — 426,794
11. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
At October 31, 2020, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Derivatives
Franklin Low Duration Total Return Fund
Forward exchange contracts ............................. $ 733,24 1 $ 988,35 4
Swap contracts ....................................... 2,705,20 8 15,028,99 8
Total ............................................. $3,438,449 $16,017,352
Franklin Total Return Fund
Forward exchange contracts ............................. 2,269,414 2,489,48 6
Options purchased ..................................... 3,695,910 —
Swap contracts ....................................... 3,694,516 24,610,51 0
Total ............................................. $9,659,840 $27,099,996
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
BNDP ................... $— $— $— $— $—
BZWS ................... 178,337 (178,337) — — —
CITI ..................... 1,740,190 (1,740,190) — — —
DBAB ................... 182,394 — (129,947) — 52,447
FBCO ................... — — — — —
JPHQ ................... 1,337,528 (1,337,528) — — —
MSCO ................... — — — — —
Total ................... $3,438,449 $(3,256,055) $ (129,947) $— $52,447
Franklin Total Return Fund
Counterparty
BNDP ................... — — — — —
BZWS ................... 393,826 (393,826) — — —
CITI ..................... 6,119,182 (6,119,182) — — —
DBAB ................... 37,490 (37,490) — — —
JPHQ ................... 3,109,342 (3,109,342) — — —
MSCO ................... — — — — —
Total ................... $9,659,840 $(9,659,840) — $— $—
2
11. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
At October 31, 2020, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 169.
12. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the year ended October 31, 2020, investments in “affiliated companies” were as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
BNDP ................... $188,519 $— $— $(188,519) $—
BZWS ................... 358,345 (178,337) — — 180,009
CITI ..................... 9,671,274 (1,740,190) — (7,931,084) —
DBAB ................... — — — — —
FBCO ................... 139,652 — — (130,000) 9,652
JPHQ ................... 3,234,682 (1,337,528) — (1,897,154) —
MSCO ................... 2,424,879 — — (2,424,879) —
Total ................... $16,017,351 $(3,256,055) $— $(12,571,636) $189,661
Franklin Total Return Fund
Counterparty
BNDP ................... 237,255 — — (237,255) —
BZWS ................... 459,238 (393,826) — (65,412) —
CITI ..................... 16,166,536 (6,119,182) — (10,047,354) —
DBAB ................... 136,649 (37,490) — (80,000) 19,159
JPHQ ................... 5,780,139 (3,109,342) — (2,650,000) 20,798
MSCO ................... 4,320,179 — — (4,320,179) —
Total ................... 27,099,996 (9,659,840) — (17,400,200) 39,956
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
b
At October 31, 2020, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
11. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
13. Reorganization
On December 6, 2019, Franklin Low Duration Total Return Fund (Surviving Fund), pursuant to a plan of reorganization approved on October 18, 2019, by shareholders of Franklin Flexible Alpha Bond Fund (Acquired Fund), a series of Franklin
Strategic Series, acquired 100% of the Acquired Fund’s net assets, primarily made up of investment securities, which included
$1,720,998 of unrealized depreciation, through a tax-free exchange of 41,366,326 shares of the Surviving Fund (valued at
$402,545,753). Immediately after the completion of the reorganization, the combined net assets of the Surviving Fund were
$3,385,783,187.
The primary purpose for the reorganization was to combine the Acquired Fund with a larger that has lower annual fund operating expense ratios, better overall historical performance, similar investment goals and similar principal investment strategies/risks. The estimated cost of the reorganization was $103,000 of which the Surviving Fund and the Acquired Fund each paid 25% and Advisers paid 50%. The allocated portion of the Surviving Fund's reorganization expenses is included with other expenses in the Statement of Operations.
Assuming the reorganization had been completed on November 1, 2019, the Fund’s pro forma results of operations, would have been as follows:
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount Held
at End
of Year
Investment
Income
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc. .... $ 16,265,063 $ — $ — $ — $ 1,841,912 $ 18,106,975 1,219,956 $ —
Remington Outdoor Co., Inc. . 1,808,932 — — — (1,808,932) — 1,808,932 —
Remington Outdoor Co., Inc.,
Litigation Units ......... — — — — — — 170,300 —
Interest
Appvion Operations, Inc., Term
Loan, 7%, (3-month USD
LIBOR +
6%), 6/12/26 .......... 45,636,106 7,997
a
(16,073,321)
a
20,257 (991,500) 28,599,539 29,108,946 2,771,031
b
Total Affiliated Securities
(Value is 3.7% of Net Assets) $63,710,101 $7,997 $(16,073,321) 20,257 (958,520) $46,706,514 $2,771,031
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
Includes non-cash dividend/interest received.
Period
Net Investment
income
Net Realized
and Unrealized
Gain (Loss)
Net Increase
(Decrease) in Net
Assets from
Operations
For the period November 1, 2019, through October 31, 2020 ........ $82,248,946 $(46,065,520) $36,183,426
12. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Subsequent to the reorganization, the Surviving Fund has been managed as a single entity. Accordingly, it is impracticable to identify the amounts of investment income and net investment income attributable to the Acquired Fund’s assets after the completion of the reorganization.
On January 31, 2020 Franklin Total Return Fund (Surviving Fund), pursuant to a plan of reorganization approved on November
22, 2019 by shareholders of Franklin Real Return Fund (Acquired Fund), a series of Franklin Investors Trust, acquired 100%
of the Acquired Fund’s net assets, primarily made up of investment securities, which included $1,332,218 of unrealized appreciation, through a tax-free exchange of 13,515,713 shares of the Surviving Fund (valued at $134,050,240). Immediately after the completion of the reorganization, the combined net assets of the Surviving Fund were $5,377,252,553.
The primary purpose for the reorganization was to combine the Acquired Fund with a larger fund that had lower annual fund operating expense ratios, better overall historical performance and similar principal investment strategies/risks. The estimated cost of the reorganization was $200,000 of which the Surviving Fund and the Acquired Fund each paid 25% and Advisers paid
50%. The allocated portion of the Surviving Fund's reorganization expenses is included with other expenses in the Statement of Operations.
Assuming the reorganization had been completed on November 1, 2019, the Fund’s pro forma results of operations, would have been as follows:
Subsequent to the reorganization, the Surviving Fund has been managed as a single entity. Accordingly, it is impracticable to identify the amounts of investment income and net investment income attributable to the Acquired Fund’s assets after the completion of the reorganization.
14. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit
Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended October 31, 2020, the Funds did not use the Global Credit Facility.
15. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Period
Net Investment
income
Net Realized
and Unrealized
Gain (Loss)
Net Increase
(Decrease) in Net
Assets from
Operations
For the period November 1, 2019, through October 31, 2020 ........ $134,229,097 $74,016,636 $208,245,733
13. Reorganization
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Adjustable U.S. Government Securities Fund
Assets:
Investments in Securities:
a
Commercial Mortgage-Backed Securities ...... $ — $ 13,077,166 $ — $ 13,077,166
Mortgage-Backed Securities ................ — 655,045,558 — 655,045,558
Short Term Investments ................... 37,053,731 32,700,268 — 69,753,999
Total Investments in Securities ........... $37,053,731 $700,822,992 $— $737,876,723
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ — — 19,567,601
b
19,567,601
Management Investment Companies ......... 37,437,554 — — 37,437,554
Corporate Bonds :
Airlines .............................. — 6,094,368 — 6,094,368
Construction Materials .................. — 4,098,355 — 4,098,355
Containers & Packaging ................. — 2,540,625 — 2,540,625
Food Products ........................ — 402,320 — 402,320
Hotels, Restaurants & Leisure ............. — 495,802 — 495,802
Household Durables .................... — 509,138 — 509,138
Media ............................... — 3,635,000 — 3,635,000
Oil, Gas & Consumable Fuels ............. — 2,481,000 — 2,481,000
Road & Rail .......................... — — 18,585,180 18,585,180
Wireless Telecommunication Services ....... — 1,433,575 — 1,433,575
Senior Floating Rate Interests ............... — 999,063,24 7 59,698,085 1,058,761,33 2
Asset-Backed Securities .................. — 28,329,273 — 28,329,273
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 69,832,875 — — 69,832,875
Total Investments in Securities ........... $107,270,429 $1,049,082,703 $97,850,866 $1,254,203,998
Other Financial Instruments:
Unfunded Loan Commitments .............. $ — $ 235,087 $ — $ 235,087
Total Other Financial Instruments ......... $— $235,087 $— $235,087
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... — 999 — 999
$— $— $— $—
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — — —
b
—
Multiline Retail ........................ — — —
b
—
Oil, Gas & Consumable Fuels ............. 863 — — 863
Paper & Forest Products ................. 10,791 — 367,190 377,981
Road & Rail .......................... — — —
b
—
Specialty Retail ........................ 114,594 — — 114,594
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets:
Investments in Securities:
Management Investment Companies ......... $ 17,370,266 $ — $ — $ 17,370,266
Warrants :
Oil, Gas & Consumable Fuels ............. — — 15 15
Paper & Forest Products ................. — 75 — 75
Corporate Bonds :
Air Freight & Logistics ................... — 29,668,332 — 29,668,332
Auto Components ...................... — 4,477,611 — 4,477,611
Banks ............................... — 145,256,151 — 145,256,151
Beverages ........................... — 7,250,673 — 7,250,673
Biotechnology ......................... — 8,986,609 — 8,986,609
Capital Markets ........................ — 14,777,332 — 14,777,332
Chemicals ........................... — 22,027,272 — 22,027,272
Commercial Services & Supplies ........... — 1,405,436 — 1,405,436
Consumer Finance ..................... — 28,527,622 — 28,527,622
Containers & Packaging ................. — 3,633,868 — 3,633,868
Diversified Financial Services ............. — 7,941,725 — 7,941,725
Diversified Telecommunication Services ..... — 1,720,188 — 1,720,188
Electric Utilities ........................ — 46,392,105 — 46,392,105
Electrical Equipment .................... — 3,947,791 — 3,947,791
Electronic Equipment, Instruments &
Components ........................ — 618,999 — 618,999
Energy Equipment & Services ............. — 9,772,275 — 9,772,275
Entertainment ......................... — 12,431,417 — 12,431,417
Equity Real Estate Investment Trusts (REITs) . — 12,737,299 — 12,737,299
Food & Staples Retailing ................. — 3,147,650 — 3,147,650
Health Care Equipment & Supplies ......... — 354,769 — 354,769
Health Care Providers & Services .......... — 22,383,849 — 22,383,849
Independent Power and Renewable Electricity
Producers .......................... — 1,328,250 — 1,328,250
Industrial Conglomerates ................ — 5,752,698 — 5,752,698
Insurance ............................ — 19,878,517 — 19,878,517
Interactive Media & Services .............. — 19,763,702 — 19,763,702
Internet & Direct Marketing Retail .......... — 15,870,545 — 15,870,545
IT Services ........................... — 5,465,786 — 5,465,786
Machinery ............................ — 5,237,243 — 5,237,243
Media ............................... — 15,761,375 — 15,761,375
Metals & Mining ....................... — 5,925,402 — 5,925,402
Multiline Retail ........................ — — 1,469
b
1,469
Multi-Utilities .......................... — 1,422,741 — 1,422,741
Oil, Gas & Consumable Fuels ............. — 63,772,860 — 63,772,860
Personal Products ..................... — 6,312,741 — 6,312,741
Pharmaceuticals ....................... — 14,339,682 — 14,339,682
Real Estate Management & Development .... — 2,663,519 — 2,663,519
Road & Rail .......................... — 3,846,444 306,219 4,152,663
Semiconductors & Semiconductor Equipment . — 5,574,993 — 5,574,993
Specialty Retail ........................ — 398,953 — 398,953
Thrifts & Mortgage Finance ............... — 10,570,584 — 10,570,584
Tobacco ............................. — 7,176,356 — 7,176,356
Wireless Telecommunication Services ....... — 631,834 — 631,834
Senior Floating Rate Interests ............... — 76,265,008 3,107,695 79,372,703
Marketplace Loans ...................... — — 27,612,358 27,612,358
Loan Participations and Assignments ......... — 6,268,420 — 6,268,420
Foreign Government and Agency Securities .... — 131,783,172 — 131,783,172
U.S. Government and Agency Securities ....... — 408,554,699 — 408,554,699
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets:
Investments in Securities:
Asset-Backed Securities .................. $ — $ 617,389,748 $ — $ 617,389,748
Commercial Mortgage-Backed Securities ...... — 492,120,242 — 492,120,242
Mortgage-Backed Securities ................ — 75,320,046 — 75,320,046
Municipal Bonds ......................... — 83,253,337 — 83,253,337
Escrows and Litigation Trusts ............... — 19,000 —
b
19,000
Short Term Investments ................... 197,465,127 — — 197,465,127
Total Investments in Securities ........... $214,961,641 $2,490,126,945 $31,394,946 $2,736,483,532
Other Financial Instruments:
Forward exchange contracts ............... — 733,241 — 733,241
Futures contracts ........................ 2,231,468 — — 2,231,468
Swap contracts ......................... — 2,074,714 — 2,074,714
Unfunded Loan Commitments .............. — 16,309 — 16,309
Total Other Financial Instruments ......... $2,231,468 $2,824,264 $— $5,055,732
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 988,354 — 988,354
Futures contracts ........................ 358,887 — — 358,887
Swap contracts .......................... — 12,840,875 — 12,840,875
Total Other Financial Instruments ......... $358,887 $13,829,229 $— $14,188,116
Franklin Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — — —
b
—
Energy Equipment & Services ............. 71,286 — — 71,286
Entertainment ......................... 4,071 — — 4,071
Hotels, Restaurants & Leisure ............. — — 34,112 34,112
Multiline Retail ........................ — — —
b
—
Oil, Gas & Consumable Fuels ............. 3,838 — — 3,838
Paper & Forest Products ................. 54,102 — 193,437 247,539
Road & Rail .......................... — — —
b
—
Specialty Retail ........................ 224,781 — — 224,781
Management Investment Companies ......... 668,303,936 — — 668,303,936
Preferred Stocks ........................ 2,548,200 — — 2,548,200
Warrants :
Oil, Gas & Consumable Fuels ............. — — 35 35
Paper & Forest Products ................. — 377 — 377
Corporate Bonds :
Aerospace & Defense ................... — 10,839,519 — 10,839,519
Air Freight & Logistics ................... — 39,134,688 — 39,134,688
Airlines .............................. — 10,665,144 — 10,665,144
Auto Components ...................... — 5,938,207 — 5,938,207
Banks ............................... — 147,724,158 — 147,724,158
Beverages ........................... — 27,172,894 — 27,172,894
Biotechnology ......................... — 66,299,452 — 66,299,452
Capital Markets ........................ — 24,140,883 — 24,140,883
Chemicals ........................... — 29,587,849 — 29,587,849
Commercial Services & Supplies ........... — 2,560,937 — 2,560,937
Communications Equipment .............. — 2,814,375 — 2,814,375
Consumer Finance ..................... — 23,788,738 — 23,788,738
Containers & Packaging ................. — 36,288,766 — 36,288,766
Diversified Financial Services ............. — 12,460,088 — 12,460,088
Diversified Telecommunication Services ..... — 38,054,761 — 38,054,761
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets:
Investments in Securities:
Corporate Bonds:
Electric Utilities ........................ $ — $ 106,760,261 $ — $ 106,760,261
Electrical Equipment .................... — 2,426,310 — 2,426,310
Electronic Equipment, Instruments &
Components ........................ — 22,532,244 — 22,532,244
Energy Equipment & Services ............. — 2,740,395 — 2,740,395
Entertainment ......................... — 12,316,586 — 12,316,586
Equity Real Estate Investment Trusts (REITs) . — 20,884,151 — 20,884,151
Food & Staples Retailing ................. — 17,563,062 — 17,563,062
Food Products ........................ — 27,104,835 — 27,104,835
Health Care Equipment & Supplies ......... — 2,010,357 — 2,010,357
Health Care Providers & Services .......... — 113,794,011 — 113,794,011
Hotels, Restaurants & Leisure ............. — 2,779,275 — 2,779,275
Household Durables .................... — 24,180,631 — 24,180,631
Independent Power and Renewable Electricity
Producers .......................... — 12,570,785 — 12,570,785
Insurance ............................ — 93,294,293 — 93,294,293
Interactive Media & Services .............. — 15,184,844 — 15,184,844
Internet & Direct Marketing Retail .......... — 20,513,626 — 20,513,626
IT Services ........................... — 24,794,711 — 24,794,711
Machinery ............................ — 28,967,351 — 28,967,351
Media ............................... — 55,091,783 — 55,091,783
Metals & Mining ....................... — 3,526,537 — 3,526,537
Multiline Retail ........................ — 17,821,982 3,427
b
17,825,409
Multi-Utilities .......................... — 20,531,259 — 20,531,259
Oil, Gas & Consumable Fuels ............. — 105,594,359 — 105,594,359
Personal Products ..................... — 9,520,500 — 9,520,500
Pharmaceuticals ....................... — 16,566,662 — 16,566,662
Real Estate Management & Development .... — 601,125 — 601,125
Road & Rail .......................... — 24,604,256 161,317 24,765,573
Semiconductors & Semiconductor Equipment . — 29,031,696 — 29,031,696
Software ............................. — 5,688,182 — 5,688,182
Specialty Retail ........................ — 12,384,188 — 12,384,188
Textiles, Apparel & Luxury Goods .......... — 5,792,915 — 5,792,915
Thrifts & Mortgage Finance ............... — 5,001,108 — 5,001,108
Tobacco ............................. — 28,211,894 — 28,211,894
Trading Companies & Distributors .......... — 9,210,558 — 9,210,558
Transportation Infrastructure .............. — 8,066,376 — 8,066,376
Wireless Telecommunication Services ....... — 31,769,717 — 31,769,717
Senior Floating Rate Interests ............... — 109,120,011 1,637,146 110,757,157
Marketplace Loans ...................... — — 8,121,179 8,121,179
Loan Participations and Assignments ......... — 12,324,350 — 12,324,350
Foreign Government and Agency Securities .... — 264,934,986 — 264,934,986
U.S. Government and Agency Securities ....... — 715,978,248 — 715,978,248
Asset-Backed Securities .................. — 643,656,811 — 643,656,811
Commercial Mortgage-Backed Securities :
Capital Markets ........................ — 449,663 — 449,663
Diversified Financial Services ............. — 84,746,369 — 84,746,369
Thrifts & Mortgage Finance ............... — 391,087,836 7,781 391,095,617
Mortgage-Backed Securities ................ — 1,069,812,896 — 1,069,812,896
Municipal Bonds ......................... — 206,169,027 — 206,169,027
Escrows and Litigation Trusts ............... — 30,000 —
b
30,000
Options purchased ....................... — 3,695,910 — 3,695,910
Short Term Investments ................... 226,741,557 — — 226,741,557
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At October 31, 2020, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets:
Investments in Securities:
Short Term Investments
Total Investments in Securities ........... $897,951,771 $4,918,909,768 $10,158,434 $5,827,019,973
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 2,269,414 $ — $ 2,269,414
Futures contracts ........................ 3,814,057 — — 3,814,057
Swap contracts ......................... — 2,830,10 5 — 2,830,10 5
Unfunded Loan Commitments .............. — 22,418 — 22,418
Total Other Financial Instruments ......... $3,814,057 $5,121,937 $— $8,935,994
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 2,489,486 — 2,489,486
Futures contracts ........................ 9,542,433 — — 9,542,433
Swap contracts .......................... — 21,092,775 — 21,092,775
Total Other Financial Instruments ......... $9,542,433 $23,582,261 $— $33,124,694
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes securities determined to have no value at October 31, 2020.
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ 1,808,932 $ — $ — $ — $ — $ — $ — $ (1,808,932) $ —
c
$ (1,808,932)
Oil, Gas & Consumable
Fuels .......... — — — 1,460,626 — — — — 1,460,626 —
Paper & Forest Products 16,265,063 — — — — — — 1,841,912 18,106,975 1,841,912
Road & Rail ....... — —
c
— — — — — — —
c
—
Corporate Bonds :
Road & Rail ....... — — — 17,602,299 — 672,377 — 310,504 18,585,180 310,504
Senior Floating Rate
Interests :
Household Products .. 61,403,599 — — — — 245,781 — (16,131,939) 45,517,441 (16,131,939)
Road & Rail ....... — — — 14,890,020 — (121,687) — (587,689) 14,180,644 (587,689)
Escrows and Litigation
Trusts ........... —
c
— — — — (1,277,251) 1,277,251 — —
c
—
Total Investments in Securities . $79,477,594 $— $— $33,952,945 $— $(480,780) $1,277,251 $(16,376,144) $97,850,866 $(16,376,144)
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . 170,787 — — — — — — (170,787) —
c
(170,787)
Multiline Retail ...... 8,967 — — — — — — (8,967) —
c
(8,967)
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2020, are as follows:
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Low Duration Total Return Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Oil, Gas & Consumable
Fuels .......... $ 4,511 $ — $ (2,406) $ — $ — $ — $ (1,877,948) $ 1,875,843 $ — $ —
Paper & Forest Products 329,838 — — — — — — 37,352 367,190 37,352
Road & Rail ....... — —
c
— — — — — — —
c
—
Warrants :
Oil, Gas & Consumable
Fuels .......... — —
c
— — — — — 15 15 15
Corporate Bonds :
Multiline Retail ...... 2,280 — — — — (128,527) — 127,716 1,469 127,716
Road & Rail ....... — — — 290,023 — 1,673 — 14,523 306,219 14,523
Senior Floating Rate
Interests :
Household Products .. 3,233,528 — — — — 13,539 — (373,019) 2,874,048 (373,019)
Road & Rail ....... — — — 186,862 — — — 46,785 233,647 46,785
Marketplace Loans :
Diversified Financial
Services ........ 24,471,922 70,573,672 (61,780,908) — — (121,588) (364) (5,530,376) 27,612,358 (5,530,376)
Escrows and Litigation
Trusts ........... —
c
— — — — (7,705) 7,705 — —
c
—
Total Investments in Securities . $28,221,833 $70,573,672 $(61,783,314) $476,885 $— $(242,608) $(1,870,607) $(3,980,915) $31,394,946 $(5,856,758)
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
May include amounts related to a corporate action.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks:
Paper & Forest Products
....
$18,106,975 Discounted cash flow Weighted average
cost of capital
20.5% Decrease
c
Free cash flow $141.4 mil Increase
Discount for lack of
marketability
20.0% Decrease
d
Long term growth 0.0% Increase
Corporate Bonds:
Road & Rail
.............
18,585,180 Discounted cash flow Discount rate 15.8% Decrease
c
Free cash flow $20.4 mil Increase
Senior Floating Rate Interests:
Household
...............
45,517,441 Recovery value Asset value estimate $220.0 mil Increase
c
Road & Rail 14,180,644  Discounted cash flow Discount rate 10.4% Decrease
c
......................
Free cash flow 17.1 mil Increase
All other Investments
(
e
)
..........
1,460,626
f
Total
.......................
$97,850,866
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Marketplace Loans:
Lending Club
............
$16,231,483 Discounted cash flow Loss-Adjusted
Discount rate
7.4% Decrease
d
Projected Loss rate 27.7% Decrease
d
Lending Club LCX
........
4,735,975 Discounted cash flow Loss-Adjusted
Discount rate
9.0% Decrease
d
Projected Loss rate 20.5% Decrease
d
Square Capital
...........
4,451,177 Discounted cash flow Loss-Adjusted
Discount rate
6.1% Decrease
d
Projected Loss rate 6.3% Decrease
d
All other investments
(
e
)
..........
5,976,311
f
Total
.......................
$31,394,946
a
Weighted based on the relative fair value of the financial instruments
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Represents a significant impact to fair value but not net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
f
Includes securities determined to have no value at October 31, 2020
15. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
16. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
17. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
FBCO
Credit Suisse Group AG
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Currency
BRL
Brazilian Real
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
MXN
Mexican Peso
USD
United States Dollar
UYU
Uruguayan Peso
ZAR
South African Rand
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GDP
Gross Domestic Product
GNMA
Government National Mortgage Association
GO
General Obligation
H15BDI
U.S. Treasury Bill Auction High Discount Rate
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
TBD
To Be Determined
T-Note
Treasury Note
VRI
Value Recovery Instrument
Abbreviations
(continued)

Franklin Investors Securities Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Investors Securities Trust and Shareholders of Franklin Adjustable U.S. Government
Securities Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund, and Franklin Total Return
Fund.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
Adjustable U.S. Government Securities Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return
Fund, and Franklin Total Return Fund (four of the funds constituting Franklin Investors Securities Trust, hereafter collectively referred to as the "Funds") as of October 31, 2020, the related statements of operations for the year ended October 31,
2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
December 22, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Investors Securities Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the
Internal Revenue Code for the fiscal year ended October 31, 2020:
Franklin
Adjustable
U.S.
Government
Securities
Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin
Low Duration
Total Return
Fund
Franklin
Total Return
Fund
$15,432,945 $75,250,763 $70,200,021 $106,251,319

Franklin Investors Securities Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1986 126 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 107 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018–
present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal
Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
126 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA. (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017 – September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since 2013,
Trustee since 1987
and Vice President
since 1986
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Reema Agarwal (1974) Vice President Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of two of the investment companies in Franklin Templeton.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Gaston Gardey (1967) Treasurer, Chief
Financial Officer
and Chief
Accounting Officer
Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 24 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Investors Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program –
Funds no HLIM
Franklin Adjustable U.S. Government Securities Fund
Franklin Low Duration Total Return Fund
Franklin Total Return Fund
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the Securities and Exchange Commission (“SEC”) (on a
non-public basis) and to the Board if the Fund’s holdings of
Illiquid assets exceed 15% of the Fund’s net assets. Funds
with HLIMs must have procedures for addressing HLIM
shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive
calendar days, reporting to the SEC (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Liquidity Risk Management Program
Franklin Floating Rate Daily Access Fund
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed

Franklin Investors Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other
funding sources including the Funds’ interfund lending facility and line of credit.. Classification of the Fund’s portfolio
holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds investments where the time
required to settle a sale of the investment may exceed
7 calendar days and are classified as “Less Liquid
Investments”. Less liquid Investments are defined as any
investment reasonably expected to be sold or disposed
of in current market conditions in seven calendar days or
less without the sale or disposition significantly changing
the market value of the investment, but where the sale or
disposition is reasonably expected to settle in more than
seven calendar days. The Fund established and maintained
a HLIM. During the reporting period, the Fund maintained
the necessary level of Highly Liquid Investments and did not experience any HLIM shortfalls.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Investors Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive each Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

FIST2 A 12/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Investors Securities Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $450,897 for the fiscal year ended October 31, 2020 and $575,194 for the fiscal year ended October 31, 2019.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $199,302 for the fiscal year ended October 31, 2020 and $210,000 for the fiscal year ended October 31, 2019. The services for which these fees were paid included tax compliance services related to year end, professional fees in connection with tax treatment of equipment lease transactions, and professional fees in connection with an Indonesia withholding tax refund claim.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended October 31, 2020 and $8,703 for the fiscal year ended October 31, 2019. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $42,222 for the fiscal year ended October 31, 2020 and $160,144 for the fiscal year ended October 31, 2019. The services for which these fees were paid included valuation services related to fair value engagement, the issuance of an Auditors’ Certificate for South Korean regulatory shareholder disclosures, benchmarking services in connection with the ICI TA survey, compliance examination for Investment Advisor Act rule 204-2 and 206-4 (2), and professional fees in connection with determining the feasibility of a U.S. direct lending structure.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $241,524 for the fiscal year ended October 31, 2020 and $378,847 for the fiscal year ended October 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee

of Listed Registrants. N/A

Item 6.  Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                            N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 906
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
INVESTORS SECURITIES TRUST

By __S\MATTHEW T. HINKLE_________________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __S\MATTHEW T. HINKLE__________________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 28, 2020

By __S\GASTON GARDEY______________________________

Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  December 28, 2020